SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____

Post-Effective Amendment No.   59    (File No. 2-54516)               [X]

                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.       50     (File No. 811-2591)                        [X]


AXP MONEY MARKET SERIES, INC.
50606 Ameriprise Financial Center
Minneapolis, Minnesota  55474

Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[X] on Oct. 3, 2005 pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

RiverSource(SM)
   Cash
      Management
          Fund

RiverSource Cash Management Fund (formerly AXP Cash Management Fund) seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.


Prospectus


Oct. 3, 2005


Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


The Fund                                   3p


Goal                                       3p

Principal Investment Strategies            3p

Principal Risks                            4p

Past Performance                           5p


Fees and Expenses                          6p

Other Investment Strategies and Risks      7p

Fund Management and Compensation           8p

Buying and Selling Shares                 11p

Transactions Through Unaffiliated
   Financial Intermediaries               11p

Valuing Fund Shares                       11p

Investment Options                        12p

Purchasing Shares                         13p

Sales Charges                             15p

Exchanging/Selling Shares                 17p

Distributions and Taxes                   21p

Financial Highlights                      22p


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

The Fund

GOAL


RiverSource Cash Management Fund (the Fund) seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Because any investment involves risk, the Fund cannot guarantee this goal.


PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 35% of its total assets in U.S. dollar-denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's return. The Fund's yield will vary from day-to-day.

The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the SEC for money market funds. For example, the
Fund:

o  Limits its average portfolio maturity to ninety days or less.

o  Buys obligations with remaining maturities of 397 days or less.

o Buys only obligations that are denominated in U.S. dollars and present minimal credit risk.


In pursuit of the Fund's goal, the investment manager chooses investments by:


o Considering opportunities and risks given current interest rates and anticipated interest rates.

o Purchasing securities based on the timing of cash flows in and out of the Fund.


In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

   o The issuer's credit rating declines or the investment manager expects a decline (the Fund, in certain cases, may continue to own securities that are down-graded until the investment manager believes it is advantageous to sell).


   o Political, economic, or other events could affect the issuer's performance.


   o The investment manager identifies a more attractive opportunity.


   o The issuer or the security continues to meet the other standards described above.

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

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Although the Fund's share price has remained constant in the past, THE FUND CANNOT GUARANTEE THAT IT WILL ALWAYS BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Principal risks associated with an investment in the Fund include:


Reinvestment Risk


The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, such as payments due on a bond or a note.


Sector Risk

Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk. For example, if the Fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.


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

PAST PERFORMANCE


The following bar chart and table provide some illustration of the risks of investing in the Fund by showing the variability of performance.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. If these fee waivers/expense caps were not in place, performance would be lower.

Bar Chart. The bar chart shows how the Fund's performance has varied for each full calendar year. Class A share information is shown in the bar chart.

Table. The table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. For purposes of the performance calculation in the table we assumed:

o  no sales charge for Class A shares or Class Y shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Yield Information

For current 7-day yield information, call (800) 862-7919 and select option #2.

                            CLASS A SHARE PERFORMANCE

                            (based on calendar years)

1995   1996   1997   1998   1999   2000   2001   2002   2003   2004

During the periods shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ended ___ ___) and the lowest return for a calendar quarter was ___% (quarter ended ___ ___).

The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at June 30, 2005 was _____%.


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Average Annual Total Returns (for periods ended Dec. 31, 2004)


                                                     Since            Since
                   1 year   5 years 10 years    inception (B&Y)   inception (C)
Class A               %        %        %             N/A              N/A
Class B               %        %       N/A           %(a)              N/A
Class C               %        %       N/A            N/A             %(b)
Class Y               %        %       N/A           %(a)              N/A


(a) Inception date is March 20, 1995.

(b) Inception date is June 26, 2000.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.


Shareholder Fees (fees paid directly from your investment)

                                                               Class A     Class B     Class C    Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                            none         none        none       none


Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)        none          5%          1%        none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees                                    %       %        %        %
Distribution (12b-1) fees                      0.10%   0.85%    0.75%    0.00%

Other expenses(b)                                  %       %        %        %

Total                                              %       %        %        %


(a) This charge may be reduced depending on the value of your total investments in RiverSource Funds. See "Sales Charges."

(b) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses.

From time to time, the investments manager and its affiliates may limit the expenses of one or more classes for the purpose of increasing its yield. This expense limitation policy may be revised or terminated at any time without notice.


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

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.


These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                    1 year     3 years      5 years    10 years
Class A                             $          $            $          $
Class B                             $(a)       $(a)         $(a)       $(b)

Class C                             $(a)       $            $          $

Class Y                             $          $            $          $

(a)  Includes the applicable CDSC.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                    1 year     3 years      5 years    10 years
Class A                             $          $            $          $
Class B                             $          $            $          $(a)
Class C                             $          $            $          $
Class Y                             $          $            $          $

(a) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


These examples do not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. For more information on strategies and holdings, and the risks of such strategies, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

Directed Brokerage. The Fund's Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute portfolio securities transactions.

Additional information regarding securities transactions can be found in the SAI.


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


FUND MANAGEMENT AND COMPENSATION

Investment Manager

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource Funds, and is a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource Funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as other investment products.

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was __% of the Fund's average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent annual report.

Additional Services and Compensation

As described above, RiverSource Investments receives compensation for acting as the Fund's investment manager. As described below, RiverSource Investments and its affiliates also receive compensation for providing other services to the RiverSource Funds.

Administration Services. RiverSource Investments provides or compensates others to provide administrative services to the RiverSource Funds. These services include administrative, accounting, treasury, and other services. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource Funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out of pocket expenses incurred while providing services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution Services. Ameriprise Financial Services, Inc., 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or Ameriprise Financial Services), provides underwriting and distribution services to the RiverSource Funds. Under the Distribution Agreement and related plans of distribution, the distributor receives sales charges, and distribution and shareholder servicing fees. Fees paid by the Fund for these services are included under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." The RiverSource Funds are primarily sold through Ameriprise Financial Services. It pays a portion of these fees to its financial advisors and retains a portion of these fees to support its distribution and shareholder servicing activity. For third party sales, Ameriprise Financial


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


Services re-allows a portion of these fees to the financial intermediaries that sell Fund shares and provide services to shareholders, and retains a portion of these fees to support its distribution and shareholder servicing activity.

Transfer Agency Services. RiverSource Service Corporation, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource Funds. The RiverSource Funds pay the transfer agent a fee, which varies by share class, based on the number of shareholder accounts and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the Funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Funds are primarily sold through Ameriprise Financial Services which is allocated a portion of these fees for providing services to Fund shareholders. RiverSource Service Corporation may also pay a portion of these fees to other financial intermediaries through which RiverSource Funds are sold, that provide sub-recordkeeping and other services to Fund shareholders.

The SAI provides additional information about the services provided and the fee schedules for the agreements set forth above.

Payments to Financial Intermediaries

RiverSource Investments and its affiliates may make additional cash payments out of their own resources to broker-dealers, banks, qualified plan administrators and recordkeepers, or other institutions (financial intermediaries), including allocation of resources to affiliated broker-dealers such as Ameriprise Financial Services in connection with the sale of shares of the Fund and/or the provision of services to the Fund or its shareholders. These payments may create an incentive for the financial intermediary, its employees or registered representatives to recommend or sell shares of the Fund to its customers. These payments and allocations are in addition to any 12b-1 distribution and/or shareholder service fees or other amounts paid by the Fund under distribution or shareholder servicing plans, or paid by the Fund for shareholder account maintenance, sub-accounting or recordkeeping services provided directly by the financial intermediary providing such services. In exchange for these cash payments and allocations, RiverSource Investments and its affiliates may receive preferred access to registered representatives of a financial intermediary (for example, the ability to make presentations in branch offices or at conferences) or preferred access to customers of the financial intermediary (for example, the ability to advertise or directly interact with the financial intermediary's customers in order to sell the Fund). These arrangements are sometimes referred to as "revenue sharing payments." In some cases, these arrangements may create an incentive for a financial intermediary or its representatives to recommend or sell shares of a fund and may create a conflict of interest between a financial intermediary's financial interest and its duties to its customers. Please contact the financial intermediary through which you are purchasing shares of the Fund for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Fund.


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


These payments and allocations are usually calculated based on a percentage of fund sales, a percentage of fund assets attributable to a particular financial intermediary, and/or as reimbursement of operational charges. These payments may also be negotiated based on other criteria or factors including, but not limited to, the financial intermediary's affiliation with the investment manager, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships and the scope and quality of services it provides. The amount of payment or allocation may also vary based on the class(es) of shares of the fund that are sold through the financial intermediary.

From time to time, RiverSource Investments or its affiliates may make other payments or allow other promotional incentives to financial intermediaries to the extent permitted by law, including providing non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts, occasional meals, tickets or other entertainment, support for due diligence trips, educational conference sponsorship, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject.

Additional Management Information

Manager of Manager Exemption. The Fund has received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. Before the Fund may rely on the order, holders of a majority of the Fund's outstanding voting securities will need to approve operating the Fund in this manner. If shareholder approval is received, the Fund may add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

Affiliated Funds-of-Funds. RiverSource Investments also serves as investment manager to the RiverSource Portfolio Builder Funds (Portfolio Builder Funds), a group of six funds-of-funds that provide asset-allocation services to shareholders by investing in shares of other RiverSource Funds, including the Fund. The Fund may experience relatively large purchases or redemptions from the Portfolio Builder Funds. Although RiverSource Investments seeks to minimize the impact of these transactions by structuring them over a reasonable period of time, the Fund may experience increased expenses as it buys and sells portfolio securities to manage transactions for the Portfolio Builder Funds. In addition, because the Portfolio Builder Funds may own a substantial portion of the Fund, a redemption by the Portfolio Builder Funds could cause the Fund's expense ratio to increase as the Fund's fixed costs would be spread over a smaller asset base. RiverSource Investments monitors expense levels and is committed to offering funds that are competitively priced. RiverSource Investments will report to the Fund's Board on the steps it has taken to manage any potential conflicts.

Portfolio Holdings Disclosure. The Fund's Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio securities held by the Fund. A description of these policies and procedures is included in the Fund's SAI.


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

Buying and Selling Shares


TRANSACTIONS THROUGH UNAFFILIATED FINANCIAL INTERMEDIARIES

Where authorized by the distributor, shares of the Fund may be available through certain 401(k) or other qualified plans, banks, broker-dealers or other institutions (financial intermediaries). These financial intermediaries may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries or their representatives through whom shares are held. Since the Fund may not have a record of your transactions, you should always contact the financial intermediary through whom you purchased the Fund to make changes to or give instructions concerning your account or to obtain information about your account. The Fund and the distributor are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

Availability and Transferability of Fund Shares. Please consult your investment professional or financial intermediary to determine availability of the Fund. Currently, other than through a limited number of institutional accounts, RiverSource Funds may only be purchased or sold through affiliated broker-dealers of RiverSource Investments, including Ameriprise Financial Services and Securities America, Inc. (Securities America). In addition, if you set up an account at another financial intermediary, you may not be able to transfer RiverSource Fund holdings to that financial intermediary, and you must either maintain your position with Ameriprise Financial Services or Securities America, or sell your shares, paying any applicable deferred sales charge. Please be aware that transactions in taxable accounts would generate a taxable event and may result in an increased income tax liability.

The public offering price for each class of shares of the Fund is the net asset value (NAV). Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor or investment professional. If you buy or sell shares through an authorized financial intermediary, consult that firm to determine its procedures for accepting and processing orders. The financial intermediary may charge a fee for its services.


VALUING FUND SHARES


The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open.


The Fund's investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the Fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

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

INVESTMENT OPTIONS


New investments must be made in Class A shares of the Fund. The Fund offers Class B and Class C shares only to facilitate exchanges between classes of these shares in other RiverSource Funds. The primary differences among the classes are in the sales charge structures and in their ongoing expenses. These differences are summarized in the table below.

The distribution fees for Class A, Class B and Class C shares are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the Fund's shares and providing services to Fund shareholders.


The Fund also offers an additional class of shares, Class I, exclusively to certain institutional investors. Class I shares are made available through a separate prospectus supplement provided to investors eligible to purchase the shares.

Investment options summary


The Fund offers different classes of shares. Although your money will be invested in the same way no matter which class of shares you buy, there are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor or investment professional can help you with this decision.


The following table shows the key features of each class:

                   Class A         Class B         Class C         Class Y
------------------ --------------- --------------- --------------- -------------
Availability       Available to    Available to    Available to    Limited to
                   all             all             all             qualifying
                   investors.      investors.      investors.      institutional
                                                                   investors.
------------------ --------------- --------------- --------------- -------------
Initial Sales      No. Entire      No. Entire      No. Entire      No. Entire
Charge             purchase        purchase        purchase        purchase
                   price is        price is        price is        price is
                   invested in     invested in     invested in     invested in
                   shares of the   shares of the   shares of the   shares of
                   Fund.           Fund.           Fund.           the Fund.
------------------ --------------- --------------- --------------- -------------


Deferred Sales     None.           Maximum 5%      1% CDSC         None.
Charge                             CDSC during     applies  if
                                   the first       you sell your
                                   year            shares within
                                   decreasing to   one year
                                   0% after six    after
                                   years.          purchase.
------------------ --------------- --------------- --------------- -------------
Distribution Fee   Yes. 0.10%      Yes. 0.85%      Yes. 0.75%      N/A
and/or
Shareholder
Service Fee*
------------------ --------------- --------------- --------------- -------------
Conversion to      N/A             Yes,            No.             No.
Class A                            automatically
                                   in ninth year
                                   of ownership.
------------------ --------------- --------------- --------------- -------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, over time, the fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.


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

PURCHASING SHARES


Financial intermediaries are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the Fund, or the financial intermediary through which you are investing in the Fund, may not be able to open an account for you. If the Fund or if the financial intermediary through which you are investing in the Fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed reasonable.

To purchase shares with a financial intermediary other than Ameriprise Financial Services, please consult your financial intermediary. See "Transactions Through Unaffiliated Financial Intermediaries" for more information. The following section explains RiverSource Fund policies on how you can purchase Fund shares from Ameriprise Financial Services.

If you do not have an existing RiverSource Fund account, you will need to establish a brokerage account. Your financial advisor or investment professional will help you fill out and submit an application. Your application will be accepted only when federal funds (funds of the Federal Reserve System) are available to the Fund, normally within three days of receipt of your application. Once your account is set up, you can choose among several convenient ways to invest.


When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

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

How to determine the correct TIN

For this type of account:          Use the Social Security or Employer
                                   Identification number of:
---------------------------------- -----------------------------------------
Individual or joint account        The individual or one of the owners
                                   listed on the joint account
---------------------------------- -----------------------------------------
Custodian account of a minor       The minor
(Uniform Gifts/Transfers to
Minors Act)
---------------------------------- -----------------------------------------
A revocable living trust           The grantor-trustee (the person who
                                   puts the money into the trust)
---------------------------------- -----------------------------------------
An irrevocable trust, pension      The legal entity (not the personal
trust or estate                    representative or trustee, unless no
                                   legal entity is designated in the
                                   account title)
---------------------------------- -----------------------------------------
Sole proprietorship or             The owner
single-owner LLC
---------------------------------- -----------------------------------------
Partnership or multi-member LLC    The partnership
---------------------------------- -----------------------------------------

Corporate or LLC electing          The corporation
corporate status  on Form 8832

---------------------------------- -----------------------------------------
Association, club or tax-exempt    The organization
organization
---------------------------------- -----------------------------------------


For details on TIN requirements, contact your financial advisor or investment professional to obtain a copy of Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.


Methods of purchasing shares

By mail

Once your account has been established, send your check to:


RiverSource Funds
70200 Ameriprise Financial Center
Minneapolis, MN 55474


Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $500**
Account balances:                   $1,000
Qualified account balances:         none


If your Fund account balance falls below $1,000 for any reason, including a market decline, you will be asked to increase it to $1,000 or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.


  *  $1,000 for tax qualified accounts.


 ** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account.


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14p   --   RIVERSOURCE CASH MANAGEMENT FUND   --   2005 PROSPECTUS

By scheduled investment plan

Minimum amounts
Initial investment:                 $2,000
Additional investments:             $100*
Account balances:                   $1,000 (on a scheduled investment plan with
                                    monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.


* $50 minimum per payment for qualified accounts outside of a brokerage account.


By wire or electronic funds transfer


Please contact your financial advisor or investment professional for specific instructions.


Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts


SALES CHARGES


Class B and Class C -- contingent deferred sales charge (CDSC) alternative


For Class B, the CDSC is based on the sale amount and the number of years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline:

If the sale is made during the:                    The CDSC percentage rate is:*


First year                                                      5%
Second year                                                     4%
Third year                                                      4%
Fourth year                                                     3%
Fifth year                                                      2%
Sixth year                                                      1%
Seventh year                                                    0%


* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of ____% to financial intermediaries that sell Class B shares. A portion of this commission may be paid to the financial intermediary through which you purchased the shares which, in turn, may pay your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.


--------------------------------------------------------------------------------
15p   --   RIVERSOURCE CASH MANAGEMENT FUND   --   2005 PROSPECTUS

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 will complete its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.

For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the completion of the eighth year of ownership.

For Class C, a 1% CDSC is charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a sales commission of ____% to financial intermediaries that sell Class C shares. A portion of this commission may be paid to the financial intermediary through which you purchased the shares which, in turn, may pay your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.


In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.


Because you cannot make a direct purchase of Class B or Class C shares of the Fund, the examples above are based on the original purchase date of the Class B or Class C shares in other RiverSource Funds. See "Exchanging/Selling Shares" for more information.


--------------------------------------------------------------------------------
16p   --   RIVERSOURCE CASH MANAGEMENT FUND   --   2005 PROSPECTUS

Waivers of the sales charge for Class B shares


The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or


o held in IRAs or certain qualified plans if Ameriprise Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:


   o at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR


   o selling under an approved substantially equal periodic payment arrangement.

Waivers of the sales charge for Class C shares

The CDSC will be waived on sales of shares in the event of the shareholder's death.

EXCHANGING/SELLING SHARES

To sell or exchange shares held with financial intermediaries other than Ameriprise Financial Services, please consult your financial intermediary. See "Transactions Through Unaffiliated Financial Intermediaries" for more information. The following section explains RiverSource Fund policies on how you can exchange or sell shares held with Ameriprise Financial Services.


Exchanges


New investments of Class A shares may be exchanged for either Class A, Class B or Class C shares of any other publicly offered RiverSource Fund, except that exchanges into RiverSource Tax-Exempt Money Market Fund must be made from Class A shares. If you exchange shares from this Fund to another RiverSource Fund, any further exchanges must be between shares of the same class. For example, you may not exchange from Class B shares of another RiverSource Fund into Class A shares of this Fund. Exchange rules are illustrated in the following tables:

EXCHANGES
FROM                                         TO
Cash Management                   Other RiverSource Funds*
                         Class A           Class B         Class C
Class A                    Yes               Yes             Yes
Class B                    No                Yes             No
Class C                    No                No              Yes

EXCHANGES
FROM                                         TO
Other RiverSource Funds*               Cash Management
                         Class A           Class B         Class C
Class A                    Yes               No              No
Class B                    No                Yes             No
Class C                    No                No              Yes

* Exchanges into Tax-Exempt Money Market Fund must be made from Class A shares.


--------------------------------------------------------------------------------
17p   --   RIVERSOURCE CASH MANAGEMENT FUND   --   2005 PROSPECTUS

Exchanges between classes within the same fund are not permitted. For example, you cannot exchange from Cash Management Class A to Cash Management Class B.

If your initial investment was in this Fund, and you exchange into a non-money market fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B. If your initial investment was in Class A shares of a non-money market fund and you exchange shares into this Fund:

o you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.


o if your initial investment was over $1,000,000 and the sales charge was waived, you will be subject to a 1% sales charge if you redeem those shares within one year after the initial investment date.

For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.


Other exchange policies:

o Except as otherwise noted, exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o  Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

Selling Shares

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.


When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Repurchases. You can change your mind after requesting a sale of Class B shares and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, you must send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.


The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

--------------------------------------------------------------------------------
18p   --   RIVERSOURCE CASH MANAGEMENT FUND   --   2005 PROSPECTUS

Important: If you recently sent a payment by a bank authorization, check or money order that is not guaranteed it may take up to ten days for your funds to clear. This may cause your scheduled arrangement or unscheduled request to fail to process if the requested amount includes unguaranteed funds.


Ways to request an exchange or sale of shares

By regular or express mail


RiverSource Funds
70100 Ameriprise Financial Center
Minneapolis, MN 55474


Include in your letter:

o  your account number

o  the name of the fund(s)

o  the class of shares to be exchanged or sold

o  your Social Security number or Employer Identification number

o  the dollar amount or number of shares you want to exchange or sell

o  specific instructions regarding delivery or exchange destination


o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor or Ameriprise Financial Services for more information.)


o  any paper certificates of shares you hold

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

By telephone

(800) 297-7378 for brokerage accounts


(800) 967-4377 for wrap accounts

(800) 862-7919 for non-brokerage/wrap accounts

o Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the distributor. Each registered owner must sign the request.


o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:          $100

Maximum sale amount:          $100,000

--------------------------------------------------------------------------------
19p   --   RIVERSOURCE CASH MANAGEMENT FUND   --   2005 PROSPECTUS

By wire


Money can be wired from your account to your bank account. Contact your financial advisor or Ameriprise Financial Services at the above numbers for additional information.


o  Minimum amount: $1,000

o  Pre-authorization is required.

o  A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o  Minimum payment: $100*


o Contact your financial advisor or Ameriprise Financial Services to set up regular payments.


o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.


* Minimum is $50 in a non-brokerage/wrap account.


Electronic transactions


The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.


By draft


Drafts are not available for accounts set up in a brokerage account and may not be available to all investors of the Fund. For Class A only, free drafts are available and can be used just like a check to withdraw $100 or more from your account. The shares in your account earn dividends until they are redeemed by the Fund to cover your drafts. Most accounts will automatically receive free drafts. However, to receive drafts on qualified or custodial business accounts, you must contact the distributor. A request form will be supplied and must be signed by each registered owner. Your draft writing privilege may be modified or discontinued at any time.


o  Minimum amount redemption: $100

--------------------------------------------------------------------------------
20p   --   RIVERSOURCE CASH MANAGEMENT FUND   --   2005 PROSPECTUS

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Dividends will generally be composed of ordinary dividend income (which may include interest income, short-term capital gains and non-qualifying dividends). It is unlikely the Fund will distribute qualifying dividend income, which is eligible for preferential tax rates under current tax law. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o  you request distributions be paid monthly in cash, or


o you direct the Fund to invest your distributions monthly in any publicly offered RiverSource fund for which you have previously opened an account. Your purchases may be subject to a sales charge.


We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

--------------------------------------------------------------------------------
21p   --   RIVERSOURCE CASH MANAGEMENT FUND   --   2005 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.

--------------------------------------------------------------------------------
22p   --   RIVERSOURCE CASH MANAGEMENT FUND   --   2005 PROSPECTUS

This Fund, along with the other RiverSource Funds, is distributed by Ameriprise Financial Services, Inc. and can be purchased from an Ameriprise Financial Services financial advisor or from a limited number of other authorized financial intermediaries. The Fund can be found under the "RiverSource" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's SAI, and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund or make a shareholder inquiry, contact your financial advisor, investment professional or RiverSource Service Corporation.

RiverSource Funds
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Website address:
riversource.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.


Investment Company Act File #811-2591


Ticker Symbol
Class A: IDSXX    Class B:ACBXX
Class C: --       Class I:--
Class Y: IDYXX

RiverSource Funds
70100 Ameriprise Financial Center
Minneapolis, MN 55474

                                                            S-6320-99 AC (10/05)

                      RiverSource(SM) Cash Management Fund

                    Supplement to the Oct. 3, 2005 Prospectus

This supplement describes the Fund's Class I shares. The caption headings used in this Supplement correspond to the caption headings used in the prospectus.


You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE


Class I has not been in existence for a full calendar year, and therefore performance information is not shown. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns, after the deduction of certain taxes, for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus.

Past performance for Class I for the period prior to March 4, 2004 may be calculated based on the performance of Class A, but not differences in annual Fund operating expenses. The use of blended performance (Class I performance blended with Class A performance for periods before March 4, 2004) generally results in lower performance than Class I shares would have achieved had they been offered for the entire period.


FEES AND EXPENSES


Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees. The table is supplemented as follows:


Shareholder Fees (fees paid directly from your investment)
                                                                     Class I
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                   none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)               none


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:                       Class I
Management fees                                                          %
Distribution (12b-1) fees                                            0.00%
Other expenses(a)                                                        %
Total                                                                    %


(a) Other expenses include an administrative services fee, a custody fee and other nonadvisory expenses.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

                                 1 year     3 years     5 years    10 years
Class I                             $          $           $           $

BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:


o Any fund distributed by Ameriprise Financial Services, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other RiverSource Funds.

In addition, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.


The discussion of buying and selling shares is supplemented as follows:


You may purchase, sell or exchange Class I shares only through the distributor (see the back cover of the prospectus for address and telephone number). You may exchange your Class I shares only for Class I shares of another RiverSource Fund.


FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance. It is supplemented as follows:


Class I

                                                            S-6320-79 AC (10/05)

                       STATEMENT OF ADDITIONAL INFORMATION

                                  Oct. 3, 2005

AXP California Tax-Exempt Trust
     RiverSource California Tax-Exempt Fund
AXP Dimensions Series, Inc.
      RiverSource New Dimensions Fund
AXP Discovery Series, Inc.
     RiverSource Core Bond Fund
     RiverSource Discovery Fund
     RiverSource Income Opportunities Fund
     RiverSource Inflation Protected Securities Fund
     RiverSource Limited Duration Bond Fund
AXP Equity Series, Inc.
     RiverSource Mid Cap Growth Fund
AXP Fixed Income Series, Inc.
     RiverSource Diversified Bond Fund
AXP Global Series, Inc.
     RiverSource Emerging Markets Fund
     RiverSource Global Bond Fund
     RiverSource Global Technology Fund
     RiverSource Global Balanced Fund
     RiverSource Global Equity Fund
AXP Government Income Series, Inc.
     RiverSource Short Duration U.S. Government Fund
     RiverSource U.S. Government Mortgage Fund
AXP Growth Series, Inc.
     RiverSource Disciplined Equity Fund RiverSource Growth Fund
     RiverSource Large Cap Equity Fund
     RiverSource Large Cap Value Fund
AXP High Yield Income Series, Inc.
     RiverSource High Yield Bond Fund
AXP High Yield Tax-Exempt Series, Inc.
     RiverSource Tax-Exempt High Income Fund
AXP Income Series, Inc.
     RiverSource Selective Fund
AXP International Series, Inc.
     RiverSource European Equity Fund
     RiverSource International Opportunity Fund
AXP Investment Series, Inc.
     RiverSource Balanced Fund
     RiverSource Diversified Equity Income Fund
     RiverSource Mid Cap Value Fund
AXP Managed Series, Inc.
     RiverSource Strategic Allocation Fund
AXP Market Advantage Series, Inc.
     RiverSource Portfolio Builder Conservative Fund
     RiverSource Portfolio Builder Moderate Conservative Fund
     RiverSource Portfolio Builder Moderate Fund
     RiverSource Portfolio Builder Moderate Aggressive Fund
     RiverSource Portfolio Builder Aggressive Fund
     RiverSource Portfolio Builder Total Equity Fund
     RiverSource Small Company Index Fund
     RiverSource S&P 500 Index Fund
AXP Money Market Series, Inc.
     RiverSource Cash Management Fund
AXP Partners International Series, Inc.
     RiverSource International Aggressive Growth Fund
     RiverSource International Equity Fund
     RiverSource International Select Value Fund
     RiverSource International Small Cap Fund
AXP Partners Series, Inc.
     RiverSource Aggressive Growth Fund
     RiverSource Fundamental Growth Fund
     RiverSource Fundamental Value Fund
     RiverSource Select Value Fund
     RiverSource Small Cap Equity Fund
     RiverSource Small Cap Value Fund
     RiverSource Value Fund
AXP Sector Series, Inc.
     RiverSource Dividend Opportunity Fund
     RiverSource Real Estate Fund
AXP Selected Series, Inc.
     RiverSource Precious Metals Fund
AXP Special Tax-Exempt Series Trust
     RiverSource Insured Tax-Exempt Fund
     RiverSource Massachusetts Tax-Exempt Fund
     RiverSource Michigan Tax-Exempt Fund
     RiverSource Minnesota Tax-Exempt Fund
     RiverSource New York Tax-Exempt Fund
     RiverSource Ohio Tax-Exempt Fund
AXP Stock Series, Inc.
     RiverSource Stock Fund
AXP Strategy Series, Inc.
     RiverSource Equity Value Fund
     RiverSource Small Cap Advantage Fund
     RiverSource Small Cap Growth Fund
     RiverSource Strategy Aggressive Fund
AXP Tax-Exempt Series, Inc.
     RiverSource Intermediate Tax-Exempt Fund
     RiverSource Tax-Exempt Bond Fund
AXP Tax-Free Money Series, Inc.
     RiverSource Tax-Exempt Money Market Fund

This is the Statement of Additional Information (SAI) for each of the funds listed above. This SAI is not a prospectus. It should be read together with the appropriate current prospectus that may be obtained, without charge, from your financial advisor or investment professional or by writing to RiverSource Service Corporation, 70100 Ameriprise Financial Center, Minneapolis, MN 55474 or by calling (800) 862-7919.

Each fund's financial statements for its most recent fiscal period are contained in the fund's Annual or Semiannual Report to shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities and any applicable Schedule of Affiliated Funds, contained in the Annual Report, are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Each fund is governed by a Board of Directors/Trustees (Board) that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the investment manager or RiverSource Investments), a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), and other aspects of fund management can be found by referencing the Table of Contents below.

Table of Contents
Mutual Fund Checklist
Fundamental and Nonfundamental Investment Policies
Investment Strategies and Types of Investments
Information Regarding Risks and Investment Strategies
Securities Transactions
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager Valuing Fund Shares
Portfolio Holdings Disclosure
Proxy Voting
Investing in a Fund
Selling Shares
Pay-out Plans
Capital Loss Carryover
Taxes
Agreements
Organizational Information
Board Members and Officers
Control Persons and Principal Holders of Securities
Independent Registered Public Accounting Firm
Appendix A: Description of Ratings
Appendix B:  State Risk Factors
Appendix C:  Insured Tax-Exempt Fund Information
Appendix D: Additional Information about the S&P 500 Index

List of Tables

1.      Fund Fiscal Year Ends and Investment Categories
1A.     Master/Feeder Funds
2.      Fundamental Policies
3.      Nonfundamental Policies
4.      Investment Strategies and Types of Investments
5.      Total Brokerage Commissions
6.      Brokerage Directed for Research and Turnover Rates
7.      Securities of Regular Brokers or Dealers
8.      Brokerage Commissions Paid to Investment Manager or Affiliates
9.      Valuing Fund Shares
10.     Class A Sales Charge
11.     Public Offering Price
12.     Capital Loss Carryover
13.     Corporate Deduction and Qualified Dividend Income
14.     Investment Management Services Agreement Fee Schedule
15.     Lipper Indexes
16.     Performance Incentive Adjustment Calculation
17.     Management Fees and Nonadvisory Expenses
18.     Subadvisers and Subadvisory Agreement Fee Schedules
19.     Subadvisory Fees
20.     Portfolio Managers
21.     Administrative Services Agreement Fee Schedule
22.     Administrative Fees
23.     Sales Charges Paid to Distributor
24.     12b-1 Fees
25.     Fund History Table
26.     Board Members
27.     Other Officers
28.     Committee Meetings
29.     Board Member Holdings - All Funds
30.     Board Member Holdings - Individual Funds
31.     Board Member Compensation - All Funds
32.     Board Member Compensation - Individual Funds
32A.    Board Member Compensation - Master Portfolios
33.     Control Persons and Principal Holders of Securities

Mutual Fund Checklist

[X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

[X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

[X]  A higher rate of return typically involves a higher risk of loss.

[X]  Past performance is not a reliable indicator of future performance.

[X]  ALL mutual funds have costs that lower investment return.

[X] You can buy some mutual funds by contacting them directly. Others, like these, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

[X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

Develop a Financial Plan

Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging

Regular                                    Market price                                  Shares
investment                                  of a share                                  acquired
------------------------------------------------------------------------------------------------
 $100                                         $ 6.00                                        16.7
  100                                           4.00                                        25.0
  100                                           4.00                                        25.0
  100                                           6.00                                        16.7
  100                                           5.00                                        20.0
-------------------------------------------------------------------------------------------------
 $500                                         $25.00                                       103.4

Average market price of a share over 5 periods: $5.00 ($25.00 divided by 5)

The average price you paid for each share:      $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

The table that follows lists each fund's fiscal year end and investment category. The information can be used to identify groups of funds that are referenced throughout this SAI.

             Table 1. Fund Fiscal Year Ends and Investment Category

----------------------------------------- ------------------------ --------------------------
                  Fund                        Fiscal Year End      Fund Investment Category
----------------------------------------- ------------------------ --------------------------
Aggressive Growth                         May 31                   Equity
----------------------------------------- ------------------------ --------------------------
Balanced                                  September 30             Balanced
----------------------------------------- ------------------------ --------------------------
California Tax-Exempt                     June 30                  State tax-exempt bond
----------------------------------------- ------------------------ --------------------------
Cash Management                           July 31                  Taxable money market
----------------------------------------- ------------------------ --------------------------
Core Bond                                 July 31                  Taxable bond
----------------------------------------- ------------------------ --------------------------
Disciplined Equity                        July 31                  Equity
----------------------------------------- ------------------------ --------------------------
Discovery                                 July 31                  Equity
----------------------------------------- ------------------------ --------------------------
Diversified Bond                          August 31                Taxable bond
----------------------------------------- ------------------------ --------------------------
Diversified Equity Income                 September 30             Equity
----------------------------------------- ------------------------ --------------------------
Dividend Opportunity                      June 30                  Equity
----------------------------------------- ------------------------ --------------------------
Emerging Markets                          October 31               Equity
----------------------------------------- ------------------------ --------------------------
Equity Value                              March 31                 Equity
----------------------------------------- ------------------------ --------------------------
European Equity                           October 31               Equity
----------------------------------------- ------------------------ --------------------------
Fundamental Growth                        May 31                   Equity
----------------------------------------- ------------------------ --------------------------
Fundamental Value                         May 31                   Equity
----------------------------------------- ------------------------ --------------------------
Global Balanced                           October 31               Balanced
----------------------------------------- ------------------------ --------------------------
Global Bond                               October 31               Taxable bond
----------------------------------------- ------------------------ --------------------------
Global Equity                             October 31               Equity
----------------------------------------- ------------------------ --------------------------
Global Technology                         October 31               Equity
----------------------------------------- ------------------------ --------------------------
Growth                                    July 31                  Equity
----------------------------------------- ------------------------ --------------------------
High Yield Bond                           May 31                   Taxable bond
----------------------------------------- ------------------------ --------------------------
Income Opportunities                      July 31                  Taxable bond
----------------------------------------- ------------------------ --------------------------
Inflation Protected Securities            July 31                  Taxable bond
----------------------------------------- ------------------------ --------------------------
Insured Tax-Exempt                        June 30                  Tax-exempt bond
----------------------------------------- ------------------------ --------------------------
Intermediate Tax-Exempt Bond              November 30              Tax-exempt bond
----------------------------------------- ------------------------ --------------------------
International Aggressive Growth           October 31               Equity
----------------------------------------- ------------------------ --------------------------
International Equity                      October 31               Equity
----------------------------------------- ------------------------ --------------------------
International Opportunity                 October 31               Equity
----------------------------------------- ------------------------ --------------------------
International Select Value                October 31               Equity
----------------------------------------- ------------------------ --------------------------
International Small Cap                   October 31               Equity
----------------------------------------- ------------------------ --------------------------
Large Cap Equity                          July 31                  Equity
----------------------------------------- ------------------------ --------------------------
Large Cap Value                           July 31                  Equity
----------------------------------------- ------------------------ --------------------------
Limited Duration Bond                     July 31                  Taxable bond
----------------------------------------- ------------------------ --------------------------
Massachusetts Tax-Exempt                  June 30                  State tax-exempt bond
----------------------------------------- ------------------------ --------------------------
Michigan Tax-Exempt                       June 30                  State tax-exempt bond
----------------------------------------- ------------------------ --------------------------
Mid Cap Growth                            November 30              Equity
----------------------------------------- ------------------------ --------------------------
Mid Cap Value                             September 30             Equity
----------------------------------------- ------------------------ --------------------------
Minnesota Tax-Exempt                      June 30                  State tax-exempt bond
----------------------------------------- ------------------------ --------------------------
New Dimensions                            July 31                  Equity
----------------------------------------- ------------------------ --------------------------
New York Tax-Exempt                       June 30                  State tax-exempt bond
----------------------------------------- ------------------------ --------------------------
Ohio Tax-Exempt                           June 30                  State tax-exempt bond
----------------------------------------- ------------------------ --------------------------
Portfolio Builder Aggressive              January 31               Fund of funds - equity
----------------------------------------- ------------------------ --------------------------
Portfolio Builder Conservative            January 31               Fund of funds - bond
----------------------------------------- ------------------------ --------------------------
Portfolio Builder Moderate                January 31               Fund of funds - equity
----------------------------------------- ------------------------ --------------------------
Portfolio Builder Moderate Aggressive     January 31               Fund of funds - equity
----------------------------------------- ------------------------ --------------------------
Portfolio Builder Moderate Conservative   January 31               Fund of funds - bond
----------------------------------------- ------------------------ --------------------------
Portfolio Builder Total Equity            January 31               Fund of funds - equity
----------------------------------------- ------------------------ --------------------------
Precious Metals                           March 31                 Equity
----------------------------------------- ------------------------ --------------------------
Real Estate                               June 30                  Equity
----------------------------------------- ------------------------ --------------------------
S&P 500 Index                             January 31               Equity
----------------------------------------- ------------------------ --------------------------
Select Value                              May 31                   Equity
----------------------------------------- ------------------------ --------------------------
Selective                                 May 31                   Taxable bond
----------------------------------------- ------------------------ --------------------------
Short Duration U.S. Government            May 31                   Taxable bond
----------------------------------------- ------------------------ --------------------------
Small Cap Advantage                       March 31                 Equity
----------------------------------------- ------------------------ --------------------------
Small Cap Equity                          May 31                   Equity
----------------------------------------- ------------------------ --------------------------
Small Cap Growth                          March 31                 Equity
----------------------------------------- ------------------------ --------------------------
Small Cap Value                           May 31                   Equity
----------------------------------------- ------------------------ --------------------------
Small Company Index                       January 31               Equity
----------------------------------------- ------------------------ --------------------------
Stock                                     September 30             Equity
----------------------------------------- ------------------------ --------------------------


                                       5

----------------------------------------- ------------------------ --------------------------
Strategic Allocation                      September 30             Balanced
----------------------------------------- ------------------------ --------------------------
Strategy Aggressive                       March 31                 Equity
----------------------------------------- ------------------------ --------------------------
Tax-Exempt Bond                           November 30              Tax-exempt bond
----------------------------------------- ------------------------ --------------------------
Tax-Exempt High Income                    November 30              Tax-exempt bond
----------------------------------------- ------------------------ --------------------------
Tax-Exempt Money Market                   December 31              Tax-exempt money market
----------------------------------------- ------------------------ --------------------------
U.S. Government Mortgage                  May 31                   Taxable bond
----------------------------------------- ------------------------ --------------------------
Value                                     May 31                   Equity
----------------------------------------- ------------------------ --------------------------

Master/Feeder Funds

Each fund listed in the following table pursues its investment objective by investing all of its assets in a separate investment company (a portfolio) as shown in the table, rather than investing directly in and managing its own portfolio of securities. The portfolio has the same investment objectives, policies, and restrictions as the fund. References in this SAI, where applicable, refer to the fund and portfolio, collectively; to the fund, singularly; or to the portfolio, singularly.

                          Table 1A. Master/Feeder Funds

------------------------------------- -----------------------------------------
Feeder Fund                           Master Portfolio
------------------------------------- -----------------------------------------
Balanced                              Balanced
------------------------------------- -----------------------------------------
Diversified Equity Income             Equity Income
------------------------------------- -----------------------------------------
Emerging Markets                      Emerging Markets
------------------------------------- -----------------------------------------
Global Bond                           World Income
------------------------------------- -----------------------------------------
Global Equity                         World Growth
------------------------------------- -----------------------------------------
Global Technology                     World Technologies
------------------------------------- -----------------------------------------
Growth                                Growth
------------------------------------- -----------------------------------------
High Yield Bond                       High Yield
------------------------------------- -----------------------------------------
New Dimensions                        Growth Trends
------------------------------------- -----------------------------------------
Selective                             Quality Income
------------------------------------- -----------------------------------------
Short Duration U.S. Government        Government Income
------------------------------------- -----------------------------------------
Stock                                 Equity
------------------------------------- -----------------------------------------
Strategic Allocation                  Total Return
------------------------------------- -----------------------------------------
Tax-Exempt High Income                Tax-Free High Yield
------------------------------------- -----------------------------------------

Funds of Funds

A fund of funds invests in a combination of underlying funds. These underlying funds have their own investment policies that may be more or less restrictive than the policies of the fund of funds. The policies of the underlying funds may permit a fund of funds to engage in investment strategies indirectly that would otherwise be prohibited under the investment restrictions of the fund of funds.

Fundamental and Nonfundamental Investment Policies

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

Fundamental policies

Fundamental policies are policies that can be changed only with shareholder approval. The chart below shows fundamental policies that are in addition to any fundamental policy described in the prospectus. The chart indicates whether or not the fund has a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                         Table 2. Fundamental Policies

Unless holders of a majority of the outstanding voting securities agree to make the change, the fund will not:

--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
                          A           B          C           D            E           F           G          H          I
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------

                                                                                               Buy more    Invest
                                   Make      Buy or        Buy or                 Issue        than 10%   more than
                         Act as    cash      sell real      sell      Lend fund   senior        of an     5% in an    Borrow
                      under-writer loans      estate    commodities  securities  securities     issuer     issuer      money
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Aggressive Growth         1           1          1           1            1           1           1          1          1
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Balanced                  1           1          1           1            1                       2          2          3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
California                1           1          1           1            1                                             3
Tax-Exempt
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Cash Management           1                      3          C3            1                                  3          3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Core Bond                 1           1          1           1            1           1           1          2          2
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Disciplined Equity        1           1          1           1            1           1           1          1          1
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Discovery                 1           1          1           1            1                       2          2         3(v)
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Diversified Bond          1           1          1           1            1                       2          2          3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Diversified Equity        1           1          1           1            1                       2          2          3
Income
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Dividend Opportunity      1           1          1           1            1                       2          2          3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Emerging Markets          1           1          1           1            1           1           2          2          3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Equity Value              1           1          1           1            1           1           2          2          3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
European Equity           1           1          1           1            1           1                                 3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Fundamental Growth        1           1          1           1            1           1           1          1          1
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Fundamental Value         1           1          1           3            1           1           1          1          1
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Global Balanced           1           1          1           1            1           1           2          2          3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Global Bond               1           1          1           1            1           1           2                     3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Global Equity             1           1          1           1            1           1           2          2          3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Global Technology         1           1          1           1            1           1                                 3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Growth                    1           1          1           1            1                       2          2          3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
High Yield Bond           1           1          1           1            1           1           2          2          3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Income Opportunities      1           1          1           1            1           1           1          2          2
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Inflation Protected       1           1          1           1            1           1                                 2
Securities
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Insured Tax-Exempt        1           1          1           1            1                                  2          3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Intermediate              1           1          1           1            1                                2(ii)        3
Tax-Exempt Bond
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
International             1           1          1           3            1           1           1          1          1
Aggressive Growth
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
International Equity      1           1          1           3            1           1           1          1          1
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
International             1           1          1           1            1           1           2          2          3
Opportunity
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------

--------------------- ------------ ---------- ----------- ---------- -----------
                           J           K          L           M          N
--------------------- ------------ ---------- ----------- ---------- -----------

                                                Buy on      Buy
                      Concentrate               margin     stocks,     Invest
                       in any one    Loan        or sell    bonds,    less than
                       industry      assets     short (i)    etc.        80%
--------------------- ------------ ---------- ----------- ---------- -----------
Aggressive Growth          1
--------------------- ------------ ---------- ----------- ---------- -----------
Balanced                   1           1
--------------------- ------------ ---------- ----------- ---------- -----------
California                             1                                 1
Tax-Exempt
--------------------- ------------ ---------- ----------- ---------- -----------
Cash Management                                   2           1
--------------------- ------------ ---------- ----------- ---------- -----------
Core Bond                  1
--------------------- ------------ ---------- ----------- ---------- -----------
Disciplined Equity         1           1
--------------------- ------------ ---------- ----------- ---------- -----------
Discovery                  1           1
--------------------- ------------ ---------- ----------- ---------- -----------
Diversified Bond           1
--------------------- ------------ ---------- ----------- ---------- -----------
Diversified Equity         1
Income
--------------------- ------------ ---------- ----------- ---------- -----------
Dividend Opportunity
--------------------- ------------ ---------- ----------- ---------- -----------
Emerging Markets           1           1
--------------------- ------------ ---------- ----------- ---------- -----------
Equity Value               1           1
--------------------- ------------ ---------- ----------- ---------- -----------
European Equity            1           1
--------------------- ------------ ---------- ----------- ---------- -----------
Fundamental Growth         1
--------------------- ------------ ---------- ----------- ---------- -----------
Fundamental Value          1
--------------------- ------------ ---------- ----------- ---------- -----------
Global Balanced            1           1
--------------------- ------------ ---------- ----------- ---------- -----------
Global Bond                1           1
--------------------- ------------ ---------- ----------- ---------- -----------
Global Equity              1           1
--------------------- ------------ ---------- ----------- ---------- -----------
Global Technology                      1
--------------------- ------------ ---------- ----------- ---------- -----------
Growth                     1           1
--------------------- ------------ ---------- ----------- ---------- -----------
High Yield Bond            1
--------------------- ------------ ---------- ----------- ---------- -----------
Income Opportunities       1
--------------------- ------------ ---------- ----------- ---------- -----------
Inflation Protected        1
Securities
--------------------- ------------ ---------- ----------- ---------- -----------
Insured Tax-Exempt                     1                                 3
--------------------- ------------ ---------- ----------- ---------- -----------
Intermediate                                                           4(iii)
Tax-Exempt Bond
--------------------- ------------ ---------- ----------- ---------- -----------
International              1           1
Aggressive Growth
--------------------- ------------ ---------- ----------- ---------- -----------
International Equity       1           1
--------------------- ------------ ---------- ----------- ---------- -----------
International              1           1
Opportunity
--------------------- ------------ ---------- ----------- ---------- -----------

--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
                          A           B          C           D            E           F           G          H          I
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------

                                                                                               Buy more    Invest
                                   Make      Buy or        Buy or                 Issue        than 10%   more than
                         Act as    cash      sell real      sell      Lend fund   senior        of an     5% in an    Borrow
                      under-writer loans      estate    commodities  securities  securities     issuer     issuer      money
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
International             1           1          1           3            1           1           1          1          1
Select Value
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
International Small       1           1          1           3            1           1           1          1          1
Cap
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Large Cap Equity          1           1          1           1            1           1           1          2          2
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Large Cap Value           1           1          1           3            1           1           1          1          2
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Limited Duration          1           1          1           1            1           1           1          2          2
Bond
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Massachusetts             1           1          1           1            1                                             3
Tax-Exempt
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Michigan Tax-Exempt       1           1          1           1            1                                             3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Mid Cap Growth            1           1          1           1            1                       2          2          3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Mid Cap Value             1           1          1           1            1           1           1          2          2
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Minnesota Tax-Exempt      1           1          1           1            1                                             3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
New Dimensions            1           1          1           1            1                       2          2          3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
New York Tax-Exempt       1           1          1           1            1                                             3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Ohio Tax-Exempt           1           1          1           1            1                                             3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Portfolio Builder         1           1          1           1            1           1                                 2
Aggressive
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Portfolio Builder         1           1          1           1            1           1                                 2
Conservative
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Portfolio Builder         1           1          1           1            1           1                                 2
Moderate
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Portfolio Builder         1           1          1           1            1           1                                 2
Moderate Aggressive
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Portfolio Builder         1           1          1           1            1           1                                 2
Moderate
Conservative
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Portfolio Builder         1           1          1           1            1           1                                 2
Total Equity
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Precious Metals           1           1          1         1(vi)          1           1                                 3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Real Estate               1           1          1           1            1           1                                 2
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
S&P 500 Index             1           1          1           1            1           1                                 3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Select Value              1           1          1           3            1           1           2          1          1
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Selective                 1           1          1           1            1           1           2          2          3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Short Duration U.S.       1           1          1           1            1           1           2          2          3
Government
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------

--------------------- ------------ ---------- ----------- ---------- -----------
                           J           K          L           M          N
--------------------- ------------ ---------- ----------- ---------- -----------

                                                Buy on      Buy
                      Concentrate               margin     stocks,     Invest
                       in any one    Loan        or sell    bonds,    less than
                       industry      assets     short (i)    etc.        80%
--------------------- ------------ ---------- ----------- ---------- -----------
International              1           1
Select Value
--------------------- ------------ ---------- ----------- ---------- -----------
International Small        1           1
Cap
--------------------- ------------ ---------- ----------- ---------- -----------
Large Cap Equity           1
--------------------- ------------ ---------- ----------- ---------- -----------
Large Cap Value            1
--------------------- ------------ ---------- ----------- ---------- -----------
Limited Duration           1
Bond
--------------------- ------------ ---------- ----------- ---------- -----------
Massachusetts                          1                                 1
Tax-Exempt
--------------------- ------------ ---------- ----------- ---------- -----------
Michigan Tax-Exempt                    1                                 1
--------------------- ------------ ---------- ----------- ---------- -----------
Mid Cap Growth             1
--------------------- ------------ ---------- ----------- ---------- -----------
Mid Cap Value              1
--------------------- ------------ ---------- ----------- ---------- -----------
Minnesota Tax-Exempt                   1                                 1
--------------------- ------------ ---------- ----------- ---------- -----------
New Dimensions             1           1
--------------------- ------------ ---------- ----------- ---------- -----------
New York Tax-Exempt                    1                                 1
--------------------- ------------ ---------- ----------- ---------- -----------
Ohio Tax-Exempt                        1                                 1
--------------------- ------------ ---------- ----------- ---------- -----------
Portfolio Builder          2
Aggressive
--------------------- ------------ ---------- ----------- ---------- -----------
Portfolio Builder          2
Conservative
--------------------- ------------ ---------- ----------- ---------- -----------
Portfolio Builder          2
Moderate
--------------------- ------------ ---------- ----------- ---------- -----------
Portfolio Builder          2
Moderate Aggressive
--------------------- ------------ ---------- ----------- ---------- -----------
Portfolio Builder          2
Moderate
Conservative
--------------------- ------------ ---------- ----------- ---------- -----------
Portfolio Builder          2
Total Equity
--------------------- ------------ ---------- ----------- ---------- -----------
Precious Metals            3           1
--------------------- ------------ ---------- ----------- ---------- -----------
Real Estate
--------------------- ------------ ---------- ----------- ---------- -----------
S&P 500 Index              4           1
--------------------- ------------ ---------- ----------- ---------- -----------
Select Value               1           1
--------------------- ------------ ---------- ----------- ---------- -----------
Selective                  1           1
--------------------- ------------ ---------- ----------- ---------- -----------
Short Duration U.S.        1           1
Government
--------------------- ------------ ---------- ----------- ---------- -----------

--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
                          A           B          C           D            E           F           G          H          I
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------

                                                                                               Buy more    Invest
                                   Make      Buy or        Buy or                 Issue        than 10%   more than
                         Act as    cash      sell real      sell      Lend fund   senior        of an     5% in an    Borrow
                      under-writer loans      estate    commodities  securities  securities     issuer     issuer      money
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Small Cap Advantage       1           1          1           1            1           1           2          2          3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Small Cap Equity          1           1          1           3            1           1           1          1          1
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Small Cap Growth          1           1          1           1            1           1           2          2          3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Small Cap Value           1           1          1           3            1           1                                 1
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Small Company Index       1           1          1           1            1                       2          2          3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Stock                     1           1          1           1            1                       2          2          3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Strategic Allocation      1           1          1           1            1           1           2          2          3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Strategy Aggressive       1           1          1           1            1           1           2          2          3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Tax-Exempt Bond           1           1          1           1            1                                2(ii)        3
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Tax-Exempt High           1           1          1           1            1                                2(ii)        3
Income
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Tax-Exempt Money          1           2          2           2            1                                3(ii)        3
Market
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
U.S. Gov't Mortgage       1           1          1           1            1           1           1          2          2
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------
Value                     1           1          1           3            1           1           1          1          1
--------------------- ----------- ---------- ---------- ------------ ------------ ----------- ---------- ---------- -----------

--------------------- ------------ ---------- ----------- ---------- -----------
                           J           K          L           M          N
--------------------- ------------ ---------- ----------- ---------- -----------

                                                Buy on      Buy
                      Concentrate               margin     stocks,     Invest
                       in any one    Loan        or sell    bonds,    less than
                       industry      assets     short (i)    etc.        80%
--------------------- ------------ ---------- ----------- ---------- -----------
Small Cap Advantage        1
--------------------- ------------ ---------- ----------- ---------- -----------
Small Cap Equity           1
--------------------- ------------ ---------- ----------- ---------- -----------
Small Cap Growth           1
--------------------- ------------ ---------- ----------- ---------- -----------
Small Cap Value            1
--------------------- ------------ ---------- ----------- ---------- -----------
Small Company Index        1           1
--------------------- ------------ ---------- ----------- ---------- -----------
Stock                      1
--------------------- ------------ ---------- ----------- ---------- -----------
Strategic Allocation       1           1
--------------------- ------------ ---------- ----------- ---------- -----------
Strategy Aggressive        1           1
--------------------- ------------ ---------- ----------- ---------- -----------
Tax-Exempt Bond                                                        4(iv)
--------------------- ------------ ---------- ----------- ---------- -----------
Tax-Exempt High                                                          2
Income
--------------------- ------------ ---------- ----------- ---------- -----------
Tax-Exempt Money                                  1                      4
Market
--------------------- ------------ ---------- ----------- ---------- -----------
U.S. Gov't Mortgage        1           1
--------------------- ------------ ---------- ----------- ---------- -----------
Value                      1
--------------------- ------------ ---------- ----------- ---------- -----------

(i) Nonfundamental policy for all funds except Cash Management and Tax-Exempt Money Market.

(ii) For purposes of this policy, the terms of a municipal security determine the issuer.

(iii) For purposes of this policy, the fund will not include any investments subject to the alternative minimum tax.

(iv) The fund does not intend to purchase bonds or other debt securities the interest from which is subject to the alternative minimum tax.

(v) For purposes of this policy, borrowing property does not include the borrowing of securities in connection with short sales.

(vi) Additionally, the fund may purchase gold, silver, or other precious metals, strategic metals or other metals occurring naturally with such metals.

      A.    Act as underwriter

            1  -  Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

      B.    Make cash loans

            1  -  Make cash loans if the total commitment amount exceeds 5% of the fund's total assets.

            2  -  Make cash loans. The fund, however, does make investments in debt securities where the sellers agree to repurchase the securities at cost plus an agreed-upon interest rate within a specified time.

      C.    Buy or sell real estate

            1  -  Buy or sell  real  estate,  unless  acquired  as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

            2  -  Invest in real estate,  but the fund can invest in municipal bonds and notes secured by real estate or interest therein. For purposes of this policy, real estate includes real estate limited partnerships.

            3  -  Buy or sell real estate, commodities or commodity contracts.
                  For purposes of this policy, real estate includes real estate limited partnerships.

      D.    Buy or sell physical commodities

            1  -  Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

            2  -  Invest in commodities or commodity contracts.

            3  -  Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

      E.    Lend fund securities

            1  -  Lend fund  securities  in  excess  of 30% of its net  assets
                  [Cash: at market value].

      F.    Issue senior securities

            1  -  Issue senior securities,  except as permitted under the 1940
                  Act.

      G.    Buy more than 10% of an issuer

            1  -  Purchase more than 10% of the outstanding  voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.

            2  -  Purchase more than 10% of the outstanding  voting securities of an issuer.

      H.    Invest more than 5% in an issuer

            1  -  Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies and except up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

            2  -  Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

            3  -  Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities.

                  [Tax Free Money: In order to comply with Rule 2a-7, the fund will observe the limitation on investment in a single issuer as to 100% of its portfolio.]

      I.    Borrow money

            1  -  Borrow  money in an amount not  exceeding  one-third  of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. Under current Board policy, the fund has no current intention to borrow to a material extent.

            2  -  Borrow money except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The fund has no current intention to borrow to a material extent.

            3  -  Borrow money or property,  except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The fund has no current intention to borrow to a material extent.

      J.    Concentrate

            1  -  Concentrate  in any one  industry.  According to the present interpretation  by  the  Securities  and  Exchange  Commission
                  (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

            2  -  Concentrate  in any one  industry.  According to the present interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. The fund itself does not intend to concentrate, however the aggregation of holdings of the underlying funds may result in the fund indirectly investing more than 25% of its assets in a particular industry. The fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the fund following its investment objectives by investing in the underlying funds.

            3  -  Invest  less  than 25% of its total  assets in the  precious metals industry, based on current market value at the time of purchase, unless market conditions temporarily require a defensive investment strategy.

            4  -  Concentrate  in  any  one  industry  unless  that  industry represents more than 25% of the index tracked by the fund. For all other industries, in accordance with the current interpretation by the SEC, this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

      K.    Loan assets

            1  -  Make a loan of any part of its assets to the investment manager, to the board members and officers of the investment manager or to its own board members and officers.

      L.    Buy on margin or sell short

            1  -  Buy on margin or sell short.

            2  -  Buy on margin  or sell  short or deal in  options  to buy or sell securities.

      M.    Buy stocks, bonds, etc.

            1  -  Purchase common stocks,  preferred stocks,  warrants,  other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

      N.    Invest less than 80%

            1  -  Under normal market conditions,  invest less than 80% of its net assets in municipal obligations that are generally exempt from federal income tax as well as respective state and local income tax.

            2  -  Under normal market conditions,  invest less than 80% of its net assets in bonds and notes issued by or on behalf of state and local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax and is not subject to the alternative minimum tax.

            3  -  Under normal market conditions,  invest less than 80% of its net assets in securities generally exempt from federal income tax, with principal and interest either fully insured by private insurers or guaranteed by an agency or instrumentality of the U.S. government

            4  -  Under normal market conditions,  invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax.

Nonfundamental policies

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The chart below shows nonfundamental policies that are in addition to those described in the prospectus. The chart indicates whether or not the fund has a policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.

                        Table 3. Nonfundamental Policies

The following are guidelines that may be changed by the Board at any time:

----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
                     A           B             C          D           E           F           G            H            I
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
                  Deposit     Illiquid     Investment   Margin,      Money     Investing    Foreign        Debt      Tax-exempt
                    on       securities;   companies    selling     Market     to control  securities   securities   securities
                  futures     bullion                    short    securities   or manage      (1)
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Aggressive           1           1             1          7           1           1          15%           8
Growth
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Balanced             1           1             1          3           1           1          25%
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
California           1           1                        6                                               18          1,4,7
Tax-Exempt
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Cash Management                  2             1       See                                                17
                                                       Table 2
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Core Bond            1           1             1          3           1           1          15%
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Disciplined          1           1             1          7           1           1          20%           7
Equity
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Discovery            1           1             1          8           1           1         25%(i)         7
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Diversified Bond     1           1             1          7           1           1
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Diversified          1           1             1          3           1           1          25%          12
Equity Income
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Dividend             1           1             1          3           1           1          25%           5
Opportunity
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Emerging Markets     1           1             1          1           1           1                       1,8
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Equity Value         1           1             1          3           1           1          25%        13, 15
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
European Equity      1           1                        7
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Fundamental          1           1             1          7           1           1          15%           8
Growth
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Fundamental          1           1             1          1           1
Value
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Global Balanced      1           1             1          1           1           1                     15(ii)
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Global Bond          1           1             1          1           1           1                       15
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Global Equity        1           1             1          1           1           1                       1,7
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Global               1           1             1          1           1           1                       1,7
Technology
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Growth               1           1             1          7           1           1          25%           5
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
High Yield Bond      1           1             1          6           1           1          25%
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Income               1           1             1          3           1           1          25%
Opportunities
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Inflation            1           1             1          3                                  15%
Protected
Securities
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Insured              1           1            J2          6                                           2,18, 19,20   1,5,7,8,9
Tax-Exempt
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Intermediate         1           1            J2          2                                               11         2,3,6,7
Tax-Exempt Bond
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
International        1           1             1          1           1
Aggressive
Growth
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
International        1           1             1          1           1
Equity
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
International        1           1             1          1           1           1
Opportunity
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
International        1           1             1          1           1
Select Value
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------

----------------- ------------ ----------- -----------------
                       J           K              L
----------------- ------------ ----------- -----------------
                      Equity     Invest      Diversification
                    Securities    while
                                borrowing
----------------- ------------ ----------- -----------------
Aggressive
Growth
----------------- ------------ ----------- -----------------
Balanced
----------------- ------------ ----------- -----------------
California
Tax-Exempt
----------------- ------------ ----------- -----------------
Cash Management
----------------- ------------ ----------- -----------------
Core Bond
----------------- ------------ ----------- -----------------
Disciplined
Equity
----------------- ------------ ----------- -----------------
Discovery
----------------- ------------ ----------- -----------------
Diversified Bond
----------------- ------------ ----------- -----------------
Diversified
Equity Income
----------------- ------------ ----------- -----------------
Dividend
Opportunity
----------------- ------------ ----------- -----------------
Emerging Markets
----------------- ------------ ----------- -----------------
Equity Value
----------------- ------------ ----------- -----------------
European Equity                                  1,2
----------------- ------------ ----------- -----------------
Fundamental
Growth
----------------- ------------ ----------- -----------------
Fundamental                        1
Value
----------------- ------------ ----------- -----------------
Global Balanced
----------------- ------------ ----------- -----------------
Global Bond
----------------- ------------ ----------- -----------------
Global Equity
----------------- ------------ ----------- -----------------
Global
Technology
----------------- ------------ ----------- -----------------
Growth
----------------- ------------ ----------- -----------------
High Yield Bond        1
----------------- ------------ ----------- -----------------
Income
Opportunities
----------------- ------------ ----------- -----------------
Inflation
Protected
Securities
----------------- ------------ ----------- -----------------
Insured                2
Tax-Exempt
----------------- ------------ ----------- -----------------
Intermediate           2
Tax-Exempt Bond
----------------- ------------ ----------- -----------------
International
Aggressive
Growth
----------------- ------------ ----------- -----------------
International
Equity
----------------- ------------ ----------- -----------------
International
Opportunity
----------------- ------------ ----------- -----------------
International                      1
Select Value
----------------- ------------ ----------- -----------------

----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
                     A           B             C          D           E           F           G            H            I
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
                  Deposit     Illiquid     Investment   Margin,      Money     Investing    Foreign        Debt      Tax-exempt
                    on       securities;   companies    selling     Market     to control  securities   securities   securities
                  futures     bullion                    short    securities   or manage      (1)
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
International        1                 1       1          1           1
Small Cap
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Large Cap Equity     1           1             1          7           1           1          20%           7
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Large Cap Value      1           1             1          1           1           1          20%           8
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Limited              1           1             1          3           1           1          15%
Duration Bond
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Massachusetts        1           1                        6                                               18          1,4,7
Tax-Exempt
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Michigan             1           1                        6                                               18          1,4,7
Tax-Exempt
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Mid Cap Growth       1           1             1          1           1           1          15%           6
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Mid Cap Value        1           1             1          3           1           1          25%           9
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Minnesota            1           1                        6                                               18          1,4,7
Tax-Exempt
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
New Dimensions       1           1             1          7           1           1          30%           7
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
New York             1           1                        6                                               18          1,4,7
Tax-Exempt
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Ohio Tax-Exempt      1           1                        6                                               18          1,4,7
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Portfolio            1           1                        7
Builder
Aggressive*
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Portfolio            1           1                        7
Builder
Conservative*
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Portfolio            1           1                        7
Builder
Moderate
Aggressive*
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Portfolio            1           1                        7
Builder
Moderate
Conservative*
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Portfolio            1           1                        7
Builder
Moderate*
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Portfolio            1           1                        7
Builder Total
Equity*
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Precious Metals      1          1, 3           1          7           1           1          2,4       7(ii), 21
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Real Estate          1           1             1          7                                  10%
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
S&P 500 Index        1           1                        3
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Select Value         1           1             1          1           1                      20%           4
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Selective            1           1             1          6           1           1          25%           5
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Short Duration       1           1             1          9           1           1
U.S. Government
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Small Cap            1           1             1          1           1
Advantage
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Small Cap Equity     2           1             1          1           1                      15%
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------


----------------- ------------ ----------- -----------------
                       J           K              L
----------------- ------------ ----------- -----------------
                      Equity     Invest      Diversification
                    Securities    while
                                borrowing
----------------- ------------ ----------- -----------------
International
Small Cap
----------------- ------------ ----------- -----------------
Large Cap Equity
----------------- ------------ ----------- -----------------
Large Cap Value
----------------- ------------ ----------- -----------------
Limited
Duration Bond
----------------- ------------ ----------- -----------------
Massachusetts
Tax-Exempt
----------------- ------------ ----------- -----------------
Michigan
Tax-Exempt
----------------- ------------ ----------- -----------------
Mid Cap Growth
----------------- ------------ ----------- -----------------
Mid Cap Value
----------------- ------------ ----------- -----------------
Minnesota
Tax-Exempt
----------------- ------------ ----------- -----------------
New Dimensions
----------------- ------------ ----------- -----------------
New York
Tax-Exempt
----------------- ------------ ----------- -----------------
Ohio Tax-Exempt
----------------- ------------ ----------- -----------------
Portfolio
Builder
Aggressive*
----------------- ------------ ----------- -----------------
Portfolio
Builder
Conservative*
----------------- ------------ ----------- -----------------
Portfolio
Builder
Moderate
Aggressive*
----------------- ------------ ----------- -----------------
Portfolio
Builder
Moderate
Conservative*
----------------- ------------ ----------- -----------------
Portfolio
Builder
Moderate*
----------------- ------------ ----------- -----------------
Portfolio
Builder Total
Equity*
----------------- ------------ ----------- -----------------
Precious Metals                                   1
----------------- ------------ ----------- -----------------
Real Estate
----------------- ------------ ----------- -----------------
S&P 500 Index                                    1,2
----------------- ------------ ----------- -----------------
Select Value
----------------- ------------ ----------- -----------------
Selective
----------------- ------------ ----------- -----------------
Short Duration
U.S. Government
----------------- ------------ ----------- -----------------
Small Cap
Advantage
----------------- ------------ ----------- -----------------
Small Cap Equity                   1
----------------- ------------ ----------- -----------------

----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
                     A           B             C          D           E           F           G            H            I
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
                  Deposit     Illiquid     Investment   Margin,      Money     Investing    Foreign        Debt      Tax-exempt
                    on       securities;   companies    selling     Market     to control  securities   securities   securities
                  futures     bullion                    short    securities   or manage      (1)
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Small Cap Growth     1           1             1          1           1
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Small Cap Value      1           1             1          1           1
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Small Company        1           1             1          4           1           1
Index
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Stock                1           1             1          7           1           1          25%         7,16
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Strategic            1           1             1          3                       1          50%         3,10
Allocation
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Strategy             1           1             1          3           1           1          25%      13, 15(ii)
Aggressive
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Tax-Exempt Bond      1           1            J2          2                                               22            2
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Tax-Exempt High      1           1                        2                                                            2,3
Income
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Tax-Exempt                     1(iii)
Money Market
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
U.S. Gov't           1           1             1          9           1           1
Mortgage
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------
Value                1           1             2          1           1                      25%          14
----------------- --------- ------------- ------------ --------- ------------ ----------- ----------- ------------ ------------

----------------- ------------ ----------- -----------------
                       J           K              L
----------------- ------------ ----------- -----------------
                      Equity     Invest      Diversification
                    Securities    while
                                borrowing
----------------- ------------ ----------- -----------------
Small Cap Growth
----------------- ------------ ----------- -----------------
Small Cap Value                    1             1,2
----------------- ------------ ----------- -----------------
Small Company
Index
----------------- ------------ ----------- -----------------
Stock
----------------- ------------ ----------- -----------------
Strategic
Allocation
----------------- ------------ ----------- -----------------
Strategy
Aggressive
----------------- ------------ ----------- -----------------
Tax-Exempt Bond        2
----------------- ------------ ----------- -----------------
Tax-Exempt High
Income
----------------- ------------ ----------- -----------------
Tax-Exempt
Money Market
----------------- ------------ ----------- -----------------
U.S. Gov't
Mortgage
----------------- ------------ ----------- -----------------
Value                              1
----------------- ------------ ----------- -----------------

      * The fund invests in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund's investment restrictions.

      (i) The fund has no current intention of investing more than 5% of its total assets in foreign securities.

      (ii) Securities that are subsequently downgraded in quality may continue to be held and will be sold only when the investment manager believes it is advantageous to do so.

      (iii) In determining the liquidity of municipal lease obligations, the investment manager, under guidelines established by the Board, will consider the essential nature of the leased property, the likelihood that the municipality will continue appropriating funding for the leased property, and other relevant factors related to the general credit quality of the municipality and the marketability of the municipal lease obligation.

      A.    Deposit on futures/premiums on options

            1  -  No more than 5% of the  fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

            2  -  No more than 5% of the  fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures other than for bona fide hedging purposes (within the meaning of the rules of the Commodities Futures Trading Commission).

      B.    Illiquid securities

            1  -  No more than 10% of the fund's  net  assets  will be held in securities and other instruments that are illiquid.

            2  -  The fund will not invest  more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities.

      C.    Investment companies

            1  -  The fund will not invest  more than 10% of its total  assets in the securities of investment companies.

            2  -  The fund will not invest  more than 10% of its total  assets in the securities of investment companies, unless a higher amount is permitted under an SEC exemptive order.

      D.    Margin/selling short

            1  -  The fund will not buy on margin  or sell  securities  short, except the fund may make margin payments in connection with transactions in derivative instruments.

            2  -  The fund will not buy on margin or sell  short,  except that the fund may use derivative instruments.

            3  -  The fund will not buy on margin  or sell  securities  short, except the fund may make margin payments in connection with transactions in futures contracts.

            4  -  The fund will not buy on margin or sell  short,  except  the fund may make margin payments in connection with transactions in options, futures contracts and other financial instruments.

            5  -  The fund will not buy on margin  or sell  securities  short, except the fund may make margin payments in connection with transactions in interest rate futures contracts.

            6  -  The fund will not buy on margin or sell  short,  except  the fund may enter into interest rate futures contracts.

            7  -  The fund will not buy on margin  or sell  securities  short, except the fund may make margin payments in connection with transactions in stock index futures contracts.

            8  -  The fund will not buy on  margin,  except  the fund may make margin payments in connection with transactions in stock index futures contracts.

            9  -  The fund will not buy on  margin,  except  the fund may make margin payments in connection with interest rate futures contracts.

      E.    Money market securities

            1  -   Ordinarily,  less than 25% of the fund's  total  assets are invested in money market instruments.

      F.    Investing to control or manage

            1  -  The fund will not  invest in a company  to control or manage
                  it.

      G.    Foreign securities

            1  -  The fund may  invest  its  total  assets,  up to the  amount shown, in foreign investments.

            2  -  Under normal market  conditions,  the fund intends to invest at least 50% of its total assets in foreign investments.

            3  -  Investments in U.S.  issuers  generally will constitute less than 20% of the fund's total assets.

            4  -  The fund may  invest up to 10% of its  total  assets in gold and silver bullion, other precious metals, strategic metals and other metals occurring naturally with such metals and securities convertible into metals. The fund will invest only in metals and securities convertible into metals that are readily marketable.

      H.    Debt securities

            1  -  The fund may invest up to 20% of its net assets in bonds.

            2  -   The  fund  may  purchase  short-term  corporate  notes  and obligations  rated in the top two  classifications  by Moody's
                  Investors  Service,   Inc.  (Moody's)  or  Standard  &  Poor's
                  Corporation (S&P) or the equivalent.

            3  -  The  fund  may  invest  up to  30% of its  total  assets  in short-term debt securities rated in the top two grades or the equivalent.

            4  -  The  fund  normally  will  purchase  only  investment  grade convertible debt securities with a rating of, or equivalent to, at least BBB by S&P or, in the case of unrated securities, judged by the subadviser to be of comparable quality. The fund may invest in more speculative convertible debt securities, provided that such securities have a rating of, or equivalent to, at least an S&P rating of B and provided also that the total investment in such securities remains below 15%of the fund's assets.

            5  -  The  fund  may not  purchase  debt  securities  rated  below investment grade.

            6  -  The fund  only  invests  in  bonds  given  the four  highest ratings by Moody's or by S&P or in bonds of comparable quality in the judgment of the investment manager.

            7  -  The fund will not  invest  more than 5% of its net assets in bonds below investment grade.

            8  -  The fund may  invest  up to 10% of its net  assets  in bonds rated below investment grade

            9  -  No more than 10% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

            10 - No more than 15% of the fund's total assets will be invested in below investment-grade debt securities.

            11 - The fund may invest 20% of its net assets in bonds rated or considered below investment grade (less than BBB/Baa).

            12 - No more than 20% of the fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

            13 - The fund will not invest more than 5% of its net assets in bonds rated BB or B, or in unrated bonds of equivalent quality.

            14 - No more than 10% of the fund's assets will be held in debt securities rated BB/Ba or lower.

            15 - The fund may not invest in debt securities rated lower than B (or in unrated bonds of comparable quality).

            16 - The fund will not purchase securities rated below C by Moody's or S&P, or the equivalent.

            17 - The fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the Board to be of comparable quality. The fund also may invest up to 5% of its total assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

            18 - No more than 10% of the fund's net assets will be held in inverse floaters.

            19 - The fund may purchase securities rated Aaa by Moody's or AAA by S&P. In addition, the fund may purchase other securities, provided the securities are insured.

            20 - Under normal market conditions, at least 65% of the fund's total assets will be invested in securities that are insured and have a maturity of more than one year.

            21 - In the event economic, political or financial conditions adverse to gold or metals industries or the metals themselves occur, the fund temporarily may invest over 75% of its total assets in U.S. government securities or investment-grade short-term obligations (denominated either in foreign currencies or U.S. dollars).

            22 - At least 75% of the fund's investments in bonds and other debt securities must be rated in the top four grades by Moody's, S&P, or Fitch Investors Services, Inc. or be of comparable rating given by other independent rating agencies. Up to 25% of the fund's remaining investments may be in unrated bonds and other debt securities that, in the investment manager's opinion, are of investment grade quality. All industrial revenue bonds must be rated.

      I.    Tax- exempt securities

            1  -  If, in the opinion of the  investment  manager,  appropriate tax-exempt securities are not available, the fund may invest up to 20% of its net assets, or more on a temporary defensive basis, in taxable investments.

            2  -  Short-term  tax-exempt debt securities  rated in the top two grades or the equivalent are used to meet daily cash needs and at various times to hold assets until better investment opportunities arise. Under extraordinary conditions, where, in the opinion of the investment manager, appropriate short-term tax-exempt securities are not available, the fund may invest up to 20% of its net assets in certain taxable investments for temporary defensive purposes.

            3  -  The fund may  invest  more than 25% of its  total  assets in industrial revenue bonds, but it does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry or state.

            4  -  The fund may invest  more than 25% of its total  assets in a particular segment of the municipal securities market or in industrial revenue bonds, but does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry.

            5  -  The fund may invest  more than 25% of its total  assets in a particular segment of the municipal securities market or in industrial revenue bonds, but it does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry or state.

            6  -  The fund may invest  more than 25% of its total  assets in a particular segment of the municipal securities market or in securities relating to a particular state. Such markets may include electric revenue bonds, hospital bonds, housing bonds, industrial bonds, airport bonds, or in securities the interest on which is paid from revenues of a similar type of project.

            7  -  A portion of the  fund's  assets  may be  invested  in bonds whose interest is subject to the alternative minimum tax computation. As long as the staff of the SEC maintains its current position that a fund calling itself a "tax-exempt" fund may not invest more than 20^% of its net assets in these bonds, the fund will limit its investments in these bonds to 20% of its net assets.

            8  -  Pending investment in municipal  securities maturing in more than one year, or as a temporary defensive position, the fund may hold up to 35% of its net assets in short-term tax-exempt instruments that are not insured or guaranteed. The fund will purchase these instruments only if they are rated MIG-1 by Moody's or SP-1 by S&P or if the long-term debt of such issuers is rated Aaa by Moody's or AAA by S&P or the equivalent.

            9  -  Except for securities guaranteed by the U.S. government,  or an agency thereof, and the short-term tax-exempt instruments rated MIG-1 by Moody's or SP-1 by S&P or if the long-term debt of such issuers is rated Aaa by Moody's or AAA by S&P or the equivalent, each tax-exempt security purchased by the fund will be insured either by a New Issue Insurance Policy or by a Portfolio Insurance Policy issued by MBIA Insurance Corporation, Financial Guaranty Insurance Company or a comparable insurer as long as that insurer is rated Aaa by Moody's or AAA by S&P or the equivalent.

      J.    Equity Securities

            1  -  The fund may invest up to 10% of its total  assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.

            2  -  The fund will not invest in voting  securities or securities of investment companies.

      K.    Invest while Borrowing

            1  -  The fund  will not make  additional  investments  while  any borrowing remains outstanding.

      L.    Diversification

            1  -  Purchase more than 10% of the outstanding  voting securities of an issuer, except that up to 25% of the fund's assets may be invested without regard to this 10% limitation.

            2  -  Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies and except up to 25% of the fund's total assets may be invested without regard to this 5% limitation.

Investment Strategies and Types of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Investment strategies and types of investments: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

                            Table 4. Investment Strategies and Types of Investments
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
                                                  Fund of
                                                  funds -                 Taxable     Tax-exempt                State
          Fund                                    equity       Taxable     money        money     Tax-exempt  tax-exempt
                           Balanced     Equity    and bond      bond       market       market       bond        bond
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Agency and government         o           o           o           o          o           o           o           o
securities
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Borrowing                     o           o           o           o          o                       o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Cash/money market             o           o           o           o          o           o           o           o
instruments
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Collateralized bond           o          o A                      o                                  o           o
obligations
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Commercial paper              o           o           o           o          o           o           o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Common stock                  o           o                      o B
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Convertible securities        o           o                      o C                                 o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Corporate bonds               o           o                       o                                  o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Debt obligations              o           o                       o          o           o           o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Depositary receipts           o           o                      o D
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Derivative instruments        o           o           o           o                                  o           o
(including options and
futures)
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Exchange-traded funds         o           o                       o                                  o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Foreign currency              o           o                      o E                                o E
transactions
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Foreign securities            o           o                      o F         o                       o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Funding agreements            o           o           o           o          o           o           o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
High yield (high-risk)        o          o G                     o G                                 o           o
debt securities (junk
bonds)
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Illiquid and restricted       o           o           o           o          o           o           o           o
securities
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Indexed securities            o           o                       o                                  o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Inflation protected           o           o                       o                                  o           o
securities
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Inverse floaters              o           H                       o                                  o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Investment companies          o           o           o           o                                  I
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Lending of portfolio          o           o           o           o          o           o           o           o
securities
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Loan participations           o           o                       o                                  o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Mortgage-and                  o          o J                      o          o           o           o           o
asset-backed securities
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Mortgage dollar rolls         o           K                       o                                  o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Municipal obligations         o           o                       o                      o           o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Preferred stock               o           o                      o L                                o L          o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Real estate investment        o           o                       o                                  o           o
trusts
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Repurchase agreements         o           o                       o          o           o           o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Reverse repurchase            o           o                       o          o                       o           o
agreements
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Short sales                               M                       M
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Sovereign debt                o          o N                      o          o                       o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Structured products           o           o                       o                                  o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------

                            Table 4. Investment Strategies and Types of Investments
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
                                                  Fund of
                                                  funds -                 Taxable     Tax-exempt                State
          Fund                                    equity       Taxable     money        money     Tax-exempt  tax-exempt
                           Balanced     Equity    and bond      bond       market       market       bond        bond
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Swap agreements                           O                       o                                  O
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Variable- or                  o           o           o           o          o           o           o           o
floating-rate securities
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Warrants                      o           o                       o                                  o           o
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
When-issued securities        o           o                       o                                  o           o
and forward commitments
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------
Zero-coupon,                  o           o                       o                                  o           o
step-coupon and
pay-in-kind securities
------------------------- ----------- ----------- ----------- ---------- ----------- ----------- ----------- -----------

A. The following funds are not authorized to invest in collateralized bond obligations: International Aggressive Growth, International Equity, International Select Value, International Small Cap, Select Value, Small Cap Equity, Small Cap Growth, Small Cap Value, and Small Cap Advantage.

B. The following funds are not authorized to invest in common stock: Short Duration, U.S. Government Mortgage.

C.   The following funds are not authorized to invest in convertible securities:
     Short Duration, U.S. Government Mortgage.

D.   The following funds are not authorized to invest in depositary receipts:
     Short Duration, U.S. Government Mortgage.

E. The following funds are not authorized to engage in foreign currency transactions: Insured Tax-Exempt Bond, U.S. Government Mortgage.

F.   The following funds are not authorized to invest in foreign securities:
     U.S. Government Mortgage.

G. The following funds may hold securities that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase:
     Core Bond, Dividend Opportunity, Mid Cap Growth, Growth, Inflation Protected Securities, Limited Duration, International Aggressive Growth, International Equity, International Select Value, International Small Cap, Small Cap Growth, Real Estate, S&P 500 Index, Selective, Short Duration, Small Cap Advantage, Small Company Index, Tax-Exempt Bond, European Equity, International Opportunity, U.S. Government Mortgage.

G.   The following funds are authorized to invest in inverse floaters: Real
     Estate.

I.   The following funds are authorized to invest in investment companies:
     Intermediate Tax-Exempt Bond, Tax-Exempt Bond.

J.   The  following   funds  are  not  authorized  to  invest  in   mortgage-and
     asset-backed securities: Small Cap Growth, Value, S&P 500 Index, Small Cap Advantage, Small Company Index.

K. The following funds are authorized to invest in mortgage dollar rolls: Real Estate.

L.   The  following  funds are not  authorized  to invest  in  preferred  stock:
     Tax-Exempt High Income, Intermediate Tax-Exempt Bond, Tax-Exempt Bond, Short Duration, U.S. Government Mortgage.

M. The following funds are authorized to engage in short sales: S&P 500 Index, Short Duration, U.S. Government Mortgage.

N. The following funds are not authorized to invest in sovereign debt: Select Value, Small Cap Equity, Small Cap Growth, Small Cap Value, Small Cap Advantage.

O.   The following funds are authorized to invest in swap agreements:
     International Select Value. Tax-exempt bond funds may invest in interest rate swap agreements.

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks for an individual fund, please see that fund's prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is closely related to reinvestment risk.

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation, such as payments due on a bond or a note. The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Derivatives Risk

Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate, and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund.

Diversification Risk

A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more susceptible to a single economic, political or regulatory event than a diversified fund.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

         Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

         Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever a fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

         Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

         Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.

Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that a fund would like. A fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market value of securities may drop, and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk.

Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the Table titled

Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

A fund may borrow money for temporary or emergency purposes, to make other investments or to engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as qualified above, however, a fund may not buy securities on margin.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and

Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Debt Securities (Junk Bonds).) Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock. The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Event Risk, Issuer Risk, Legal/Legislative Risk, Management Risk, Market Risk, and Small and Medium Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Debt Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See the appendix for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities. A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices. A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products. (See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.

Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Management Risk and Market Risk.

Foreign Currency Transactions

Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons. A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund also may enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency. When buying a currency forward in this fashion, a fund would hold cash or cash equivalents equal to the value of the forward contract in order to avoid the use of leverage.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in

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those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

Funding Agreements

A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

High-Yield (High-Risk) Debt Securities (Junk Bonds)

High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.



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

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities

A fund may lend certain of its portfolio securities. The current policy of the Board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the Board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.
Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.



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

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, Market Risk and Interest Rate Risk.

Repurchase Agreements

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.) Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include:
Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales

With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to a fund.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness. Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. A fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

CMBS Total Return Swaps. CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of collateralized mortgage-backed securities.

Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.

Variable- or Floating-Rate Securities

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

Securities Transactions

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment advisory and subadvisory agreements, the investment manager and all applicable subadvisers

(individually and collectively "the investment manager") are authorized to determine, consistent with a fund's investment goal and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board. In selecting broker-dealers to execute transactions, the investment manager may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

Each fund, the investment manager, any subadviser and Ameriprise Financial Services, Inc. (the distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund's securities may be traded on a principal rather than an agency basis. In certain circumstances, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so to the extent authorized by law, if the investment manager determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's overall responsibilities with respect to a fund and the other RiverSource Funds for which it acts as investment manager (or by any fund subadviser to any other client of such subadviser).

Research provided by brokers supplements the investment manager's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. The investment manager has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, the investment manager must follow procedures authorized by the Board. To date, three procedures have been authorized. One procedure permits the investment manager to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits the investment manager, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits the investment manager, in order to obtain research and brokerage services, to cause a fund to pay a commission in excess of the amount another broker might have charged. The investment manager has advised the funds that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but the investment manager believes it may obtain better overall execution. The investment manager has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by the investment manager in providing advice to all RiverSource Funds (or by any fund subadviser to any other client of such subadviser) even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for a fund is made independently from any decision made for another portfolio, fund, or other account advised by the investment manager or any of its subsidiaries. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager carries out the purchase or sale in a way believed to be fair to the fund. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the fund, the fund hopes to gain an overall advantage in execution. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                      Table 5. Total Brokerage Commissions

----------------------------------------------------------------------------------------------------------------
                                           Total Brokerage Commissions
----------------------------------------------------------------------------------------------------------------
-------------------------------------------------------- ------------------ ----------------- ------------------
                                                               2005               2004              2003
----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending January 31
----------------------------------------------------------------------------------------------------------------
-------------------------------------------------------- ------------------ ----------------- ------------------
Portfolio Builder Aggressive                                            $0                 0                  0
-------------------------------------------------------- ------------------ ----------------- ------------------
Portfolio Builder Conservative                                           0                 0                  0
-------------------------------------------------------- ------------------ ----------------- ------------------
Portfolio Builder Moderate                                               0                 0                  0
-------------------------------------------------------- ------------------ ----------------- ------------------
Portfolio Builder Moderate Aggressive                                    0                 0                  0
-------------------------------------------------------- ------------------ ----------------- ------------------
Portfolio Builder Moderate Conservative                                  0                 0                  0
-------------------------------------------------------- ------------------ ----------------- ------------------
Portfolio Builder Total Equity                                           0                 0                  0
-------------------------------------------------------- ------------------ ----------------- ------------------
Small Company Index                                                 37,118            23,893             50,976
-------------------------------------------------------- ------------------ ----------------- ------------------
S&P 500 Index                                                       49,048            24,729             43,486
----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
----------------------------------------------------------------------------------------------------------------
-------------------------------------------------------- ------------------ ----------------- ------------------
Equity Value                                                       858,846         1,852,684          2,826,803
-------------------------------------------------------- ------------------ ----------------- ------------------
Precious Metals                                                  1,245,421           956,649          1,290,528
-------------------------------------------------------- ------------------ ----------------- ------------------
Small Cap Advantage                                              3,294,757         4,102,653          3,784,304
-------------------------------------------------------- ------------------ ----------------- ------------------
Small Cap Growth                                                 2,105,168         3,334,707          3,301,903
-------------------------------------------------------- ------------------ ----------------- ------------------
Strategy Aggressive                                                933,213         1,563,638          1,954,985
----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
----------------------------------------------------------------------------------------------------------------
-------------------------------------------------------- ------------------ ----------------- ------------------
Aggressive Growth                                                  181,981            72,985           8,489(g)
-------------------------------------------------------- ------------------ ----------------- ------------------
Fundamental Growth                                                 180,023            46,313           7,136(g)
-------------------------------------------------------- ------------------ ----------------- ------------------
Fundamental Value                                                  314,501           162,856            205,143
-------------------------------------------------------- ------------------ ----------------- ------------------
High Yield Bond                                                          0               876                  0
-------------------------------------------------------- ------------------ ----------------- ------------------
Select Value                                                       310,913           539,192            532,619
-------------------------------------------------------- ------------------ ----------------- ------------------
Selective                                                           45,224            77,261            317,778
-------------------------------------------------------- ------------------ ----------------- ------------------
Short Duration U.S. Government                                      95,868           407,216            552,895
-------------------------------------------------------- ------------------ ----------------- ------------------
Small Cap Equity                                                   429,969           846,218            273,634
-------------------------------------------------------- ------------------ ----------------- ------------------

----------------------------------------------------------------------------------------------------------------
                                           Total Brokerage Commissions
----------------------------------------------------------------------------------------------------------------
Small Cap Value                                                  2,439,209         3,185,306          2,505,457
-------------------------------------------------------- ------------------ ----------------- ------------------
U.S. Government Mortgage                                            10,708            31,267             23,812
-------------------------------------------------------- ------------------ ----------------- ------------------
Value                                                              363,273           389,539            629,327
----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30
----------------------------------------------------------------------------------------------------------------
-------------------------------------------------------- ------------------ ----------------- ------------------
California Tax-Exempt
-------------------------------------------------------- ------------------ ----------------- ------------------
Dividend Opportunity
-------------------------------------------------------- ------------------ ----------------- ------------------
Insured Tax-Exempt
-------------------------------------------------------- ------------------ ----------------- ------------------
Massachusetts Tax-Exempt
-------------------------------------------------------- ------------------ ----------------- ------------------
Michigan Tax-Exempt
-------------------------------------------------------- ------------------ ----------------- ------------------
Minnesota Tax-Exempt
-------------------------------------------------------- ------------------ ----------------- ------------------
New York Tax-Exempt
-------------------------------------------------------- ------------------ ----------------- ------------------
Ohio Tax-Exempt
-------------------------------------------------------- ------------------ ----------------- ------------------
Real Estate
----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31
----------------------------------------------------------------------------------------------------------------
-------------------------------------------------------- ------------------ ----------------- ------------------
Cash Management
-------------------------------------------------------- ------------------ ----------------- ------------------
Core Bond
-------------------------------------------------------- ------------------ ----------------- ------------------
Disciplined Equity
-------------------------------------------------------- ------------------ ----------------- ------------------
Discovery
-------------------------------------------------------- ------------------ ----------------- ------------------
Growth
-------------------------------------------------------- ------------------ ----------------- ------------------
Income Opportunities
-------------------------------------------------------- ------------------ ----------------- ------------------
Inflation Protected Securities
-------------------------------------------------------- ------------------ ----------------- ------------------
Large Cap Equity
-------------------------------------------------------- ------------------ ----------------- ------------------
Large Cap Value
-------------------------------------------------------- ------------------ ----------------- ------------------
Limited Duration Bond
-------------------------------------------------------- ------------------ ----------------- ------------------
New Dimensions
-------------------------------------------------------- ------------------ ----------------- ------------------
                                                               2004               2003              2002
----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending August 31
----------------------------------------------------------------------------------------------------------------
-------------------------------------------------------- ------------------ ----------------- ------------------
Diversified Bond                                                   160,646           319,860            146,984
----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending September 30
----------------------------------------------------------------------------------------------------------------
-------------------------------------------------------- ------------------ ----------------- ------------------
Balanced                                                         1,314,212         2,778,748          8,761,286
-------------------------------------------------------- ------------------ ----------------- ------------------
Diversified Equity Income                                        2,416,265         2,987,610          3,970,853
-------------------------------------------------------- ------------------ ----------------- ------------------
Mid Cap Value                                                      354,435           345,711         226,161(e)
-------------------------------------------------------- ------------------ ----------------- ------------------
Stock                                                            4,128,770         5,096,474          6,450,898
-------------------------------------------------------- ------------------ ----------------- ------------------
Strategic Allocation                                               279,233           379,561          1,112,766
----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31
----------------------------------------------------------------------------------------------------------------
-------------------------------------------------------- ------------------ ----------------- ------------------
Emerging Markets                                                 2,022,969         2,106,670          2,989,019
-------------------------------------------------------- ------------------ ----------------- ------------------
European Equity                                                    324,079           783,457            979,690
-------------------------------------------------------- ------------------ ----------------- ------------------
Global Balanced                                                    189,252           175,551            323,220
-------------------------------------------------------- ------------------ ----------------- ------------------
Global Bond                                                          7,760            23,297              9,621
-------------------------------------------------------- ------------------ ----------------- ------------------
Global Equity                                                    1,992,985         1,582,657          3,706,450
-------------------------------------------------------- ------------------ ----------------- ------------------
Global Technology                                                4,193,021         5,595,324          3,248,305
-------------------------------------------------------- ------------------ ----------------- ------------------
International Aggressive Growth                                    598,644           495,189            509,926
-------------------------------------------------------- ------------------ ----------------- ------------------
International Equity                                               315,047           144,417          16,699(c)
-------------------------------------------------------- ------------------ ----------------- ------------------
International Opportunity                                        1,303,677         2,047,954          2,953,477
-------------------------------------------------------- ------------------ ----------------- ------------------
International Select Value                                         839,270           411,763            399,835
-------------------------------------------------------- ------------------ ----------------- ------------------
International Small Cap                                            179,076            66,511           8,184(c)
----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending November 30
----------------------------------------------------------------------------------------------------------------
-------------------------------------------------------- ------------------ ----------------- ------------------
Intermediate Tax-Exempt Bond                                             0                 0                  0
-------------------------------------------------------- ------------------ ----------------- ------------------
Mid Cap Growth                                                   1,630,670         1,597,573            746,295
-------------------------------------------------------- ------------------ ----------------- ------------------
Tax-Exempt Bond                                                          0                 0                  0
-------------------------------------------------------- ------------------ ----------------- ------------------
Tax-Exempt High Income                                                   0                 0              2,507
----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31
----------------------------------------------------------------------------------------------------------------
-------------------------------------------------------- ------------------ ----------------- ------------------
Tax-Exempt Money Market                                                  0                 0                  0
-------------------------------------------------------- ------------------ ----------------- ------------------

(a) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(b) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

(c) For the period from Oct. 3, 2002 (when shares became publicly available) to Oct. 31, 2002.

(d) For the period from March 4, 2004 (when shares became publicly available) to June 30, 2004.

(e) For the period from Feb. 14, 2002 (when shares became publicly available) to Sept. 30, 2002.

(f) For the period from March 28, 2002 (when shares became publicly available) to July 31, 2002.

(g) For the period from April 24, 2003 (when shares became publicly available) to May 31, 2003.

For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

           Table 6. Brokerage Directed for Research and Turnover Rates

------------------------------------------ ------------------------------------- --------------------------
                  Fund                       Brokerage directed for research          Turnover rates
------------------------------------------ ----------------- ------------------- --------------------------
                                              Amount of          Amount of
                                             transactions       commissions
                                                              imputed or paid
------------------------------------------ ----------------- ------------------- --------------------------
                                                                                     2005         2004
-------------------------------------------------------------------------------- ------------- ------------
-----------------------------------------------------------------------------------------------------------
For funds with fiscal period ending January 31
-----------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                             $0                  $0           40%           0%
------------------------------------------ ----------------- ------------------- ------------- ------------
Portfolio Builder Conservative                            0                   0            51            0
------------------------------------------ ----------------- ------------------- ------------- ------------
Portfolio Builder Moderate                                0                   0            29            0
------------------------------------------ ----------------- ------------------- ------------- ------------
Portfolio Builder Moderate Aggressive                     0                   0            33            0
------------------------------------------ ----------------- ------------------- ------------- ------------
Portfolio Builder Moderate Conservative                   0                   0            29            0
------------------------------------------ ----------------- ------------------- ------------- ------------
Portfolio Builder Total Equity                            0                   0            41            0
------------------------------------------ ----------------- ------------------- ------------- ------------
Small Company Index                                       0                   0            12           10
------------------------------------------ ----------------- ------------------- ------------- ------------
S&P 500 Index                                             0                   0             6            4
-----------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
-----------------------------------------------------------------------------------------------------------
------------------------------------------ ----------------- ------------------- ------------- ------------
Equity Value                                              0                   0            25           39
------------------------------------------ ----------------- ------------------- ------------- ------------
Precious Metals                                           0                   0           196          173
------------------------------------------ ----------------- ------------------- ------------- ------------
Small Cap Advantage                              43,909,384             121,834           101          110
------------------------------------------ ----------------- ------------------- ------------- ------------
Small Cap Growth                                 46,579,305             115,768           153          224
------------------------------------------ ----------------- ------------------- ------------- ------------
Strategy Aggressive                                       0                   0            35           55
-----------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
-----------------------------------------------------------------------------------------------------------
------------------------------------------ ----------------- ------------------- ------------- ------------
Aggressive Growth                                 4,034,256               6,709           218          189
------------------------------------------ ----------------- ------------------- ------------- ------------
Fundamental Growth                                  206,318                 221           122           66
------------------------------------------ ----------------- ------------------- ------------- ------------
Fundamental Value                                         0                   0             2            5
------------------------------------------ ----------------- ------------------- ------------- ------------
High Yield Bond                                           0                   0           105          140
------------------------------------------ ----------------- ------------------- ------------- ------------
Select Value                                     73,512,978             115,967            12           15
------------------------------------------ ----------------- ------------------- ------------- ------------
Selective                                                 0                   0           297          292
------------------------------------------ ----------------- ------------------- ------------- ------------
Short Duration U.S. Government                            0                   0           169          125
------------------------------------------ ----------------- ------------------- ------------- ------------
Small Cap Equity                                  2,239,076               5,359            88          139
------------------------------------------ ----------------- ------------------- ------------- ------------
Small Cap Value                                 107,548,552              94,171            70           97
------------------------------------------ ----------------- ------------------- ------------- ------------
U.S. Government Mortgage                                  0                   0           137          163
------------------------------------------ ----------------- ------------------- ------------- ------------
Value                                                     0                   0            40           34
-----------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30
-----------------------------------------------------------------------------------------------------------
------------------------------------------ ----------------- ------------------- ------------- ------------
California Tax-Exempt
------------------------------------------ ----------------- ------------------- ------------- ------------
Dividend Opportunity
------------------------------------------ ----------------- ------------------- ------------- ------------
Insured Tax-Exempt
------------------------------------------ ----------------- ------------------- ------------- ------------
Massachusetts Tax-Exempt
------------------------------------------ ----------------- ------------------- ------------- ------------
Michigan Tax-Exempt
------------------------------------------ ----------------- ------------------- ------------- ------------
Minnesota Tax-Exempt
------------------------------------------ ----------------- ------------------- ------------- ------------
New York Tax-Exempt
------------------------------------------ ----------------- ------------------- ------------- ------------
Ohio Tax-Exempt
------------------------------------------ ----------------- ------------------- ------------- ------------
Real Estate
-----------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31
-----------------------------------------------------------------------------------------------------------
------------------------------------------ ----------------- ------------------- ------------- ------------
Cash Management
------------------------------------------ ----------------- ------------------- ------------- ------------
Core Bond
------------------------------------------ ----------------- ------------------- ------------- ------------
Disciplined Equity
------------------------------------------ ----------------- ------------------- ------------- ------------
Discovery
------------------------------------------ ----------------- ------------------- ------------- ------------
Growth
------------------------------------------ ----------------- ------------------- ------------- ------------
Income Opportunities
------------------------------------------ ----------------- ------------------- ------------- ------------
Inflation Protected Securities
------------------------------------------ ----------------- ------------------- ------------- ------------
Large Cap Equity
------------------------------------------ ----------------- ------------------- ------------- ------------
Large Cap Value
------------------------------------------ ----------------- ------------------- ------------- ------------

------------------------------------------ ------------------------------------- --------------------------
                  Fund                       Brokerage directed for research          Turnover rates
------------------------------------------ ----------------- ------------------- --------------------------
                                              Amount of          Amount of
                                             transactions       commissions
                                                              imputed or paid
------------------------------------------ ----------------- ------------------- --------------------------
                                                                                     2005         2004
-------------------------------------------------------------------------------- ------------- ------------
-----------------------------------------------------------------------------------------------------------
Limited Duration Bond
------------------------------------------ ----------------- ------------------- ------------- ------------
New Dimensions
-------------------------------------------------------------------------------- ------------- ------------
                                                                                     2004         2003
-------------------------------------------------------------------------------- ------------- ------------
-----------------------------------------------------------------------------------------------------------
For funds with fiscal period ending August 31
-----------------------------------------------------------------------------------------------------------
------------------------------------------ ----------------- ------------------- ------------- ------------
Diversified Bond                                          0                   0           279          256
-----------------------------------------------------------------------------------------------------------
For funds with fiscal period ending September 30
-----------------------------------------------------------------------------------------------------------
------------------------------------------ ----------------- ------------------- ------------- ------------
Balanced                                         25,916,512              38,380           131          130
------------------------------------------ ----------------- ------------------- ------------- ------------
Diversified Equity Income                        20,152,447              35,693            18           28
------------------------------------------ ----------------- ------------------- ------------- ------------
Mid Cap Value                                     2,031,218              10,965             9           36
------------------------------------------ ----------------- ------------------- ------------- ------------
Stock                                            76,937,816             106,000            76           68
------------------------------------------ ----------------- ------------------- ------------- ------------
Strategic Allocation                                      0                   0           127          196
-----------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31
-----------------------------------------------------------------------------------------------------------
------------------------------------------ ----------------- ------------------- ------------- ------------
Emerging Markets                                          0                   0           128          174
------------------------------------------ ----------------- ------------------- ------------- ------------
European Equity                                           0                   0            73          186
------------------------------------------ ----------------- ------------------- ------------- ------------
Global Balanced                                           0                   0            74           90
------------------------------------------ ----------------- ------------------- ------------- ------------
Global Bond                                               0                   0            92          117
------------------------------------------ ----------------- ------------------- ------------- ------------
Global Equity                                             0                   0           104          132
------------------------------------------ ----------------- ------------------- ------------- ------------
Global Technology                                21,309,491              84,503           349          546
------------------------------------------ ----------------- ------------------- ------------- ------------
International Aggressive Growth                 114,966,759             202,719            87          116
------------------------------------------ ----------------- ------------------- ------------- ------------
International Equity                             14,835,692              26,595           111           58
------------------------------------------ ----------------- ------------------- ------------- ------------
International Opportunity                                 0                   0            98          147
------------------------------------------ ----------------- ------------------- ------------- ------------
International Select Value                      544,373,529             831,282            23           18
------------------------------------------ ----------------- ------------------- ------------- ------------
International Small Cap                          26,901,119              53,060            66           87
-----------------------------------------------------------------------------------------------------------
For funds with fiscal period ending November 30
-----------------------------------------------------------------------------------------------------------
------------------------------------------ ----------------- ------------------- ------------- ------------
Intermediate Tax-Exempt Bond                              0                   0            25           59
------------------------------------------ ----------------- ------------------- ------------- ------------
Mid Cap Growth                                            0                   0            26           26
------------------------------------------ ----------------- ------------------- ------------- ------------
Tax-Exempt Bond                                           0                   0            21           92
------------------------------------------ ----------------- ------------------- ------------- ------------
Tax-Exempt High Income                                    0                   0            22           44
-----------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31
-----------------------------------------------------------------------------------------------------------
------------------------------------------ ----------------- ------------------- ------------- ------------
Tax-Exempt Money Market                                   0                   0           N/A          N/A
------------------------------------------ ----------------- ------------------- ------------- ------------

(a) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(b) For the period from March 4, 2004 (when shares became publicly available to July 31, 2004.

(c) The variation in turnover rates for Core Bond and Limited Duration Bond can be attributed to the following factors: A significant portion of the turnover was the result of "roll" transactions in liquid derivatives and Treasury notes. In the derivative securities, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. For Treasury notes, existing holdings are sold and newly minted securities with better liquidity are purchased. These transactions affect the turnover rate of the portfolio, but do not change the risk exposure or result in material transaction costs.

(d) The variation in turnover rates for Income Opportunities can be attributed to the fact that 2004 marked the fund's first full fiscal year.

As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                Table 7. Securities of Regular Brokers or Dealers

------------------------------------------ --------------------------------------------- ----------------------
                  Fund                                        Issuer                      Value of securities
                                                                                            owned at end of
                                                                                             fiscal period
---------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending January 31
---------------------------------------------------------------------------------------------------------------
------------------------------------------ --------------------------------------------- ----------------------
Portfolio Builder Aggressive               None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
Portfolio Builder Conservative             None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
Portfolio Builder Conservative             None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
Portfolio Builder Moderate Aggressive      None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------

------------------------------------------ --------------------------------------------- ----------------------
                  Fund                                        Issuer                      Value of securities
                                                                                            owned at end of
                                                                                             fiscal period
---------------------------------------------------------------------------------------------------------------
Portfolio Builder Moderate Conservative    None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
Portfolio Builder Total Equity             None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
Small Company Index                        Investment Technology Group                              $2,067,454
                                           Piper Jaffray Companies                                   1,947,534
------------------------------------------ --------------------------------------------- ----------------------
S&P 500 Index                              American Express                                          1,956,185
                                           Bear Stearns Companies                                      304,797
                                           Citigroup                                                 7,436,421
                                           Citigroup Global Markets Holdings                         9,999,306
                                           E*TRADE Financial                                           149,325
                                           Franklin Resources                                          494,360
                                           Goldman Sachs Group                                       1,525,107
                                           Lehman Brothers Holdings                                    717,392
                                           JP Morgan Chase & Co.                                     3,884,971
                                           Merrill Lynch & co.                                       1,634,204
                                           Morgan Stanley                                            1,789,097
                                           PNC Financial Services Group                                444,589
                                           Charles Schwab                                              442,316
---------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
---------------------------------------------------------------------------------------------------------------
------------------------------------------ --------------------------------------------- ----------------------
Equity Value                               Citigroup                                                39,340,476
                                           JP Morgan Chase & Co.                                     8,513,814
                                           Lehman Brothers Holdings                                 20,705,784
                                           Merrill Lynch & Co.                                      17,608,260
                                           Morgan Stanley                                           18,497,475
------------------------------------------ --------------------------------------------- ----------------------
Precious Metals                            None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
Small Cap Advantage                        Investment Technology Group                                 361,165
                                           Jefferies Group                                           1,948,056
                                           Knight Trading Group                                        186,659
------------------------------------------ --------------------------------------------- ----------------------
Small Cap Growth                           Affiliated Managers Group                                 1,111,267
                                           Citigroup                                                 3,399,731
                                           Investment Technology Group                                 378,175
                                           Jefferies Group                                             438,595
------------------------------------------ --------------------------------------------- ----------------------
Strategy Aggressive                        None                                                   N/A
---------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
---------------------------------------------------------------------------------------------------------------
------------------------------------------ --------------------------------------------- ----------------------
Aggressive Growth                          Affiliated Managers Group                                   532,933
                                           Jefferies Group                                             160,761
                                           Legg Mason                                                  478,863
------------------------------------------ --------------------------------------------- ----------------------
Fundamental Growth                         Schwab (Charles)                                            979,889
------------------------------------------ --------------------------------------------- ----------------------
Fundamental Value                          Citigroup                                                30,305,863
                                           JP Morgan Chase & Co.                                    44,370,754
                                           Morgan Stanley                                            6,771,168
------------------------------------------ --------------------------------------------- ----------------------
High Yield Bond                            LaBranche & Co.                                          16,010,175
------------------------------------------ --------------------------------------------- ----------------------
Select Value                               Bear Stearns Companies                                      693,280
                                           BKF Capital Group                                           181,500
                                           Merrill Lynch & Co.                                       1,899,100
------------------------------------------ --------------------------------------------- ----------------------
Selective                                  Bear Stearns Adjustable Rate Mtge Trust                   2,191,863
                                           Bear Stearns Commercial Mtge Securities                   5,347,849
                                           Citigroup                                                 8,545,622
                                           Commercial Mtge Trust                                     4,490,508
                                           CS First Boston Mtge Securities                           6,628,259
                                           Goldman Sachs Group                                       2,106,773
                                           J.P. Morgan Chase & Co. 2,428,993
                                           J.P. Morgan Chase Commercial Mtge Securities              9,413,657
                                           LB-UBS Commercial Mtge Trust                             18,947,351
                                           Morgan Stanley                                              928,881
                                           Morgan Stanley Capital 1                                  7,691,766
                                           Morgan Stanley, Dean Witter Capital 1                     2,426,912
------------------------------------------ --------------------------------------------- ----------------------
Short Duration U.S. Government             Bears Stearns Alternative Trust                           8,575,000
                                           LB-UBS Commercial Mtge Trust                              6,128,195
                                           Morgan Stanley Capital I                                 12,092,686
                                           Morgan Stanley Mtge Loan Trust                            3,549,817
------------------------------------------ --------------------------------------------- ----------------------

------------------------------------------ --------------------------------------------- ----------------------
                  Fund                                        Issuer                      Value of securities
                                                                                            owned at end of
                                                                                             fiscal period
---------------------------------------------------------------------------------------------------------------
Small Cap Equity                           Affiliated Managers Group                                   546,940
                                           Investment Technology Group                               1,103,466
------------------------------------------ --------------------------------------------- ----------------------
Small Cap Value                            Affiliated Managers Group                                 1,855,928
                                           Investment Technology Group                               1,304,814
                                           Options Xpress Holdings                                     271,188
------------------------------------------ --------------------------------------------- ----------------------
U.S. Government Mortgage                   CS First Boston Mtge Securities                             367,506
------------------------------------------ --------------------------------------------- ----------------------
Value                                      Citigroup                                                 7,141,876
                                           Goldman Sachs Group                                       4,182,750
                                           Merrill Lynch & Co.                                       4,134,612
                                           JP Morgan Chase & Co.                                    10,167,157
---------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30
---------------------------------------------------------------------------------------------------------------
------------------------------------------ --------------------------------------------- ----------------------
California Tax-Exempt
------------------------------------------ --------------------------------------------- ----------------------
Dividend Opportunity
------------------------------------------ --------------------------------------------- ----------------------
Insured Tax-Exempt
------------------------------------------ --------------------------------------------- ----------------------
Massachusetts Tax-Exempt
------------------------------------------ --------------------------------------------- ----------------------
Michigan Tax-Exempt
------------------------------------------ --------------------------------------------- ----------------------
Minnesota Tax-Exempt
------------------------------------------ --------------------------------------------- ----------------------
New York Tax-Exempt
------------------------------------------ --------------------------------------------- ----------------------
Ohio Tax-Exempt
------------------------------------------ --------------------------------------------- ----------------------
Real Estate
---------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31
---------------------------------------------------------------------------------------------------------------
------------------------------------------ --------------------------------------------- ----------------------
Cash Management
------------------------------------------ --------------------------------------------- ----------------------
Core Bond
------------------------------------------ --------------------------------------------- ----------------------
Disciplined Equity
------------------------------------------ --------------------------------------------- ----------------------
Discovery
------------------------------------------ --------------------------------------------- ----------------------
Growth
------------------------------------------ --------------------------------------------- ----------------------
Income Opportunities
------------------------------------------ --------------------------------------------- ----------------------
Inflation Protected Securities
------------------------------------------ --------------------------------------------- ----------------------
Large Cap Equity
------------------------------------------ --------------------------------------------- ----------------------
Large Cap Value
------------------------------------------ --------------------------------------------- ----------------------
Limited Duration Bond
------------------------------------------ --------------------------------------------- ----------------------
New Dimensions
---------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending August 31
---------------------------------------------------------------------------------------------------------------
------------------------------------------ --------------------------------------------- ----------------------
Diversified Bond                           Bear Stearns Commercial Mtge Securities                   5,960,760
                                           CS First Boston Mtge Securities                          15,098,075
                                           LB-UBS Commercial Mtge Trust                            100,675,087
                                           J.P. Morgan Chase 5,009,840
                                           J.P. Morgan Chase Commercial Mtge Securities             28,372,181
                                           Merrill Lynch Mtge Trust                                  4,144,448
                                           Morgan Stanley Auto Loan Trust                            4,300,000
                                           Morgan Stanley Capital 1                                 20,394,595
                                           Morgan Stanley, Dean Witter Capital 1                     6,453,149
                                           Morgan Stanley Mtge Loan Trust                           14,255,772
---------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending September 30
---------------------------------------------------------------------------------------------------------------
------------------------------------------ --------------------------------------------- ----------------------
Balanced                                   Bear Stearns Commercial Mtge Securities                     990,750
                                           Citigroup                                                38,981,627
                                           Citigroup Global Markets Holdings Inc.                    3,294,432
                                           CS First Boston Mtge Securities                           2,590,447
                                           Franklin Resources                                        1,053,864
                                           JPMorgan Chase                                           24,018,900
                                           JPMorgan Chase Commercial Mtge Securities                 3,931,377
                                           LB-UBS Commercial Mtge Trust                             13,683,500
                                           Merrill Lynch & Co.                                      11,032,868
                                           Morgan Stanley                                           12,433,460
                                           Morgan Stanley Capital 1                                  4,323,123
                                           Morgan Stanley Dean Witter Capital 1                        908,380
                                           PNC Financial Services Group                              4,257,670
------------------------------------------ --------------------------------------------- ----------------------
Diversified Equity Income                  Citigroup                                               105,305,616
                                           JP Morgan Chase & Co.                                    30,890,393
------------------------------------------ --------------------------------------------- ----------------------

------------------------------------------ --------------------------------------------- ----------------------
                  Fund                                        Issuer                      Value of securities
                                                                                            owned at end of
                                                                                             fiscal period
---------------------------------------------------------------------------------------------------------------
                                           Lehman Brothers Holdings                                 11,487,652
                                           Merrill Lynch & Co.                                      23,144,660
                                           Morgan Stanley                                           23,915,430
------------------------------------------ --------------------------------------------- ----------------------
Mid Cap Value                              Bear Stearns Companies                                    6,525,135
------------------------------------------ --------------------------------------------- ----------------------
Stock                                      Citigroup                                                52,944,000
                                           Goldman Sachs Group                                      18,648,000
                                           Morgan Stanley                                           14,790,000
------------------------------------------ --------------------------------------------- ----------------------
Strategic Allocation                       Bear Stearns Companies                                    1,252,037
                                           Citigroup                                                   550,684
                                           CS First Boston Mtge Securities                             244,748
                                           Investment Technology Group Inc.                            262,028
                                           JPMorgan Chase                                            5,723,301
                                           JPMorgan Chase Commercial Mtge Securities                   259,953
                                           Knight Trading Group                                         69,908
                                           LaBranche                                                   180,250
                                           LB-UBS Commercial Mtge Trust                              2,293,968
                                           PNC Financial Services Group                                195,085
                                           Schwab (Charles)                                          2,138,917
---------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31
---------------------------------------------------------------------------------------------------------------
------------------------------------------ --------------------------------------------- ----------------------
Emerging Markets                           None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
European Equity                            Credit Suisse Group                                         906,216
------------------------------------------ --------------------------------------------- ----------------------
Global Balanced                            Ameritrade Holding                                          209,622
                                           Bear Stearns Companies                                      592,661
                                           Citigroup                                                 1,725,816
                                           Goldman Sachs Group                                         540,599
------------------------------------------ --------------------------------------------- ----------------------
Global Bond                                Bear Stearns Commercial Mtge Securities                   2,268,820
                                           Citigroup                                                 3,380,448
                                           CS First Boston Mtge Securities                             248,320
                                           Goldman Sachs Group                                         557,710
                                           LB-UBS Commercial Mtge Trust                              2,269,733
                                           J.P. Morgan Chase & Co. 1,793,898
                                           Morgan Stanley Capital 1                                  1,016,380
                                           Morgan Stanley Group                                      3,181,144
------------------------------------------ --------------------------------------------- ----------------------
Global Equity                              Ameritrade Holding                                        5,251,617
                                           Bear Stearns Companies                                    3,564,211
                                           Citigroup                                                18,148,572
                                           Goldman Sachs Group                                       6,145,996
------------------------------------------ --------------------------------------------- ----------------------
Global Technology                          None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
International Aggressive Growth            Pargesa Holdings                                            617,420
------------------------------------------ --------------------------------------------- ----------------------
International Equity                       None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
International Opportunity                  Credit Suisse Group                                       2,135,848
------------------------------------------ --------------------------------------------- ----------------------
International Select Value                 Credit Suisse Group                                      10,302,663
------------------------------------------ --------------------------------------------- ----------------------
International Small Cap                    None                                                   N/A
---------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending November 30
---------------------------------------------------------------------------------------------------------------
------------------------------------------ --------------------------------------------- ----------------------
Intermediate Tax-Exempt Bond               None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
Mid Cap Growth                             Legg Mason                                               51,786,400
------------------------------------------ --------------------------------------------- ----------------------
Tax-Exempt Bond                            None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------
Tax-Exempt High Income                     None                                                   N/A
---------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31
---------------------------------------------------------------------------------------------------------------
------------------------------------------ --------------------------------------------- ----------------------
Tax-Exempt Money Market                    None                                                   N/A
------------------------------------------ --------------------------------------------- ----------------------

Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager

Affiliates of Ameriprise Financial may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. the investment manager will use an Ameriprise

Financial affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about any brokerage commissions paid by a fund for the last three fiscal periods to brokers affiliated with the fund's investment manager is contained in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

         Table 8. Brokerage Commissions Paid to Investment Manager or Affiliates

---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
                                                                                   Percent of
                                                                                   aggregate
                                                      Aggregate                    dollar         Aggregate     Aggregate
                                                      dollar        Percent of     amount of      dollar        dollar
                                                      amount of     aggregate      transactions   amount of     amount of
                                        Nature of     commissions   brokerage      involving      commissions   commissions
                       Broker           affiliation   paid to       commissions    payment of     paid to       paid to
                                                      broker                       commissions    broker        broker
---------------------- -------------------------------------------------------------------------- ------------- -------------
                                                         2005                                         2004          2003
---------------------- -------------------------------------------------------------------------- ------------- -------------
For funds with fiscal period ending January 31
-----------------------------------------------------------------------------------------------------------------------------
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Portfolio Builder           None                                                                             0             0
Aggressive
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Portfolio Builder           None                                                                             0             0
Conservative
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Portfolio Builder           None                                                                             0             0
Moderate
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Portfolio Builder           None                                                                             0             0
Moderate Aggressive
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Portfolio Builder           None                                                                             0             0
Moderate Conservative
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Portfolio Builder           None                                                                             0             0
Total Equity
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Small Company Index         None                                                                             0             0
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
S&P 500 Index               None                                                                             0             0
-----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
-----------------------------------------------------------------------------------------------------------------------------
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Equity Value           AEIS                  1             10,142*           1.18           1.64       14,787*        5,415*
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Precious Metals        AEIS                  1              3,614*           0.29           0.65       24,650*       67,515*
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Small Cap Advantage    AEIS                  1                   0              0              0          360*          683*
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Small Cap Growth       SBCI Securities       4                   0              0              0          757*             0
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
                       Neuberger             5                   0              0              0             0       40,332*
                       Berman
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Strategy Aggressive    AEIS                  1              7,880*           0.84           2.51        5,432*       41,748*
-----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
-----------------------------------------------------------------------------------------------------------------------------
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Aggressive Growth      JP Morgan Chase       2                 27*           0.01           .0.2           103         50(a)
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Fundamental Value           None                                                                             0             0
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Fundamental Growth     Goldman Sachs         6                  38           0.02           0.01             0             0
                       & Co.
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
                       Raymond James         7                   0              0              0            15          0(a)
                       Financial
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
High Yield Bond             None                                                                             0             0
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Selective                   None                                                                             0             0
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Select Value           Gabelli & Co.         8             143,463          46.14          43.33       464,895       264,461
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Short Duration U.S.         None                                                                             0             0
Government
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Small Cap Equity            None                                                                             0             0
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Small Cap Value        Goldman Sachs         6               1,943           0.08           0.09        46,047             0
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
                       Janney                9                   0              0              0         5,130             0
                       Montgomery
                       Scott
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------

---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
                                                                                   Percent of
                                                                                   aggregate
                                                      Aggregate                    dollar         Aggregate     Aggregate
                                                      dollar        Percent of     amount of      dollar        dollar
                                                      amount of     aggregate      transactions   amount of     amount of
                                        Nature of     commissions   brokerage      involving      commissions   commissions
                       Broker           affiliation   paid to       commissions    payment of     paid to       paid to
                                                      broker                       commissions    broker        broker
---------------------- -------------------------------------------------------------------------- ------------- -------------
                       Leg Mason Wood        9               2,700           0.11           0.13             0             0
                       Walker, Inc.
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
                       M.J. Whitman          10                  0              0              0       425,573       286,906
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
U.S. Gov't Mortgage         None                                                                             0             0
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Value                       None                                                                             0             0
-----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30
-----------------------------------------------------------------------------------------------------------------------------
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
California
Tax-Exempt
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Dividend Opportunity
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Insured Tax-Exempt
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Massachusetts
Tax-Exempt
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Michigan Tax-Exempt
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Minnesota Tax-Exempt
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
New York Tax-Exempt
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Ohio Tax-Exempt
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Real Estate
-----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31
-----------------------------------------------------------------------------------------------------------------------------
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Cash Management
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Core Bond
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Disciplined Equity
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Discovery
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Growth
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Income Opportunities
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Inflation Protected
Securities
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Large Cap Equity
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Large Cap Value
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Limited Duration Bond
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
New Dimensions
---------------------- -------------------------------------------------------------------------- ------------- -------------
                                                         2004                                         2003          2002
---------------------- -------------------------------------------------------------------------- ------------- -------------
-----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending August 31
-----------------------------------------------------------------------------------------------------------------------------
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Diversified Bond            None                                                                             0             0
-----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending September 30
-----------------------------------------------------------------------------------------------------------------------------
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Balanced               AEIS                  1              8,440*           0.64           0.70       82,086*      209,163*
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Diversified Equity     AEIS                  1             73,448*           3.04           6.97       73,410*       53,400*
Income
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Mid Cap Value          AEIS                  1             39,552*          10.82          19.40       23,417*       16,706*
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Stock                  AEIS                  1            514,423*          12.46          22.44      329,816*      527,433*
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Strategic Allocation   AEIS                  1                   0              0              0             0        6,461*
-----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31
-----------------------------------------------------------------------------------------------------------------------------
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Emerging Markets            None                                                                             0             0
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
European Equity             None                                                                             0             0
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Global Balanced             None                                                                             0             0
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Global Bond                 None                                                                             0             0
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Global Equity               None                                                                             0             0
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Global Technology      AEIS                  1             97,718*           2.33           4.97      495,249*      202,910*
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
International          J. P. Morgan          2              22,343           3.73           3.25             0             0
Aggressive Growth      Securities,
                       Inc.
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
                       J.P. Morgan           2                   0              0              0             0         9,567
                       Chase
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
International Equity   None                                                                                  0             0
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
International               None                                                                             0             0
Opportunity
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------

---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
                                                                                   Percent of
                                                                                   aggregate
                                                      Aggregate                    dollar         Aggregate     Aggregate
                                                      dollar        Percent of     amount of      dollar        dollar
                                                      amount of     aggregate      transactions   amount of     amount of
                                        Nature of     commissions   brokerage      involving      commissions   commissions
                       Broker           affiliation   paid to       commissions    payment of     paid to       paid to
                                                      broker                       commissions    broker        broker
---------------------- -------------------------------------------------------------------------- ------------- -------------
International Select   Sanford C.            3              20,637           2.46           1.07             0             0
Value                  Bernstein &
                       Co. LLC
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
International Small         None                                                                             0             0
Cap
-----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending November 30
-----------------------------------------------------------------------------------------------------------------------------
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Intermediate                None                                                                             0             0
Tax-Exempt Bond
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Mid Cap Growth         AEIS                  1             17,994*           1.10           1.67       48,993*       56,544*
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Tax-Exempt Bond             None                                                                             0             0
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Tax-Exempt High             None                                                                             0             0
Income
-----------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31
-----------------------------------------------------------------------------------------------------------------------------
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------
Tax-Exempt Money            None                                                                             0             0
Market
---------------------- ---------------- ------------- ------------- -------------- -------------- ------------- -------------

*Represents brokerage clearing fees.

(1) American Enterprise Investment Services, Inc., a wholly-owned subsidiary of Ameriprise Financial.

(2) Affiliate of American Century, a subadviser.

(3) Affiliate of Alliance Capital, a subadviser.

(4) Affiliate of UBS, a subadviser.

(5) Affiliate of Neuberger Berman Management, Inc., a former subadviser.

(6) Affiliate of Goldman Sachs Asset Management L.P.

(7) Affiliate of Eagle Asset Management, Inc.

(8) Affiliate of GAMCO Investors, Inc.

(9) A former affiliate of Royce & Associates LLC

(10) Affiliate of Third Avenue Management LLC

(a) For the period from April 24, 2003 (when shares became publicly available) to May 31, 2003.

Valuing Fund Shares

As of the end of the most recent fiscal period, the computation of net asset value was based on net assets divided by shares outstanding as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                          Table 9. Valuing Fund Shares

----------------------------------------- ------------------------- ----------------------- -------------------------
                                                 Net assets           Shares outstanding     Net asset value of one
                                                                                                     share
----------------------------------------- ------------------------- ----------------------- -------------------------
For funds with fiscal period ending January 31
---------------------------------------------------------------------------------------------------------------------
----------------------------------------- ------------------------- ----------------------- -------------------------
Portfolio Builder Aggressive
     Class A                                          $119,627,607             $11,362,951                    $10.53
     Class B                                            35,834,966               3,418,749                     10.48
     Class C                                             3,083,372                 294,292                     10.48
     Class Y                                                47,631                   4,524                     10.53
----------------------------------------- ------------------------- ----------------------- -------------------------
Portfolio Builder Conservative
     Class A                                            39,897,123               3,898,848                     10.23
     Class B                                            20,554,920               2,013,651                     10.21
     Class C                                             4,481,347                 439,018                     10.21
     Class Y                                                10,201                   1,000                     10.20
----------------------------------------- ------------------------- ----------------------- -------------------------
Portfolio Builder Moderate
     Class A                                           189,888,226              18,140,369                     10.47
     Class B                                            71,814,179               6,883,820                     10.43
     Class C                                             7,955,750                 761,900                     10.44
     Class Y                                                40,620                   3,879                     10.47
----------------------------------------- ------------------------- ----------------------- -------------------------

----------------------------------------- ------------------------- ----------------------- -------------------------
                                                 Net assets           Shares outstanding     Net asset value of one
                                                                                                     share
----------------------------------------- ------------------------- ----------------------- -------------------------
Portfolio Builder Moderate Aggressive
     Class A                                           245,769,977              23,417,138                     10.50
     Class B                                            67,228,623               6,423,185                     10.47
     Class C                                             6,552,993                 626,119                     10.47
     Class Y                                                33,480                   3,188                     10.50
----------------------------------------- ------------------------- ----------------------- -------------------------
Portfolio Builder Moderate Conservative
     Class A                                            77,638,291               7,502,281                     10.35
     Class B                                            33,819,808               3,276,549                     10.32
     Class C                                             5,954,341                 576,615                     10.33
     Class Y                                                10,338                   1,000                     10.34
----------------------------------------- ------------------------- ----------------------- -------------------------
Portfolio Builder Total Equity
     Class A                                            92,091,638               8,732,306                     10.55
     Class B                                            28,227,386               2,688,269                     10.50
     Class C                                             2,332,601                 222,136                     10.50
     Class Y                                                83,553                   7,917                     10.56
----------------------------------------- ------------------------- ----------------------- -------------------------
Small Company Index                                    844,467,080             102,911,670                      8.21
     Class A                                           433,644,981              57,128,419                      7.59
     Class B                                            19,752,240               2,373,075                      8.32
     Class Y
----------------------------------------- ------------------------- ----------------------- -------------------------
S&P 500 Index
     Class D                                            69,204,754              15,205,187                      4.55
     Class E                                           301,359,081              65,939,676                      4.57
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
---------------------------------------------------------------------------------------------------------------------
----------------------------------------- ------------------------- ----------------------- -------------------------
Equity Value
     Class A                                           864,772,364              85,483,171                     10.12
     Class B                                           275,043,516              27,137,439                     10.14
     Class C                                             3,418,344                 339,746                     10.06
     Class I                                                10,834                   1,070                     10.13
     Class Y                                             7,588,846                 749,495                     10.13
----------------------------------------- ------------------------- ----------------------- -------------------------
Precious Metals
     Class A                                            62,278,310               6,936,541                      8.98
     Class B                                            16,662,847               1,947,682                      8.56
     Class C                                             1,639,458                 193,412                      8.48
     Class I                                                 8,918                     989                      9.02
     Class Y                                                43,718                   4,837                      9.04
----------------------------------------- ------------------------- ----------------------- -------------------------
Small Cap Advantage
     Class A                                           621,674,455              87,943,516                      7.07
     Class B                                           234,464,316              34,760,836                      6.75
     Class C                                            12,376,977               1,834,812                      6.75
     Class I                                             5,533,930                 771,966                      7.17
     Class Y                                               558,895                  78,327                      7.14
----------------------------------------- ------------------------- ----------------------- -------------------------
Small Cap Growth
     Class A                                           153,495,002              36,595,831                      4.19
     Class B                                            70,741,549              17,412,915                      4.06
     Class C                                             6,481,577               1,595,042                      4.06
     Class I                                             5,507,843               1,300,608                      4.23
     Class Y                                               115,147                  27,301                      4.22
----------------------------------------- ------------------------- ----------------------- -------------------------
Strategy Aggressive
     Class A                                           453,020,526              39,643,036                     11.43
     Class B                                           150,640,501              14,822,706                     10.16
     Class C                                             1,837,142                 180,759                     10.16
     Class I                                                10,749                     919                     11.70
     Class Y                                             1,740,559                 149,294                     11.66
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
---------------------------------------------------------------------------------------------------------------------
----------------------------------------- ------------------------- ----------------------- -------------------------
Aggressive Growth
     Class A                                            25,011,144               3,432,844                      7.29
     Class B                                             6,887,053                 959,077                      7.18
     Class C                                               441,567                  61,518                      7.18
     Class I                                            39,475,546               5,390,829                      7.32
     Class Y                                                35,231                   4,821                      7.31
----------------------------------------- ------------------------- ----------------------- -------------------------

----------------------------------------- ------------------------- ----------------------- -------------------------
                                                 Net assets           Shares outstanding     Net asset value of one
                                                                                                     share
----------------------------------------- ------------------------- ----------------------- -------------------------
Fundamental Growth
     Class A                                            18,325,202               3,167,522                      5.79
     Class B                                             6,916,701               1,216,017                      5.69
     Class C                                               318,666                  55,965                      5.69
     Class I                                            62,881,753              10,805,834                      5.82
     Class Y                                                20,924                   3,597                      5.82
----------------------------------------- ------------------------- ----------------------- -------------------------
Fundamental Value
     Class A                                           641,156,030             117,692,649                      5.45
     Class B                                           293,904,772              55,227,068                      5.32
     Class C                                            17,116,872               3,204,289                      5.34
     Class I                                            38,341,137               6,987,269                      5.49
     Class Y                                               513,806                  93,892                      5.47
----------------------------------------- ------------------------- ----------------------- -------------------------
High Yield Bond
     Class A                                         1,734,607,908             606,766,116                      2.86
     Class B                                           628,996,597             220,191,985                      2.86
     Class C                                            36,119,894              12,717,550                      2.84
     Class I                                                10,072                   3,521                      2.86
     Class Y                                               510,979                 178,795                      2.86
----------------------------------------- ------------------------- ----------------------- -------------------------
Select Value
     Class A                                           525,317,144              79,034,723                      6.65
     Class B                                           202,624,816              31,180,806                      6.50
     Class C                                            11,856,832               1,824,372                      6.50
     Class I                                            13,938,125               2,079,347                      6.70
     Class Y                                                66,312                   9,928                      6.68
----------------------------------------- ------------------------- ----------------------- -------------------------
Selective
     Class A                                           591,107,900              68,029,020                      8.69
     Class B                                           124,736,789              14,357,845                      8.69
     Class C                                             4,242,590                 488,313                      8.69
     Class I                                           143,290,359              16,490,222                      8.69
     Class Y                                            50,484,935               5,815,214                      8.68
----------------------------------------- ------------------------- ----------------------- -------------------------
Short Duration U.S. Government
     Class A                                           894,085,093             186,727,963                      4.79
     Class B                                           588,209,128             122,837,566                      4.79
     Class C                                            23,606,429               4,929,965                      4.79
     Class I                                            31,332,182               6,535,370                      4.79
     Class Y                                            99,574,002              20,793,917                      4.79
----------------------------------------- ------------------------- ----------------------- -------------------------
Small Cap Equity
     Class A                                           122,560,969              21,107,913                      5.81
     Class B                                            46,071,722               8,146,718                      5.66
     Class C                                             3,743,293                 662,650                      5.65
     Class I                                             7,041,819               1,202,122                      5.86
     Class Y                                               135,399                  23,158                      5.85
----------------------------------------- ------------------------- ----------------------- -------------------------
Small Cap Value
     Class A                                           746,569,553             112,761,101                      6.62
     Class B                                           347,749,645              53,888,572                      6.45
     Class C                                            21,382,301               3,306,736                      6.47
     Class I                                             9,252,001               1,384,674                      6.68
     Class Y                                               237,915                  35,744                      6.66
----------------------------------------- ------------------------- ----------------------- -------------------------
U.S. Government Mortgage
     Class A                                           159,223,769              31,128,293                      5.12
     Class B                                            97,863,453              19,124,334                      5.12
     Class C                                            10,556,978               2,062,750                      5.12
     Class I                                                 9,924                   1,942                      5.11
     Class Y                                                34,968                   6,838                      5.11
----------------------------------------- ------------------------- ----------------------- -------------------------
Value
     Class A                                           266,775,559              49,757,191                      5.36
     Class B                                           145,697,978              27,768,947                      5.25
     Class C                                             9,149,580               1,739,170                      5.26
     Class I                                            48,010,163               8,894,177                      5.40
     Class Y                                               158,895                  29,513                      5.38
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30
---------------------------------------------------------------------------------------------------------------------
----------------------------------------- ------------------------- ----------------------- -------------------------
California Tax-Exempt
     Class A
     Class B
     Class C
----------------------------------------- ------------------------- ----------------------- -------------------------

----------------------------------------- ------------------------- ----------------------- -------------------------
                                                 Net assets           Shares outstanding     Net asset value of one
                                                                                                     share
----------------------------------------- ------------------------- ----------------------- -------------------------
Dividend Opportunity
     Class A
     Class B
     Class C
     Class I
     Class Y
----------------------------------------- ------------------------- ----------------------- -------------------------
Insured Tax-Exempt
     Class A
     Class B
     Class C
     Class Y
----------------------------------------- ------------------------- ----------------------- -------------------------
Massachusetts Tax-Exempt
     Class A
     Class B
     Class C
----------------------------------------- ------------------------- ----------------------- -------------------------
Michigan Tax-Exempt
     Class A
     Class B
     Class C
----------------------------------------- ------------------------- ----------------------- -------------------------
Minnesota Tax-Exempt
     Class A
     Class B
     Class C
----------------------------------------- ------------------------- ----------------------- -------------------------
New York Tax-Exempt
     Class A
     Class B
     Class C
----------------------------------------- ------------------------- ----------------------- -------------------------
Ohio Tax-Exempt
     Class A
     Class B
     Class C
----------------------------------------- ------------------------- ----------------------- -------------------------
Real Estate
     Class A
     Class B
     Class C
     Class I
     Class Y
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31
---------------------------------------------------------------------------------------------------------------------
----------------------------------------- ------------------------- ----------------------- -------------------------
Cash Management
     Class A
     Class B
     Class C
     Class I
     Class Y
----------------------------------------- ------------------------- ----------------------- -------------------------
Core Bond
     Class A
     Class B
     Class C
     Class I
     Class Y
----------------------------------------- ------------------------- ----------------------- -------------------------
Disciplined Equity
     Class A
     Class B
     Class C
     Class I
     Class Y
----------------------------------------- ------------------------- ----------------------- -------------------------
Discovery
     Class A
     Class B
     Class C
     Class Y
----------------------------------------- ------------------------- ----------------------- -------------------------

----------------------------------------- ------------------------- ----------------------- -------------------------
                                                 Net assets           Shares outstanding     Net asset value of one
                                                                                                     share
----------------------------------------- ------------------------- ----------------------- -------------------------
Growth
     Class A
     Class B
     Class C
     Class I
     Class Y
----------------------------------------- ------------------------- ----------------------- -------------------------
Income Opportunities
     Class A
     Class B
     Class C
     Class I
     Class Y
----------------------------------------- ------------------------- ----------------------- -------------------------
Inflation Protected Securities
     Class A
     Class B
     Class C
     Class I
     Class Y
----------------------------------------- ------------------------- ----------------------- -------------------------
Large Cap Equity
     Class A
     Class B
     Class C
     Class I
     Class Y
----------------------------------------- ------------------------- ----------------------- -------------------------
Large Cap Value
     Class A
     Class B
     Class C
     Class I
     Class Y
----------------------------------------- ------------------------- ----------------------- -------------------------
Limited Duration Bond
     Class A
     Class B
     Class C
     Class I
     Class Y
----------------------------------------- ------------------------- ----------------------- -------------------------
New Dimensions
     Class A
     Class B
     Class C
     Class I
     Class Y
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending August 31
---------------------------------------------------------------------------------------------------------------------
----------------------------------------- ------------------------- ----------------------- -------------------------
Diversified Bond
     Class A                                         1,932,496,967             396,460,333                      4.87
     Class B                                           628,262,697             128,868,605                      4.88
     Class C                                            20,877,765               4,277,175                      4.88
     Class I                                                 9,932                   2,037                      4.88
     Class Y                                           203,377,008              41,712,199                      4.88
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending September 30
---------------------------------------------------------------------------------------------------------------------
----------------------------------------- ------------------------- ----------------------- -------------------------
Balanced
     Class A                                         1,077,076,237             116,405,595                      9.25
     Class B                                           112,782,778              12,273,591                      9.19
     Class C                                             2,911,211                 316,788                      9.19
     Class Y                                           181,701,926              19,639,186                      9.25
----------------------------------------- ------------------------- ----------------------- -------------------------
Diversified Equity Income
     Class A                                         2,455,128,497             248,435,750                      9.88
     Class B                                           876,753,088              88,974,448                      9.85
     Class C                                            38,083,847               3,868,662                      9.84
     Class I                                            17,793,479               1,798,472                      9.89
     Class Y                                            66,730,603               6,748,297                      9.89
----------------------------------------- ------------------------- ----------------------- -------------------------

----------------------------------------- ------------------------- ----------------------- -------------------------
                                                 Net assets           Shares outstanding     Net asset value of one
                                                                                                     share
----------------------------------------- ------------------------- ----------------------- -------------------------
Mid Cap Value
     Class A                                           330,631,850              48,565,529                      6.81
     Class B                                           127,763,466              19,061,202                      6.70
     Class C                                             6,512,086                 971,383                      6.70
     Class I                                            20,020,114               2,915,630                      6.87
     Class Y                                               355,295                  51,901                      6.85
----------------------------------------- ------------------------- ----------------------- -------------------------
Stock
     Class A                                         1,595,974,238              88,586,618                     18.02
     Class B                                           145,515,711               8,148,843                     17.86
     Class C                                             3,147,113                 176,940                     17.79
     Class I                                            12,191,913                 676,783                     18.01
     Class Y                                           437,771,200              24,301,388                     18.01
----------------------------------------- ------------------------- ----------------------- -------------------------
Strategic Allocation
     Class A                                           886,278,845             101,576,047                      8.73
     Class B                                            90,417,191              10,439,704                      8.66
     Class C                                             4,134,779                 478,256                      8.65
     Class Y                                             5,395,258                 618,480                      8.72
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31
---------------------------------------------------------------------------------------------------------------------
----------------------------------------- ------------------------- ----------------------- -------------------------
Emerging Markets
     Class A                                           190,500,049              30,359,602                      6.27
     Class B                                            73,255,622              12,316,180                      5.95
     Class C                                             1,211,363                 203,071                      5.97
     Class I                                            12,706,944               1,999,415                      6.36
     Class Y                                            18,013,900               2,838,508                      6.35
----------------------------------------- ------------------------- ----------------------- -------------------------
European Equity
     Class A                                            87,389,098              23,559,683                      3.71
     Class B                                            36,333,900               9,954,837                      3.65
     Class C                                             1,472,996                 403,503                      3.65
     Class I                                                10,646                   2,865                      3.72
     Class Y                                                16,178                   4,358                      3.71
----------------------------------------- ------------------------- ----------------------- -------------------------
Global Balanced
     Class A                                            56,802,615              10,819,137                      5.25
     Class B                                            29,946,507               5,813,358                      5.15
     Class C                                               788,884                 153,660                      5.13
     Class Y                                            12,506,399               2,368,527                      5.28
----------------------------------------- ------------------------- ----------------------- -------------------------
Global Bond
     Class A                                           388,702,892              55,378,028                      7.02
     Class B                                           141,856,065              20,209,576                      7.02
     Class C                                             4,716,721                 674,551                      6.99
     Class I                                            24,020,955               3,414,514                      7.03
     Class Y                                                78,443                  11,149                      7.04
----------------------------------------- ------------------------- ----------------------- -------------------------
Global Equity
     Class A                                           364,487,949              70,705,385                      5.16
     Class B                                           103,737,319              21,300,358                      4.87
     Class C                                               958,277                 197,511                      4.85
     Class Y                                             4,482,992                 862,149                      5.20
----------------------------------------- ------------------------- ----------------------- -------------------------
Global Technology
     Class A                                           146,065,605              79,952,878                      1.83
     Class B                                            59,344,328              36,990,705                      1.60
     Class C                                             3,952,783               2,457,559                      1.61
     Class I                                                10,781                   5,882                      1.83
     Class Y                                               412,777                 225,433                      1.83
----------------------------------------- ------------------------- ----------------------- -------------------------
International Aggressive Growth
     Class A                                           151,029,652              22,062,205                      6.85
     Class B                                            43,847,769               6,551,452                      6.69
     Class C                                             2,733,926                 408,576                      6.69
     Class I                                            21,060,831               3,054,317                      6.90
     Class Y                                               194,904                  28,337                      6.88
----------------------------------------- ------------------------- ----------------------- -------------------------
International Equity
     Class A                                            97,591,124              13,879,271                      7.03
     Class B                                            21,998,053               3,168,563                      6.94
     Class C                                             1,535,888                 221,140                      6.95
     Class I                                            21,597,503               3,057,583                      7.06
     Class Y                                                82,712                  11,738                      7.05
----------------------------------------- ------------------------- ----------------------- -------------------------

----------------------------------------- ------------------------- ----------------------- -------------------------
                                                 Net assets           Shares outstanding     Net asset value of one
                                                                                                     share
----------------------------------------- ------------------------- ----------------------- -------------------------
International Opportunity
     Class A                                           347,164,473              52,723,946                      6.58
     Class B                                            74,433,389              11,592,373                      6.42
     Class C                                             1,792,168                 280,894                      6.38
     Class I                                            21,542,373               3,240,063                      6.65
     Class Y                                            30,660,554               4,629,728                      6.62
----------------------------------------- ------------------------- ----------------------- -------------------------
International Select Value
     Class A                                           626,407,916              81,535,854                      7.68
     Class B                                           219,316,011              29,207,356                      7.51
     Class C                                            11,798,008               1,572,120                      7.50
     Class I                                            22,052,586               2,854,070                      7.73
     Class Y                                               487,420                  63,137                      7.72
----------------------------------------- ------------------------- ----------------------- -------------------------
International Small Cap
     Class A                                            53,310,958               6,744,610                      7.90
     Class B                                            12,742,956               1,637,077                      7.78
     Class C                                               564,033                  72,292                      7.80
     Class I                                            10,684,163               1,345,331                      7.94
     Class Y                                                74,286                   9,371                      7.93
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending November 30
---------------------------------------------------------------------------------------------------------------------
----------------------------------------- ------------------------- ----------------------- -------------------------
Intermediate Tax-Exempt Bond
     Class A                                           125,807,592              23,343,822                      5.39
     Class B                                            22,556,935               4,188,280                      5.39
     Class C                                             9,148,911               1,698,678                      5.39
     Class Y                                                 1,302                     243                      5.36
----------------------------------------- ------------------------- ----------------------- -------------------------
Mid Cap Growth
     Class A                                         1,489,202,349             117,818,422                     12.64
     Class B                                           407,744,077              34,919,110                     11.68
     Class C                                            14,571,251               1,248,024                     11.68
     Class I                                            12,461,840                 973,107                     12.81
     Class Y                                           233,309,493              18,259,470                     12.78
----------------------------------------- ------------------------- ----------------------- -------------------------
Tax-Exempt Bond
     Class A                                           674,338,988             173,415,848                      3.89
     Class B                                            36,040,487               9,267,790                      3.89
     Class C                                             4,656,372               1,197,023                      3.89
     Class Y                                                 1,894                     487                      3.89
----------------------------------------- ------------------------- ----------------------- -------------------------
Tax-Exempt High Income
     Class A                                         3,913,819,641             886,250,598                      4.42
     Class B                                           249,987,882              56,626,191                      4.41
     Class C                                            27,765,310               6,285,479                      4.42
     Class Y                                                 1,992                     451                      4.42
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31
---------------------------------------------------------------------------------------------------------------------
----------------------------------------- ------------------------- ----------------------- -------------------------
Tax-Exempt Money Market                             N/A                      N/A                                1.00
----------------------------------------- ------------------------- ----------------------- -------------------------

For Funds other than Money Market Funds. In determining net assets before shareholder transactions, a fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

    o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

    o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

    o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

    o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

    o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

    o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange.

    o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

    o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

    o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The assets of Funds of Funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by a Fund of Funds are valued as described above.

For Money Market Funds. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund's securities by the Board, at intervals deemed appropriate by it, to determine whether the fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in another unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

Portfolio Holdings Disclosure

The funds' Board and the investment manager believe that the investment ideas of the investment manager and any fund subadviser with respect to management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices relating to disclosure of the fund's portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide holdings information on a selective basis, and the investment manager does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website. Once holdings information is filed with the SEC, it will also be posted on the website (www.riversource.com), and it may be mailed, e-mailed or otherwise transmitted to any person.

In addition, the investment manager makes publicly available, on a monthly basis, information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the fund. This holdings information is generally not released until it is at least 30 days old.

From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI, such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Investor Responsibility Research Center, Inc.), and companies that deliver or support systems that provide analytical or statistical information (including, for example, Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the Fund by ratings and rankings agencies (including, for example, Morningstar, Inc., Thomson Financial and Lipper Inc.), and (3) other entities that provide trading, research or other investment related services. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (e.g., applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal or state securities laws, and may disclose holdings information in response to requests by governmental authorities.

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the funds' Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the funds' shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

Proxy Voting

GENERAL GUIDELINES

The funds uphold a long tradition of sound and principled corporate governance. For approximately 30 years, the Board, which consists of a majority of independent directors, has voted proxies. General guidelines are:

    o Corporate governance matters -- The Board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

    o Changes in capital structure -- The Board votes for amendments to corporate documents that strengthen the financial condition of a business.

    o Stock option plans and other management compensation issues -- The Board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

    o Social and corporate policy issues -- The Board believes that proxy proposals should address the business interests of the corporation. Such proposals typically request that the company disclose or amend certain business practices but lack a compelling economic impact on shareholder value. In general, these matters are primarily the responsibility of management and should be reviewed by the corporation's board of directors, unless they have a substantial impact on the value of a fund's investment.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments, ensuring there are no conflicts between interests of fund shareholders and those of the fund's investment manager.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which a fund votes against the recommendation, the Board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the fund's Board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.

From time to time a proxy proposal is presented that has not been previously considered by the Board or that the investment manager recommends be voted different from the votes cast for similar proposals. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from outside resources, including Glass Lewis & Co., the investment manager makes the recommendation in writing. The process established by the Board to vote proxies requires that either Board members or officers who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal.

Funds of Funds only own shares of other RiverSource Funds and vote proxies of those funds whenever shareholder meetings are held. Funds of Funds will vote for, against or abstain on each proposal that the underlying RiverSource fund sets forth in its proxy soliciting material in the same percentage as the public shareholders of the underlying RiverSource Fund vote the proposal. Funds of Funds do not invest in publicly-held operating companies.

PROXY VOTING RECORD

The proxy voting record is available on a quarterly basis after the end of the quarter for all companies whose shareholders meetings were completed during the quarter. The information can be accessed through the investment manager's website, www.riversource.com. For anyone seeking information on how a fund voted all proxies during a year, the information can be obtained without cost:

        o   On the website accessible through www.riversource.com.

        o   On a website maintained by the SEC, www.sec.gov.

        o By calling the fund's administrator, Board Services Corporation, collect at (612) 330-9283.

Investing in a Fund

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the CDSC and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of a fund.

Shares of a fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C, Class D, Class E, Class I and Class Y there is no initial sales charge so the public offering price is the same as the NAV.

Class A -- Calculation of the Sales Charge

Sales charges are determined as shown in the following table. The table is organized by investment category. You can find your fund's investment category in Table 1.

                         Table 10. Class A Sales Charge

---------------------------- --------------------------------------- ---------------------------------------------
       Fund category           Balanced, Equity, Fund of funds -        Fund of funds - bond, State tax-exempt
                                             equity                      bond, Taxable bond, Tax-exempt bond
---------------------------- --------------------------------------- ---------------------------------------------
                                                      Sales charge* as a percentage of:
---------------------------- ------------------- ------------------- ---------------------- ----------------------
Total market value            Public offering        Net amount      Public offering price   Net amount invested
                                  price**             invested
---------------------------- ------------------- ------------------- ---------------------- ----------------------
Up to $49,000                      5.75%               6.10%                 4.75%                  4.99%
---------------------------- ------------------- ------------------- ---------------------- ----------------------
$50,000-$99,999                    4.75%               4.99%                 4.25%                  4.44%
---------------------------- ------------------- ------------------- ---------------------- ----------------------
$100,000-$249,999                  3.50%               3.63%                 3.50%                  3.63%
---------------------------- ------------------- ------------------- ---------------------- ----------------------
$250,000-$499,999                  2.50%               2.56%                 2.50%                  2.56%
---------------------------- ------------------- ------------------- ---------------------- ----------------------
$500,000-$999,999                  2.00%               2.04%                 2.00%                  2.04%
---------------------------- ------------------- ------------------- ---------------------- ----------------------
$1,000,000 or more***              0.00%               0.00%                 0.00%                  0.00%
---------------------------- ------------------- ------------------- ---------------------- ----------------------

* Because of rounding in the calculation of offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

**Offering price includes the sales charge.

*** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a fee to a financial intermediary making such a sale.

Money market funds do not have a sales charge for Class A shares.

Using the sales charge schedule in the table above, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal period, was determined as shown in the following table. The sales charge is paid to the distributor by the person buying the shares. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                        Table 11. Public Offering Price

------------------------------------------ ---------------------- ----------------------- -----------------------
                                              Net asset value       1.0 minus maximum     Public offering price
                                                                       sales charge
-----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending January 31
-----------------------------------------------------------------------------------------------------------------
------------------------------------------ ---------------------- ----------------------- -----------------------
Portfolio Builder Aggressive                      $10.53                  0.9425                  $11.17
------------------------------------------ ---------------------- ----------------------- -----------------------
Portfolio Builder Conservative                     10.23                  0.9525                  10.74
------------------------------------------ ---------------------- ----------------------- -----------------------
Portfolio Builder Moderate                         10.47                  0.9425                  11.11
------------------------------------------ ---------------------- ----------------------- -----------------------
Portfolio Builder Moderate Aggressive              10.50                  0.9425                  11.14
------------------------------------------ ---------------------- ----------------------- -----------------------
Portfolio Builder Moderate Conservative            10.35                  0.9525                  10.87
------------------------------------------ ---------------------- ----------------------- -----------------------
Portfolio Builder Total Equity                     10.55                  0.9425                  11.19
------------------------------------------ ---------------------- ----------------------- -----------------------
Small Company Index                                8.21                   0.9425                   8.71
------------------------------------------ ---------------------- ----------------------- -----------------------
S&P 500 Index (for Class D)                        4.55              No sales charge               4.55
-----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
-----------------------------------------------------------------------------------------------------------------
------------------------------------------ ---------------------- ----------------------- -----------------------
Equity Value                                       10.12                  0.9425                  10.74
------------------------------------------ ---------------------- ----------------------- -----------------------
Precious Metals                                    8.98                   0.9425                   9.53
------------------------------------------ ---------------------- ----------------------- -----------------------
Small Cap Advantage                                7.07                   0.9425                   7.50
------------------------------------------ ---------------------- ----------------------- -----------------------
Small Cap Growth                                   4.19                   0.9425                   4.45
------------------------------------------ ---------------------- ----------------------- -----------------------
Strategy Aggressive                                11.43                  0.9425                  12.13
-----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
-----------------------------------------------------------------------------------------------------------------
------------------------------------------ ---------------------- ----------------------- -----------------------
Aggressive Growth                                  7.29                   0.9425                   7.73
------------------------------------------ ---------------------- ----------------------- -----------------------
Fundamental Growth                                 5.79                   0.9425                   6.14
------------------------------------------ ---------------------- ----------------------- -----------------------

------------------------------------------ ---------------------- ----------------------- -----------------------
                                              Net asset value       1.0 minus maximum     Public offering price
                                                                       sales charge
-----------------------------------------------------------------------------------------------------------------
Fundamental Value                                  5.45                   0.9425                   5.78
------------------------------------------ ---------------------- ----------------------- -----------------------
High Yield Bond                                    2.86                   0.9525                   3.00
------------------------------------------ ---------------------- ----------------------- -----------------------
Select Value                                       6.65                   0.9425                   7.06
------------------------------------------ ---------------------- ----------------------- -----------------------
Selective                                          8.69                   0.9525                   9.12
------------------------------------------ ---------------------- ----------------------- -----------------------
Short Duration U.S. Government                     4.79                   0.9525                   5.03
------------------------------------------ ---------------------- ----------------------- -----------------------
Small Cap Equity                                   5.81                   0.9425                   6.16
------------------------------------------ ---------------------- ----------------------- -----------------------
Small Cap Value                                    6.62                   0.9425                   7.02
------------------------------------------ ---------------------- ----------------------- -----------------------
U.S. Government Mortgage                           5.12                   0.9525                   5.38
------------------------------------------ ---------------------- ----------------------- -----------------------
Value                                              5.36                   0.9425                   5.69
-----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30
-----------------------------------------------------------------------------------------------------------------
------------------------------------------ ---------------------- ----------------------- -----------------------
California Tax-Exempt
------------------------------------------ ---------------------- ----------------------- -----------------------
Dividend Opportunity
------------------------------------------ ---------------------- ----------------------- -----------------------
Insured Tax-Exempt
------------------------------------------ ---------------------- ----------------------- -----------------------
Massachusetts Tax-Exempt
------------------------------------------ ---------------------- ----------------------- -----------------------
Michigan Tax-Exempt
------------------------------------------ ---------------------- ----------------------- -----------------------
Minnesota Tax-Exempt
------------------------------------------ ---------------------- ----------------------- -----------------------
New York Tax-Exempt
------------------------------------------ ---------------------- ----------------------- -----------------------
Ohio Tax-Exempt
------------------------------------------ ---------------------- ----------------------- -----------------------
Real Estate
-----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31
-----------------------------------------------------------------------------------------------------------------
------------------------------------------ ---------------------- ----------------------- -----------------------
Cash Management
------------------------------------------ ---------------------- ----------------------- -----------------------
Core Bond
------------------------------------------ ---------------------- ----------------------- -----------------------
Discovery
------------------------------------------ ---------------------- ----------------------- -----------------------
Growth
------------------------------------------ ---------------------- ----------------------- -----------------------
Income Opportunities
------------------------------------------ ---------------------- ----------------------- -----------------------
Inflation Protected Securities
------------------------------------------ ---------------------- ----------------------- -----------------------
Large Cap Equity
------------------------------------------ ---------------------- ----------------------- -----------------------
Large Cap Value
------------------------------------------ ---------------------- ----------------------- -----------------------
Limited Duration Bond
------------------------------------------ ---------------------- ----------------------- -----------------------
New Dimensions
------------------------------------------ ---------------------- ----------------------- -----------------------
Disciplined Equity
-----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending August 31
-----------------------------------------------------------------------------------------------------------------
------------------------------------------ ---------------------- ----------------------- -----------------------
Diversified Bond                                   4.87                   0.9525                   5.11
-----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending September 30
-----------------------------------------------------------------------------------------------------------------
------------------------------------------ ---------------------- ----------------------- -----------------------
Balanced                                           9.25                   0.9425                   9.81
------------------------------------------ ---------------------- ----------------------- -----------------------
Diversified Equity Income                          9.88                   0.9425                  10.48
------------------------------------------ ---------------------- ----------------------- -----------------------
Mid Cap Value                                      6.81                   0.9425                   7.23
------------------------------------------ ---------------------- ----------------------- -----------------------
Stock                                              18.02                  0.9425                  19.12
------------------------------------------ ---------------------- ----------------------- -----------------------
Strategic Allocation                               8.73                   0.9425                   9.26
-----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31
-----------------------------------------------------------------------------------------------------------------
------------------------------------------ ---------------------- ----------------------- -----------------------
Emerging Markets                                   6.27                   0.9425                   6.65
------------------------------------------ ---------------------- ----------------------- -----------------------
European Equity                                    3.71                   0.9425                   3.94
------------------------------------------ ---------------------- ----------------------- -----------------------
Global Balanced                                    5.25                   0.9425                   5.57
------------------------------------------ ---------------------- ----------------------- -----------------------
Global Bond                                        7.02                   0.9525                   7.37
------------------------------------------ ---------------------- ----------------------- -----------------------
Global Equity                                      5.16                   0.9425                   5.47
------------------------------------------ ---------------------- ----------------------- -----------------------
Global Technology                                  1.83                   0.9425                   1.94
------------------------------------------ ---------------------- ----------------------- -----------------------
International Aggressive Growth                    6.85                   0.9425                   7.27
------------------------------------------ ---------------------- ----------------------- -----------------------
International Equity                               7.03                   0.9425                   7.46
------------------------------------------ ---------------------- ----------------------- -----------------------
International Opportunity                          6.58                   0.9425                   6.98
------------------------------------------ ---------------------- ----------------------- -----------------------
International Select Value                         7.68                   0.9425                   8.15
------------------------------------------ ---------------------- ----------------------- -----------------------
International Small Cap                            7.90                   0.9425                   8.38
-----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending November 30
-----------------------------------------------------------------------------------------------------------------
------------------------------------------ ---------------------- ----------------------- -----------------------
Intermediate Tax-Exempt Bond                       5.39                   0.9525                   5.66
------------------------------------------ ---------------------- ----------------------- -----------------------
Mid Cap Growth                                     12.64                  0.9425                  13.41
------------------------------------------ ---------------------- ----------------------- -----------------------
Tax-Exempt Bond                                    3.89                   0.9525                   4.08
------------------------------------------ ---------------------- ----------------------- -----------------------
Tax-Exempt High Income                             4.42                   0.9525                   4.64
-----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31
-----------------------------------------------------------------------------------------------------------------
------------------------------------------ ---------------------- ----------------------- -----------------------
Tax-Exempt Money Market                            1.00              No sales charge               1.00
------------------------------------------ ---------------------- ----------------------- -----------------------

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

                     Deferred Sales Chargerred Sales Charge

            ----------------------- ----------------------------------
                                         Number of participants
            ----------------------- ----------------------------------
            Total plan assets           1-99            100 or more
            ----------------------- ---------------- -----------------
            Less than $1 million         4%                  0%
            ----------------------- ---------------- -----------------
            $1 million or more           0%                  0%
            ----------------------- ---------------- -----------------

Class A -- Reducing the Sales Charge

For purposes of reducing the sales charge:

o If multiple trustees are listed on a revocable trust account, the account will be included only in the household group of the grantor-trustee (the person who put the money into the trust).

o If the parents or guardians of a minor child who is the beneficiary of one or more UGMA/UTMA accounts are not members of the same primary household group, the distributor will use its discretion in assigning such accounts to one of the primary household groups. Under most circumstances the distributor will consider the child's primary domicile to be the appropriate household group in which to include the UGMA/UTMA account(s). Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

Class A -- Letter of Intent (LOI)

If you intend to invest $50,000 or more over a period of time, you may be able to reduce the sales charge for investments in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with and accepted in good order by the distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days, but backdating the LOI will shorten the going forward window by the length of the backdating. Your holdings in RiverSource Funds acquired more than 90 days before receipt of your signed LOI in the distributor's corporate office will not be counted towards the LOI commitment amount and cannot be used as the starting point for the LOI. While these purchases cannot be included within an LOI, you may still be able to take advantage of a reduced sales charge on future purchases because the historic purchases may count toward the combined market value for Rights of Accumulation. For example, if you made an investment more than 90 days ago, and that investment's current market value is $75,000, the sales charge you would pay on additional investment is 4.5% until the market value of your accounts is $100,000, at which point your sales charge will be reduced to 3.5%. If you plan to invest another $50,000 over the next 13 month period, you may not rely on a letter of intent to take immediate advantage of the lower 3.5% sales charge, but instead would naturally realize the lower sales charge of 3.5% (under Rights of Accumulation) after you invested $25,000. To take immediate advantage of the 3.5% sales charge level, you would need to sign a $100,000 LOI and then invest another $100,000. Your investments will be charged the sales charge that applies to the amount you have committed to invest under the LOI. Five percent of the commitment amount will be placed in escrow. The LOI will remain in effect for the entire 13 months, even if you reach your commitment amount. At the end of the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by Rights of Accumulation or the total value of the new investment combined with the market value of the existing RiverSource Fund investments as described in the prospectus. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of RiverSource Funds other than Class A; does not include reinvested dividends and directed dividends earned in any RiverSource Funds; purchases in RiverSource Funds held within a wrap product; and purchases of RiverSource Cash Management Fund and RiverSource Tax-Exempt Money Market Fund unless they are subsequently exchanged to Class A shares of an RiverSource Fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform the distributor in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

Class B Shares

Class B shares have a contingent deferred sales charge (CDSC) for six years. For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the eighth year of ownership.

Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o   Qualified employee benefit plans* if the plan:

    o uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has

        o   at least $10 million in plan assets or

        o   500 or more participants; or

    o   does not use daily transfer recordkeeping and has

        o   at least $3 million invested in RiverSource Funds or

        o   500 or more participants.

    A plan that qualifies for investment in Class E or Y may continue to invest in Class E or Y even if it subsequently falls below the required level of assets or participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in RiverSource Funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

Money Market Funds

The minimum purchase amount for directors, officers and employees of the fund or the investment manager and Ameriprise Financial Services, Inc. financial advisors is $1,000 (except payroll deduction plans), with a minimum additional purchase amount of $100 on a monthly systematic purchase plan. The minimum amount for additional purchases in a direct-at-fund account is $25 monthly.

SYSTEMATIC INVESTMENT PROGRAMS

You decide how often to make payments -- monthly, quarterly, or semiannually. Provided your account meets the minimum balance requirement, you are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. A fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another RiverSource fund may be used to automatically purchase shares in the same class of another fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to another fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which Ameriprise Trust Company acts as custodian;

o Between two Ameriprise Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

Each fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

Each fund and RiverSource Service Corporation reserves the right to reject any business, in its sole discretion.

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the applicable prospectus.

During an emergency, the Board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of a fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

Each fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which Ameriprise Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of a fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your financial advisor or investment professional, or write RiverSource Service Corporation, 70100 Ameriprise Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way that can be handled efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. Each fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $100 if the value of your account is $20,000 on the payment date.

Capital Loss Carryover

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as follows. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

Table 12.  Capital Loss Carryover

------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
              Total capital    Amount      Amount        Amount        Amount        Amount       Amount      Amount      Amount
                   loss       expiring    expiring     expiring in   expiring in   expiring in    expiring    expiring    expiring
                carryovers     in 2007     in 2008        2009          2010          2011        in 2012     in 2013     in 2014
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending January 31
------------------------------------------------------------------------------------------------------------------------------------
Portfolio                  0
Builder
Aggressive
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Portfolio                  0
Builder
Conservative
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Portfolio                  0
Builder
Conservative
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Portfolio                  0
Builder
Moderate
Aggressive
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Portfolio                  0
Builder
Moderate
Conservative
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Portfolio                  0
Builder
Total
Equity
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Small                      0
Company
Index
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
S&P 500           49,784,007          0            0     2,387,603     5,744,216     9,288,103   16,618,673  15,745,412           0
Index
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
------------------------------------------------------------------------------------------------------------------------------------
Equity           225,502,046          0            0             0             0   183,326,800   42,175,246           0           0
Value
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Precious          12,026,077          0            0     6,859,490             0             0            0   1,731,355   3,435,232
Metals
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Small Cap                  0
Advantage
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Small Cap         18,477,538          0            0             0             0    18,477,538            0           0           0
Growth
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Strategy       1,414,474,084          0            0   207,116,650   841,156,325   315,348,051   23,741,111  27,111,947           0
Aggressive
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
------------------------------------------------------------------------------------------------------------------------------------
Aggressive           593,899          0            0             0             0             0            0     593,899           0
Growth
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Fundamental          645,527          0            0             0             0             0            0     320,705     324,822
Growth
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Fundamental       10,783,099          0            0             0       180,117     5,185,330    2,015,696   1,996,447   1,405,509
Value
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
High Yield     1,376,361,404          0   80,574,095   226,001,198   517,121,802   552,664,309            0           0           0
Bond
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Select            35,108,088          0            0             0    15,995,507    16,604,151    2,508,430           0           0
Value
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Selective         29,747,019          0            0             0             0    24,224,582            0   5,017,493     504,944
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Short            205,645,039          0   35,174,077   117,356,906             0             0            0  36,267,962  16,846,094
Duration
U.S.
Government
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Small Cap                  0
Equity
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Small Cap                  0
Value
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
U.S.                       0
Government
Mortgage
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Value                      0
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30
------------------------------------------------------------------------------------------------------------------------------------
California
Tax-Exempt
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Dividend
Opportunity
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Insured
Tax-Exempt
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------

------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
              Total capital    Amount      Amount        Amount        Amount        Amount       Amount      Amount      Amount
                   loss       expiring    expiring     expiring in   expiring in   expiring in    expiring    expiring    expiring
                carryovers     in 2007     in 2008        2009          2010          2011        in 2012     in 2013     in 2014
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Massachusetts
Tax-Exempt
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Michigan
Tax-Exempt
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Minnesota
Tax-Exempt
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
New York
Tax-Exempt
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Ohio
Tax-Exempt
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Real Estate
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31
------------------------------------------------------------------------------------------------------------------------------------
Cash
Management
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Core Bond
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Disciplined
Equity
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Discovery
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Growth
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Income
Opportunities
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Inflation
Protected
Securities
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Large Cap
Equity
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Large Cap
Value
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Limited
Duration
Bond
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
New
Dimensions
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending August 31
------------------------------------------------------------------------------------------------------------------------------------
Diversified      134,156,528          0            0   100,641,177    26,118,914             0            0   7,396,437           0
Bond
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending September 30
------------------------------------------------------------------------------------------------------------------------------------
Balanced         903,118,305          0            0    15,302,375   494,252,075   368,676,980   24,886,875           0           0
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Diversified       77,193,402          0            0             0             0    77,193,402            0           0           0
Equity
Income
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Mid Cap                    0
Value
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Stock            256,397,902          0            0             0             0   256,397,902            0           0           0
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Strategic        235,368,884          0            0       212,572   132,591,360   102,564,952            0           0           0
Allocation
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31
------------------------------------------------------------------------------------------------------------------------------------
Emerging          75,392,313          0            0    75,392,313             0             0            0           0           0
Markets
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
European         103,905,954          0            0    82,370,221    16,514,518     5,021,215            0           0           0
Equity
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Global            43,431,051          0            0    30,518,697    10,684,989     2,227,365            0           0           0
Balanced
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Global            11,113,313          0            0             0    11,113,313             0            0           0           0
Bond
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Global           631,430,152          0            0   457,285,316   143,634,885    30,509,951            0           0           0
Equity
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Global           407,294,569          0            0   325,995,342    81,299,277             0            0           0           0
Technology
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
International              0
Aggressive
Growth
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
International              0
Equity
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
International    476,235,045          0            0   378,740,075    59,231,998    38,262,972            0           0           0
Opportunity
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
International              0
Select Value
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
International              0
Small Cap
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------

------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
              Total capital    Amount      Amount        Amount        Amount        Amount       Amount      Amount      Amount
                   loss       expiring    expiring     expiring in   expiring in   expiring in    expiring    expiring    expiring
                carryovers     in 2007     in 2008        2009          2010          2011        in 2012     in 2013     in 2014
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending November 30
------------------------------------------------------------------------------------------------------------------------------------
Intermediate               0
Tax-Exempt
Bond
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Mid Cap          221,285,665          0            0   111,582,809    92,560,758             0   17,142,098           0           0
Growth
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Tax-Exempt                 0
Bond
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
Tax-Exempt         3,778,031  3,757,482       20,549             0             0             0            0           0           0
High Income
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt            18,498          0          167             0        18,331             0            0           0           0
Money
Market
------------- --------------- ---------- ------------ ------------- ------------- ------------- ------------ ----------- -----------

It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

Taxes

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

For example

You purchase 100 shares of an Equity Fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $157.50 gain ($1,100.00 - $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

The following paragraphs provide information based on a fund's investment category. You can find your fund's investment category in Table 1.

For State Tax-Exempt Bond and Tax-Exempt Bond Funds, all distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.

For Balanced, Equity, Fund of Funds, Taxable Money Market and Taxable Bond Funds, if you have a nonqualified investment in a fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a fund's dividend that is attributable to dividends the fund received from domestic (U.S.) securities. For the most recent fiscal period, net investment income dividends qualified for the corporate deduction as shown in the following table.

Under provisions of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the Act), the maximum tax paid on dividends by individuals is reduced to 15% (5% for taxpayers in the 10% and 15% brackets) for tax years 2003 through 2008. The Act also reduces the maximum capital gain rate for securities sold on or after May 6, 2003 through 2008 from 20% to 15% (5% for taxpayers in the 10% and 15% brackets).

The Act provides that only certain qualified dividend income (QDI) will be subject to the 15% and 5% tax rates. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement (except Barbados). Excluded are passive foreign investment companies (PFICs), foreign investment companies and foreign personal holding companies. Holding periods for shares must also be met to be eligible for QDI treatment (60 days for common stock and 90 days for preferreds). The QDI for individuals for the most recent fiscal period is shown in the table below. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

           Table 13. Corporate Deduction and Qualified Dividend Income

------------------------------------------ ------------------------------------- -------------------------------------
                                           Percent of dividends qualifying for      Qualified dividend income for
                                                   corporate deduction                       individuals
----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending January 31
----------------------------------------------------------------------------------------------------------------------
------------------------------------------ ------------------------------------- -------------------------------------
Portfolio Builder Aggressive                              16.99%                                29.31%
------------------------------------------ ------------------------------------- -------------------------------------
Portfolio Builder Conservative                             5.46                                  9.73
------------------------------------------ ------------------------------------- -------------------------------------
Portfolio Builder Conservative                            10.03                                 17.52
------------------------------------------ ------------------------------------- -------------------------------------
Portfolio Builder Moderate Aggressive                     13.43                                 23.64
------------------------------------------ ------------------------------------- -------------------------------------
Portfolio Builder Moderate Conservative                    7.66                                 13.39
------------------------------------------ ------------------------------------- -------------------------------------
Portfolio Builder Total Equity                            20.84                                 36.74
------------------------------------------ ------------------------------------- -------------------------------------
Small Company Index                                         0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
S&P 500 Index                                            100.00                                100.00
----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
----------------------------------------------------------------------------------------------------------------------
------------------------------------------ ------------------------------------- -------------------------------------
Equity Value                                             100.00                                100.00
------------------------------------------ ------------------------------------- -------------------------------------
Precious Metals                                            0.50                                  3.00
------------------------------------------ ------------------------------------- -------------------------------------
Small Cap Advantage                                         0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
Small Cap Growth                                            0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
Strategy Aggressive                                         0                                     0
----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
----------------------------------------------------------------------------------------------------------------------
------------------------------------------ ------------------------------------- -------------------------------------
Aggressive Growth                                          3.17                                  3.23
------------------------------------------ ------------------------------------- -------------------------------------
Fundamental Growth                                        19.07                                 19.00
------------------------------------------ ------------------------------------- -------------------------------------
Fundamental Value                                        100.00                                100.00
------------------------------------------ ------------------------------------- -------------------------------------
High Yield Bond                                            0.99                                  0.99
------------------------------------------ ------------------------------------- -------------------------------------
Select Value                                             100.00                                100.00
------------------------------------------ ------------------------------------- -------------------------------------
Selective                                                   0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
Short Duration U.S. Government                              0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
Small Cap Equity                                           6.07                                  6.31
------------------------------------------ ------------------------------------- -------------------------------------
Small Cap Value                                           33.67                                 43.71
------------------------------------------ ------------------------------------- -------------------------------------
U.S. Government Mortgage                                    0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
Value                                                    100.00                                100.00
----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30
----------------------------------------------------------------------------------------------------------------------
------------------------------------------ ------------------------------------- -------------------------------------
California Tax-Exempt
------------------------------------------ ------------------------------------- -------------------------------------

------------------------------------------ ------------------------------------- -------------------------------------
                                           Percent of dividends qualifying for      Qualified dividend income for
                                                   corporate deduction                       individuals
----------------------------------------------------------------------------------------------------------------------
Dividend Opportunity
------------------------------------------ ------------------------------------- -------------------------------------
Insured Tax-Exempt
------------------------------------------ ------------------------------------- -------------------------------------
Massachusetts Tax-Exempt
------------------------------------------ ------------------------------------- -------------------------------------
Michigan Tax-Exempt
------------------------------------------ ------------------------------------- -------------------------------------
Minnesota Tax-Exempt
------------------------------------------ ------------------------------------- -------------------------------------
New York Tax-Exempt
------------------------------------------ ------------------------------------- -------------------------------------
Ohio Tax-Exempt
------------------------------------------ ------------------------------------- -------------------------------------
Real Estate
----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31
----------------------------------------------------------------------------------------------------------------------
------------------------------------------ ------------------------------------- -------------------------------------
Cash Management
------------------------------------------ ------------------------------------- -------------------------------------
Core Bond
------------------------------------------ ------------------------------------- -------------------------------------
Disciplined Equity
------------------------------------------ ------------------------------------- -------------------------------------
Discovery
------------------------------------------ ------------------------------------- -------------------------------------
Growth
------------------------------------------ ------------------------------------- -------------------------------------
Income Opportunities
------------------------------------------ ------------------------------------- -------------------------------------
Inflation Protected Securities
------------------------------------------ ------------------------------------- -------------------------------------
Large Cap Equity
------------------------------------------ ------------------------------------- -------------------------------------
Large Cap Value
------------------------------------------ ------------------------------------- -------------------------------------
Limited Duration Bond
------------------------------------------ ------------------------------------- -------------------------------------
New Dimensions
----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending August 31
----------------------------------------------------------------------------------------------------------------------
------------------------------------------ ------------------------------------- -------------------------------------
Diversified Bond                                           0.10                                  0.10
----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending September 30
----------------------------------------------------------------------------------------------------------------------
------------------------------------------ ------------------------------------- -------------------------------------
Balanced                                                  66.44                                 71.15
------------------------------------------ ------------------------------------- -------------------------------------
Diversified Equity Income                                100.00                                100.00
------------------------------------------ ------------------------------------- -------------------------------------
Mid Cap Value                                            100.00                                100.00
------------------------------------------ ------------------------------------- -------------------------------------
Stock                                                    100.00                                100.00
------------------------------------------ ------------------------------------- -------------------------------------
Strategic Allocation                                      92.68                                 93.36
----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31
----------------------------------------------------------------------------------------------------------------------
------------------------------------------ ------------------------------------- -------------------------------------
Emerging Markets                                            0                                   10.85
------------------------------------------ ------------------------------------- -------------------------------------
European Equity                                             0                                   67.45
------------------------------------------ ------------------------------------- -------------------------------------
Global Balanced                                           15.07                                 37.57
------------------------------------------ ------------------------------------- -------------------------------------
Global Bond                                                 0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
Global Equity                                            100.00                                100.00
------------------------------------------ ------------------------------------- -------------------------------------
Global Technology                                           0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
International Aggressive Growth                            1.48                                100.00
------------------------------------------ ------------------------------------- -------------------------------------
International Equity                                        0                                   39.28
------------------------------------------ ------------------------------------- -------------------------------------
International Opportunity                                   0                                  100.00
------------------------------------------ ------------------------------------- -------------------------------------
International Select Value                                  0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
International Small Cap                                     0                                   17.89
----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending November 30
----------------------------------------------------------------------------------------------------------------------
------------------------------------------ ------------------------------------- -------------------------------------
Intermediate Tax-Exempt Bond                                0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
Mid Cap Growth                                              0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
Tax-Exempt Bond                                             0                                     0
------------------------------------------ ------------------------------------- -------------------------------------
Tax-Exempt High Income                                      0                                     0
----------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31
----------------------------------------------------------------------------------------------------------------------
------------------------------------------ ------------------------------------- -------------------------------------
Tax-Exempt Money Market                                     0                                     0
------------------------------------------ ------------------------------------- -------------------------------------


A fund may be subject to U.S. taxes resulting from holdings in a PFIC. To avoid taxation, a fund may make an election to mark to market. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by a fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by a fund and to investments in REITs.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time a fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

The Internal Revenue Code imposes two asset diversification rules that apply to each fund as of the close of each quarter. First, as to 50% of its holdings, the fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, a fund cannot have more than 25% of its assets in any one issuer.

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the fund as of the later of (1) the date the share became ex-dividend or (2) the date the fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the fund, this rule may cause a fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the fund will take a loss at the time that a determination is made that the dividend will not be received. Distributions, if any, that are in excess of a fund's current or accumulated earnings and profits will first reduce a shareholder's tax basis in the fund and, after the basis is reduced to zero, will generally result in capital gains to a shareholder.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the Board, provides investment management services.

For its services, the investment manager is paid a fee based on the following schedule. Each class of a fund pays its proportionate share of the fee.

         Table 14. Investment Management Services Agreement Fee Schedule

-------------------------------------- ------------------------ ---------------------- ---------------------------
                                          Assets (billions)      Annual rate at each   Daily rate on last day of
                                                                     asset level       most recent fiscal period
-------------------------------------- ------------------------ ---------------------- ---------------------------
Aggressive Growth                            First $0.50                0.890                    0.890
                                              Next 0.50                 0.865
                                              Next 1.0                  0.840
                                              Next 1.0                  0.815
                                              Next 3.0                  0.790
                                              Over 6.0                  0.765
-------------------------------------- ------------------------ ---------------------- ---------------------------
Balanced                                     First $1.0                 0.530                    0.523
                                              Next 1.0                  0.505
                                              Next 1.0                  0.480
                                              Next 3.0                  0.455
                                              Over 6.0                  0.430
-------------------------------------- ------------------------ ---------------------- ---------------------------
California Tax-Exempt                        First $0.25                0.470
Massachusetts Tax-Exempt                      Next 0.25                 0.445
Michigan Tax-Exempt                           Next 0.25                 0.420
Minnesota Tax-Exempt                          Next 0.25                 0.405
New York Tax-Exempt                           Over 1.0                  0.380
Ohio Tax-Exempt
-------------------------------------- ------------------------ ---------------------- ---------------------------
Cash Management                              First $1.0                 0.360          Cash -  ____
Tax-Exempt Money Market                       Next 0.5                  0.343          Tax-Exempt - 0.360
                                              Next 0.5                  0.325
                                              Next 0.5                  0.308
                                              Next 1.0                  0.290
                                              Next 3.0                  0.270
                                              Over 6.5                  0.250
-------------------------------------- ------------------------ ---------------------- ---------------------------
Core Bond                                    First $1.0                 0.540          Core Bond -  ____
Limited Duration Bond                         Next 1.0                  0.515          Limited Duration - ____
                                              Next 1.0                  0.490
                                              Next 3.0                  0.465
                                              Next 3.0                  0.440
                                              Over 9.0                  0.415
-------------------------------------- ------------------------ ---------------------- ---------------------------
Disciplined Equity                           First $1.0                 0.600          Disciplined Equity - ____
Growth                                        Next 1.0                  0.575          Growth - ____
Large Cap Equity                              Next 1.0                  0.550          Large Cap Equity - ____
Large Cap Value                               Next 3.0                  0.525          Large Cap Value - ____
Mid Cap Growth                                Next 6.0                  0.500          Mid Cap Growth- 0.585
New Dimensions                                Next 12.0                 0.490          New Dimensions - ____
                                              Over 24.0                 0.480
-------------------------------------- ------------------------ ---------------------- ---------------------------
Discovery                                    First $0.25                0.640
                                              Next 0.25                 0.615
                                              Next 0.25                 0.590
                                              Next 0.25                 0.565
                                              Next 1.0                  0.540
                                              Over 2.0                  0.515
-------------------------------------- ------------------------ ---------------------- ---------------------------
Diversified Bond                             First $1.0                 0.520          Diversified Bond - 0.497
Selective                                     Next 1.0                  0.495          Selective - 0.520
                                              Next 1.0                  0.470
                                              Next 3.0                  0.445
                                              Next 3.0                  0.420
                                              Over 9.0                  0.395
-------------------------------------- ------------------------ ---------------------- ---------------------------
Diversified Equity Income                    First $0.50                0.530          Diversified Equity Income
                                                                                       - 0.640
-------------------------------------- ------------------------ ---------------------- ---------------------------

-------------------------------------- ------------------------ ---------------------- ---------------------------
                                          Assets (billions)      Annual rate at each   Daily rate on last day of
                                                                     asset level       most recent fiscal period
-------------------------------------- ------------------------ ---------------------- ---------------------------
Equity Value                                  Next 0.50                 0.505          Equity Value - 0.513
Stock                                         Next 1.0                  0.480          Stock - 0.495
Strategic Allocation                          Next 1.0                  0.455          Strategic Allocation - 0.518
                                              Next 3.0                  0.430
                                              Over 6.0                  0.400
-------------------------------------- ------------------------ ---------------------- ---------------------------
Dividend Opportunity                         First $0.50                0.610
                                              Next 0.50                 0.585
                                              Next 1.0                  0.560
                                              Next 1.0                  0.535
                                              Next 3.0                  0.510
                                              Over 6.0                  0.485
-------------------------------------- ------------------------ ---------------------- ---------------------------
Emerging Markets                             First $0.25                1.100                    1.097
                                              Next 0.25                 1.080
                                              Next 0.25                 1.060
                                              Next 0.25                 1.040
                                              Next 1.0                  1.020
                                              Over 2.0                  1.000
-------------------------------------- ------------------------ ---------------------- ---------------------------
European Equity                              First $0.25                0.800          European Equity - 0.800
Global Equity                                 Next 0.25                 0.775          Global Equity - 0.788
International Opportunity                     Next 0.25                 0.750          International Opportunity
                                                                                       - 0.788
Precious Metals                               Next 0.25                 0.725
                                                                                       Precious Metals - 0.800
                                              Next 1.0                  0.700
                                              Over 2.0                  0.675
-------------------------------------- ------------------------ ---------------------- ---------------------------
Fundamental Growth                           First $1.0                 0.780                    0.780
                                              Next 1.0                  0.755
                                              Next 1.0                  0.730
                                              Next 3.0                  0.705
                                              Over 6.0                  0.680
-------------------------------------- ------------------------ ---------------------- ---------------------------
Fundamental Value                            First $0.50                0.730          Fundamental Value - 0.718
Value                                         Next 0.50                 0.705          Value - 0.730
                                              Next 1.0                  0.680
                                              Next 1.0                  0.655
                                              Next 3.0                  0.630
                                              Over 6.0                  0.600
-------------------------------------- ------------------------ ---------------------- ---------------------------
Global Balanced                              First $0.25                0.790                    0.790
                                              Next 0.25                 0.765
                                              Next 0.25                 0.740
                                              Next 0.25                 0.715
                                              Next 1.0                  0.690
                                              Over 2.0                  0.665
-------------------------------------- ------------------------ ---------------------- ---------------------------
Global Bond                                  First $0.25                0.770                    0.754
                                              Next 0.25                 0.745
                                              Next 0.25                 0.720
                                              Next 0.25                 0.695
                                              Over 1.0                  0.670
-------------------------------------- ------------------------ ---------------------- ---------------------------
Global Technology                            First $0.25                0.720                    0.720
                                              Next 0.25                 0.695
                                              Next 0.25                 0.670
                                              Next 0.25                 0.645
                                              Next 1.0                  0.620
                                              Over 2.0                  0.595
-------------------------------------- ------------------------ ---------------------- ---------------------------
High Yield Bond                              First $1.0                 0.590                    0.568
                                              Next 1.0                  0.565
                                              Next 1.0                  0.540
                                              Next 3.0                  0.515
                                              Next 3.0                  0.490
                                              Over 9.0                  0.465
-------------------------------------- ------------------------ ---------------------- ---------------------------
Income Opportunities                         First $1.0                 0.610
                                              Next 1.0                  0.585
                                              Next 1.0                  0.560
                                              Next 3.0                  0.535
                                              Next 3.0                  0.510
                                              Over 9.0                  0.485
-------------------------------------- ------------------------ ---------------------- ---------------------------

-------------------------------------- ------------------------ ---------------------- ---------------------------
                                          Assets (billions)      Annual rate at each   Daily rate on last day of
                                                                     asset level       most recent fiscal period
-------------------------------------- ------------------------ ---------------------- ---------------------------
Inflation Protected Securities               First $1.0                 0.440
                                              Next 1.0                  0.415
                                              Next 1.0                  0.390
                                              Next 3.0                  0.365
                                              Next 3.0                  0.340
                                              Over 9.0                  0.315
-------------------------------------- ------------------------ ---------------------- ---------------------------
Insured Tax-Exempt                           First $1.0                 0.450          Insured Tax-Exempt - ____
Intermediate Tax-Exempt                       Next 1.0                  0.425          Intermediate Tax-Exempt -
                                                                                       0.450
Tax-Exempt Bond                               Next 1.0                  0.400
                                                                                       Tax-Exempt Bond - 0.450
                                              Next 3.0                  0.375
                                              Over 6.0                  0.350
-------------------------------------- ------------------------ ---------------------- ---------------------------
International Aggressive Growth              First $0.25                1.000                    1.000
                                              Next 0.25                 0.975
                                              Next 0.25                 0.950
                                              Next 0.25                 0.925
                                              Next 1.0                  0.900
                                              Over 2.0                  0.875
-------------------------------------- ------------------------ ---------------------- ---------------------------
International Equity                         First $0.25                0.970                    0.970
                                              Next 0.25                 0.945
                                              Next 0.25                 0.920
                                              Next 0.25                 0.895
                                              Next 1.0                  0.870
                                              Over 2.0                  0.845
-------------------------------------- ------------------------ ---------------------- ---------------------------
International Select Value                   First $0.25                0.900                    0.900
                                              Next 0.25                 0.875
                                              Next 0.25                 0.850
                                              Next 0.25                 0.825
                                              Next 1.0                  0.800
                                              Over 2.0                  0.775
-------------------------------------- ------------------------ ---------------------- ---------------------------
International Small Cap                      First $0.25                1.120                    1.120
                                              Next 0.25                 1.095
                                              Next 0.25                 1.070
                                              Next 0.25                 1.045
                                              Next 1.0                  1.020
                                              Over 2.0                  0.995
-------------------------------------- ------------------------ ---------------------- ---------------------------
Mid Cap Value                                First $1.0                 0.700                    0.700
                                              Next 1.0                  0.675
                                              Next 1.0                  0.650
                                              Next 3.0                  0.625
                                              Next 6.0                  0.600
                                              Next 12.0                 0.590
                                              Over 24.0                 0.580
-------------------------------------- ------------------------ ---------------------- ---------------------------
Portfolio Builder Aggressive                     All                    0.080                    0.080
Portfolio Builder Conservative
Portfolio Builder Moderate
Portfolio Builder Moderate Aggressive
Portfolio Builder Moderate
Conservative
Portfolio Builder Total Equity
-------------------------------------- ------------------------ ---------------------- ---------------------------
Real Estate                                  First $1.0                 0.840
                                              Next 1.0                  0.815
                                              Next 1.0                  0.790
                                              Next 3.0                  0.765
                                              Next 6.0                  0.740
                                              Next 12.0                 0.739
                                              Over 24.0                 0.720
-------------------------------------- ------------------------ ---------------------- ---------------------------
S&P 500 Index                                First $1.0                 0.240                    0.240
                                              Next 1.0                  0.230
                                              Next 3.0                  0.220
                                              Over 6.0                  0.210
-------------------------------------- ------------------------ ---------------------- ---------------------------
Select Value                                 First $0.50                0.780                    0.772
                                              Next 0.50                 0.755
                                              Next 1.0                  0.730
                                              Next 1.0                  0.705
                                              Next 3.0                  0.680
                                              Over 6.0                  0.650
-------------------------------------- ------------------------ ---------------------- ---------------------------

-------------------------------------- ------------------------ ---------------------- ---------------------------
                                          Assets (billions)      Annual rate at each   Daily rate on last day of
                                                                     asset level       most recent fiscal period
-------------------------------------- ------------------------ ---------------------- ---------------------------
Short Duration U.S. Government               First $1.0                 0.050                    0.510
                                              Next 1.0                  0.045
                                              Next 1.0                  0.040
                                              Next 3.0                  0.035
                                              Next 3.0                  0.030
                                              Over 9.0                  0.025
-------------------------------------- ------------------------ ---------------------- ---------------------------
Small Cap Advantage                          First $0.25                0.740                    0.708
                                              Next 0.25                 0.715
                                              Next 0.25                 0.690
                                              Next 0.25                 0.665
                                              Next 1.0                  0.640
                                              Over 2.0                  0.615
-------------------------------------- ------------------------ ---------------------- ---------------------------
Small Cap Equity                             First $0.25                0.970          Small Cap Equity - 0.970
Small Cap Value                               Next 0.25                 0.945          Small Cap Value - 0.926
                                              Next 0.25                 0.920
                                              Next 0.25                 0.895
                                              Over 1.0                  0.870
-------------------------------------- ------------------------ ---------------------- ---------------------------
Small Cap Growth                             First $0.25                0.920                    0.920
                                              Next 0.25                 0.895
                                              Next 0.25                 0.870
                                              Next 0.25                 0.845
                                              Next 1.0                  0.820
                                              Over 2.0                  0.795
-------------------------------------- ------------------------ ---------------------- ---------------------------
Small Company Index                          First $0.25                0.380                    0.359
                                              Next 0.25                 0.370
                                              Next 0.25                 0.360
                                              Next 0.25                 0.350
                                              Over 1.0                  0.340
-------------------------------------- ------------------------ ---------------------- ---------------------------
Strategy Aggressive                          First $1.0                 0.600                    0.600
                                              Next 1.0                  0.575
                                              Next 1.0                  0.550
                                              Next 3.0                  0.525
                                              Over 6.0                  0.500
-------------------------------------- ------------------------ ---------------------- ---------------------------
Tax-Exempt High Income                       First $1.0                 0.490                    0.451
                                              Next 1.0                  0.465
                                              Next 1.0                  0.440
                                              Next 3.0                  0.415
                                              Next 3.0                  0.390
                                              Over 9.0                  0.360
-------------------------------------- ------------------------ ---------------------- ---------------------------
U.S. Government Mortgage                     First $1.0                 0.520                    0.520
                                              Next 1.0                  0.495
                                              Next 1.0                  0.470
                                              Next 3.0                  0.445
                                              Next 3.0                  0.420
                                              Over 9.0                  0.395
-------------------------------------- ------------------------ ---------------------- ---------------------------

The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

For Equity and Balanced Funds, before the fee based on the asset charge is paid, it is adjusted for the fund's investment performance relative to a Lipper Index (Index) as shown in the table below. If the Index ceases to be published for a period of more than 90 days, changes in any material respect, or otherwise becomes impracticable to use for purposes of the adjustment, no adjustment will be made until the Board approves a substitute index. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                            Table 15. Lipper Indexes

--------------------------------------- ---------------------------------------- ---------------------------------
                 Fund                                Lipper Index                   Fee Increase or (Decrease)
------------------------------------------------------------------------------------------------------------------
Fiscal year ending March 31
------------------------------------------------------------------------------------------------------------------
--------------------------------------- ---------------------------------------- ---------------------------------
Equity Value                            Lipper Large Cap Value Funds                                      817,917
--------------------------------------- ---------------------------------------- ---------------------------------
Precious Metals                         Lipper Gold Funds                                                 (27,758)
--------------------------------------- ---------------------------------------- ---------------------------------
Small Cap Advantage                     Lipper Small Cap Core Funds                                        89,147
--------------------------------------- ---------------------------------------- ---------------------------------
Small Cap Growth                        Lipper Small Cap Growth Funds                                    (249,698)
--------------------------------------- ---------------------------------------- ---------------------------------
Strategy Aggressive                     Lipper Mid Cap Growth Funds                                      (854,620)
------------------------------------------------------------------------------------------------------------------
Fiscal year ending May 31
------------------------------------------------------------------------------------------------------------------
--------------------------------------- ---------------------------------------- ---------------------------------
Aggressive Growth                       Lipper Large Cap Growth Funds                                       1,158
--------------------------------------- ---------------------------------------- ---------------------------------
Fundamental Growth                      Lipper Large Cap Growth Funds                                     (31,784)
--------------------------------------- ---------------------------------------- ---------------------------------
Fundamental Value                       Lipper Large Cap Value Funds                                       39,947
--------------------------------------- ---------------------------------------- ---------------------------------
Select Value                            Lipper Multi-Cap Value Funds                                     (211,710)
--------------------------------------- ---------------------------------------- ---------------------------------
Small Cap Equity                        Lipper Small Cap Core Funds                                        (4,445)
--------------------------------------- ---------------------------------------- ---------------------------------
Small Cap Value                         Lipper Small Cap Value Funds                                     (576,478)
--------------------------------------- ---------------------------------------- ---------------------------------
Value                                   Lipper Large Cap Value Funds                                      (69,520)
------------------------------------------------------------------------------------------------------------------
Fiscal year ending June 30
------------------------------------------------------------------------------------------------------------------
--------------------------------------- ---------------------------------------- ---------------------------------
Dividend Opportunity                    Lipper Equity Income Funds
--------------------------------------- ---------------------------------------- ---------------------------------
Real Estate                             Lipper Real Estate Funds
------------------------------------------------------------------------------------------------------------------
Fiscal year ending July 31
------------------------------------------------------------------------------------------------------------------
--------------------------------------- ---------------------------------------- ---------------------------------
Disciplined Equity                      Lipper Large Cap Core Funds
--------------------------------------- ---------------------------------------- ---------------------------------
Discovery                               Lipper Small Cap Core Funds
--------------------------------------- ---------------------------------------- ---------------------------------
Growth                                  Lipper Large Cap Growth Funds
--------------------------------------- ---------------------------------------- ---------------------------------
Large Cap Equity                        Lipper Large Cap Core Funds
--------------------------------------- ---------------------------------------- ---------------------------------
Large Cap Value                         Lipper Large Cap Value Funds
--------------------------------------- ---------------------------------------- ---------------------------------
New Dimensions                          Lipper Large Cap Growth Funds
------------------------------------------------------------------------------------------------------------------
Fiscal year ending September 30
------------------------------------------------------------------------------------------------------------------
--------------------------------------- ---------------------------------------- ---------------------------------
Balanced                                Lipper Balanced Funds                                            (139,930)
--------------------------------------- ---------------------------------------- ---------------------------------
Diversified Equity Income               Lipper Equity Income Funds                                      2,773,419
--------------------------------------- ---------------------------------------- ---------------------------------
Mid Cap Value                           Lipper Mid Cap Value Funds                                        227,086
--------------------------------------- ---------------------------------------- ---------------------------------
Stock                                   Lipper Large Cap Core Funds                                      (642,172)
--------------------------------------- ---------------------------------------- ---------------------------------
Strategic Allocation                    Lipper Flexible Portfolio Funds                                  (311,872)
------------------------------------------------------------------------------------------------------------------
Fiscal year ending October 31
------------------------------------------------------------------------------------------------------------------
--------------------------------------- ---------------------------------------- ---------------------------------
Emerging Markets                        Lipper Emerging Markets Funds                                    (232,104)
--------------------------------------- ---------------------------------------- ---------------------------------
European Equity                         Lipper European Funds                                            (157,194)
--------------------------------------- ---------------------------------------- ---------------------------------
Global Balanced                         Lipper Global Flexible Funds                                      (66,573)
--------------------------------------- ---------------------------------------- ---------------------------------
Global Equity                           Lipper Global Funds                                              (570,426)
--------------------------------------- ---------------------------------------- ---------------------------------
Global Technology                       Lipper Science and Technology Funds                               234,130
--------------------------------------- ---------------------------------------- ---------------------------------
International Aggressive Growth         Lipper International Multi-Cap Growth                              39,785
                                        Funds
--------------------------------------- ---------------------------------------- ---------------------------------
International Equity                    Lipper International Funds                                        (48,163)
--------------------------------------- ---------------------------------------- ---------------------------------
International Opportunity               Lipper International Large Cap Core                              (452,904)
                                        Funds
--------------------------------------- ---------------------------------------- ---------------------------------
International Select Value              Lipper International Multi-Cap Value                              218,467
                                        Funds
--------------------------------------- ---------------------------------------- ---------------------------------
International Small Cap                 Lipper International Small Cap Funds                              (35,481)
------------------------------------------------------------------------------------------------------------------
Fiscal year ending November 30
------------------------------------------------------------------------------------------------------------------
--------------------------------------- ---------------------------------------- ---------------------------------
Mid Cap Growth                          Lipper Mid Cap Growth Funds                                    (2,001,794)
--------------------------------------- ---------------------------------------- ---------------------------------

* The first adjustment will be made six months after the first public sales of the fund. The comparison period will increase by one month each month until it reaches 12 months.

The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the performance of one Class A share of the fund and the change in the Index. The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table. The table is organized by fund category. You can find your fund's category in Table 1.

                          Table 16. Performance Incentive Adjustment Calculation

  -------------------------------------------------- --------------------------------------------------------
                  Equity Funds                                           Balanced Funds
  -------------- ----------------------------------- ----------------- --------------------------------------
  Performance    Adjustment Rate                     Performance       Adjustment Rate
  Difference                                         Difference
  -------------- ----------------------------------- ----------------- --------------------------------------
  0.00%-0.50%    0                                   0.00%-0.50%       0
  -------------- ----------------------------------- ----------------- --------------------------------------
  0.50%-1.00%    6 basis points times the            0.50%-1.00%       6 basis points times the performance
                 performance difference over 0.50%                     difference over 0.50% (maximum of 3
                 (maximum of 3 basis points if a                       basis points if a 1% performance
                 1% performance difference)                            difference)
  -------------- ----------------------------------- ----------------- --------------------------------------
  1.00%-2.00%    3 basis points, plus 3 basis        1.00%-2.00%       3 basis points, plus 3 basis points
                 points times the performance                          times the performance difference
                 difference over 1.00% (maximum 6                      over 1.00% (maximum 6 basis points
                 basis points if a 2% performance                      if a 2% performance difference)
                 difference)
  -------------- ----------------------------------- ----------------- --------------------------------------
  2.00%-4.00%    6 basis points, plus 2 basis        2.00%-3.00%       6 basis points, plus 2 basis points
                 points times the performance                          times the performance difference
                 difference over 2.00% (maximum 10                     over 2.00% (maximum 8 basis points
                 basis points if a 4% performance                      if a 3% performance difference)
                 difference)
  -------------- ----------------------------------- ----------------- --------------------------------------
  4.00%-6.00%    10 basis points, plus 1 basis       3.00% or more     8 basis points
                 point times the performance
                 difference over 4.00% (maximum 12
                 basis points if a 6% performance
                 difference)
  -------------- ----------------------------------- ----------------- --------------------------------------
  6.00% or more  12 basis points
  -------------- ----------------------------------- ----------------- --------------------------------------


For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund's Class A performance exceeds that of the Index, the fee paid to the investment manager will increase. Where the performance of the Index exceeds the performance of the fund's Class A shares, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

The management fee is paid monthly. Under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of Board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by a fund, approved by the Board.

The table below shows the total management fees paid by each fund for the last three fiscal periods as well as nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by the investment manager and its affiliates. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                              Table 17. Management Fees and Nonadvisory Expenses

---------------------------------------- -------------------------------------- --------------------------------
                                                      Management Fees                  Nonadvisory expenses
---------------------------------------- -------------------------------------- --------------------------------
                                             2005         2004         2003        2005       2004       2003
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending January 31
----------------------------------------------------------------------------------------------------------------
Portfolio Builder Aggressive                 $55,141           $0           $0     $34,746         $0         $0
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Portfolio Builder Conservative                23,875            0            0      43,296          0          0
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Portfolio Builder Moderate                    93,838            0            0     142,907          0          0
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Portfolio Builder Moderate Aggressive        112,009            0            0     116,480          0          0
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Portfolio Builder Moderate Conservative       43,118            0            0      75,264          0          0
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Portfolio Builder Total Equity                43,835            0            0      27,696          0          0
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Small Company Index                        4,547,058    3,962,556    4,217,776     536,282    604,079    630,193
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
S&P 500 Index                                933,587      954,894      632,281    (402,204)   (24,079)  (301,463)
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------

---------------------------------------- -------------------------------------- --------------------------------
                                                      Management Fees                  Nonadvisory expenses
---------------------------------------- -------------------------------------- --------------------------------
----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Equity Value                               6,836,800    6,126,938    5,929,794     465,953    493,392    514,413
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Precious Metals                              659,595      724,228      478,457     176,012    175,964    208,238
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Small Cap Advantage                        6,341,134    5,102,126    3,593,634     533,489    227,451    354,549
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Small Cap Growth                           2,276,290    2,359,429    1,747,120     421,008    360,064   (136,353)
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Strategy Aggressive                        3,390,499    4,338,334    4,964,632     451,456    585,955    577,160
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Aggressive Growth                            399,501      117,564        3,774(d)   82,999     18,117      1,282(d)
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Fundamental Growth                           410,475       79,513        3,368(d)  177,899     24,370        489(d)
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Fundamental Value                          5,556,219    3,377,169    2,055,809     488,580    210,468    (38,629)
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
High Yield Bond                           14,973,845   15,136,003   12,593,999     800,195  1,035,459    900,663
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Select Value                               5,256,934    2,995,527    1,268,532     423,030    283,570    (42,902)
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Selective                                  4,922,235    6,210,559    7,763,060    (230,799)   522,092    460,190
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Short Duration U.S. Government            10,141,504   14,303,395   15,837,132    (958,143) 1,173,005  1,516,688
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Small Cap Equity                           1,560,155    1,108,923      375,456       6,490    (76,600)   (50,972)
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Small Cap Value                            9,851,858    7,749,795    5,539,260     788,885    675,289   (136,624)
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
U.S. Government Mortgage                   1,532,464    2,063,726    1,714,820    (188,134)    18,299    101,644
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Value                                      3,311,867    2,926,194    1,925,005     285,856    202,871     42,263
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
California Tax-Exempt
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Dividend Opportunity
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Insured Tax-Exempt
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Massachusetts Tax-Exempt
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Michigan Tax-Exempt
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Minnesota Tax-Exempt
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
New York Tax-Exempt
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Ohio Tax-Exempt
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Real Estate
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Cash Management
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Core Bond
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Disciplined Equity
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Discovery
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Growth
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Income Opportunities
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Inflation Protected Securities
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Large Cap Equity
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Large Cap Value
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Limited Duration Bond
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
New Dimensions
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------

                                                2004         2003         2002        2004       2003       2002
----------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending August 31
----------------------------------------------------------------------------------------------------------------
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Diversified Bond                          15,409,504   18,159,757   18,809,556     575,900  1,058,347    787,862
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
For funds with fiscal period ending September 30
----------------------------------------------------------------------------------------------------------------
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Balanced                                   7,736,525    7,434,993    9,074,291     707,529    567,687    726,098
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Diversified Equity Income                 17,374,369    9,509,660   11,851,751     993,686    701,496    836,049
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Mid Cap Value                              2,537,342      755,866      261,610     271,072     63,479     11,282
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Stock                                     11,111,422   10,665,505   15,120,564     582,837    641,829    738,889
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Strategic Allocation                       5,004,559    5,083,754    6,670,033     629,876    498,156    610,477
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
For funds with fiscal period ending October 31
----------------------------------------------------------------------------------------------------------------
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Emerging Markets                           2,770,886    2,181,279    2,578,135     519,598    477,412    491,764
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
European Equity                              872,149      959,764    1,483,797     236,203    143,588    221,341
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Global Balanced                              699,824      702,933      882,643     171,229    189,130    178,732
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Global Bond                                4,143,713    4,084,088    3,677,461     427,277    450,208    359,934
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Global Equity                              3,302,062    3,763,415    5,986,053     506,708    476,898    611,344
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------

---------------------------------------- -------------------------------------- --------------------------------
                                                      Management Fees                  Nonadvisory expenses
---------------------------------------- -------------------------------------- --------------------------------
Global Technology                          1,812,789    1,185,180    1,358,065     304,625    235,797    330,225
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
International Aggressive Growth            1,878,346    1,114,731      690,573     250,484     69,337     65,305
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
International Equity                       1,015,577      439,777       15,692(c)  316,320    131,195      6,693(c)
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
International Opportunity                  2,926,933    2,672,683    4,334,965     442,832    451,756    563,325
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
International Select Value                 6,467,621    3,341,744    1,253,447     473,274    152,203    145,369
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
International Small Cap                      600,389      183,744        8,611(c)  208,586     63,029      3,583(c)
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
For funds with fiscal period ending November 30
----------------------------------------------------------------------------------------------------------------
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Mid Cap Growth                            10,550,526   10,432,639   11,492,378     744,839    600,194    527,223
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Tax-Exempt High Income                    20,079,644   21,646,724   21,993,068     976,647    892,351    737,356
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Intermediate Tax-Exempt Bond                 752,882      704,089      381,710     136,017    101,093     78,153
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Tax-Exempt Bond                            3,457,986    3,967,418    4,086,654     248,267    270,404    225,129
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
For funds with fiscal period ending December 31
----------------------------------------------------------------------------------------------------------------
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------
Tax-Exempt Money Market                      515,265      678,981      725,514     177,477    218,380    195,140
---------------------------------------- ------------ ------------ ------------ ----------- ---------- ---------

(a) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(b) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

(c) For the period from Oct. 3, 2002 (when shares became publicly available) to Oct. 31, 2002.

(d) For the period from April 24, 2003 (when shares became publicly available) to May 31, 2003.

Subadvisory Agreements.

The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with goals and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the investment manager does not expect to make frequent changes of subadvisers.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund's investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund's portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                   Table 18. Subadvisers and Subadvisory Agreement Fee Schedules

----------------------------- --------------------------------------------- ------------- -------------------------
                                                                               Parent
            Fund                            Subadviser name                 Company, if         Fee schedule
                                                                                any
-------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
-------------------------------------------------------------------------------------------------------------------
----------------------------- --------------------------------------------- ------------- -------------------------
Small Cap Advantage           Kenwood Capital Management LLC (Kenwood)           D                 0.35%
                              (effective May 4, 1999)
----------------------------- --------------------------------------------- ------------- -------------------------
Small Cap Growth              Bjurman, Barry & Associates (BB&A)                N/A        0.80% on the first $10
                              (effective Aug. 18, 2003)                                     million, reducing to
                                                                                          0.60% as assets increase
----------------------------- --------------------------------------------- ------------- -------------------------
                              RS Investment Management, L.P. (RSIM)             N/A       0.60% on the first $250
                              (effective Jan, 24, 2001)                                     million, reducing to
                                                                                          0.50% as assets increase
----------------------------- --------------------------------------------- ------------- -------------------------

----------------------------- --------------------------------------------- ------------- -------------------------
                                                                               Parent
            Fund                            Subadviser name                 Company, if         Fee schedule
                                                                                any
-------------------------------------------------------------------------------------------------------------------
                              Turner Investment Partners, Inc. (Turner)         N/A        0.60% on the first $50
                              (effective Aug. 18, 2003)                                     million, reducing to
                                                                                          0.50% as assets increase
----------------------------- --------------------------------------------- ------------- -------------------------
                              UBS Global Asset Management (Americas) (UBS)      N/A       0.55% on the first $150
                              (effective Aug. 18, 2003)                                     million, reducing to
                                                                                          0.50% as assets increase
-------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
-------------------------------------------------------------------------------------------------------------------
----------------------------- --------------------------------------------- ------------- -------------------------
Aggressive Growth             American Century Investment Management,           N/A       0.50% on the first $100
                              Inc. (American Century)                                       million, reducing to
                              (effective April 24, 2003)                                      0.38% as assets
                                                                                                  increase
----------------------------- --------------------------------------------- ------------- -------------------------
                              Turner Investment Partners, Inc. (Turner)         N/A       0.55% on the first $100
                              (effective April 24, 2003)                                    million, reducing to
                                                                                          0.38% as assets increase
----------------------------- --------------------------------------------- ------------- -------------------------
Fundamental Growth            Goldman Sachs Asset Management L.P.                F         0.50% on the first $50
                              (Goldman)                                                     million, reducing to
                              (effective April 24, 2003)                                  0.30% as assets increase
----------------------------- --------------------------------------------- ------------- -------------------------
                              Wellington Management Company, LLP                N/A        0.50% on the first $50
                              (Wellington)                                                  million, reducing to
                              (effective April 2005)                                      0.40% as assets increase
----------------------------- --------------------------------------------- ------------- -------------------------
Fundamental Value             Davis Advisors (Davis)                            N/A       0.45% on the first $100
                              (effective June 18, 2001)                                     million, reducing to
                                                                                          0.35% as assets increase
----------------------------- --------------------------------------------- ------------- -------------------------
Select Value                  Gabelli Asset Management Company (Gabelli)        N/A       .040% on the first $500
                              (effective Mar. 8, 2002)                                     million*, reducing to
                                                                                          0.30% as assets increase
----------------------------- --------------------------------------------- ------------- -------------------------
Small Cap Equity              American Century                                  N/A        0.65% on the first $25
                              (effective Dec. 2003)                                        million*, reducing to
                                                                                          0.55% as assets increase
----------------------------- --------------------------------------------- ------------- -------------------------
                              Lord, Abbett & Co. (Lord, Abbett)                 N/A       0.65% on the first $100
                              (effective Dec. 2003)                                        million*, reducing to
                                                                                          0.55% as assets increase
----------------------------- --------------------------------------------- ------------- -------------------------
                              Wellington                                        N/A          0.60%, subject to
                              (effective Mar. 8, 2002)                                      possible adjustment
                                                                                            under a performance
                                                                                            incentive adjustment
----------------------------- --------------------------------------------- ------------- -------------------------
Small Cap Value               Royce & Associates, LLC. (Royce)                   G        0.80% on the first $100
                              (effective June 18, 2001)                                    million*, reducing to
                                                                                          0.60% as assets increase
----------------------------- --------------------------------------------- ------------- -------------------------
                              Goldman                                           N/A       0.60% on the first $100
                              (effective Aug. 8, 2003)                                     million*, reducing to
                                                                                          0.55% as assets increase
----------------------------- --------------------------------------------- ------------- -------------------------
                              Barrow, Hanley, Mewhinney & Strauss (BHMS)         H         1.00% on the first $10
                              (effective Mar. 12, 2004)                                    million*, reducing to
                                                                                          0.30% as assets increase
----------------------------- --------------------------------------------- ------------- -------------------------
                              Donald Smith & Co. Inc. (Donald Smith)            N/A       0.60% on the first $175
                              (effective Mar. 12, 2004)                                    million*, reducing to
                                                                                          0.55% as assets increase
----------------------------- --------------------------------------------- ------------- -------------------------
                              Franklin Portfolio Associates LLC (Franklin)       I        0.60% on the first $100
                              (effective Mar. 12, 2004)                                    million*, reducing to
                                                                                          0.55% as assets increase
----------------------------- --------------------------------------------- ------------- -------------------------
Value                         Lord, Abbett                                      N/A       0.35% on the first $200
                              (effective June 18, 2001)                                     million, reducing to
                                                                                          0.25% as assets increase
-------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31
-------------------------------------------------------------------------------------------------------------------
----------------------------- --------------------------------------------- ------------- -------------------------
Discovery                     American Century                                  N/A        0.65% on the first $25
                              (effective Dec. 22, 2003)                                    million*, reducing to
                                                                                          0.55% as assets increase
----------------------------- --------------------------------------------- ------------- -------------------------
                              Lord Abbett                                       N/A       0.65% on the first $100
                              (effective Dec. 22, 2003)                                    million*, reducing to
                                                                                          0.55% as assets increase
----------------------------- --------------------------------------------- ------------- -------------------------

----------------------------- --------------------------------------------- ------------- -------------------------
                                                                               Parent
            Fund                            Subadviser name                 Company, if         Fee schedule
                                                                                any
-------------------------------------------------------------------------------------------------------------------
                              Wellington                                        N/A          0.60%, subject to
                              (effective Sept. 1, 2002)                                     possible adjustment
                                                                                            under a performance
                                                                                            incentive adjustment
-------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31
-------------------------------------------------------------------------------------------------------------------
----------------------------- --------------------------------------------- ------------- -------------------------
Emerging Markets              Threadneedle International Limited                 E         0.45% of the first $15
                              (Threadneedle)                                                million, reducing to
                              (effective July 10, 2004)                                       0.30% as assets
                                                                                           increase, and subject
                                                                                              to a performance
                                                                                           incentive adjustment**
----------------------------- --------------------------------------------- ------------- -------------------------
European Equity               Threadneedle                                       E         0.35% of the first $15
International Opportunity     (effective July 10, 2004)                                     million, reducing to
                                                                                              0.20% as assets
                                                                                           increase, and subject
                                                                                              to a performance
                                                                                           incentive adjustment**
----------------------------- --------------------------------------------- ------------- -------------------------
Global Balanced               Threadneedle                                       E         0.30% of the first $15
Global Equity                 (effective July 10, 2004)                                     million, reducing to
                                                                                              0.20% as assets
                                                                                           increase, and subject
                                                                                              to a performance
                                                                                           incentive adjustment**
----------------------------- --------------------------------------------- ------------- -------------------------
International Aggressive      American Century Global Investment                 J        0.65% on the first $100
Growth                        Management, Inc. (ACGIM)                                      million, reducing to
                              (effective Jan. 1, 2005)                                    0.50% as assets increase
----------------------------- --------------------------------------------- ------------- -------------------------
                              Columbia Wanger Asset Management L.P.              A        0.70% on the first $100
                              (Columbia WAM)                                                million, reducing to
                              (effective Sept. 5, 2001)                                   0.50% as assets increase
----------------------------- --------------------------------------------- ------------- -------------------------
International Equity          The Boston Company Asset Management, LLC           B        0.50% on the first $150
                              (Boston Company)                                              million, reducing to
                              (effective Sept. 25, 2002)                                  0.35% as assets increase
----------------------------- --------------------------------------------- ------------- -------------------------
                              Marsico Capital Management, LLC (Marsico)          C        0.55% on the first $100
                              (effective Oct. 1, 2004)                                      million, reducing to
                                                                                          0.45% as assets increase
----------------------------- --------------------------------------------- ------------- -------------------------
International Select Value    Alliance Capital Management L.P. (Alliance        N/A        0.65% on the first $75
                              Capital)                                                      million, reducing to
                              (effective Sept. 17, 2001)                                  0.30% as assets increase
----------------------------- --------------------------------------------- ------------- -------------------------
International Small Cap       Templeton Investment Counsel, LLC (Franklin       N/A        0.70% on the first $50
                              Templeton)                                                    million, reducing to
                              (effective Sept. 25, 2002)                                  0.50% as assets increase
----------------------------- --------------------------------------------- ------------- -------------------------
                              Wellington Management Company, LLP                N/A       0.75% on the first $100
                              (Wellington Management)                                       million, reducing to
                              (effective Sept. 25, 2002)                                  0.60% as assets increase
----------------------------- --------------------------------------------- ------------- -------------------------

*Based on the combined net assets subject to the subadviser's investment management.

**The adjustment for Threadneedle is based on the performance of one Class A share of the fund and the change in the Lipper Index described in Table 15. The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management Services Agreement. The amount of the adjustment to Threadneedle's fee, whether positive or negative, shall be equal to one-half of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment Management Services Agreement. The performance incentive adjustment was effective Dec. 1, 2004.

A - Columbia WAM is an indirect wholly-owned subsidiary of Columbia Management
    Group, Inc., which in turn is a wholly owned subsidiary of Bank of America Corporation.

B - Boston Company is a subsidiary of Mellon Financial Corporation and an affiliate of The Dreyfus Corporation.

C - Marsico is an indirect wholly-owned subsidiary of Bank of America
    Corporation.

D - Indirect subsidiary of Ameriprise Financial.

E - Wholly owned subsidiary of Ameriprise Financial.

F - Affiliate of Goldman Sachs & Co.

G - Direct wholly-owned subsidiary of Legg Mason, Inc.

H - Independent-operating subsidiary of Old Mutual Asset Management.

I - Indirect wholly-owned subsidiary of Mellon Financial Corporation.

J - Wholly owned subsidiary of American Century.

The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                                     Table. 19. Subadvisory fees

------------------------------------------ ------------------------------ -------------------------------------------
                  Fund                              Subadviser                      Subadvisory fees paid
                                                                          -------------- --------------- ------------
                                                                              2005            2004          2003
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
---------------------------------------------------------------------------------------------------------------------
------------------------------------------ ------------------------------ -------------- --------------- ------------
Small Cap Advantage                        Kenwood                            3,089,403       2,282,191    1,740,599
------------------------------------------ ------------------------------ -------------- --------------- ------------
Small Cap Growth                           BB&A                                $366,178        $274,992          N/A
------------------------------------------ ------------------------------ -------------- --------------- ------------
                                           RSIM                                 581,602         565,391     $400,545
------------------------------------------ ------------------------------ -------------- --------------- ------------
                                           Turner                               371,758         241,927          N/A
------------------------------------------ ------------------------------ -------------- --------------- ------------
                                           UBS                                  342,815         224,007          N/A
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
---------------------------------------------------------------------------------------------------------------------
------------------------------------------ ------------------------------ -------------- --------------- ------------
Aggressive Growth                          American Century                     114,981          32,431        1,218(a)
------------------------------------------ ------------------------------ -------------- --------------- ------------
                                           Turner                               119,529          36,468        1,359(a)
------------------------------------------ ------------------------------ -------------- --------------- ------------
Fundamental Growth                         Wellington*                           21,015(b)          N/A          N/A
------------------------------------------ ------------------------------ -------------- --------------- ------------
                                           Goldman                              143,448          28,129        1,205(a)
------------------------------------------ ------------------------------ -------------- --------------- ------------
                                           Former subadviser:  Eagle            139,312(c)       28,655        1,249(a)
                                           Asset Management, Inc., a
                                           subsidiary of Raymond James
                                           Financial, Inc. (from April
                                           7, 2003 to April 26, 2005)
------------------------------------------ ------------------------------ -------------- --------------- ------------
Fundamental Value                          Davis                              2,834,365       1,946,906    1,156,584
------------------------------------------ ------------------------------ -------------- --------------- ------------
Select Value                               Gabelli                               46,074       1,642,235      626,588
------------------------------------------ ------------------------------ -------------- --------------- ------------
Small Cap Equity                           American Century                     302,079          90,891          N/A
------------------------------------------ ------------------------------ -------------- --------------- ------------
                                           Lord, Abbett                         278,497          93,666          N/A
------------------------------------------ ------------------------------ -------------- --------------- ------------
                                           Wellington*                          388,922         339,459       99,787
------------------------------------------ ------------------------------ -------------- --------------- ------------
                                           Former subadviser:  Pilgrim              N/A             N/A       98,829
                                           Baxter & Associates, Ltd
                                           (from inception to Dec. 2003)
------------------------------------------ ------------------------------ -------------- --------------- ------------
Small Cap Value                            Goldman                            1,599,715         883,316          N/A
------------------------------------------ ------------------------------ -------------- --------------- ------------
                                           Royce                              2,287,184       3,103,451    2,373,829
------------------------------------------ ------------------------------ -------------- --------------- ------------
                                           Franklin                             957,263         134,324          N/A
------------------------------------------ ------------------------------ -------------- --------------- ------------
                                           BHMS                                 823,441         126,801          N/A
------------------------------------------ ------------------------------ -------------- --------------- ------------
                                           Donald Smith                         992,659         130,862          N/A
------------------------------------------ ------------------------------ -------------- --------------- ------------
                                           Former subadviser:  National             N/A             N/A      124,993
                                           City Investment Co. (from
                                           inception to August 2003)
------------------------------------------ ------------------------------ -------------- --------------- ------------
                                           Former subadviser:  Third                N/A       1,087,918      947,437
                                           Avenue Management LLC (from
                                           inception to March 2004)
------------------------------------------ ------------------------------ -------------- --------------- ------------
Value                                      Lord, Abbett                       1,389,323       1,251,762      878,954
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31
---------------------------------------------------------------------------------------------------------------------
------------------------------------------ ------------------------------ -------------- --------------- ------------
Discovery                                  American Century
------------------------------------------ ------------------------------ -------------- --------------- ------------
                                           Lord, Abbett
------------------------------------------ ------------------------------ -------------- --------------- ------------
                                           Wellington
------------------------------------------ ------------------------------ -------------- --------------- ------------
                                           Former subadviser: Pilgrim
                                           Baxter (from April 2002 to
                                           December 2003)
------------------------------------------------------------------------- -------------- --------------- ------------
                                                                                   2004            2003         2002
------------------------------------------------------------------------- -------------- --------------- ------------
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31
---------------------------------------------------------------------------------------------------------------------
------------------------------------------ ------------------------------ -------------- --------------- ------------
Emerging Markets                           Threadneedle                         361,626             N/A          N/A
------------------------------------------ ------------------------------ -------------- --------------- ------------
                                           Former subadviser:  American         942,983       1,033,684    1,168,791
                                           Express Asset Management
                                           International Inc. (AEAMI)
                                           (from inception until July
                                           2004)
------------------------------------------ ------------------------------ -------------- --------------- ------------
European Equity                            Threadneedle                         131,177             N/A          N/A
------------------------------------------ ------------------------------ -------------- --------------- ------------

------------------------------------------ ------------------------------ -------------------------------------------
                  Fund                              Subadviser                      Subadvisory fees paid
                                                                          -------------- --------------- ------------
                                                                              2005            2004          2003
---------------------------------------------------------------------------------------------------------------------
                                           Former subadviser:  AEAMI            316,031         448,432      668,033
                                           (from inception until July
                                           2004)
------------------------------------------ ------------------------------ -------------- --------------- ------------
Global Balanced                            Threadneedle                          96,408             N/A          N/A
------------------------------------------ ------------------------------ -------------- --------------- ------------
                                           Former subadviser:  AEAMI            151,173         208,168      416,452
                                           (from inception until July
                                           2004)
------------------------------------------ ------------------------------ -------------- --------------- ------------
Global Equity                              Threadneedle                         449,149             N/A          N/A
------------------------------------------ ------------------------------ -------------- --------------- ------------
                                           Former subadviser:  AEAMI            484,676       1,841,195    3,015,169
                                           (from inception until July
                                           2004)
------------------------------------------ ------------------------------ -------------- --------------- ------------
International Aggressive Growth            American Century                     542,561         394,806      224,250
------------------------------------------ ------------------------------ -------------- --------------- ------------
                                           Columbia WAM                         709,378         422,056      251,311
------------------------------------------ ------------------------------ -------------- --------------- ------------
International Equity                       Boston Company                       288,191         118,846        5,039
------------------------------------------ ------------------------------ -------------- --------------- ------------
                                           Marsico                               30,804             N/A          N/A
------------------------------------------ ------------------------------ -------------- --------------- ------------
                                           Former subadviser: Putnam            308,350         142,969        6,823
                                           Investment Management, LLC
                                           (Putnam) (from inception until
                                           Sept. 30, 2004)
------------------------------------------ ------------------------------ -------------- --------------- ------------
International Opportunity                  Threadneedle                         434,968             N/A          N/A
------------------------------------------ ------------------------------ -------------- --------------- ------------
                                           Former subadviser:  AEAMI          1,000,707       1,407,484    2,319,155
                                           (from inception until July
                                           2004)
------------------------------------------ ------------------------------ -------------- --------------- ------------
International Select Value                 Alliance Capital                   2,869,277       1,604,035      749,095
------------------------------------------ ------------------------------ -------------- --------------- ------------
International Small Cap                    Franklin Templeton                   200,710          56,399        3,435
------------------------------------------ ------------------------------ -------------- --------------- ------------
                                           Wellington Management                215,256          62,802        3,545
------------------------------------------ ------------------------------ -------------- --------------- ------------

* Beginning on July 1, 2006, under the Subadvisory Agreement, RiverSource Investments is subject to a minimum annual fee of $350,000, payable to Wellington Management.

(a) For fiscal period from April 24, 2003 (when shares became publicly available) to May 31, 2003.

(b) For fiscal period from April 26, 2005 to May 31, 2005.

(c) For fiscal period from June 1, 2004 to April 26, 2005.

Portfolio Managers. The following table provides information about the funds' portfolio managers as of the end of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                                    Table 20. Portfolio Managers

-------------------- --------------------- ------------------------------------------ --------------- ----------- ----------------
                                                                                                      Potential
                                                                                       Ownership of   Conflicts     Structure of
                      Portfolio Manager             Other Accounts Managed             Fund Shares    of Interest   Compensation
-------------------- --------------------- ------------------------------------------ --------------- ----------- ----------------
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                                              Number and type of        Approximate
                                                     account         Total Net Assets
                                                                      (excluding the
----------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending January 31
----------------------------------------------------------------------------------------------------------------------------------
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
Portfolio Builder    Kent M. Bergene       None(a)                                    None               (1)            (1)
Aggressive           David M. Joy          None                                       None
                     Michelle M. Keeley    None(b)                                    None
                     William F. Truscott   None(b)                                    None
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
Portfolio Builder    Kent M. Bergene       None(a)                                    None
Conservative         David M. Joy          None                                       None
                     Michelle M. Keeley    None(b)                                    None               (1)            (1)
                     William F. Truscott   None(b)                                    None
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
Portfolio Builder    Kent M. Bergene       None(a)                                    None
Moderate             David M. Joy          None                                       None
                     Michelle M. Keeley    None(b)                                    None               (1)            (1)
                     William F. Truscott   None(b)                                    None
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
Portfolio Builder    Kent M. Bergene       None(a)                                    $1 - $10,000
Moderate Aggressive  David M. Joy          None                                       None
                     Michelle M. Keeley    None(b)                                    None               (1)            (1)
                     William F. Truscott   None(b)                                    $100,001 -
                                                                                      $500,000
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------

-------------------- --------------------- ------------------------------------------ --------------- ----------- ----------------
                                                                                                      Potential
                                                                                       Ownership of   Conflicts     Structure of
                      Portfolio Manager             Other Accounts Managed             Fund Shares    of Interest   Compensation
-------------------- --------------------- ------------------------------------------ --------------- ----------- ----------------
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                                              Number and type of        Approximate
                                                     account         Total Net Assets
                                                                      (excluding the
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Builder    Kent M. Bergene       None(a)                                    None
Moderate             David M. Joy          None                                       None
Conservative         Michelle M. Keeley    None(b)                                    None               (1)            (1)
                     William F. Truscott   None(b)                                    None
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
Portfolio Builder    Kent M. Bergene       None(a)                                    None
Total Equity         David M. Joy          None                                       $100,001 -
                     Michelle M. Keeley    None(b)                                    $500,000           (1)            (1)
                     William F. Truscott   None(b)                                    None
                                                                                      None
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
Small Company Index  David Factor, CFA     2 registered            $0.7 billion       None               (2)            (2)
                                           investment companies    $2.6 billion
                                           (RICs);
                                           2 pooled investment
                                           vehicles (PIVs)
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
S&P 500 Index        David Factor, CFA     2 RICs                  $1.7 billion       None               (2)            (2)
                                           2 PIVs                  $2.6 billion
----------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
----------------------------------------------------------------------------------------------------------------------------------
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
Equity Value         Warren Spitz          5 RICs(c)               $4.4 billion       $50,001 -          (2)            (3)
                                           2 PIVs                  $216.3 million     $100,000
                     ---------------------                                            ---------------
                     Steve Schroll                                                    $10,001 -
                                                                                      $50,000
                     ---------------------                                            ---------------
                     Laton Spahr                                                      $1 - $10,000
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
Precious Metals      Clay Hoes             1 PIV                   $13.9 million      $1 - $10,000     (2), (3)         (3)
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
Small Cap Growth     RSIM: John L.         4 RICs                  $1.5 billion       None               (4)            (4)
                     Wallace(d)            3 PIVs                  $15.9 million
                                           6 other accounts        $277.6 million
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     RSIM: John H.         1 RIC                   $953.8 million
                     Seabern(d)            5 other accounts        $252 million
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     Turner: William C.    15 RICs                 $2.4 billion       None               (5)            (5)
                     McVail                45 PIVs                 $2.2 billion
                                           37 other accounts;      $1.4 billion
                                           (for 1 PIV and 2
                                           other accounts(c))
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     Turner: Christopher   16 RICs                 $2.0 billion
                     K. McHugh             49 PIVs                 $2.4 billion
                                           35 other accounts       $1.3 billion
                                           (for 1 PIV and 2
                                           other accounts(c))
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     Turner: Frank L.      4 RICs                  $41 million        None               (5)            (5)
                     Sustersic             11 PIVs                 $886 million
                                           32 other accounts       $881 million
                                           (for 2 RICs and 2
                                           other accounts(c))
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     Turner: Jason D.      4 RICs                  $433 million
                     Schrotberger          12 PIVs                 $966 million
                                           24 other accounts       $682 million
                                           (for 2 other
                                           accounts(c))
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     BB&A: O. Thomas       7 RICs                  $824.2 million     None               (6)            (6)
                     Barry                 19 other accounts       $169.2 million
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     BB&A: G. Andrew       15 other accounts       $1.3 billion
                     Bjurman
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     BB&A: Stephen W.      38 other accounts       $41.2 million
                     Shipman               (for 8 accounts(c))
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     BB&A: Patrick T.      1 RIC                   $7.3 million
                     Bradford
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     BB&A: Roberto P. Wu   5 other accounts        $7.9 million
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------

-------------------- --------------------- ------------------------------------------ --------------- ----------- ----------------
                                                                                                      Potential
                                                                                       Ownership of   Conflicts     Structure of
                      Portfolio Manager             Other Accounts Managed             Fund Shares    of Interest   Compensation
-------------------- --------------------- ------------------------------------------ --------------- ----------- ----------------
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                                              Number and type of        Approximate
                                                     account         Total Net Assets
                                                                      (excluding the
----------------------------------------------------------------------------------------------------------------------------------
                     UBS: Paul A. Graham   7 RICs (includes wrap   $764.9 million     None               (7)            (7)
                                           accounts as 1 model)    $440.2 million
                                           2 PIVs                  $406.1 million
                                           7 other accounts
                                           (for 1 other
                                           account(c))
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     UBS: David N. Wabnik
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
Small Cap Advantage  RiverSource           4 RICs(c)               $1.5 million       None               (2)         (3), (8)
                     Investments: Dimitris 1 PIV                   $12.7 million
                     Bertsimas             11 other accounts       $84.9 million
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     RiverSource           2 RICs(c)               $806.2 million
                     Investments: Jonathan
                     Calvert
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     Kenwood:  Jake        1 RIC(c)                $185.3 million     $100,001 -       (2), (8)         (9)
                     Hurwitz               1 PIV                   $44.9 million      $500,000
                                           18 other accounts       $445.5 million
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     Kenwood:  Kent
                     Kelley
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
Strategy Aggressive  Paul Rokosz           1 RIC                   $741.1 million     $10,000 -          (2)            (3)
                                           2 PIVs                  $141.5 million
                                           10 other accounts       $1.7 billion
                                           (for 2 RICs(c))                            $50,000
----------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
----------------------------------------------------------------------------------------------------------------------------------
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
Aggressive Growth    Turner: Christopher   18 RICs                 $2.2 billion       None               (5)            (5)
                     K. McHugh             30 PIVs                 $640 million
                                           59 other accounts       $3.1 billion
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     Turner: Robert E.     27 RICs                 $3.6 billion
                     Turner                40 PIVs                 $1.6 billion
                                           88 other accounts       $5.2 billion
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     Turner: William C.    17 RICs                 $2.6 billion
                     McVail                24 PIVs                 $504 million
                                           5 other accounts        $3.3 billion
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     American Century:     5 RICs                  $5.584 billion     None               (9)           (10)
                     Glen A. Fogle         1 other account         $27.823 million
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     American Century:     5 RICs                  $5.584 billion     None               (9)           (10)
                     David M. Holland      1 other account         $27.823 million
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
Fundamental Growth   Goldman: Herbert E.   49 RICs                 $10.7 billion      None               (11)       (12), (18)
                     Ehlers                1 PIV                   $94.0 million
                                           542 other accounts      $18.0 billion
                     ---------------------
                     Goldman: Gregory H.
                     Ekizian
                     ---------------------
                     Goldman: David G.
                     Shell
                     ---------------------
                     Goldman: Steven M.
                     Barry
                     ---------------------
                     Goldman: Kenneth T.
                     Berents
                     ---------------------
                     Goldman: Andrew F.
                     Pyne
                     ---------------------
                     Goldman: Scott Kolar
                     ---------------------
                     Goldman: Prashant
                     R. Khemka
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     Wellington: John A.   9 RICs                  $2,709.4 million   None               (12)          (13)
                     Boselli               7 PIVs                  $846.7 million
                                           33 other accounts       $5,232.5 million
                                           (for 1 other
                                           account(c))
                     ---------------------
                     Wellington: Andrew
                     J.  Schilling
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
Fundamental Value    Davis: Christopher    23 RICs                 $48 billion        None(e)            (10)          (11)
                     C. Davis              6 PIVs                  $853 million
                                           30,000 other accounts   $9.9 billing
                                           (primarily managed
                                           money/ wrap accounts)
                     ---------------------
                     Davis: Kenneth C.
                     Feinberg
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
High Yield Bond      Scott Schroepfer      1 RIC                   $1.2 billion       $100,001 -         (2)            (3)
                                                                                      $500,000
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------

-------------------- --------------------- ------------------------------------------ --------------- ----------- ----------------
                                                                                                      Potential
                                                                                       Ownership of   Conflicts     Structure of
                      Portfolio Manager             Other Accounts Managed             Fund Shares    of Interest   Compensation
-------------------- --------------------- ------------------------------------------ --------------- ----------- ----------------
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                                              Number and type of        Approximate
                                                     account         Total Net Assets
                                                                      (excluding the
----------------------------------------------------------------------------------------------------------------------------------
Selective            Tom Murphy            8 RICs                  $6.2 billion       None               (2)            (3)
                                           3 PIVs                  $1.2 billion
                                           24 other accounts       $20.9 billion
                                           (for 3 RICs and 1
                                           other account(c))
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     Scott Kirby           11 RICs                 $8.6 billion       $10,001 -
                                           7 PIVs                  $2.6 billion
                                           46 other accounts       $22.9 billion
                                           (for 3 RICs and 1
                                           other account(c))                          $50,000
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     Jamie Jackson         14 RICs                 $12.1 billion
                                           6 PIVs                  $3.3 billion
                                           31 other accounts       $5.3 billion
                                           (for 3 RICs and 1
                                           other account(c))
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
Select Value         Gabelli: Mario        24 RICs                 $11.9 billion(f)   None               (13)          (14)
                     Gabelli               14 PIVs(c)              $707.7 million(f)
                                           1,747 other accounts    $9.9 billion
                                           (for 1 RIC and 3
                                           other accounts(c))
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
Short Duration       Scott Kirby           11 RICs                 $7.9 billion       $10,001 -          (2)            (3)
U.S. Government                            7 PIVs                  $2.6 billion
                                           46 other accounts       $22.9 billion
                                           (for 3 RICs and 1
                                           other account(c))                          $50,000
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     Jamie Jackson         14 RICs                 $11.4 billion
                                           6 PIVs                  $3.3 billion
                                           31 other accounts       $5.3 billion
                                           (for 3 RICs and 1
                                           other account(c))
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
Small Cap Equity     American Century:     13 RICs                 $8.720 billion                        (9)           (10)
                     Thomas P. Vaiana      2 other accounts        $229 million       None
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     American Century:     14 RICs                 $9.276 billion
                     William Martin        2 other accounts        $229 million
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     American Century:     5 RICs                  $2.123 billion
                     Wihelmine von Turk    2 other accounts        $229 million
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     Lord, Abbett:         4 RICs                  $825.2 million     None               (14)          (15)
                     Michael T. Smith      7 other accounts        $534.6 million
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     Wellington: Kenneth   4 RICs                  $1,640.9 million   $500,001 -         (12)          (13)
                     L. Abrams             3 PIVs                  $787.6 million
                                           23 other accounts       $1,846.3 million
                                            (for 2 RICs and 1
                                           other account(c))                          $1,000,000
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     Wellington: Daniel    4 RICs                  $1,640.9 million   None
                     J. Fitzpatrick        3 PIVs                  $787.6 million
                                           16 other accounts       $1,830.2 million
                                           (for 2 RICs and 1
                                           other account(c))
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
Small Cap Value      Royce: Jay S. Kaplan  6 RICs                  $7 billion         None               (15)          (16)
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     Goldman: Eileen       20 RICs                 $11.1 billion      None               (11)       (17), (18)
                     Rominger              2 PIVs                  $31.0 million
                                           280 other accounts      $5.41 billion
                     ---------------------
                     Goldman: Dolores
                     Bamford
                     ---------------------
                     Goldman: David
                     Berdon
                     ---------------------
                     Goldman: Lisa Parisi
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------

-------------------- --------------------- ------------------------------------------ --------------- ----------- ----------------
                                                                                                      Potential
                                                                                       Ownership of   Conflicts     Structure of
                      Portfolio Manager             Other Accounts Managed             Fund Shares    of Interest   Compensation
-------------------- --------------------- ------------------------------------------ --------------- ----------- ----------------
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                                              Number and type of        Approximate
                                                     account         Total Net Assets
                                                                      (excluding the
----------------------------------------------------------------------------------------------------------------------------------
                     Goldman: J. Kelly     20 RICs                 $2.83 billion      None               (11)       (17), (18)
                     Flynn                 2 PIVs                  $31.0 million
                                           6 other accounts        $634.0 million
                     ---------------------
                     Goldman: Chip Otness
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     Donald Smith:         2 RICs                  $0.786 billion     None               (16)          (19)
                     Donald G. Smith       1 PIV                   $0.171 billion
                                           23 other accounts       $1.807 billion
                     ---------------------
                     Donald Smith:
                     Richard L. Greenberg
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     Franklin: John S.     6 RICs (with 14 total   $13.5 billion      None               (17)          (20)
                     Cone                  portfolios)
                                           4 PIVs                  $0.7 billion
                                           82 other accounts       $14.3 billion
                     ---------------------
                     Franklin: Michael
                     F. Dunn
                     ---------------------
                     Franklin: Oliver E.
                     Buckley
                     ---------------------
                     Franklin: Kristin
                     J. Crawford
                     ---------------------
                     Franklin: Langton
                     Garvin
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
                     BHMS: James S.        3 RICs                  $392.0 million     None               (18)          (21)
                     McClure               16 other accounts       $569.8 million
                     ---------------------
                     BHMS: John P. Harloe
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
U.S. Government      Scott Kirby           11 RICs                 $9.3 billion       $10,001 -          (2)            (3)
Mortgage                                   7 PIVs                  $2.6 billion       $50,000
                                           46 other accounts       $22.9 billion
                                           (for 3 RICs and 1
                                           other account(c))
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------
Value                Lord, Abbett: Eli     14 RICs                 $23,867.2 million  None               (14)          (15)
                     M. Salzmann           11 PIVs                 $756.2 million
                                           53,962 other accounts   $18,554.4 million
                                           (for 1 other
                                           account(c))
                     ---------------------
                     Lord, Abbett:
                     Sholom Dinsky
-------------------- --------------------- ----------------------- ------------------ --------------- ----------- ----------------

(a) Mr. Bergene has overall accountability for the group that monitors the subadvisers for RiverSource Funds and for making recommendations to the Boards of Directors on changes to those subadvisers.

(b) Ms. Keeley, who serves as Senior Vice President, Fixed Income for RiverSource Investments, and Mr. Truscott, who serves as Chief Investment Officer for RiverSource Investments, oversee the portfolio managers who manage other accounts for RiverSource Investments, including the underlying funds in which the Funds of Funds invest, and other accounts managed by RiverSource Investments and its affiliates including institutional assets, proprietary assets and hedge funds.

(c) The advisory fee paid is based in part on the performance of the fund or account.

(d) Effective May 30, 2005, John Seabern is the sole portfolio manager of the portion of the fund managed by RSIM.

(e) Neither Christopher Davis nor Kenneth Feinberg own any shares of Fundamental Value Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.

(f) Represents the portion of assets for which the portfolio manager has primary responsibility in the accounts indicated. The accounts may contain additional assets under the primary responsibility of other portfolio managers.

Potential Conflicts of Interest

(1) Management of Funds of Funds differs from that of the other RiverSource funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus.

     Management of the portfolios is based on initial asset class guidance provided by the Capital Markets Committee, a group of RiverSource Investments investment professionals, and subsequent allocation determinations by the Asset Allocation Committee and Fund Selection Committee within established guidelines set forth in the prospectus. The Asset Allocation Committee, comprised of portfolio managers Joy, Keeley and

     Truscott, determines each Fund of Fund's allocation among the three main asset classes (equity, fixed income and cash) and allocation among investment categories within each asset class. The Fund Selection Committee, comprised portfolio managers Bergene, Joy, Keeley and Truscott, determines each Fund of Fund's allocation among the underlying funds. These allocation determinations are reviewed by the Asset Allocation Committee and Fund Selection Committee at least quarterly.

     Because of the structure of the Funds of Funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

     o    The  portfolio   managers  of  the  underlying  funds  are  under  the
          supervision of portfolio managers Keeley and Truscott. Keeley and Truscott may have influence over the management of the underlying funds through their supervision of the underlying funds' portfolio managers and/or through their ability, as part of the Asset Allocation Committee and Fund Selection Committee, to influence the allocation of Funds of Funds assets to or away from the underlying funds.

     o Portfolio managers Joy, Keeley and Truscott also serve as members of the Capital Markets Committee. As described above, the Capital Markets Committee provides initial guidance with respect to asset allocation, and its view may play a significant role in the asset class determinations made by the Asset Allocation Committee and, as a result, in the underlying fund determinations made by the Fund Selection Committee.

(2) RiverSource Investments' portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicles whose fees may be materially greater than the management fees paid by the fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

     RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution for all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(3) The portfolio manager's responsibilities also include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that the portfolio manager manages versus communicating his or her analyses to other portfolio managers concerning securities that he or she follows as an analyst.

(4) Whenever a portfolio manager manages multiple accounts, potential conflicts of interest exist, including potential conflicts between the investment strategy of each account and the investment strategy of the other accounts and potential conflicts in the allocation of investment opportunities among the accounts. In addition, in certain instances, a portfolio manager may take conflicting positions in a particular security. For example, a portfolio manager may sell short a security for one account that another account holds long, or may take a long position in a security for one account that the portfolio manager has sold short for another account. RSIM seeks to identify potential conflicts of interest resulting from a portfolio manager's management of multiple accounts, and has adopted policies and procedures, including a Code of Ethics, designed to address such conflicts. RSIM and each of the portfolio managers attempt to resolve any conflicts in a manner that is generally fair over time to all of its clients. RSIM may give advice and take actions with respect to any of its clients that may differ from advice given or the timing or nature of action taken with respect to any particular account so long as it is RSIM's policy, to the extent practicable, to allocate investment opportunities over time on a fair and equitable basis relative to other accounts. It is RSIM's policy that when the amount of securities of a particular issuer available to RSIM's client accounts in an initial public offering is insufficient to meet the requirements of each account for which a portfolio manager has determined that the purchase of such securities is appropriate, RSIM generally will allocate those securities among those accounts based on the size of each account as of the close of business on the preceding day. It is also RSIM's policy that it may aggregate sale and purchase orders of securities for accounts with similar orders being made simultaneously for other clients if, in RSIM's reasonable judgment, such aggregation is reasonably likely to result generally in lower per-share brokerage commission costs. In many instances, the purchase or sale of securities for accounts will be effected simultaneously with the purchase or sale of like securities for other accounts. Such transactions may be made at slightly different prices, due to the volume of securities purchased or sold. In such event, each client may be charged or credited, as the case may be, the average transaction price of all securities purchased or sold in such transaction. As a result, however, the price may be less favorable to a client than it would be if similar transactions were not being executed concurrently for other accounts.

(5) As is typical for many money managers, potential conflicts of interest may arise related to (a) Turner's management of accounts including the Fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, (b) the use of soft dollars and other brokerage practices, (c) the voting of proxies, (d) employee personal securities trading, (e) the side by side management of accounts with performance based fees and (f) accounts with fixed fees, and relating to a variety of other circumstances. In all cases, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please see Turner's Form ADV, Part II for a description of some of its policies and procedures in this regard.

(6) BB&A is a subadviser and adviser to other accounts whose investment focus may be similar to those of the fund. BB&A currently has the capacity to manage the fund and these other accounts, and the performance of the fund should not be adversely affected. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. BB&A endeavors at all times to manage all accounts in a fair and equitable manner by maintaining policies and procedures relating to allocation and brokerage practices. The Investment Policy Committee plans to manage mutual funds, separate accounts, wrap accounts and subadvised accounts so as not to exceed BB&A's ability to actively and proficiently manage all accounts.

(7) The management of the fund and other accounts could result in potential conflicts of interest if the fund and other accounts have different objectives, benchmarks, and fees because the portfolio manager and his team must allocate time and investment expertise across multiple accounts, including the fund. The portfolio managers and their team manage the fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. UBS manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, UBS has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts. The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. UBS and the fund have adopted Codes of Ethics that govern personal trading but there is no assurance that the Codes will adequately address all such conflicts.

(8) Kenwood is an affiliate of Ameriprise Financial. The potential conflicts, responsibilities, policies and procedures described in paragraph (2) also apply to Kenwood.

(9) Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

     Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

     For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

     American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

     Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

(10) Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and /or other accounts are presented with the following potential conflicts:

     o The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

     o If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

     o With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

     o Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

(11) GSAM's portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the fund and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

     GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between a fund and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

     Due to GSAM's internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of sub-advised funds for which they have primary responsibility.

(12) Individual investment professionals at Wellington Management manage multiple portfolios for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations), bank common trust accounts, and hedge funds. The investment professionals generally manage portfolios in several different investment styles. These portfolios may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the relevant fund. The Investment Professionals make investment decisions for the relevant fund based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that portfolio. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one portfolio and not another portfolio, and the performance of securities purchased for the relevant fund may vary from the performance of securities purchased for other portfolios. The Investment Professionals or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant fund, or make investment decisions that are similar to those made for the relevant fund, both of which have the potential to adversely impact the fund depending on market conditions. For example, the Investment Professionals may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures, including performance fees, that are or have the potential to be higher, in some cases significantly higher, than the fees paid by the relevant fund to Wellington Management. Because incentive payments are tied to revenues earned by Wellington Management, and where noted, to the performance achieved by the manager in each account, the incentives associated with any given fund may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional.

     Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary fund guidelines, the allocation of initial public offerings, and compliance with the firm's Code of Ethics, and places additional investment restrictions on Portfolio Managers who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's Investment Professionals. Although Wellington Management does not track the time an Investment Professional spends on a single portfolio, Wellington Management does periodically assess whether an Investment Professional has adequate time and resources to effectively manage the Investment Professional's various client mandates.

(13) Actual or apparent conflicts of interest may arise when the portfolio manager also has day-to-day management responsibilities with respect to one or more other accounts. These potential conflicts include:

     Allocation of Limited Time and Attention. Because the portfolio manager manages many accounts, he may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if he were to devote substantially more attention to the management of only a few accounts.

     Allocation of Limited Investment Opportunities. If the portfolio manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among all or many of these accounts or other accounts managed primarily by other portfolio managers of the GAMCO

     Investors, Inc. (GAMCO) and its affiliates. GAMCO does business under the name Gabelli Asset Management Company.

     Pursuit of Differing Strategies. At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may execute differing or opposite transactions for one or more accounts, which may affect the market price of the security or the execution of the transactions, or both, to the detriment of one or more of his accounts.

     Selection of Broker/Dealers. Because of the portfolio manager's position with Gabelli & Company, Inc., an affiliate of GAMCO that is a registered broker-dealer, and his indirect majority ownership interest in Gabelli & Company, Inc., he may have an incentive to use Gabelli & Company, Inc. to execute portfolio transactions for the Fund even if using Gabelli & Company, Inc. is not in the best interest of the fund.

     Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the accounts that he manages. If the structure of GAMCO's management fee or the portfolio manager's compensation differs among accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager may be motivated to favor certain funds or accounts over others. The portfolio manager also may be motivated to favor funds or accounts in which he has an investment interest, or in which GAMCO or its affiliates have investment interests. In Mr. Gabelli's case, GAMCO's compensation (and expenses) for the Fund are marginally greater as a percentage of assets than for certain other accounts and are less than for certain other accounts managed by Mr. Gabelli, while his personal compensation structure varies with near-term performance to a greater degree in certain performance fee based accounts than with nonperformance based accounts. In addition, he has investment interests in several of the funds managed by GAMCO and its affiliates. GAMCO and the Fund have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for GAMCO and its staff members. However, there is no guarantee that such policies and procedures will be able to detect and address every situation in which an actual or potential conflict may arise.

(14) To address potential conflicts of interest that may arise in connection with the investment managers' management of the investments of Small Cap Equity Fund and Value Fund and the investments of other accounts, Lord Abbett has adopted and implemented a number of policies and procedures.
     Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any fund transactions through such an entity. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment managers' management of the investments of Small Cap Equity Fund and Value Fund and the investments of other accounts.

(15) The fact that Mr. Kaplan has day-to-day management responsibility for more than one client account may create actual, potential or only apparent conflicts of interest. For example, Mr. Kaplan may have an opportunity to purchase securities of limited availability. In this circumstance, Mr.

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     Kaplan  is  expected  to  review  each  account's  investment   guidelines,
     restrictions, tax considerations, cash balances, liquidity needs and other factors to determine the suitability of the investment for each account and to ensure that his managed accounts are treated equitably. Mr. Kaplan may also decide to purchase or sell the same security for multiple managed accounts at approximately the same time. To address any conflicts that this situation may create, Mr. Kaplan will generally combine managed account orders (i.e., enter a "bunched" order) in an effort to obtain best execution or a more favorable commission rate. In addition, if orders to buy or sell a security for multiple accounts managed by Mr. Kaplan on the same day are executed at different prices or commission rates, the transactions will generally be allocated by Royce to each of such managed accounts at the weighted average execution price and commission. In circumstances where a bunched order is not completely filled, each account will normally receive a pro-rata portion of the securities based upon the account's level of participation in the order. Royce may under certain circumstances allocate securities in a manner other than pro-rata if it
     determines   that  the   allocation  is  fair  and   equitable   under  the
     circumstances and does not discriminate against any account.

(16) Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

     Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

     Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.

(17) Portfolio Managers at Franklin Portfolio Associates (FPA) may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by Small Cap Value Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades.

     FPA has a fiduciary responsibility to all of the clients for which it manages accounts. FPA seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. FPA has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(18) BHMS's portfolio managers manage one or more mutual funds as well as other types of accounts, such as separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations.



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     BHMS has a  fiduciary  responsibility  to all of the  clients  for which it manages accounts. BHMS seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. BHMS has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients. All clients are managed identically whether BHMS receives an asset based fee, a performance based fee or a combination of the two. All client accounts are treated equally as all purchases and sales of securities are aggregated.

Structure of Compensation

(1) The compensation of RiverSource Investments employees consists of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is based on management's assessment of the employee's performance relative to individual and business unit goals and objectives which, for portfolio managers Joy, Keeley and Truscott, may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for portfolio manager Bergene, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for River Source funds. In addition, subject to certain vesting requirements, the compensation of portfolio managers Joy, Keeley and Truscott, includes an annual award based on the performance of AEFC's parent company and certain of its affiliates over rolling three-year periods. RiverSource Investments' portfolio managers are provided with a benefit package including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(2) The compensation of RiverSource Investments employees consists of (i) a base salary, and (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program. The portfolio manager's annual bonus is based on (i) the fund's assets, (ii) the fund's short-term and long-term tracking error compared to the benchmark index and (iii) the tracking error of two other index funds managed by the portfolio manager compared to the relevant index. Effective Jan. 1, 2005, the portfolio manager's annual bonus will be based on the foregoing factors as well as the performance of other accounts that he manages. RiverSource Investments' portfolio managers are provided benefits packages including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

(3) The portfolio manager's compensation as a RiverSource Investments employee consists of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and (iii) an equity incentive award in the form of stock options and/or restricted stock. An annual bonus is paid from a team bonus pool that is based on both mutual fund and institutional portfolio performance. Funding for the bonus pool is determined by a percentage of the assets in all of the accounts managed by the team of which the portfolio manager is a member and by the short-term (typically one year) and long-term (typically three year) performance of the accounts compared to the relevant peer groups. Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of the portfolio manager's bonus based on her/her performance as an employee. RiverSource Investments' portfolio managers are provided with a benefits package including life insurance, health insurance and participation in the company's 401(k) plan comparable to that received by other RiverSource Investments employees. Depending upon their job level, RiverSource Investments' portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.



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(4)  RSIM is an employee-owned investment firm. The firm has two separate investment advisory operating divisions, each with separate compensation and profit sharing structures. Each of the firm's portfolio managers is part of the Growth Group or the Value Group. Messrs. Wallace and Seabern are members of the Growth Group (the "Group"). In establishing salaries and bonuses, RSIM considers information regarding industry compensation levels, which is prepared by a leading consulting firm. RSIM sets salary and bonus levels by reference to other investment firms investing in similar categories. In consultation with RSIM's Co-Chief Executive Officers, the leaders of the Group, who include Mr. Wallace, determined all salaries and bonuses for the Group for the fiscal year ended Dec. 31, 2004. Salaries were based on industry standards, as described above. Bonuses within the Group were based on a number of factors, including (1) pre-tax investment performance for each account managed by a portfolio manager against a relevant peer group over one-and three-year periods, with an emphasis on the most recent one-year period, and (2) experience. Assets under management did not directly affect any individual's salary or bonus, although the amount of the Group's assets under management affected the fee revenue attributable to the Group, which in turn affected the maximum amount of money available for the Group's aggregate salaries and bonuses. In addition, the Group's portfolio managers participated in the profits of the Group based on their profit sharing percentages. The Group's leaders, in consultation with RSIM's Co-Chief Executive Officers, set these percentages at the beginning of each year based on a number of factors, including tenure, assets under management, long-term investment performance (compared to appropriate benchmarks), and overall contribution to the Group's investment process. Some of the Group's portfolio managers also have an equity interest in RS Investments and so participate in overall firm profits in addition to Group profits.

(5) Turner's investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is computed annually based on the one year performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity ownership and equity owners share the firm's profits. Most of the members of the Investment Team and all Portfolio Managers are equity owners of Turner. This compensation and ownership structure provides incentives to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

     The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professional's compensation. The CIO is also responsible for identifying investment professionals who should be considered for equity ownership on an annual basis.

(6) BB&A compensates its investment professionals with salaries, year-end profit sharing, bonuses, account retention commissions, and incentive bonuses based upon account performance. Salaries are competitive with industry standards. Account management commissions are a specific percentage of the account fees paid to the portfolio account manager(s) while the manager and account are still with the firm. Performance bonuses are paid as a specific percentage of the account fees to the portfolio manager(s) when that account's annual returns occur in the top quartile of the returns achieved by other managers having the same investment objective as the subject product.

(7) The compensation received by portfolio managers at UBS includes a base salary and incentive compensation based on their personal performance. UBS's compensation and benefits programs are



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     designed to provide its investment  professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS's clients. Overall compensation can be grouped into four categories: 1)
     Competitive  salary,   benchmarked  to  maintain  competitive  compensation
     opportunities; 2) Annual bonus, tied to individual contributions and investment performance; 3) UBS equity awards, promoting company-wide success and employee retention; 4) Partnership Incentive Program (PIP), a phantom-equity-like program for key senior staff. The base salary is used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry. Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. UBS strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns the investment professionals' interests with those of UBS's clients. Senior investment professionals, such as Messrs. Graham and Wabnik, may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS believes that this reinforces the critical importance of creating long-term business value and also serves as an effective retention tool as the equity shares typically vest over a number of years. Broader equity share ownership is encouraged for all employees through "Equity Plus". This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS stock options are given for each share acquired and held for two years. UBS feels this engages its employees as partners in the firm's success, and helps to maximize its integrated business strategy.

(8) Funding for bonuses is also based on certain activities of the team in developing technology tools that can be used in RiverSource Investments' asset management business.

(9) Messrs. Hurwitz and Kelley are both equity owners of Kenwood. Their compensation consists of a salary, plus a pro rata share of the annual net earnings of Kenwood, some of which derives from fees paid by the fund. Messrs. Hurwitz and Kelley are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of Kenwood. Messrs. Hurwitz and Kelley are also eligible for certain benefits that are available to all equity owners of Kenwood.

(10) The compensation of American Century's portfolio managers is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors, such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

     Base Salary

     Portfolio managers receive base pay in the form of a fixed annual salary.

     Bonus

     A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has



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     responsibility for more than one policy portfolio,  the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

     With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. This is the case for the Small Cap Equity Fund. In some cases, the performance of a tracking portfolio is not separately considered. Rather, the performance of the policy portfolio is the key metric. This is the case for the Aggressive Growth Fund.

     A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

     A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

     Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. (ACC), the advisor's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the advisor's ability to pay.

     Restricted Stock Plans

     Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

     Deferred Compensation Plans

     Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

(11) Kenneth Feinberg's compensation as a Davis Advisors employee consists of
     (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and
     (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages

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     including life insurance, health insurance, and participation in company
     401(k) plan comparable to that received by other company employees.

     Christopher Davis's annual compensation as an employee and general partner of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

(12) GSAM and the GSAM Growth team's (the Growth Team) compensation package for its Portfolio Managers is comprised of a base salary and performance bonus. The performance bonus is first and foremost tied to the Growth Team's pre-tax performance for their clients and the Growth Team's total revenues for the past year, which in part is derived from advisory fees and for certain accounts, performance based fees. The Growth Team measures performance on a market cycle basis, which typically measures a three-to-seven year period, rather than being focusing on short-term gains in their strategies or short-term contributions from a Portfolio Manager in any given year.

     The performance bonus for Portfolio Managers is significantly influenced by the following criteria: (1) whether the team performed consistently with objectives and client commitments; (2) whether the team's performance exceeded performance benchmarks over a market cycle; (3) consistency of performance across accounts with similar profiles; and (4) communication with other Portfolio Managers within the research process. Benchmarks for measuring performance can be either broad-based or narrow-based indices, which will vary based on client expectations. The benchmark for the Fundamental Growth Fund is the Russell 1000 Growth Index.

     The Growth Team also considers each Portfolio Manager's individual performance, his or her contribution to the overall performance of the strategy long term, and his/her ability to work as a member of the Team.

     GSAM and the Growth Team's decision may also be influenced by the following: the performance of GSAM, the profitability of Goldman, Sachs & Co., and anticipated compensation levels among competitor firms.

(13) Wellington Management's compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management's compensation of the investment professionals primarily responsible for the day-to-day management of the Fund includes a base salary and incentive components. The base salary for each investment professional who is a partner of Wellington Management is determined by the Managing Partners of the firm.

     A partner's base salary is generally a fixed amount that may change as a result of an annual review. The base salary for all other Investment Professionals is determined by the Investment Professional's experience and performance in their role as an Investment Professional. Base salaries for non-partners are reviewed annually and may be adjusted based on the recommendation of the Investment Professional's business manager, using guidelines established by Wellington Management's Compensation Committee, which has final oversight responsibility for base salaries for non-partners. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the fund managed by that Investment Professional and generally each other portfolio managed by such Investment Professional. Each Investment Professional's incentive payment relating to the fund is linked to the gross pre-tax performance of the fund compared to the benchmark or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive structures (although the benchmarks or peer groups, time periods and rates may differ) to other portfolios managed by these Investment Professionals, including portfolios with performance



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     fees.  Portfolio-based  incentives  across  all  portfolios  managed  by an
     Investment Professional can, and typically do, represent a significant portion of an Investment Professional's overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. Some Investment Professionals are also eligible for
     bonus   payments  based  on  their  overall   contribution   to  Wellington
     Management's   business   operations.   Senior   management  at  Wellington
     Management may reward individuals as it deems appropriate based on factors other than portfolio performance. Each partner of Wellington Management is also eligible to participate in a partner-funded retirement plan. Messrs. Abrams, Boselli and Shilling are partners of the firm.

(14) Mr. Gabelli receives incentive-based variable compensation based on a percentage of net revenues received by GAMCO for managing Select Value
     Fund. Net revenues are determined by deducting from gross investment management fees paid by the Fund the firm's expenses (other than Mr. Gabelli's compensation) allocable to the Fund. Additionally, he receives similar incentive-based variable compensation for managing other accounts within the firm. This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. One of the other registered investment companies managed by Mr. Gabelli has a performance (fulcrum) fee arrangement for which his compensation is adjusted up or down based on the performance of the investment company relative to an index. Five closed-end registered investment companies managed by Mr. Gabelli have arrangements whereby GAMCO will receive only its investment advisory fee attributable to the liquidation value of outstanding preferred stock (and Mr. Gabelli would only receive his percentage of such advisory fee) if certain performance levels are met. Mr. Gabelli manages other accounts with performance fees. Compensation for managing these accounts has two components. One component of the fee is based on a percentage of net revenues received by GAMCO for managing the account. The second component is based on absolute performance of the account, with respect to which a percentage of such performance fee is paid to Mr. Gabelli. As an executive officer of the GAMCO parent company, Gabelli Asset Management Inc., Mr. Gabelli also receives ten percent of the net operating profits of the parent company. Mr. Gabelli receives no base salary, no annual bonus and no stock options.

(15) Lord Abbett compensates its portfolio managers on the basis of salary, bonus and profit sharing plan contributions. Base salaries are assigned at a level that takes into account the portfolio manager's experience, reputation and competitive market rates.

     Fiscal year-end bonuses, which can be a substantial percentage of base level compensation, are determined after an evaluation of various factors. These factors include the portfolio manager's investment results and style consistency, the dispersion among funds with similar objectives, the risk taken to achieve the fund returns, the funds' size and cash flows, and similar factors. Investment results are evaluated based on an assessment of the portfolio manager's three- and five-year investment returns on a pre-tax basis vs. both the appropriate style benchmarks and the appropriate peer group rankings. Finally, there is a component of the bonus that reflects leadership and management of the investment team. The evaluation does not follow a formulaic approach, but rather is reached following a review of these factors. No part of the bonus payment is based on the portfolio manager's assets under management, the revenues generated by those assets, or the profitability of the portfolio manager's unit. Lord Abbett does not manage hedge funds. Lord Abbett may designate a bonus payment to a manager for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses portfolio managers on the impact their fund's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.



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     Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to a portfolio manager's profit-sharing account are based on a percentage of the portfolio manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

(16) Mr. Kaplan receives from Royce a base salary, a performance bonus, a "Partners Pool" participation based primarily on registered investment company and other client account revenues generated by Royce and a benefits package. Mr. Kaplan's compensation is reviewed and may be modified from time to time as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses.

     Base Salary - Mr. Kaplan is paid a base salary. In setting the base salary, Royce seeks to be competitive in light of Mr. Kaplan's experience and responsibilities.

     Performance Bonus - Mr. Kaplan receives a quarterly performance bonus that is revenue-based, and therefore in part is based on the value of the accounts' net assets, determined with reference to each of the registered investment company accounts he manages. For Mr. Kaplan, the revenue-based performance bonus applicable to the registered investment company accounts he manages is subject to upward or downward adjustment or elimination based on a combination of 3-year and 5-year risk-adjusted pre-tax returns of such accounts relative to all small-cap objective funds with three years of history tracked by Morningstar and the 5-year absolute returns of such accounts relative to 5-year U.S. Treasury Notes.

     Payment of the performance bonus may be deferred as described below, and any amounts deferred are forfeitable, if a portfolio manager is terminated by Royce with or without cause or resigns. The amount of the deferred performance bonus will appreciate or depreciate during the deferral period, based on the total return performance of one or more Royce registered investment company accounts selected by the portfolio manager at the beginning of the deferral period. The amount deferred will depend on the portfolio manager's total direct, indirect beneficial, and deferred unvested bonus investments in the Royce registered investment company account for which he is receiving portfolio management compensation.

     "Partners Pool" - Each portfolio manager, as well as other senior firm employees, participates in a quarterly pool relating to Royce's net operating revenues adjusted for some imputed expenses. A portion of this participation may be deferred for three years. The deferred portion is also forfeitable if the portfolio manager is terminated with or without cause or resigns, and appreciates or depreciates during the deferral period based on the total return of a basket of registered investment company accounts managed by Royce.

     Benefit Package - Each portfolio manager also receives benefits standard for all Royce employees, including health care and other insurance benefits, and participation in Royce's 401(k) Plan and Money Purchase Pension Plan. From time to time, on a purely discretionary basis, portfolio managers may also receive options to acquire stock in Royce's parent company, Legg Mason, Inc. Those options typically represent a small portion of a portfolio manager's overall compensation.

(17) GSAM and the GSAM Value Team's (the Value Team) compensation package for its Portfolio Managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each Portfolio Manager's individual performance and his or her contribution to overall team performance. Portfolio Managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year, which in part is derived from advisory fees and for certain accounts, performance based fees. Anticipated compensation levels among competitor firms may also be considered, but is not a principal factor.



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     The  performance  bonus is  significantly  influenced by a 3-year period of investment performance. The following criteria are considered:

     o    Individual performance (relative, absolute)

     o    Team Performance (relative, absolute)

     o    Consistent performance that aligns with clients' objectives

     o    Achievement of top rankings (relative and competitive)

     The investment performance mentioned above is considered only on a pre-tax basis. As it relates to relative performance, the benchmark for this Fund is the Russell 2000 Value Index. As mentioned above, performance is measured on a 3-year basis.

(18) Other Compensation. GSAM offers a number of additional benefits/deferred compensation programs for all Portfolio Managers including (i) a 401(k) program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio Managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

     Certain GSAM Portfolio Managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

(19) The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm's profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

(20) FPA's portfolio managers are encouraged and expected to work as a team. Compensation is commensurate with their performance and that of the firm. The percentage of compensation derived from base salary, bonus and other incentives varies widely across the firm and is dependent on the area of responsibility and seniority of the employee.

     FPA feels that the salary component of its compensation structure is competitive with other investment managers. All of our investment professionals participate in a deferred compensation arrangement; they receive a share of the firm's profits which are allocated to an account, payable at a future point in time, provided they remain with the firm.

(21) In addition to base salary, all of BHMS's portfolio managers and analysts share in a bonus pool that is distributed semi-annually. The amount of bonus compensation is based on quantitative and qualitative factors. Analysts and portfolio managers are rated on the value that they add to the team-oriented investment process. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

     In addition, many BHMS employees, including all portfolio managers and analysts, have equity ownership in the firm through "phantom stock" in BHMS, and participate in a long-term incentive



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     plan with Old Mutual Asset Management (US), an affiliate of BHMS. Also, all partners of the firm receive, on a quarterly basis, a share of the firm's profits, which are, to a great extent, related to the performance of the entire investment team.

Basis for Board approving investment advisory contract.

Beginning in June, 2005, the discussion regarding the basis for the Board's approval of the Investment Management Service Agreement and any subadvisory agreement is found in the fund's next annual or semiannual report following Board approval.

For funds that have not yet issued an annual or semiannual report since June 2005, the following information is provided regarding contracts between the Fund and RiverSource Investments or its affiliates, including the investment advisory contract, that were renewed in April 2004, generally based on the data as of the end of calendar year 2003. In renewing the contracts, members of the contracts committee first reviewed detailed written reports prepared by RiverSource Investments, then the reports were reviewed by all other Board members. The reports were presented in meetings at which Board members asked questions in order to further understand the data. In addition, data prepared by independent sources, including Lipper Inc. (detailed fund data) and Strategic Insight (industry trends) was considered. The Board obtained representations that it had received all the information that RiverSource Investments believed was reasonably necessary to evaluate the terms of the contracts. The factors used by the Board the conclusions drawn are set forth below.

The Board considered that:

     o    RiverSource  Investments  must  provide  those  services  necessary to effectively manage the fund's assets and to provide shareholders a range of investment options to meet long-term investment goals. These services include implementing investment decisions, managing cash flow, administering effective compliance programs, developing products, accessing distribution and operating processes to compute daily net assets and maintain financial records. The Board reviewed the services using surveys and benchmarks that are available from commercial providers, trade associations, and internal standards; compared those services with services required by other types of clients of RiverSource Investments; and considered the allocation of costs among the services. Based on these comparisons the Board concluded that the services provided by RiverSource Investments were those provided by other investment managers that offer mutual funds through personal investment advisers, the prices paid for the services were in line with those charged by these management companies, and the services are in the interest of shareholders.

     o RiverSource Investments should be paid a fee that allows it to offer competitive compensation, make necessary investments and earn an appropriate profit. The Board considered the benefits derived by RiverSource Investments from the use of commission dollars to buy services and from other business relationships with fund shareholders, compared publicly-available profitability reports of other investment managers, and concluded that the level of overall profitability in 2003 was appropriate in the short term though it may be too low on an ongoing basis.

For funds with fiscal period ending September 30, 2004

Additionally for Diversified Equity Income

The Board considered that:

     o Over time RiverSource Investments' portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The fund's investment performance for the three-year period ended Dec. 31, 2003 was above the median of its Lipper competitive group.

     o The portfolio management team RiverSource Investments has assigned to manage the fund should maintain a consistent investment style through a variety of market conditions. The performance record for one year, which is above median, is consistent with the expected results of that investment style in light of recent market conditions.



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

     o RiverSource Investments must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the Board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the fund and a larger comparison group that excluded funds that differ significantly. The Board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, RiverSource Investments' fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003, resulted in an increase in RiverSource Investments' investment management fee.

Additionally for Strategic Allocation

The Board considered that:

     o Over time RiverSource Investments' portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The fund's investment performance for the period Dec. 19, 2002, through Dec. 31, 2003, which is the time the team has managed the fund, was below the median of its Lipper competitive group, and RiverSource Investments senior management is taking effective action to address the below median performance.

     o The portfolio management team RiverSource Investments has assigned to manage the fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is below median, is consistent with the expected results of that investment style in light of recent market conditions.

     o RiverSource Investments must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the Board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the fund and a larger comparison group that excluded funds that differ significantly. The Board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, RiverSource Investments' fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003, resulted in a decrease in RiverSource Investments' investment management fee.

Additionally for Mid Cap Value

The Board considered that:

     o Over time RiverSource Investments' portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The fund's investment performance for the period Feb. 14, 2002 through Dec. 31, 2003, which is the time the team has managed the fund, was above the median of its Lipper competitive group.

     o The portfolio management team RiverSource Investments has assigned to manage the fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is above median, is consistent with the expected results of that investment style in light of recent market conditions.

     o RiverSource Investments must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the Board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the fund and a larger comparison group that excluded funds that differ significantly. The Board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, RiverSource Investments' fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003, resulted in a decrease in RiverSource Investments' investment management fee. Also, consistent with RiverSource Investments' pricing philosophy, an expense cap has been established to limit expenses.



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Additionally for Balanced

The Board considered that:

     o Over time RiverSource Investments' portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The fund's investment performance for the period March 31, 2002 through Dec. 31, 2003, which is the time the team has managed the fund, was below the median of its Lipper competitive group, and RiverSource Investments senior management is taking effective action to address the below median performance.

     o The portfolio management team RiverSource Investments has assigned to manage the fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is above median, is consistent with the expected results of that investment style in light of recent market conditions.

     o RiverSource Investments must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the Board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the fund and a larger comparison group that excluded funds that differ significantly. The Board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, RiverSource Investments' fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003, resulted in a decrease in RiverSource Investments' investment management fee.

Additionally for Stock

The Board considered that:

     o Over time RiverSource Investments' portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The fund's investment performance for the three-year period ended Dec. 31, 2003 was above the median of its Lipper competitive group.

     o The portfolio management team RiverSource Investments has assigned to manage the fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is above median, is consistent with the expected results of that investment style in light of recent market conditions.

     o RiverSource Investments must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the Board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the fund and a larger comparison group that excluded funds that differ significantly. The Board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, RiverSource Investments' fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003, resulted in a decrease in RiverSource Investments' investment management fee.

For funds with fiscal period ending March 31, 2005

Additionally, for Precious Metals:

The Board considered that

     o Over time RiverSource Investments' portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The fund's investment performance for the three-year period ended Dec. 31, 2003, was below the median of its Lipper competitive group and RiverSource Investments senior management is taking action intended to address the below median performance.

     o The portfolio management team RiverSource Investments has assigned to manage the fund should maintain a consistent investment style through a variety of market conditions. The performance record for one year, which is above median, is consistent with the expected results of that investment style in light of recent market conditions.

     o RiverSource Investments must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the Board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the fund and a larger comparison group that excluded funds that differ significantly. The Board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, RiverSource Investments' fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003, resulted in an increase in RiverSource Investments' investment management fee.

Additionally for Equity Value:

The Board considered that

     o Over time RiverSource Investments' portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The fund's investment performance for the three-year period ended Dec. 31, 2003, was below the median of its Lipper competitive group and RiverSource Investments senior management is taking action intended to address the below median performance.

     o The portfolio management team RiverSource Investments has assigned to manage the fund should maintain a consistent investment style through a variety of market conditions. The performance record for one year, which is above median, is consistent with the expected results of that investment style in light of recent market conditions.

     o RiverSource Investments must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the Board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the fund and a larger comparison group that excluded funds that differ significantly. The Board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, RiverSource Investments' fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003, resulted in a decrease in RiverSource Investments' investment management fee.

Additionally for Small Cap Growth:

The Board considered that

     o Over time RiverSource Investments should select and manage subadviser so that the fund will achieve investment performance above the median of funds with the same investment goals. The fund's investment performance for the period Jan. 24, 2001 through Dec. 31, 2003, which is the time the team has managed the fund and since inception of the fund, was below the median of its Lipper competitive group and RiverSource Investments senior management is taking action intended to address the below median performance.

     o The portfolio management team RiverSource Investments has assigned to manage the fund should maintain a consistent investment style through a variety of market conditions. The performance record for one year, which is slightly above median, is consistent with the expected results of that investment style in light of recent market conditions.

     o RiverSource Investments must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the Board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the fund and a larger comparison group that excluded funds that differ significantly. The Board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, RiverSource Investments' fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003,



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          resulted  in  a  decrease  in  RiverSource  Investments'  investment management fee. Also, consistent with RiverSource Investments' pricing philosophy, an expense cap has been established to limit expenses.

Additionally for Small Cap Advantage:

The Board considered that

     o Over time RiverSource Investments should select and manage subadviser so that the fund will achieve investment performance net of fees above the median of funds with the same investment goals. The fund's investment performance for the three-year period ended Dec. 31, 2003, was below the median of its Lipper competitive group and RiverSource Investments senior management is taking action intended to address the below median performance.

     o The portfolio management team RiverSource Investments has assigned to manage the fund should maintain a consistent investment style through a variety of market conditions. The performance record for one year, which is above median, is consistent with the expected results of that investment style in light of recent market conditions.

     o RiverSource Investments must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the Board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the fund and a larger comparison group that excluded funds that differ significantly. The Board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, RiverSource Investments' fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003, resulted in an increase in RiverSource Investments' investment management fee.

Additionally for Strategy Aggressive:

The Board considered that

     o Over time RiverSource Investments should select and manage subadviser so that the fund will achieve investment performance net of fees above the median of funds with the same investment goals. The fund's investment performance for the period June 30, 2002 through Dec. 31, 2003, which is the time the team has managed the fund, was below the median of its Lipper competitive group and RiverSource Investments senior management is taking action intended to address the below median performance.

     o The portfolio management team RiverSource Investments has assigned to manage the fund should maintain a consistent investment style through a variety of market conditions. The performance record for one year, which is below median, is consistent with the expected results of that investment style in light of recent market conditions.

     o RiverSource Investments must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the Board in making an assessment, Lipper provided an analysis of a small comparison group comprised of funds substantially similar to the fund and a larger comparison group that excluded funds that differ significantly. The Board found that the graduated fee scale set a fair price that recognized the potential economies of scale. To the extent investment performance exceeded or failed to achieve the standard required by the performance incentive adjustment provision in the contract, RiverSource Investments' fees were adjusted accordingly. The performance incentive adjustment for the period ended Dec. 31, 2003, resulted in a decrease in RiverSource Investments' investment management fee.

ADMINISTRATIVE SERVICES AGREEMENT

Each fund has an Administrative Services Agreement with RiverSource Investments. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fee is calculated as follows:

                        Table 21. Administrative Services Agreement Fee Schedule

------------------------------- ---------------------------- ---------------------------- -------------------------------
                                Administrative Services Fee                               Administrative Services Fee
             Fund               (annual rate; in billions)             Fund                (annual rate; in billions)
------------------------------- ---------------------------- ---------------------------- -------------------------------
California Tax-Exempt                First $.25   .040%      Balanced                          First $1     .040%
Massachusetts Tax-Exempt             next $.25    .035%      Insured Tax-Exempt                next $1      .035%
Michigan Tax-Exempt                  next $.25    .030%      Intermediate Tax-Exempt           next $1      .030%
Minnesota Tax-Exempt                 next $.25    .025%      Tax-Exempt Bond                   next $3      .025%
New York Tax-Exempt                  over $1      .020%      Tax-Exempt High Income            over $6      .020%
Ohio Tax-Exempt
------------------------------- ---------------------------- ---------------------------- -------------------------------
Cash Management                      First $1     .030%      S&P 500 Index                     First $1     .080%
Tax-Exempt Money Market              next $.5     .027%                                        next $1      .075%
                                     next $.5     .025%                                        next $3      .070%
                                     next $.5     .022%                                        over $5      .065%
                                     over $2.5    .020%
------------------------------- ---------------------------- ---------------------------- -------------------------------
Core Bond                            First $1     .050%      Aggressive Growth                 First $.5    .060%
Diversified Bond                     next $1      .045%      Fundamental Value                 next $.5     .055%
High Yield Bond                      next $1      .040%      Select Value                      next $1      .050%
Income Opportunities                 next $3      .035%      Value                             next $1      .045%
Inflation Protected Securities       next $3      .030%                                        next $3      .040%
Limited Duration                     over $9      .025%                                        over $6      .035%
Selective
Short Duration U.S. Gov't
U.S. Government Mortgage
------------------------------- ---------------------------- ---------------------------- -------------------------------
Discovery                            First $.25   .060%      Fundamental Growth                First $1     .060%
Global Technology                    next $.25    .055%                                        next $1      .055%
Precious Metals                      next $.25    .050%                                        next $1      .050%
Small Cap Advantage                  next $.25    .045%                                        next $3      .045%
European Equity                      next $1      .040%                                        over $6      .040%
Global Balanced                      over $2      .035%
Global Equity
International Opportunity
------------------------------- ---------------------------- ---------------------------- -------------------------------
Diversified Equity Income            First $.5    .040%      International Aggressive          First $.25   .080%
Dividend Opportunity                 next $.5     .035%      Growth                            next $.25    .075%
Equity Value                         next $1      .030%      International Equity              next $.25    .070%
Strategic Allocation                 next $1      .025%      International Select Value        next $.25    .065%
Stock                                next $3       .02%      International Small Cap           next $1      .060%
                                     over $6       .02%      Small Cap Growth                  over $2      .055%
------------------------------- ---------------------------- ---------------------------- -------------------------------
Emerging Markets                     First $.25    .10%      Small Cap Equity                  First $.25   .080%
                                     next $.25     .09%      Small Cap Value                   next $.25    .075%
                                     next $.25     .08%                                        next $.25    .070%
                                     next $.25     .07%                                        next $.25    .065%
                                     next $1       .06%                                        over $1      .060%
                                     over $2       .05%
------------------------------- ---------------------------- ---------------------------- -------------------------------
Growth                               First $1     .050%      Portfolio Builder                 .020%
Large Cap Equity                     next $1      .045%      Conservative Fund
Large Cap Value                      next $1      .040%      Portfolio Builder Moderate
Mid Cap Growth                       next $3      .035%      Conservative Fund
Mid Cap Value                        next $6      .030%      Portfolio Builder Moderate
New Dimensions                       next $12     .025%      Fund
Disciplined Equity                   over $24     .020%      Portfolio Builder Moderate
Real Estate                                                  Aggressive Fund
                                                             Portfolio Builder
                                                             Aggressive Fund
                                                             Portfolio Builder Total
                                                             Equity Fund
------------------------------- ---------------------------- ---------------------------- -------------------------------
Global Bond                          First $.25   .060%      Small Company Index               First $.25    .10%
                                     next $.25    .055%                                        next $.25     .08%
                                     next $.25    .050%                                        next $.25     .06%
                                     next $.25    .045%                                        next $.25     .04%
                                     over $1      .040%                                        over $1       .02%
------------------------------- ---------------------------- ---------------------------- -------------------------------
                                                             Strategy Aggressive               First $1     .050%
                                                                                               next $1      .045%
                                                                                               next $1      .040%
                                                                                               next $3      .035%
                                                                                               over $6      .030%
------------------------------- ---------------------------- ---------------------------- -------------------------------

The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund's net assets as of the last day of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                                   Table 22. Administrative Fees

------------------------------------------ ------------------------------------------------------- ------------------
                                                                                                      Daily rate
                  Fund                              Administrative services fees paid in            applied to fund
                                                                                                        assets
------------------------------------------ ----------------- ------------------ ------------------ ------------------
                                                 2005              2004               2003
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending January 31
---------------------------------------------------------------------------------------------------------------------
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Portfolio Builder Aggressive                         13,785         N/A                N/A                     0.020
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Portfolio Builder Conservative                        5,969         N/A                N/A                     0.020
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Portfolio Builder Moderate                           23,460         N/A                N/A                     0.020
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Portfolio Builder Moderate Aggressive                28,002         N/A                N/A                     0.020
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Portfolio Builder Moderate Conservative              10,779         N/A                N/A                     0.020
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Portfolio Builder Total Equity                       10,959         N/A                N/A                     0.020
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Small Company Index                                 784,439            731,549            737,583              0.060
------------------------------------------ ----------------- ------------------ ------------------ ------------------
S&P 500 Index                                       319,791            324,551            213,950              0.080
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
---------------------------------------------------------------------------------------------------------------------
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Equity Value                                        454,202            451,613            503,915              0.037
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Precious Metals                                      51,848             52,769             36,584              0.060
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Small Cap Advantage                                 491,869            371,247            295,220              0.054
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Small Cap Growth                                    224,042            218,131            162,755              0.080
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Strategy Aggressive                                 369,709            441,077            507,375              0.050
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
---------------------------------------------------------------------------------------------------------------------
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Aggressive Growth                                    24,630              7,449             254(c)              0.060
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Fundamental Growth                                   31,978              6,428             259(c)              0.060
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Fundamental Value                                   458,121            271,928            168,023              0.058
------------------------------------------ ----------------- ------------------ ------------------ ------------------
High Yield Bond                                   1,219,476          1,227,227          1,034,060              0.046
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Select Value                                        427,460            240,301             94,541              0.058
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Selective                                           477,298            598,158            738,688              0.050
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Short Duration U.S. Government                      960,018          1,317,413          1,421,675              0.048
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Small Cap Equity                                    129,820             88,061             32,020              0.080
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Small Cap Value                                     824,914            676,121            470,468              0.071
------------------------------------------ ----------------- ------------------ ------------------ ------------------
U.S. Government Mortgage                            152,145            204,741            166,561              0.050
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Value                                               285,752            228,212            161,752              0.060
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30
---------------------------------------------------------------------------------------------------------------------
------------------------------------------ ----------------- ------------------ ------------------ ------------------
California Tax-Exempt
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Dividend Opportunity
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Insured Tax-Exempt
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Massachusetts Tax-Exempt
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Michigan Tax-Exempt
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Minnesota Tax-Exempt
------------------------------------------ ----------------- ------------------ ------------------ ------------------
New York Tax-Exempt
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Ohio Tax-Exempt
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Real Estate
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31
---------------------------------------------------------------------------------------------------------------------
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Cash Management
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Core Bond
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Disciplined Equity
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Discovery
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Growth
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Income Opportunities
------------------------------------------ ----------------- ------------------ ------------------ ------------------

------------------------------------------ ------------------------------------------------------- ------------------
                                                                                                      Daily rate
                  Fund                              Administrative services fees paid in            applied to fund
                                                                                                        assets
------------------------------------------ ----------------- ------------------ ------------------ ------------------
                                                 2005              2004               2003
---------------------------------------------------------------------------------------------------------------------
Inflation Protected Securities
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Large Cap Equity
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Large Cap Value
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Limited Duration Bond
------------------------------------------ ----------------- ------------------ ------------------ ------------------
New Dimensions
------------------------------------------ ----------------- ------------------ ------------------ ------------------
                                                 2004              2003               2002
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending August 31
---------------------------------------------------------------------------------------------------------------------
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Diversified Bond                                  1,460,195          1,674,570          1,778,050              0.045
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending September 30
---------------------------------------------------------------------------------------------------------------------
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Balanced                                            588,644            610,513            797,157              0.039
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Diversified Equity Income                           942,358            676,319            758,131              0.029
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Mid Cap Value                                       170,293             58,931             18,741              0.050
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Stock                                               789,200            768,983            958,744              0.033
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Strategic Allocation                                390,084            381,033            465,436              0.038
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31
---------------------------------------------------------------------------------------------------------------------
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Emerging Markets                                    271,857            208,342            234,669              0.098
------------------------------------------ ----------------- ------------------ ------------------ ------------------
European Equity                                      78,835             82,084            116,212              0.060
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Global Balanced                                      59,047             56,559             71,921              0.060
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Global Bond                                         314,640            311,211            279,674              0.057
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Global Equity                                       284,795            304,662            463,678              0.058
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Global Technology                                   131,702             93,713            112,662              0.060
------------------------------------------ ----------------- ------------------ ------------------ ------------------
International Aggressive Growth                     149,750             94,603         N/A                     0.080
------------------------------------------ ----------------- ------------------ ------------------ ------------------
International Equity                                 88,536             38,014         N/A                     0.080
------------------------------------------ ----------------- ------------------ ------------------ ------------------
International Opportunity                           255,871            239,593            357,775              0.058
------------------------------------------ ----------------- ------------------ ------------------ ------------------
International Select Value                          549,050            284,251         N/A                     0.074
------------------------------------------ ----------------- ------------------ ------------------ ------------------
International Small Cap                              46,103             13,092         N/A                     0.080
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending November 30
---------------------------------------------------------------------------------------------------------------------
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Intermediate Tax-Exempt Bond                         69,058             65,453             33,380              0.040
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Mid Cap Growth                                    1,056,445            868,316            805,649              0.047
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Tax-Exempt Bond                                     323,368            371,126            375,680              0.040
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Tax-Exempt High Income                            1,447,459          1,546,469          1,631,443              0.032
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31
---------------------------------------------------------------------------------------------------------------------
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Tax-Exempt Money Market                              45,528             60,388             61,883              0.030
------------------------------------------ ----------------- ------------------ ------------------ ------------------

(a) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(b) For the period from March 4, 2004 (when shares became publicly available) to July 31, 2004.

(c) For the period from April 24, 2003 (when shares became publicly available) to May 31, 2003.

Third parties with which RiverSource Investments contracts to provide services for the fund or its shareholders may pay a fee to RiverSource Investments to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the fund.

TRANSFER AGENCY AGREEMENT

Each fund has a Transfer Agency Agreement with RiverSource Service Corporation located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the fund's shares. Under the agreement, RiverSource Service Corporation will earn a fee from the fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The fee varies depending on the investment category of the fund. You can find your fund's investment category in Table 1.

                 Balanced, Equity, Fund of funds - equity Funds

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:



Class A    Class B     Class C     Class D     Class E     Class I     Class Y
-------    -------     -------     -------     -------     -------     -------
$19.50     $20.50      $20.00      $19.50      $19.50       $1.00      $17.50


Fund of funds - bond, State Tax-Exempt Bond, Taxable Bond, Tax-Exempt Bond Funds

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows:



           Class A        Class B      Class C      Class I      Class Y
           -------        -------      -------      -------      -------
           $20.50         $21.50       $21.00        $1.00       $18.50


                               Money Market Funds

The annual per account fee accrued daily and payable monthly, for the applicable classes is as follows. The fee for Tax-Exempt Money Market, which does not have separate classes of shares, is the same as that applicable to Class A.



           Class A        Class B      Class C      Class I      Class Y
           -------        -------      -------      -------      -------
           $22.00         $23.00       $22.50        $1.00       $20.00


In addition, an annual closed-account fee of $5.00 per inactive account may be charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.

DISTRIBUTION AGREEMENT

Ameriprise Financial Services, Inc. (Ameriprise Financial Services), located at 200 Ameriprise Financial Center, Minneapolis, MN 55474, is the funds' principal underwriter (the distributor). Each fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing fund shares are paid to the Distributor daily. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                     Table 23. Sales Charges Paid to Distributor

---------------------------------------- --------------------------------------- ------------------------------------------
                                         Sales charges paid to Distributor       Amount retained after paying commissions
                                                                                 and other expenses
---------------------------------------- --------------------------------------- ------------------------------------------
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
                                             2005         2004         2003          2005          2004           2003
---------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending January 31
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Portfolio Builder Aggressive                2,689,735          N/A          N/A     1,129,812            N/A           N/A
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Portfolio Builder Conservative                722,689          N/A          N/A       178,650            N/A           N/A
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Portfolio Builder Moderate                  3,810,185          N/A          N/A     1,309,727            N/A           N/A
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Portfolio Builder Moderate Aggressive       6,114,118          N/A          N/A     2,610,071            N/A           N/A
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Portfolio Builder Moderate Conservative     1,603,913          N/A          N/A       530,042            N/A           N/A
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Portfolio Builder Total Equity              1,393,255          N/A          N/A       509,719            N/A           N/A
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Small Company Index                         1,511,932    1,717,480    2,281,660       554,278        485,006       379,830
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
S&P 500 Index                             N/A - No             N/A          N/A           N/A            N/A           N/A
                                          sales charge
---------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Equity Value                                  740,741      798,502    1,056,778       258,954        212,373       257,505
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Precious Metals                               141,256      146,086      116,320        58,658         46,448       (25,993)
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Small Cap Advantage                         1,972,996    2,543,371      968,618       774,287        757,410       332,344
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Small Cap Growth                              636,221    1,140,014    1,001,802       251,743        371,324       177,635
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Strategy Aggressive                           595,175      873,773    1,249,906       241,030        296,244       439,236
---------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Aggressive Growth                             165,878      131,508        2,319(c)     72,142         50,690        19,790(c)
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Fundamental Growth                            108,453       87,619        5,351(c)     42,738         18,759       (18,864)(c)
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Fundamental Value                           2,807,456    2,069,259    1,337,752     1,018,799        633,428       251,037
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
High Yield Bond                             3,259,902    4,885,301    3,424,299       975,605      1,014,719       301,541
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Select Value                                1,622,013    2,473,422    1,230,319       570,709        668,150        56,873
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Selective                                     588,090    1,034,975    1,444,382       284,661        429,635       232,740
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------

---------------------------------------- --------------------------------------- ------------------------------------------
                                         Sales charges paid to Distributor       Amount retained after paying commissions
                                                                                 and other expenses
---------------------------------------- --------------------------------------- ------------------------------------------
Short Duration U.S. Government              3,761,704    8,055,130   11,561,778     1,548,985      2,236,469    (2,552,775)
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Small Cap Equity                              521,747      687,100      317,549       185,766        199,371         9,860
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Small Cap Value                             2,761,449    3,415,712    2,827,168     1,027,972      1,093,404       579,029
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
U.S. Government Mortgage                      621,406    1,414,409    2,218,546       188,075        322,339       585,001
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Value                                         826,767    1,098,734      980,177       238,721        257,673       138,732
---------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
California Tax-Exempt
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Dividend Opportunity
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Insured Tax-Exempt
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Massachusetts Tax-Exempt
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Michigan Tax-Exempt
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Minnesota Tax-Exempt
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
New York Tax-Exempt
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Ohio Tax-Exempt
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Real Estate
---------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Cash Management
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Core Bond
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Disciplined Equity
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Discovery
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Growth
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Income Opportunities
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Inflation Protected Securities
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Large Cap Equity
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Large Cap Value
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Limited Duration Bond
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
New Dimensions
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
                                             2004         2003         2002          2004          2003           2002
---------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending August 31
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Diversified Bond                            3,926,269    5,046,003    6,081,163     1,516,544        722,797      (949,704)
---------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending September 30
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Balanced                                      735,450      750,472      906,306       240,733        228,111       397,132
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Diversified Equity Income                  10,301,867    3,604,654    5,283,451     2,933,886      1,012,358       744,874
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Mid Cap Value                               2,377,837      655,293      498,784       837,278        149,937       (25,406)
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Stock                                         831,538      980,709    1,308,555       329,906        337,309       445,629
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Strategic Allocation                          989,579      847,194      877,280       316,545        223,952       295,874
---------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Emerging Markets                              556,829      243,062      325,336    (6,660,972)    (2,681,731)   (4,049,970)
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
European Equity                               227,285      212,129      373,420       121,202         42,141       134,829
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Global Balanced                               150,501      122,917      152,020        57,629         45,326        46,735
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Global Bond                                   956,580    1,009,917      515,760       536,364        537,388       274,717
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Global Equity                                 467,198      437,154      782,415       203,564        196,939       348,443
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Global Technology                             591,744      543,360      717,011       208,704        150,041       262,977
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
International Aggressive Growth               796,060      528,748          N/A       360,944        194,832          N/A
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
International Equity                          456,321      329,351          N/A       175,987         82,777          N/A
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
International Opportunity                     997,517      274,577      428,744       371,845        104,589        89,051
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
International Select Value                  3,105,887    1,896,607          N/A     1,220,539        527,546          N/A
---------------------------------------- ------------- ------------ ------------ ------------- -------------- ------------
International Small Cap                       324,756       86,270          N/A       115,235         18,806          N/A
--------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending November 30
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Intermediate Tax-Exempt Bond                  306,545      611,983      366,668        86,091        100,008       (44,152)
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Mid Cap Growth                              3,566,760    4,166,089    2,678,040     1,373,111      1,046,768       438,718
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Tax-Exempt Bond                               495,541      740,644      814,931       197,028        233,789       169,809
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Tax-Exempt High Income                      3,131,234    4,468,036    5,379,416     1,256,629      1,475,443     1,352,482
---------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------
Tax-Exempt Money Market                    N/A - No            N/A          N/A           N/A            N/A           N/A
                                         sales charge
---------------------------------------- ------------- ------------ ------------ ------------- -------------- -------------

(a) For the period from June 19, 2003 (when shares became publicly available) to July 31, 2003.

(b) For the period from March 4, 2004 (when shares became publicly available to July 31, 2004.

(c) For the period from April 14, 2003 (when shares became publicly available) to May 31, 2003.

Part of the sales charge may be paid to selling dealers who have agreements with the distributor. The distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT

For funds with Class Y shares, the fund pays the distributor a fee for service provided to shareholders by financial advisors and other servicing agents with respect to those shares. The fee is calculated at a rate of 0.10% of average daily net assets for Class Y.

PLAN AND AGREEMENT OF DISTRIBUTION

For funds other than money market funds

     To help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, each fund and the distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the fund pays a fee up to actual expenses incurred at an annual rate as follows:

     The fee is based on the average daily net assets of the fund attributable to the applicable class:



           Class A       Class B      Class C       Class D
            0.25%         1.00%        1.00%         0.25%


     For Class B and Class C shares, up to 0.75% is reimbursed for distribution expenses. Up to an additional 0.25% is paid to Ameriprise Financial Services to compensate Ameriprise Financial Services, financial advisors and servicing agents for personal service to shareholders and maintenance of shareholder accounts.

For money market funds

     The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class. The fee for Tax-Exempt Money Market, which does not have separate classes of shares, is the same as that applicable to Class A.



                           Class A        Class B
                            0.10%          0.85%

     For Class B shares, up to 0.75% is reimbursed for distribution expenses. Up to an additional 0.10% is paid to Ameriprise Financial Services to compensate Ameriprise Financial Services, financial advisors and servicing agents for personal service to shareholders and maintenance of shareholder accounts.

Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material increase to expenses charged under the Class A plan.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of Class A, Class B, Class C and Class D shares, as applicable. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the RiverSource Funds. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

The Plan must be approved annually by the Board, including a majority of the disinterested Board members, if it is to continue for more than a year. At least quarterly, the Board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the istributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members who are not interested persons of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested Board members is the responsibility of the other disinterested Board members. No Board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

For its most recent fiscal period, each fund paid 12b-1 fees as shown in the following table. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

Table 24.  12b-1 Fees

------------------------------------------ ----------------- ------------------ ------------------ ------------------
                                               Class A            Class B            Class C            Class D
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending January 31
---------------------------------------------------------------------------------------------------------------------
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Portfolio Builder Aggressive                       $131,509           $148,824            $14,167                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Portfolio Builder Conservative                       47,394             90,296             18,476                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Portfolio Builder Conservative                      207,226            306,025             37,943                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Portfolio Builder Moderate Aggressive               269,870            290,686             29,798                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Portfolio Builder Moderate Conservative              88,986            154,618             28,321                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Portfolio Builder Total Equity                      103,536            123,254             10,069                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Small Company Index                               1,997,297          4,471,167                N/A                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
S&P 500 Index                                           N/A                N/A                N/A           $169,434
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
---------------------------------------------------------------------------------------------------------------------
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Equity Value                                      2,181,335          2,942,254             34,607                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Precious Metals                                     162,502            190,923             17,490                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Small Cap Advantage                               1,548,853          2,477,943            123,637                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Small Cap Growth                                    448,569            839,539             76,227                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Strategy Aggressive                               1,298,856          1,840,696             21,193                N/A
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
---------------------------------------------------------------------------------------------------------------------
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Aggressive Growth                                    53,023             48,357              3,331                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Fundamental Growth                                   41,230             53,576              2,998                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Fundamental Value                                 1,207,593          2,384,944            146,962                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
High Yield Bond                                   4,680,366          7,125,474            395,850                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Select Value                                      1,225,074          1,930,026            115,118                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Selective                                         1,638,968          1,516,008             49,992                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Short Duration U.S. Government                    2,696,008          7,653,428            311,601                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Small Cap Equity                                    272,058            431,058             38,537                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Small Cap Value                                   1,851,124          3,558,899            222,997                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
U.S. Government Mortgage                            427,918          1,109,871            125,193                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Value                                               678,394          1,516,583             96,685                N/A
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30
---------------------------------------------------------------------------------------------------------------------
------------------------------------------ ----------------- ------------------ ------------------ ------------------
California Tax-Exempt
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Dividend Opportunity
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Insured Tax-Exempt
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Massachusetts Tax-Exempt
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Michigan Tax-Exempt
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Minnesota Tax-Exempt
------------------------------------------ ----------------- ------------------ ------------------ ------------------
New York Tax-Exempt
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Ohio Tax-Exempt
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Real Estate
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31
---------------------------------------------------------------------------------------------------------------------
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Cash Management
------------------------------------------ ----------------- ------------------ ------------------ ------------------

------------------------------------------ ----------------- ------------------ ------------------ ------------------
                                               Class A            Class B            Class C            Class D
---------------------------------------------------------------------------------------------------------------------
Core Bond
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Disciplined Equity
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Discovery
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Growth
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Income Opportunities
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Inflation Protected Securities
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Large Cap Equity
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Large Cap Value
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Limited Duration Bond
------------------------------------------ ----------------- ------------------ ------------------ ------------------
New Dimensions
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending August 31
---------------------------------------------------------------------------------------------------------------------
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Diversified Bond                                  5,209,432          7,944,719            241,016                N/A
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending September 30
---------------------------------------------------------------------------------------------------------------------
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Balanced                                          2,814,685          1,376,547             28,213                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Diversified Equity Income                         5,224,755          8,381,118            317,426                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Mid Cap Value                                       549,492            998,282             49,648                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Stock                                             4,245,423          1,877,379             32,180                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Strategic Allocation                              2,277,239          1,085,304             37,928                N/A
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31
---------------------------------------------------------------------------------------------------------------------
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Global Bond                                         952,565          1,560,487             50,444                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Global Technology                                   375,071            644,615             42,622                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
International Aggressive Growth                     332,586            423,534             25,270                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
International Equity                                205,952            192,318             13,300                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
International Select Value                        1,251,975          1,947,966            101,585                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
International Small Cap                             105,681             95,201              4,458                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Emerging Markets                                    438,042            756,560              9,336                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
European Equity                                     220,429            388,890             15,823                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Global Balanced                                     136,721            320,051              7,301                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Global Equity                                       894,340          1,283,273              9,589                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
International Opportunity                           773,809            795,312             13,470                N/A
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending November 30
---------------------------------------------------------------------------------------------------------------------
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Mid Cap Growth                                    3,701,465          4,312,934            147,541                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Tax-Exempt High Income                           10,363,982          2,912,090            293,295                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Intermediate Tax-Exempt Bond                        326,960            258,071            107,144                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Tax-Exempt Bond                                   1,800,449            429,863             52,734                N/A
---------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31
---------------------------------------------------------------------------------------------------------------------
------------------------------------------ ----------------- ------------------ ------------------ ------------------
Tax-Exempt Money Market                             143,129                N/A                N/A                N/A
------------------------------------------ ----------------- ------------------ ------------------ ------------------

REVENUE SHARING

[Language to be inserted]

CUSTODIAN AGREEMENT

Custody information varies depending on the fund's investment category. You can find your fund's investment category in Table 1.

For Balanced, Equity, Funds of Funds, Taxable Money Market and Taxable Bond Funds other than Diversified Bond, High Yield Bond and Selective: The fund's securities and cash are held by Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

For State Tax-Exempt Bond, Tax-Exempt Bond and Tax-Exempt Money Market Funds, as well as Diversified Bond, High Yield Bond, and Selective: The fund's securities and cash are held by U.S. Bank National Association, 180 E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

For all funds: The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the fund's sub-custodian agreement.

Organizational Information

Each fund is an open-end management investment company. The fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

As a shareholder in a fund, you have voting rights over the fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of Board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by a fund, if any, with respect to each applicable class of shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

    Table 25. Fund History Table for All Publicly Offered American Express Funds

--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
                                                              Date First
                   Fund*                         Date of      Offered to      Form of       State of     Fiscal Year
                                              Organization      Public     Organization   Organization       End       Diversified
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
California Tax-Exempt Trust                      4/7/86                      Business            MA          6/30
                                                                             Trust(2)
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    California Tax-Exempt Fund                                  8/18/86                                                    No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Dimensions Series, Inc                          2/20/68,                    Corporation       NV/MN          7/31
                                               6/13/86(1)
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    New Dimensions Fund                                          8/1/68                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Discovery Series, Inc.                          4/29/81,                    Corporation       NV/MN          7/31
                                               6/13/86(1)
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Core Bond Fund                                              6/19/03                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Discovery Fund                                              8/24/81                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Income Opportunities Fund                                   6/19/03                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Inflation Protected Securities Fund                          3/4/04                                                    No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Limited Duration Bond Fund                                  6/19/03                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Equity Series, Inc.                             3/18/57,                    Corporation       NV/MN         11/30
                                               6/13/86(1)
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Mid Cap Growth Fund(7)                                       6/4/57                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Fixed Income Series, Inc.                       6/27/74,                    Corporation       NV/MN          8/31
                                               6/31/86(1)
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Diversified Bond Fund(3)                                    10/3/74                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------

--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
                                                              Date First
                   Fund*                         Date of      Offered to      Form of       State of     Fiscal Year
                                              Organization      Public     Organization   Organization       End       Diversified
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Global Series, Inc.                             10/28/88                    Corporation          MN         10/31
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Emerging Markets Fund(6)                                   11/13/96                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Global Balanced Fund(6)                                    11/13/96                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Global Bond Fund                                            3/20/89                                                    No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Global Equity Fund(4),(6)                                   5/29/90                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Global Technology Fund                                     11/13/96                                                    No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Government Income Series, Inc.                   3/12/85                    Corporation          MN          5/31
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Short Duration U.S. Government Fund(3)                      8/19/85                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    U.S. Government Mortgage Fund 2/14/02 Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Growth Series, Inc.                             5/21/70,                    Corporation       NV/MN          7/31
                                               6/13/86(1)
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Disciplined Value Fund(7)                                   4/24/03                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Growth Fund                                                  3/1/72                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Large Cap Equity Fund                                       3/28/02                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Large Cap Value Fund                                        6/27/02                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
High Yield Income Series, Inc.                   8/17/83                    Corporation          MN          5/31
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    High Yield Bond Fund(3)                                     12/8/83                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
High Yield Tax-Exempt Series, Inc.              12/21/78;                   Corporation       NV/MN         11/30
                                               6/13/86(1)
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Tax-Exempt High Income Fund(7)                               5/7/79                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Income Series, Inc.                             2/10/45;                    Corporation       NV/MN          5/31
                                               6/13/86(1)
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Selective Fund                                               4/6/45                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
International Series, Inc.                       7/18/84                    Corporation          MN         10/31
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    European Equity Fund(6)                                     6/26/00                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    International Opportunity Fund(6), (7)                     11/15/84                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Investment Series, Inc.                         1/18/40;                    Corporation       NV/MN          9/30
                                               6/13/86(1)
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Balanced Fund(7)                                           4/16/40                                                     Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Diversified Equity Income Fund                             10/15/90                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Mid Cap Value Fund                                          2/14/02                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Managed Series, Inc.                             10/9/84                    Corporation          MN          9/30
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Strategic Allocation Fund(7)                                1/23/85                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Market Advantage Series, Inc.                    8/25/89                    Corporation          MN          1/31
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Portfolio Builder Conservative Fund                          3/4/04                                                    No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Portfolio Builder Moderate Conservative                      3/4/04                                                    No
    Fund
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Portfolio Builder Moderate Fund                              3/4/04                                                    No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Portfolio Builder Moderate Aggressive                        3/4/04                                                    No
    Fund
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Portfolio Builder Aggressive Fund                            3/4/04                                                    No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Portfolio Builder Total Equity Fund                          3/4/04                                                    No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    S&P 500 Index Fund                                         10/25/99                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Small Company Index Fund                                    8/19/96                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Money Market Series, Inc.                       8/22/75;                    Corporation       NV/MN          7/31
                                               6/13/86(1)
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Cash Management Fund                                        10/6/75                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Partners Series, Inc.                            3/20/01                    Corporation          MN          5/31
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Aggressive Growth Fund                                      4/24/03                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Fundamental Growth Fund(7)                                  4/24/03                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Fundamental Value Fund                                      6/18/01                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Select Value Fund                                            3/8/02                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Small Cap Equity Fund(7)                                     3/8/02                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Small Cap Value Fund                                        6/18/01                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Value Fund                                                  6/18/01                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Partners International Series, Inc.              5/9/01                     Corporation          MN         10/31
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    International Aggressive Growth Fund                        9/28/01                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    International Equity Fund(7)                                10/3/02                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    International Select Value Fund                             9/28/01                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    International Small Cap Fund                                10/3/02                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------

--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
                                                              Date First
                   Fund*                         Date of      Offered to      Form of       State of     Fiscal Year
                                              Organization      Public     Organization   Organization       End       Diversified
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Sector Series, Inc.                              3/25/88                    Corporation          MN          6/30
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Dividend Opportunity Fund(5)                                 8/1/88                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Real Estate Fund                                             3/4/04                                                    No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Selected Series, Inc.                            10/5/84                    Corporation          MN          3/31
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Precious Metals Fund                                        4/22/86                                                    No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Special Tax-Exempt Series Trust                  4/7/86                      Business            MA          6/30
                                                                             Trust(2)
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Insured Tax-Exempt Fund                                     8/18/86                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Massachusetts Tax-Exempt Fund                                7/2/87                                                    No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Michigan Tax-Exempt Fund                                     7/2/87                                                    No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Minnesota Tax-Exempt Fund                                   8/18/86                                                    No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    New York Tax-Exempt Fund                                    8/18/86                                                    No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Ohio Tax-Exempt Fund                                         7/2/87                                                    No
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Stock Series, Inc.                              2/10/45,                    Corporation       NV/MN          9/30
                                               6/13/86(1)
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Stock Fund                                                   4/6/45                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Strategy Series, Inc.                            1/24/84                    Corporation          MN          3/31
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Equity Value Fund                                           5/14/84                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Small Cap Growth Fund                                       1/24/01                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Small Cap Advantage Fund                                     5/4/99                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Strategy Aggressive Fund                                    5/14/84                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Tax-Exempt Series, Inc.                         9/30/76,                    Corporation       NV/MN         11/30
                                               6/13/86(1)
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Intermediate Tax-Exempt Fund                               11/13/96                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Tax-Exempt Bond Fund                                       11/24/76                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
Tax-Free Money Series, Inc.                     2/29/80,                    Corporation       NV/MN         12/31
                                               6/13/86(1)
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------
    Tax-Exempt Money Market Fund(7)                              8/5/80                                                    Yes
--------------------------------------------- -------------- ------------- -------------- -------------- ------------- ------------

* Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource Funds and the names Threadneedle and Partners were removed from fund names.

(1)  Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

(3) Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund.

(4) Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.

(5) Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.

(6) Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Balanced Fund changed its name to Threadneedle Global Balanced Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund.

(7) Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, Mutual changed its name to Balanced Fund, Partners Growth Fund changed its name to Fundamental Growth Fund, Partners International Core Fund changed its name to International Equity Fund, Partners Small Cap Core Fund changed its name to Small Cap Equity Fund, Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund, and Tax-Free Money Fund changed its name to Tax-Exempt Money Market Fund.

Board Members and Officers

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of each fund's Board members. Each member oversees 14 Master Trust portfolios and 90 RiverSource Funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board.

                                             Table 26. Board Members

Independent Board Members

----------------------------- ---------------- ------------------------ ----------------------- ----------------
                              Position held
Name,                         with Fund
address,                      and length of    Principal occupation     Other                   Committee
age                           service          during past five years   directorships           memberships
----------------------------- ---------------- ------------------------ ----------------------- ----------------
Arne H. Carlson               Board member     Chair, Board Services                            Joint Audit,
901 S. Marquette Ave.         since 1999       Corporation                                      Contracts,
Minneapolis, MN 55402                          (provides                                        Executive,
Age 70                                         administrative                                   Investment
                                               services to boards).                             Review,
                                               Former Governor                                  Board
                                               of Minnesota                                     Effectiveness
----------------------------- ---------------- ------------------------ ----------------------- ----------------
Philip J. Carroll, Jr.        Board member     Retired Chairman and     Scottish Power PLC,     Joint Audit,
901 S. Marquette Ave.         since 2002       CEO, Fluor               Vulcan Materials        Executive,
Minneapolis, MN 55402                          Corporation              Company, Inc.           Investment
Age 67                                         (engineering and         (construction           Review
                                               construction)
                                               materials/chemicals) since 1998
----------------------------- ---------------- ------------------------ ----------------------- ----------------
Livio D. DeSimone             Board member     Retired Chair of the     Cargill, Incorporated   Joint Audit,
30 Seventh Street East        since 2001       Board and Chief          (commodity              Executive,
Suite 3050                                     Executive Officer,       merchants and           Investment
St. Paul, MN 55101-4901                        Minnesota Mining and     processors), General    Review
Age 71                                         Manufacturing (3M)       Mills, Inc. (consumer
                                                                        foods), Vulcan
                                                                        Materials Company
                                                                        (construction
                                                                        materials/chemicals),
                                                                        Milliken &
                                                                        Company (textiles and
                                                                        chemicals), and
                                                                        Nexia
                                                                        Biotechnologies, Inc.
----------------------------- ---------------- ------------------------ ----------------------- ----------------
Patricia M. Flynn             Board member     Trustee Professor of                             Investment
901 S. Marquette Ave.         since 2004       Economics and                                    Review,
Minneapolis, MN 55402                          Management, Bentley                              Joint Audit
Age 54                                         College since 2002;
                                               former Dean, McCallum
                                               Graduate School
                                               of Business, Bentley
                                               College from
                                               1992 to 2002
----------------------------- ---------------- ------------------------ ----------------------- ----------------
Anne P. Jones                 Board member     Attorney and Consultant                          Joint Audit,
901 S. Marquette Ave.         since 1985                                                        Board
Minneapolis, MN 55402                                                                           Effectiveness,
Age 70                                                                                          Executive,
                                                                                                Investment
                                                                                                Review
----------------------------- ---------------- ------------------------ ----------------------- ----------------
Stephen R. Lewis, Jr.         Board member     Retired President and    Valmont Industries,     Contracts,
901 S. Marquette Ave.         since 2002       Professor of             Inc.  (manufactures     Investment
Minneapolis, MN 55402                          Economics, Carleton      irrigation systems)     Review,
Age 66                                         College                                          Executive,
                                                                                                Board
                                                                                                Effectiveness
----------------------------- ---------------- ------------------------ ----------------------- ----------------
Catherine James Paglia        Board member     Director, Enterprise     Strategic               Investment
901 S. Marquette Ave.         since 2004       Asset Management,        Distribution, Inc.      Review,
Minneapolis, MN 55402                          Inc. (private real       (transportation,        Contracts
Age 52                                         estate and asset         distribution and
                                               management company)      logistics consultants)
                                               since 1999
----------------------------- ---------------- ------------------------ ----------------------- ----------------
Alan K. Simpson               Board member     Former three-term                                Investment
1201 Sunshine Ave.            since 1997       United States Senator                            Review,
Cody, WY 82414                                 for Wyoming                                      Board
Age 73                                                                                          Effectiveness
----------------------------- ---------------- ------------------------ ----------------------- ----------------
Alison Taunton-Rigby          Board member     Founder and Chief        Hybridon, Inc.          Investment
901 S. Marquette Ave.         since 2002       Executive Officer,       (biotechnology)         Review,
Minneapolis, MN 55402                          RiboNovix, Inc. since                            Contracts
Age 61                                         2004;
                                               President, Forester
                                               Biotech since 2000;
                                               prior to that,
                                               President and CEO,
                                               Aquila
                                               Biopharmaceuticals,
                                               Inc.
----------------------------- ---------------- ------------------------ ----------------------- ----------------

Board Members Affiliated with Ameriprise Financial, Inc.*

--------------------------------------- -------------------- ------------------------ --------------------- ----------------
Name,                                   Position held with
address,                                Fund and length of   Principal occupation     Other                 Committee
age                                     service              during past five years   directorships         Memberships
--------------------------------------- -------------------- ------------------------ --------------------- ----------------
William F. Truscott                     Board member         Senior Vice President                          Investments
53600 Ameriprise Financial Center       since 2001,          - Chief Investment
Minneapolis, MN 55474                   Vice President       Officer of Ameriprise
Age 44                                  since 2002           Financial since 2001.
                                                             Former Chief
                                                             Investment Officer and
                                                             Managing Director,
                                                             Zurich Scudder
--------------------------------------- -------------------- ------------------------ --------------------- ----------------

* Interested person by reason of being an officer, director and/or employee of Ameriprise Financial.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is vice president, the fund's other officers are:
                                                         Table 27. Fund Officers

--------------------------------------- -------------------- ------------------------ --------------------- ----------------
Name,                                   Position held with
address,                                Fund and length of   Principal occupation     Other                 Committee
age                                     service              during past five years   directorships         Memberships
--------------------------------------- -------------------- ------------------------ --------------------- ----------------
Jeffrey P. Fox                          Treasurer            Vice President - Investment
105 Ameriprise Financial Center         since 2002           Accounting, Ameriprise
Minneapolis, MN 55474                                        Financial, since 2002; Vice
Age 50                                                       President - Finance,
                                                             American Express Company,
                                                             2000-2002; Vice President -
                                                             Corporate
                                                             Controller, AEFC, 1996-2000
--------------------------------------- -------------------- ------------------------ --------------------- ----------------
Paula R. Meyer                          President            Senior Vice President and
596 Ameriprise Financial Center         since 2002           General
Minneapolis, MN 55474                                        Manager - Mutual Funds,
Age 51                                                       Ameriprise Financial, since
                                                             2002; Vice President and
                                                             Managing Director - American
                                                             Express Funds, AEFC,
                                                             2000-2002; Vice President,
                                                             AEFC, 1998-2000
--------------------------------------- -------------------- ------------------------ --------------------- ----------------
Leslie L. Ogg                           Vice President,      President of Board Services
901 S. Marquette Ave.                   General              Corporation
Minneapolis, MN 55402                   Counsel, and
Age 66                                  Secretary since
                                        1978

--------------------------------------- -------------------- ------------------------ --------------------- ----------------
Beth E. Weimer                          Chief                Vice President and Chief
172 Ameriprise Financial Center         Compliance           Compliance Officer,
Minneapolis, MN 55402                   Officer since        Ameriprise Financial, since
Age 52                                  2004                 2001; Vice President and
                                                             Chief Compliance Officer,
                                                             AEFA, 2001-2005; Partner,
                                                             Arthur Andersen Regulatory
                                                             Risk Services, 1998-2001
--------------------------------------- -------------------- ------------------------ --------------------- ----------------


Responsibilities of Board with respect to fund management

The Board initially approves an Investment Management Services Agreement and other contracts with RiverSource Investments and its affiliates, its subsidiaries, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and RiverSource Investments' profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work

Executive Committee -- Acts for the Board between meetings of the Board.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the Board and makes recommendations to the independent directors regarding the selection of the independent public accountant.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

Board Effectiveness Committee -- Recommends to the Board the size, structure and composition for the Board; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, RiverSource Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

This table shows the number of times the committees met during each fund's most recent fiscal period. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                                                    Table 28. Committee Meetings

------------------------------------ ---------------- -------------- --------------- ---------------- --------------
                                                                       Investment         Board
                                        Executive      Joint Audit       Review       Effectiveness     Contracts
                                        Committee       Committee      Committee        Committee       Committee
------------------------------------ ---------------- -------------- --------------- ---------------- --------------
For funds with fiscal period                1               4              4                5               5
ending January 31
------------------------------------ ---------------- -------------- --------------- ---------------- --------------
For funds with fiscal period                1               4              3                5               5
ending March 31
------------------------------------ ---------------- -------------- --------------- ---------------- --------------
For funds with fiscal period                1               4              4                5               5
ending May 31
------------------------------------ ---------------- -------------- --------------- ---------------- --------------
For funds with fiscal period                1               4              3                5               6
ending June 30
------------------------------------ ---------------- -------------- --------------- ---------------- --------------
For funds with fiscal period
ending July 31
------------------------------------ ---------------- -------------- --------------- ---------------- --------------
For funds with fiscal period                1               4              4                3               7
ending August  31
------------------------------------ ---------------- -------------- --------------- ---------------- --------------
For funds with fiscal period                1               4              4                3               7
ending September 30
------------------------------------ ---------------- -------------- --------------- ---------------- --------------
For funds with fiscal period                1               5              4                4               7
ending October  31
------------------------------------ ---------------- -------------- --------------- ---------------- --------------
For funds with fiscal period                1               4              4                3               6
ending November 30
------------------------------------ ---------------- -------------- --------------- ---------------- --------------
For funds with fiscal period                1               4              4                3               7
ending December  31
------------------------------------ ---------------- -------------- --------------- ---------------- --------------

BOARD MEMBER HOLDINGS

The following tables show the Board members' ownership of the funds.

All funds. This table shows the dollar range of equity securities beneficially owned on Dec. 31, 2004 of all funds overseen by the Board member.

                                     Table 29. Board Member Holdings - All Funds

Based on net asset values as of Dec. 31, 2004

-------------------------- -----------------------------------------------------
Board member                  Aggregate dollar range of equity securities of all
                                        funds overseen by Board member
-------------------------- -----------------------------------------------------
Arne H. Carlson            Over $100,000
-------------------------- -----------------------------------------------------
Philip J. Carroll, Jr.*    None
-------------------------- -----------------------------------------------------
Livio D. DeSimone*         Over $100,000
-------------------------- -----------------------------------------------------
Patricia M. Flynn          $10,001 - $50,000
-------------------------- -----------------------------------------------------
Anne P. Jones              Over $100,000
-------------------------- -----------------------------------------------------
Stephen R. Lewis, Jr.*     $10,001 - $50,000
-------------------------- -----------------------------------------------------
Catherine James Paglia     None
-------------------------- -----------------------------------------------------
Alan K. Simpson            $50,000 -  $100,000
-------------------------- -----------------------------------------------------
Alison Taunton-Rigby       Over $100,000
-------------------------- -----------------------------------------------------
William F. Truscott        Over $100,000
-------------------------- -----------------------------------------------------

* Three independent directors have deferred compensation invested in share equivalents.

  As of Dec. 31, 2004, each owned:

         Philip J. Carroll, Jr.......................$10,001-$50,000

         Livio D. DeSimone...........................Over $100,000

         Stephen R. Lewis, Jr. ......................$50,001-$100,000

Holdings in each individual fund. This table shows the dollar range of equity securities beneficially owned on Dec. 31, 2004 of each fund.

                              Table 30. Board Member Holdings - Individual Funds

---------------- --------------------------------------------------------------------------------------------------------------
     Fund                                        Dollar range of equity securities in the fund
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
                  Carlson    Carroll    DeSimone     Flynn      Jones      Lewis      Paglia   Simpson    Taunton    Truscott
                                                                                                           Rigby
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Aggressive          None       None       None       None       None        None       None      None      None        None
Growth
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Balanced            None       None       None       None       None        None       None      None      None      $50,001-
                                                                                                                     $100,000
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
California          None       None       None       None       None        None       None      None      None        None
Tax-Exempt
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Cash              $10,001-     None       None       None       None        None       None      $1-       None        None
Management        $50,000                                                                       10,000
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Core                None       None       None       None       None        None       None      None      None        None
Bond
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Disciplined       $10,001-     None       None       None       None        None       None      None      None      $10,001-
Equity            $50,000                                                                                            $50,000
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Discovery           None       None       None       None       None        None       None      None      None        None
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Diversified         None       None       None       None     $10,001-      None       None      None      None      $10,001-
Bond                                                          $50,000                                                $50,000
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Diversified         None       None       None       None       None      $10,001-     None      None    $10,001-      None
Equity                                                                    $50,000                        $50,000
Income                                                                       C
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Dividend          $10,001-     None       None       None       None        None       None      None      None     Over
Opportunity       $50,000                                                                                            $100,000
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Emerging            None       None       None       None       None        None       None      None      None      $10,001-
Markets                                                                                                              $50,000
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Equity              None       None       None       None       None        None       None      None      None        None
Value
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
European            None       None       None       None       None        None       None      None      None        None
Equity
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Fundamental         None       None       None       None       None        None       None      None      None        None
Growth
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------

---------------- --------------------------------------------------------------------------------------------------------------
     Fund                                        Dollar range of equity securities in the fund
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
                  Carlson    Carroll    DeSimone     Flynn      Jones      Lewis      Paglia   Simpson    Taunton    Truscott
                                                                                                           Rigby
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Fundamental       $10,001-     None       None       None       None        None       None      None      None        None
Value             $50,000
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Global              None       None       None       None       None        None       None      None      None        None
Balanced
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Global              None       None       None       None     $50,001-      None       None      None      None        None
Bond                                                          $100,000
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Global              None       None       None       None       None        None       None      None      None        None
Equity
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Global              None        A         None       None       None        None       None      None    $10,001-    $10,001-
Technology                                                                                               $50,000     $50,000
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Growth              None       None       None       None     $10,001-      None       None      None    $10,001-    $50,001-
                                                              $50,000                                    $50,000     $100,000
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
High                None       None       None       None       Over        None       None      None      None        Over
Yield                                      B                  $100,000                                               $100,000
Bond
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Income              None       None       Over       None       None        None       None      None      None      $10,001-
Opportunities                           $100,000                                                                     $50,000
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Inflation           None       None       None       None       None        None       None      None      None        None
Protected
Securities
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Insured             None       None       None       None       None        None       None      None      None        None
Tax-Exempt
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Intermediate        None       None       None       None       None        None       None      None      None      $50,001-
Tax-Exempt                                                                                                           $100,000
Bond
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
International       None       None       None       None       None        None       None      None      None        None
Aggressive
Growth
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
International       None       None       None       None       None        None       None      None      None        None
Equity
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
International       None       None       None       None       None        None       None    $10,001-    None        Over
Opportunity                                                                                    $50,000               $100,000
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
International       None       None       None       None       None        None       None      None      None        None
Select
Value
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
International       None       None       None       None       None        None       None      None      None        None
Small
Cap
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Large               None       None       None       None       None        None       None      None    $10,001-     Over
Cap                                                                                                      $50,000    $100,000
Equity
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Large               None       None       None       None       None        None       None      None    $10,001-    $50,001-
Cap                                                                                                      $50,000     $100,000
Value
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Limited             None       None       None       None       None        None       None      None      None        None
Duration
Bond
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Massachusetts       None       None       None       None       None        None       None      None      None        Over
Tax-Exempt                                                                                                           $100,000
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Michigan            None       None       None       None       None        None       None      None      None        None
Tax-Exempt
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Mid                 None       None       None       None       None      $10,001-     None      None      None      $50,001-
Cap                                                                       $50,000                                    $100,000
Growth
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Mid                 None       None       None       None       None        None       None      None      None      $10,001-
Cap                                                                                                                  $50,000
Value
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Minnesota           None       None       None       None       None        None       None      None      None        None
Tax-Exempt
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
New                 None       None       None       None     Over          None       None      None      None        None
Dimensions                                                    $100,000
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
New                 None       None       None       None       None        None       None      None      None        None
York
Tax-Exempt
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Ohio                None       None       None       None       None        None       None      None      None        None
Tax-Exempt
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Portfolio           None       None       None       None       None        None       None      None      None        None
Builder
Aggressive
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Portfolio           None       None       None       None       None        None       None      None      None        None
Builder
Conservative
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Portfolio           None       None       None       None       None        None       None      None      None        None
Builder
Moderate
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Portfolio           None       None       None       None       None        None       None      None      None        None
Builder
Moderate
Aggressive
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Portfolio           None       None       None       None       None        None       None      None      None        None
Builder
Moderate
Conservative
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Portfolio           None       None       None       None       None        None       None      None      None        None
Builder
Total
Equity
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Precious            None       None       None       None       None        None       None      None      None        None
Metals
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Real                None       None       None       None       None        None       None      None      None      $50,001-
Estate                                                                                                               $100,000
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------

---------------- --------------------------------------------------------------------------------------------------------------
     Fund                                        Dollar range of equity securities in the fund
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
                  Carlson    Carroll    DeSimone     Flynn      Jones      Lewis      Paglia   Simpson    Taunton    Truscott
                                                                                                           Rigby
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
S&P                 None       None       None       None       None        None       None      None      None        None
500
Index
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Select            $10,001-     None       Over       None       None        None       None      None      None        None
Value             $50,000               $100,000
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Selective           None       None       None       None     $10,001-      None       None      None      None        None
                                                              $50,000
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Short               None       None       None       None       Over        None       None      None      None        None
Duration                                                      $100,000
U.S.
Government
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Small               None       None       Over       None       None        None       None      None      None        None
Cap                                     $100,000
Advantage                                   B
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Small               None       None       None       None       None        None       None      None      None        None
Cap
Equity
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Small               None       None       None       None       None        None       None      None      None        None
Cap
Growth
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Small               None       None       None       None       None        None       None      None      None        None
Cap                                        B
Value
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Small               None       None       None       None       Over        None       None      None      None        None
Company                                                       $100,000
Index
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Stock               None       None       None       None       None        None       None      None      None        None
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Strategic         $50,001-     None       None     $10,001-     None        None       None      None      None      $10,001-
Allocation        $100,000                         $50,000                                                           $50,000
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Strategy            None       None       None       None       None        None       None      None      None        None
Aggressive
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Tax-Exempt          None       None       None       None     $10,001-      None       None      None      None        None
Bond                                                          $50,000
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Tax-Exempt          None       None       Over       None       None        None       None      None      None      $50,001-
High                                    $100,000                                                                     $100,000
Income
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Tax-Exempt          None       None       None       None       None        None       None      None      None        None
Money
Market
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
U.S.                None       None       None       None       None        None       None      None      None        None
Government
Mortgage
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------
Value               None       None       None       None       None        None       None      None      None        None
---------------- ----------- --------- ----------- ---------- ---------- ----------- --------- --------- ---------- -----------

Deferred compensation invested in share equivalents:

A.  Carroll       Global Technology...............$10,001-$50,000

B.  DeSimone      High Yield Bond.................$50,001-$100,000
                  Small Cap Value.................$50,001-$100,000
                  Small Cap Advantage.............$50,001-$100,000

C.  Lewis         International Opportunity.......$10,001-$50,000
                  Diversified Equity Income.......$50,001-$100,000
                  Emerging Markets................$10,001-$50,000

As of 30 days prior to the date of this SAI, the Board members and officers as a group owned less than 1% of the outstanding shares of any class of any fund.

COMPENSATION OF BOARD MEMBERS

Total compensation. The following table shows the total compensation paid to independent Board members from all the funds in the last fiscal year.

                                 Table 31. Board Member Compensation - All Funds

-------------------------------------------------- ---------------------------------------------------------
Board members*                                                     Total Cash Compensation
                                                   from RiverSource Funds and Preferred Trust Master Trust
                                                                  Group Paid to Board Member
-------------------------------------------------- ---------------------------------------------------------
Philip J. Carroll, Jr.
-------------------------------------------------- ---------------------------------------------------------
Livio D. DeSimone
-------------------------------------------------- ---------------------------------------------------------
Patricia M. Flynn
-------------------------------------------------- ---------------------------------------------------------
Anne P. Jones
-------------------------------------------------- ---------------------------------------------------------
Stephen R. Lewis, Jr.
-------------------------------------------------- ---------------------------------------------------------
Catherine James Paglia
-------------------------------------------------- ---------------------------------------------------------
Alan K. Simpson
-------------------------------------------------- ---------------------------------------------------------
Alison Taunton-Rigby
-------------------------------------------------- ---------------------------------------------------------

* Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

Compensation from each fund. The following table shows the compensation to the Board members from each fund during its last fiscal period.

                         Table 32. Board Member* Compensation - Individual Funds

-------------------------------------------------- ---------------------------------------------------------------------------------
Fund                                                                      Aggregate Compensation from Fund
-------------------------------------------------- ---------------------------------------------------------------------------------
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
                                                    Carroll    DeSimone     Flynn    Jones    Lewis    Paglia   Simpson    Taunton-
                                                                                                                              Rigby
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending January 31
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Portfolio Builder Aggressive                             **          **        **       **       **        **        **          **
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Portfolio Builder Conservative                           **          **        **       **       **        **        **          **
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Portfolio Builder Moderate                               **          **        **       **       **        **        **          **
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Portfolio Builder Moderate Aggressive                    **          **        **       **       **        **        **          **
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Portfolio Builder Moderate Conservative                  **          **        **       **       **        **        **          **
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Portfolio Builder Total Equity                           **          **        **       **       **        **        **          **
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
S&P 500 Index - total                                 1,169       1,345       442    1,445    1,595       417     1,042       1,242
     Amount deferred                                  1,169       1,345       108        0      638         0         0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Small Company Index - total                           1,677       1,854       533    1,954    2,104       550     1,550       1,750
     Amount deferred                                  1,677       1,854       133        0      827         0         0           0
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending March 31
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Equity Value - total                                              1,755       692    1,905    2,005       758     1,450       1,700
   Amount deferred                                    1,628       1,755       213        0      803         0         0           0
                                                      1,628
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Precious Metals - total                                           1,105       483    1,255    1,355       492       800       1,050
   Amount deferred                                      979       1,105       138        0      550         0         0           0
                                                        979
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Small Cap Advantage - total                           1,403       1,530       642    1,680    1,780       683     1,225       1,475
   Amount deferred                                    1,403       1,530       200        0      722         0         0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Small Cap Growth - total                              1,079       1,205       517    1,355    1,455       533       900       1,150
   Amount deferred                                    1,079       1,205       150        0      590         0         0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Strategy Aggressive - total                           1,353       1,480       592    1,630    1,730       633     1,175       1,425
   Amount deferred                                    1,353       1,480       175        0      693         0         0           0
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending May 31
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Aggressive Growth - total                             1,020       1,147       750    1,347    1,448       758       842       1,092
   Amount deferred                                    1,020       1,147       271        0      556         0         0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Fundamental Growth - total                            1,428       1,555       992    1,755    1,857     1,033     1,250       1,500
   Amount deferred                                    1,428       1,555       375        0      715         0         0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Fundamental Value - total                             1,270       1,397       892    1,597    1,748       917     1,142       1,392
   Amount deferred                                    1,270       1,397       333        0      670         0         0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
High Yield Bond - total                               1,529       1,655     1,000    1,855    2,007     1,050     1,400       1,650
   Amount deferred                                    1,529       1,655       375        0      765         0         0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Select Value - total                                  1,320       1,447       900    1,647    1,798       933     1,192       1,442
   Amount deferred                                    1,320       1,447       333        0      686         0         0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Selective - total                                     1,129       1,255       800    1,455    1,607       817     1,000       1,250
   Amount deferred                                    1,129       1,255       292        0      613         0         0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Short Duration U.S. Government - total                1,395       1,522       908    1,722    1,873       950     1,267       1,517
   Amount deferred                                    1,395       1,522       333        0      711         0         0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Small Cap Equity - total                              1,029       1,155       750    1,355    1,507       758       900       1,150
   Amount deferred                                    1,029       1,155       271        0      575         0         0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Small Cap Value - total                               1,595       1,722     1,050    1,922    2,073     1,108     1,467       1,717
   Amount deferred                                    1,595       1,722       396        0      792         0         0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
U.S. Government Mortgage - total                      1,129       1,255       800    1,455    1,607       817     1,000       1,250
   Amount deferred                                    1,129       1,255       292        0      613         0         0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Value - total                                         1,220       1,347       850    1,547    1,698       875     1,092       1,342
   Amount deferred                                    1,220       1,347       313        0      648         0         0           0
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending June 30
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
California Tax-Exempt - total
     Amount deferred
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Dividend Opportunity - total
     Amount deferred
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------

-------------------------------------------------- ---------------------------------------------------------------------------------
Fund                                                                      Aggregate Compensation from Fund
-------------------------------------------------- ---------------------------------------------------------------------------------
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
                                                    Carroll    DeSimone     Flynn    Jones    Lewis    Paglia   Simpson    Taunton-
                                                                                                                              Rigby
------------------------------------------------------------------------------------------------------------------------------------
Insured Tax-Exempt - total
     Amount deferred
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Massachusetts Tax-Exempt - total
     Amount deferred
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Michigan Tax-Exempt - total
     Amount deferred
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Minnesota Tax-Exempt - total
     Amount deferred
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
New York Tax-Exempt - total
     Amount deferred
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Ohio Tax-Exempt - total
     Amount deferred
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Real Estate
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending July 31
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Cash Management -  total
     Amount deferred
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Core Bond - total
     Amount deferred
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Disciplined Equity - total
     Amount deferred
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Discovery - total
     Amount deferred
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Growth - total
     Amount deferred
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Income Opportunities - total
     Amount deferred
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Inflation Protected Securities - total
     Amount deferred
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Large Cap Equity - total
     Amount deferred
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Large Cap Value - total
     Amount deferred
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Limited Duration Bond - total
     Amount deferred
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
New Dimensions - total
     Amount deferred
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending August 31
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Diversified Bond - total                              2,394       3,287         0    3,237    3,437         0     3,033       3,283
     Amount deferred                                  2,394       3,287                  0    1,490                   0           0
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending September 30
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Balanced - total                                      1,177       1,304         0    1,354    1,504         0     1,150       1,350
     Amount deferred                                  1,177       1,304                  0      611                   0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Diversified Equity Income - total                     1,460       1,604         0    1,654    1,804         0     1,450       1,650
     Amount deferred                                  1,460       1,604                  0      717                   0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Mid Cap Value - total                                 1,060       1,154         0    1,204    1,354         0     1,000       1,200
     Amount deferred                                  1,060       1,154                  0      548                   0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Stock - total                                         1,427       1,604         0    1,654    1,804         0     1,450       1,650
     Amount deferred                                  1,427       1,604                  0      730                   0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Strategic Allocation - total                          1,094       1,204         0    1,254    1,404         0     1,050       1,250
     Amount deferred                                  1,094       1,204                  0      571                   0           0
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending October 31
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Emerging Markets - total                              1,035       1,062         0    1,162    1,312         0     1,008       1,108
     Amount deferred                                  1,035       1,062                  0      514                   0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
European Equity - total                               1,069       1,104         0    1,204    1,354         0     1,050       1,150
     Amount deferred                                  1,069       1,104                  0      532                   0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Global Balanced - total                               1,069       1,104         0    1,204    1,354         0     1,050       1,150
   Amount deferred                                    1,069       1,104                  0      532                   0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Global Bond - total                                   1,069       1,104         0    1,204    1,354         0     1,050       1,150
     Amount deferred                                  1,069       1,104                  0      532                   0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Global Equity - total                                 1,069       1,104         0    1,204    1,354         0     1,050       1,150
     Amount deferred                                  1,069       1,104                  0      532                   0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Global Technology - total                               977       1,004         0    1,104    1,254         0       950       1,050
   Amount deferred                                      977       1,004                  0      495                   0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------

-------------------------------------------------- ---------------------------------------------------------------------------------
Fund                                                                      Aggregate Compensation from Fund
-------------------------------------------------- ---------------------------------------------------------------------------------
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
                                                    Carroll    DeSimone     Flynn    Jones    Lewis    Paglia   Simpson    Taunton-
                                                                                                                              Rigby
------------------------------------------------------------------------------------------------------------------------------------
International Aggressive Growth - total               1,185       1,220         0    1,320    1,470         0     1,167       1,267
     Amount deferred                                  1,185       1,220                  0     5,71                   0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
International Equity - total                          1,069       1,104         0    1,204    1,354         0     1,050       1,150
     Amount deferred                                  1,069       1,104                  0      532                   0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
International Opportunity - total                     1,194       1,237         0    1,337    1,487         0     1,183       1,283
     Amount deferred                                  1,194       1,237                  0      581                   0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
International Select Value - total                    1,085       1,137         0    1,237    1,387         0     1,083       1,183
     Amount deferred                                  1,085       1,137                  0      552                   0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
International Small Cap - total                         910         887         0      887    1,037         0       783         833
     Amount deferred                                    910         887                  0      342                   0           0
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending November 30
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Intermediate Tax-Exempt Bond - total                  1,077       1,104       208    1,204    1,404       158     1,050       1,150
     Amount deferred                                  1,077       1,104         0        0      506         0         0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Mid Cap Growth - total                                2,335       2,362       317    2,462    2,662       267     2,308       2,408
     Amount deferred                                  2,335       2,362         0        0      945         0         0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Tax-Exempt Bond - total                               1,485       1,512       242    1,612    1,812       192     1,458       1,558
     Amount deferred                                  1,485       1,512         0        0      652         0         0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Tax-Exempt High Income -  total                       1,977       2,004       283    2,104    2,304       233     1,950       2,050
     Amount deferred                                  1,977       2,004         0        0      823         0         0           0
------------------------------------------------------------------------------------------------------------------------------------
For funds with fiscal period ending December 31
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------
Tax-Exempt Money Market - total                         977        1154       208    1,154    1,304       167       950       1,000
     Amount deferred                                    977        1154         0        0      430         0         0           0
-------------------------------------------------- --------- ----------- --------- -------- -------- --------- --------- -----------

  * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

 ** Funds of Funds do not pay additional compensation to the Board members for attending meetings. Compensation is paid directly from the underlying funds in which each Fund of Fund invests.

*** The fund pays no fees or expenses to Board members until the assets of the fund reach $20 million. No compensation was paid during the last fiscal period.

Master portfolios. For funds that are part of a master/feeder structure, Board members also received compensation from the master portfolios as shown in the following table:

                       Table 32A. Board Member* Compensation - Master Portfolios

------------------------------------ ---------------------------------------------------------------------------------
             Portfolio                                    Aggregate Compensation from Portfolio
------------------------------------ ---------------------------------------------------------------------------------
------------------------------------ ---------- ----------- -------- --------- --------- -------- --------- ----------
                                      Carroll    DeSimone    Flynn    Jones     Lewis    Paglia   Simpson   Taunton-
                                                                                                              Rigby
------------------------------------ ---------- ----------- -------- --------- --------- -------- --------- ----------
----------------------------------------------------------------------------------------------------------------------
For portfolios with fiscal period ending May 31
----------------------------------------------------------------------------------------------------------------------
------------------------------------ ---------- ----------- -------- --------- --------- -------- --------- ----------
Government Income - total                1,937       2,064    1,200     2,264     2,415    1,283     1,808      2,058
     Amount deferred                     1,937       2,064      458         0       920        0         0          0
------------------------------------ ---------- ----------- -------- --------- --------- -------- --------- ----------
High Yield  - total                      2,129       2,255    1,300     2,455     2,607    1,400     2,000      2,250
     Amount deferred                     2,129       2,255      500                 993
------------------------------------ ---------- ----------- -------- --------- --------- -------- --------- ----------
Quality Income - total                   1,429       1,555      950     1,755     1,907      992     1,300      1,550
     Amount deferred                     1,429       1,555      354         0       727        0         0          0
------------------------------------ ---------- ----------- -------- --------- --------- -------- --------- ----------
For portfolios with fiscal period ending July 31
----------------------------------------------------------------------------------------------------------------------
------------------------------------ ---------- ----------- -------- --------- --------- -------- --------- ----------
Growth  - total
     Amount deferred
------------------------------------ ---------- ----------- -------- --------- --------- -------- --------- ----------
Growth Trends - total
     Amount deferred
------------------------------------ ---------- ----------- -------- --------- --------- -------- --------- ----------
For portfolios with fiscal period ending September 30
----------------------------------------------------------------------------------------------------------------------
------------------------------------ ---------- ----------- -------- --------- --------- -------- --------- ----------
Equity Income - total                    1,910       2,154        0     2,204     2,354        0     2,000      2,200
     Amount deferred                     1,910       2,154                          939
------------------------------------ ---------- ----------- -------- --------- --------- -------- --------- ----------
Balanced - total                         1,510       1,704        0     1,754     1,904        0     1,550      1,750
     Amount deferred                     1,510       1,704                          770
------------------------------------ ---------- ----------- -------- --------- --------- -------- --------- ----------
Equity - total                           1,760       2,004        0     2,054     2,204        0     1,850      2,050
     Amount deferred                     1,760       2,004                          889
------------------------------------ ---------- ----------- -------- --------- --------- -------- --------- ----------
Total Return - total                     1,335       1,479        0     1,529     1,679        0     1,325      1,525
     Amount deferred                     1,335       1,479                          675
------------------------------------ ---------- ----------- -------- --------- --------- -------- --------- ----------
For portfolios with fiscal period ending October 31
----------------------------------------------------------------------------------------------------------------------
------------------------------------ ---------- ----------- -------- --------- --------- -------- --------- ----------
Emerging Markets - total                 1,077       1,112        0     1,212     1,362        0     1,058      1,158
     Amount deferred                     1,077       1,112                          535
------------------------------------ ---------- ----------- -------- --------- --------- -------- --------- ----------
World Growth - total                     1,160       1,204        0     1,304     1,454        0     1,150      1,250
     Amount deferred                     1,160       1,204                          570
------------------------------------ ---------- ----------- -------- --------- --------- -------- --------- ----------

------------------------------------ ---------------------------------------------------------------------------------
             Portfolio                                    Aggregate Compensation from Portfolio
------------------------------------ ---------------------------------------------------------------------------------
------------------------------------ ---------- ----------- -------- --------- --------- -------- --------- ----------
                                      Carroll    DeSimone    Flynn    Jones     Lewis    Paglia   Simpson   Taunton-
                                                                                                              Rigby
------------------------------------ ---------- ----------- -------- --------- --------- -------- --------- ----------
World Income - total                     1,169       1,220        0     1,320     1,470        0     1,167      1,267
     Amount deferred                     1,169       1,220                          580
------------------------------------ ---------- ----------- -------- --------- --------- -------- --------- ----------
World Technologies - total               1,069       1,104        0     1,204     1,354        0     1,050      1,150
     Amount deferred                     1,069       1,104                          532
------------------------------------ ---------- ----------- -------- --------- --------- -------- --------- ----------
For portfolios with fiscal period ending November 30
----------------------------------------------------------------------------------------------------------------------
------------------------------------ ---------- ----------- -------- --------- --------- -------- --------- ----------
Tax-Free High Yield - total              3,019       3,045      367     3,145     3,345      317     2,992      3,092
     Amount deferred                     3,019       3,045                        1,194
------------------------------------ ---------- ----------- -------- --------- --------- -------- --------- ----------

* Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

Control Persons and Principal Holders of Securities

The following table identifies those investors who, as of 30 days after the end of the fund's fiscal period, owned 5% or more of any class of a fund's shares and those investors who owned 25% or more of a fund's shares (all share classes taken together). Investors who own more than 25% of a fund's shares are presumed to control the fund and would be able to determine the outcome of most issues that are submitted to shareholders for vote. The table is organized by fiscal year end. You can find your fund's fiscal year end in Table 1.

                   Table 33. Control Persons and Principal Holders of Securities
                       as of 30 days after the end of the fund's fiscal period

----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                                                                                                                       Percent of
                                                                                                                        Fund (if
            Fund                   Shareholder name,                                                                     greater
                                     city and state          Class A     Class B     Class C    Class I     Class Y     than 25%)
-----------------------------------------------------------------------------------------------------------------------------------
Funds with fiscal period ending January 31
-----------------------------------------------------------------------------------------------------------------------------------
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Portfolio Builder Aggressive  Ameriprise Financial, Inc.                                                     11.44%
                              Minneapolis, MN
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Charles Schwab & Co., Inc.                                                     88.56
                              (Charles Schwab) a
                              brokerage firm in San
                              Francisco, CA
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Portfolio Builder             Ameriprise Financial                                                           100.00
Conservative
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Portfolio Builder Moderate    Ameriprise Financial                                                           46.90
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Charles Schwab                                                                 53.10
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Portfolio Builder Moderate    Ameriprise Financial                                                           21.82
Aggressive
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Charles Schwab                                                                 78.18
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Portfolio Builder Moderate    Ameriprise Financial                                                           100.00
Conservative
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Portfolio Builder Total       Ameriprise Financial                                                           12.34
Equity
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Charles Schwab                                                                 87.66
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Small Company Index           Charles Schwab                  9.96%
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Ameriprise Trust Company                                                       65.78
                              Minneapolis, MN
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Asbestos Workers Local 34                                                      25.78
                              Minneapolis, MN
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
S&P 500 Index***              American Enterprise
                              Investment Services, Inc.
                              (AEIS)
                              Minneapolis, MN
-----------------------------------------------------------------------------------------------------------------------------------
Funds with fiscal period ending March 31
-----------------------------------------------------------------------------------------------------------------------------------
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Equity Value                  Ameriprise Financial                                              100.00%
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Ameriprise Trust Company                                                       98.74
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              John C. Mullarkey                                       6.37%
                              Willowbrook, IL
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Precious Metals               Charles Schwab                  17.51                                          95.29
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------

----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                                                                                                                       Percent of
                                                                                                                        Fund (if
            Fund                   Shareholder name,                                                                     greater
                                     city and state          Class A     Class B     Class C    Class I     Class Y     than 25%)
-----------------------------------------------------------------------------------------------------------------------------------
                              John E. Bridgman                                        6.10
                              Minneapolis, MN
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Richard L. and Susan Angela                             5.71
                              Venerable
                              Argyle, TX
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Small Cap Advantage           Charles Schwab                  17.79                                          99.46
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                         32.40
                              Aggressive Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Small Cap Growth              Charles Schwab                  15.25
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                         32.39
                              Aggressive Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Ameriprise Trust Company                                                       69.43
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Strategy Aggressive           Ameriprise Financial                                               100.00
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Met Life                                                                       93.94
                              Jersey City, NJ
-----------------------------------------------------------------------------------------------------------------------------------
Funds with fiscal period ending May 31
-----------------------------------------------------------------------------------------------------------------------------------
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Aggressive Growth             Charles Schwab                   5.02                                          58.52
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              AEIS                                                    5.10
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Roger J., Sylvia Ann and                                11.31
                              Matthew Thompson
                              Eagle, ID
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                         20.70
                              Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                         32.87
                              Aggressive Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder                                                  19.66
                              Aggressive Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Total                                            19.10
                              Equity Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                          5.89
                              Conservative Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Ameriprise Financial                                                           41.49
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Fundamental Growth            Charles Schwab                   7.00                                          44.41
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              AEIS                                                    5.91
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                         20.72
                              Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                         32.87
                              Aggressive Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder                                                  19.62
                              Aggressive Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Total                                            19.09
                              Equity Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                          5.92
                              Conservative Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Terry H. Henson                                         8.46
                              Fairmount, GA
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Nancy P. Kofranek                                       5.50
                              Oxnard, CA
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Ameriprise Financial                                                           55.60       73.50*
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Fundamental Value             Charles Schwab                  14.97                                          98.09
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                         20.73
                              Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                         32.89
                              Aggressive Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder                                                  19.61
                              Aggressive Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Total                                            19.09
                              Equity Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                          5.91
                              Conservative Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------

----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                                                                                                                       Percent of
                                                                                                                        Fund (if
            Fund                   Shareholder name,                                                                     greater
                                     city and state          Class A     Class B     Class C    Class I     Class Y     than 25%)
-----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond               Charles Schwab                  11.00
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Ameriprise Financial                                               100.00
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Met Life                                                                       50.50
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Select Value                  Charles Schwab                  11.34                                          76.29
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                         20.78
                              Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                         32.82
                              Aggressive Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder                                                  19.62
                              Aggressive Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Total                                            18.99
                              Equity Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                          5.99
                              Conservative Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Ameriprise Financial                                                           23.71
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Selective                     Portfolio Builder                                                  15.80
                              Conservative Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                         35.47
                              Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                         32.15
                              Aggressive Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                         13.84
                              Conservative Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Ameriprise Financial                                                           97.47
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Short Duration U.S. Gov't     Charles Schwab                  10.00
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio            Builder                                       29.71
                              Conservative Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio            Builder                                       24.34
                              Aggressive Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio  Builder  Moderate                                       45.92
                              Conservative Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Ameriprise Financial                                                           22.34
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Small Cap Equity              Charles Schwab                  21.21                                          91.36
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                         20.87
                              Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                         32.65
                              Aggressive Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder                                                  19.66
                              Aggressive Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Total                                            19.08
                              Equity Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                          5.89
                              Conservative Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Ameriprise Financial                                                            8.64
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Small Cap Value               Charles Schwab                  21.84                                          94.45
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                                     20.92
                              Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                                     32.79
                              Aggressive Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder                                                              19.46
                              Aggressive Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Total                                                        19.06
                              Equity Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                                      5.88
                              Conservative Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Ameriprise Financial                                                            5.55
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
U.S. Gov't Mortgage           Charles Schwab                  15.46                                          70.83
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Ameriprise Financial                                               100.00
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------

----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                                                                                                                       Percent of
                                                                                                                        Fund (if
            Fund                   Shareholder name,                                                                     greater
                                     city and state          Class A     Class B     Class C    Class I     Class Y     than 25%)
-----------------------------------------------------------------------------------------------------------------------------------
Value                         Charles Schwab                  12.97                                          93.22
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                         20.70
                              Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                         32.86
                              Aggressive Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder                                                  19.65
                              Aggressive Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Total                                            19.11
                              Equity Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                          5.92
                              Conservative Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Ameriprise Financial                                                            6.78
-----------------------------------------------------------------------------------------------------------------------------------
Funds with fiscal period ending June 30
-----------------------------------------------------------------------------------------------------------------------------------
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Dividend Opportunity
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Insured Tax-Exempt
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Massachusetts Tax-Exempt
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Michigan Tax-Exempt
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
New York Tax-Exempt
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Ohio Tax-Exempt
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Real Estate
-----------------------------------------------------------------------------------------------------------------------------------
Funds with fiscal period ending July  31
-----------------------------------------------------------------------------------------------------------------------------------
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Cash Management
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Core Bond
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Disciplined Equity
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Discovery
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Growth
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Income Opportunities
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Inflation Protected
Securities
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Large Cap Equity
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Large Cap Value
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Limited Duration Bond
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
New Dimensions
-----------------------------------------------------------------------------------------------------------------------------------
Funds with fiscal period ending August 31
-----------------------------------------------------------------------------------------------------------------------------------
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Diversified Bond              Charles Schwab                   5.86
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Ameriprise Financial                                               100.00
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Ameriprise Trust Company                                                       72.40
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Tomorrow's Scholar                                                              6.62
                              Menomonee Falls, WI
-----------------------------------------------------------------------------------------------------------------------------------
Funds with fiscal period ending September 30
-----------------------------------------------------------------------------------------------------------------------------------
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Balanced                      Ameriprise Trust Company                                                       99.78
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Diversified Equity Income     Charles Schwab                  10.20
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                         32.32
                              Aggressive Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Ameriprise Trust Company                                                       53.55
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Mid Cap Value                 Charles Schwab                  15.40                                          96.46
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                         32.23
                              Aggressive Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Strategic Allocation          Ameriprise Trust Company                                                       61.99
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Marshall & Isley Trust Co                                                      38.00
                              Milwaukee, WI
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Stock                         Portfolio Builder Moderate                                         32.37
                              Aggressive Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Ameriprise Trust Company                                                       95.66
-----------------------------------------------------------------------------------------------------------------------------------
Funds with fiscal period ending October  31
-----------------------------------------------------------------------------------------------------------------------------------
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Emerging Markets              Charles Schwab                   9.72
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              AEIS                                                    6.40
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------

----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                                                                                                                       Percent of
                                                                                                                        Fund (if
            Fund                   Shareholder name,                                                                     greater
                                     city and state          Class A     Class B     Class C    Class I     Class Y     than 25%)
-----------------------------------------------------------------------------------------------------------------------------------
                              Portfolio Builder Moderate                                         33.15
                              Aggressive Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Ameriprise Trust Company                                                       95.28
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Raymond T. Snapp                                        5.59
                              Bedford, IN
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
European Equity               Charles Schwab                  13.66                                          86.15
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Ameriprise Financial                                               100.00      13.86
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Global Balanced               Charles Schwab                   9.68
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Ameriprise Trust Company                                                       99.96
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Sherman D and Carol A                                   6.35
                              Deponte, Trusees
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Global Bond                   Portfolio Builder Moderate                              42.46
                              Aggressive Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Charles Schwab                                                                 100.00
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Global Equity                 Ameriprise Trust Company                                                       90.29
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Global Technology             Charles Schwab                  11.74
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Ameriprise Trust Company                                                       92.26
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
International Aggressive      Charles Schwab                  33.80                                          92.74
Growth
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                         32.22
                              Aggressive Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Ameriprise Financial                                                            7.26
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
International Equity          Ameriprise Financial            28.46                                                      35.45*
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Charles Schwab                   9.13                                          82.86
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                         32.28
                              Aggressive Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
International Opportunity     Charles Schwab                   9.92
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                         32.34
                              Aggressive Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Tomorrow's Scholar                                                             66.88
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Roger J. Thompson                                       5.71
                              Eagle, ID
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
International Select Value    Charles Schwab                  17.28                                          96.92
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                         32.47
                              Aggressive Fund
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
International Small Cap       Ameriprise Financial            27.47                                          18.17       33.69*
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Charles Schwab                  14.79                                          81.83
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Portfolio Builder Moderate                                         32.40
                              Aggressive Fund
-----------------------------------------------------------------------------------------------------------------------------------
Funds with fiscal period ending November 30
-----------------------------------------------------------------------------------------------------------------------------------
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Intermediate Tax-Exempt       Charles Schwab                  12.26
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Ameriprise Financial                                                           100.00
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Mid Cap Growth                Charles Schwab                   7.07
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Ameriprise Trust Company                                                       68.09
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Tax-Exempt Bond               AEIS                                                    6.57
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
                              Ameriprise Financial                                                           100.00
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Tax-Exempt High Income        Ameriprise Financial                                                           100.00
-----------------------------------------------------------------------------------------------------------------------------------
Funds with fiscal period ending December  31
-----------------------------------------------------------------------------------------------------------------------------------
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------
Tax-Exempt Money Market       None
----------------------------- ----------------------------- ----------- ----------- ---------- ----------- ----------- ------------

  *  Combination of initial capital and Portfolio Builder Fund investments

 ** Ameriprise Trust Company is not the beneficial owner of these shares. The shares are held of record by Ameriprise Trust Company and are normally voted by various retirement plans and retirement participants.

*** American Enterprise Investment Services, Inc. (AEIS), Minneapolis, MN holds of record 100% of Class D shares and 95.59% of Class E shares.

A fund may serve as an underlying investment of the RiverSource Portfolio Builder Series, a group of six Funds-of-Funds (the Portfolio Builder Funds) that principally invest in shares of other RiverSource funds (the underlying funds). The underlying funds and the Portfolio Builder Funds share the same officers, directors, and investment manager, RiverSource Investments. The Portfolio Builder Funds do not invest in an underlying fund for the purpose of exercising management or control; however, from time to time, investments by the Portfolio Builder Funds in a fund may represent a significant portion of a fund. Because the Portfolio Builder Funds may own a substantial portion of the shares of a fund, procedures have been put into place to assure that public shareholders will determine the outcome of all actions taken at underlying fund shareholder meetings. In proxy voting, the Portfolio Builder Funds will vote on each proposal in the same proportion that other shareholders vote on the proposal.

In addition, RiverSource Investments may own shares of a fund as a result of an initial capital investment at the inception of the fund or class. To the extent RiverSource Investments, as manager of the Portfolio Builder Funds, may be deemed a beneficial owner of the shares of an underlying fund held by the Portfolio Builder Funds, and such shares, together with any initial capital investment represent more than 25% of a fund, RiverSource Investments may be deemed to control the fund.

Independent Registered Public Accounting Firm

The financial statements contained in a fund's Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the fund.

                             DESCRIPTION OF RATINGS

Standard & Poor's Long-Term Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o    Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Long-Term Debt Ratings

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch's Long-Term Debt Ratings

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Standard & Poor's Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S:Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                                                      Appendix B

                             STATE TAX-EXEMPT FUNDS

                               STATE RISK FACTORS

The yields on the securities in which the Funds will invest generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue.

In addition to such factors, such securities will experience particular sensitivity to local conditions -- including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality including: ecological or environmental concerns; litigation; natural disasters; and statutory limitations on an issuer's ability to increase taxes. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation (GO) bonds of a particular state. A summary description of certain factors and statistics describing the economies in each state is set forth below. Such information is not specific to the issuer of a particular security that a Fund may own and is only intended to provide a general overview. Such information has been excerpted from publicly available offering documents and from other research reports prepared by rating agencies such as Standards & Poor's, Moody's Investors Services and Fitch Investors Services, Inc. No Fund has independently verified this information and no Fund makes any representations regarding this information.

In recessionary periods, an issuer's ability to pay interest on or repay principal of securities in which the Funds will invest may be significantly impaired.

Many uncertainties continue to exist as of mid-year 2005 in the current forecasts for the national and state economies. Given the ongoing volatility in the financial markets, such uncertainties are particularly pronounced at this time. The timing and impact of changes in economic conditions are difficult to estimate with a high degree of accuracy. Unforeseeable events may occur. Please monitor your investment accordingly.

Factors Affecting California

California's large and diverse economy remains healthy overall and has regained substantially all of its lost jobs from the 2001 recession. The state's economy is showing solid to moderate growth in most regions, including Northern California, which bore the brunt of the recent recession. Between May 2004 and May 2005, employment grew by 1.8%, slightly faster than the U.S., as unemployment declined to 5.3%- only slightly above the national employment rate of 5.1%. California's economy continues to benefit from higher than average wealth and income metrics.

Despite the improvement in the state's economy and significant upward revisions in tax revenue estimates for 2005 and 2006, California continues to grapple with a structural budget imbalance. Fiscal 2005 ended with a general fund reserve of $6.1 billion, but $2 billion of the reserve was a result of a deficit financing bond. The state has relied heavily on borrowing to fund accumulated operating deficits over the past few years, but debt levels per capita remain moderate in comparison to other states. California is currently projecting operating budget deficits of 5-10% for fiscal 2006 and 2007. The Governor's revised fiscal 2006 budget proposal provides for no new deficit borrowing, but uses one-time capital gains and tax amnesty revenues, along with general fund reserves, to cover the $4.9 billion operating shortfall. Looking forward, a sizable gap of $5 billion is currently projected in the governor's budget for fiscal 2007. Meanwhile, the Governor has called a special election for this November to impose a cap on annual state expenditure growth and budget revisions allowing for new gubernatorial powers to reduce spending. California historically fails to pass a budget by its required June 15th deadline and began the current fiscal year on July

1st without a budget in place- its fifth straight year without an on time budget. A late budget does not have negative ramifications for the state's general obligation debt service payments.

Factors Affecting Massachusetts

The Commonwealth of Massachusetts diverse economy, driven by high technology, financial services, education and health care, has started to stabilize following a three year period of decline. At the end of 2004, the Commonwealth `s total non farm employment was down by approximately 158,000 jobs from the high three years ago, a decline of 4.8% and among the highest in the nation. Since then the economy shows some signs of stabilization as non-farm gains have been achieved through the first four months of 2005 on a year-over-year basis. Massachusetts' unemployment rate of 4.7% compares favorably to national average of 5.2%. Stability results from the increasing role of services in the economy and contributions made by high technology industries such as research laboratories, computer software, management consulting and health care.

The recovering economy and conservative budget management allowed the commonwealth to improve operations in fiscal 2005. The state anticipates collecting approximately $17.1 billion in taxes at the end of fiscal 2005, an increase of 7% from the prior year and projects ending with a closing General Fund balance of $885 million on a $22.7 billion budget. The 2006 budget of $23.2 billion reflects a modest increase of 2.4% over fiscal 2005. Notable increases take place in the areas of debt service, pensions, human services and education. Similar to other states, Massachusetts is likely to face spending pressure in the areas of Medicaid, despite the one-time use of accumulated surplus set-aside, and pension funding. Despite spending down $1.7 billion of the Rainy Day fund through the recession, the 2006 budget forecasts ending the year with a balance of $1.2 billion. Key initiatives in the 2006 budget include the rollback of the personal income tax from 5.3% to 5.0% and the lack of non-recurring revenues to balance the budget. Massachusetts' high debt ratios are likely to remain under pressure with a sizable capital plan, particularly in the areas of schools and transportation.

Factors Affecting Michigan

Like certain other manufacturing based states, Michigan's economy continues to under perform the national economy. Michigan's job losses have been both protracted and severe. While many other states began adding jobs in 2003 or 2004, Michigan continues to lose jobs. Michigan's economy has lost 7% of its non farm jobs since the mid-2000 peak while many other states lost 2% to 3% of their jobs during the recession. As of May 2005 Michigan's unemployment rate currently stands at 7.1% vs. a national unemployment rate of 5.1%. The weak job environment is related to Michigan's dependence on manufacturing in general and on autos in particular. The Big Three continue to struggle and are actively searching for ways to reduce capacity. Due in part to expectations of continued weak auto and manufacturing conditions, Michigan's state economists forecast slower economic growth in 2005 and 2006 compared to 2004. Despite the difficult economic conditions some pockets of strength exist in areas such as Lansing and Ann Arbor which are more service oriented than areas such as Flint and Detroit.

Michigan continues to face budgetary pressures as spending pressures persist and revenues remain soft. The State's May 2005 Consensus Revenue Forecast predicts a continued weak revenue environment through Fiscal Year 2006. During the first few years of the recession Michigan spent down its rainy day fund and has been unable to significantly rebuild this financial cushion. Not all fiscal news is negative however, Michigan benefits from a number of management controls that enhance effectiveness and control over budgetary issues, e.g., balanced budget requirement and gubernatorial line item veto power. Michigan also benefits from a low debt burden and rapid debt amortization. Further, Michigan has a well funded pension system relative to many other states. Michigan created a new defined contribution plan for new state employees hired after 1997; effectively closing the existing state employees defined benefit retirement system. Over time, this move is expected to reduce budgetary pressure by limiting future retirement costs.



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

Factors Affecting Minnesota

Minnesota's economy has regained substantially all of its lost jobs from the 2001 recession. The state's economy is less manufacturing dependent than many other Midwestern states and, as a result, Minnesota's job picture has been brighter than many other Midwestern states. The brighter job picture is reflected in a lower than average unemployment rate. Minnesota's unemployment rate of 4.3%, as of May 2005, is well below the nation unemployment rate of 5.1%. Minnesota's economy continues to benefit from higher than average wealth and income metrics.

Minnesota's tax revenues have grown concomitantly with job growth. Fiscal year 2005 tax revenue growth for Minnesota was a healthy 5.8% from the prior year. The strongest category of tax revenue growth was the corporate income tax which grew by over 40% during the year. Despite the improving revenue environment, the state has had difficulty passing its fiscal year 2006 budget. As we approach fiscal year end a government shut down has been threatened as lawmakers argue over how to allocate state revenues. The main issues of contention include taxes, casinos and health care spending. Essential spending categories will continue to be funded in the event of a shutdown, including debt service payments on state general obligation debt. The projected fiscal year budget gap is estimated to be a little less than $500MM or roughly 3% of the general fund budget. Like other state's Minnesota used its rainy day fund during the recession, but the state has made some progress replenishing its reserves. The general fund cushion improved in fiscal year 2004 to 6.7% of expenditures vs. 2.7% in the prior year.

Factors Affecting New York

The State of New York's economy remains characterized by two distinct economies. In upstate New York, the economy continues as primarily manufacturing based, while downstate is anchored by the City of New York and its finance and services oriented economy. New York's economy continues its recovery to levels prior to the start of the recession and terrorist acts in 2001. The improvement has been largely due to the economic performance of New York City and its surrounding suburbs. With growth in the region supported by a rebounding Wall Street, finance and insurance industries and the subsequent healthy profits and bonuses. At the end of the first quarter in 2005, the state's unemployment rate dropped to 4.6%, the lowest rate since June 2001, down from 5.1% in February and well below the 6.1% March 2004 rate. This also compares favorably to the national unemployment rate of 5.2% for the same period. Despite the overall job creation, the manufacturing sector continues to bear the brunt of the state's job losses. Employment in the manufacturing and mining sectors combined fell 2.7% in 2004, although a significant improvement from the 6.0% decline in 2003.

As a result of the overall improvement in economic performance, along with a temporary increase in the sales and income taxes, the state's fiscal condition has benefited accordingly. The fiscal 2005 budget ended with a General Fund closing balance of $1.2 billion or 2.6% of the General Fund, as well as an increase of $352 million into a new Fiscal Stability Reserve Fund. The fiscal 2006 budget forecasts an increase of 4.7% over the prior year. Despite the fiscal improvement, New York still grapples with a structural budget imbalance, relying on $856 million of non-recurring revenue to close the budget gap. Going forward, the primary issues pressuring the state's operations will continue to be Medicaid, pension funding and school funding. Additional multi-billion dollar annual costs are likely as a result of a court order finding education financing to be unconstitutional. One event of note is that the Fiscal 2006 budget represents the first budget passed on time in the past 21 years. The state maintains large ongoing capital needs and outstanding debt levels which rank in the top five states on a per capita and relative to personal income basis.

Factors Affecting Ohio

Like many other manufacturing based states, Ohio's economy experienced a period of job loss during the recession. Ohio's economy lost 4% of its jobs from mid 2000 through 2003. The rate of job loss was worse than the national average but not as severe as certain other nearby manufacturing states. Ohio appears to have begun to gradually grow jobs, adding approximately 45,000 jobs since early 2004. Despite recent job growth Ohio's unemployment rate of 6.1% remains above the nation's unemployment rate of

5.1%, as of May 2005. The weaker unemployment number reflects Ohio's exposure to and dependence on the manufacturing sector. Despite the challenging manufacturing environment, certain service based areas of the state appear to be pockets of strength. The regional differences are most apparent in the differing rates of unemployment for various metropolitan areas as of May 2005. Manufacturing based metropolitan areas like Canton (6.2%), Toledo (6.3%) and Youngstown (6.4%) have higher unemployment rates than service based metropolitan areas like Cincinnati (5.2%) and Columbus (5.2%).

Ohio's revenue environment seems to be improving. Fiscal year 2004 revenues were stronger than anticipated and fiscal year 2005 tax receipts are coming in 3.7% better than budget through May 2005. Most of the strength is due to strong personal income tax receipts. Year to date personal income taxes are 14% above last year's comparable number. Year to date spending is 1% below budget mostly due to lower than expected health care and welfare expenditures. Like certain other manufacturing based states, Ohio had to use the bulk of its rainy day fund during the recession. The General Fund reserve balance is budgeted to fall to $110MM in fiscal year 2005 vs. $533MM in the prior year. Ohio partly balanced its Fiscal Year 2005 budget with a "temporary" sales tax increase of one penny. The tax was scheduled to sunset in July 2005. Rather than letting the temporary tax sunset, the 2006-2007 biennium budget makes half of the new penny permanent and allows the other half to sunset. Like many states, Ohio will be challenged by growing Medicaid spending, one of Ohio's largest expense categories. Ohio benefits from the governor's strong ability to cut spending and the constitutional balance budget requirement. Ohio's debt burden and pension funding levels are better than national averages.

Factors Affecting Puerto Rico

Historically, the Commonwealth's economy has maintained a very close relationship with that of the United States. Consequently, the slowdown and the subsequent recovery in the United States have been reflected in the Puerto Rico economy but with a lagging effect. Through the first nine months of fiscal year 2005 (6/30 year-end) Puerto Rico's GNP registered an increase of 2.3% while the GDP growth rate of the U.S. came in at 3.7%. Unemployment, traditionally in the double digits for the island, registered a rate of 10.8% through the first nine months of fiscal 2005, an improvement from 11.6% for the same prior year period, but still well above the 5.2% unemployment rate of the U.S. After decades as an economy reliant on manufacturing and agriculture, the Commonwealth of Puerto Rico continues its efforts to diversify its economy by focusing on services and various technological sectors.

The commonwealth's fiscal position deteriorated significantly over the last two fiscal years with large operating deficits that have reduced reserves and liquidity to marginal levels. In 2004 Puerto Rico ended the year with an operating deficit of $322 million that was subsequently closed through loans from the Government Development Bank of Puerto Rico, the commonwealth's fiscal agent and advisor. After starting fiscal 2005 with a budget gap of $550 million, an inability to control expenditures led to a year-end gap of approximately $1 billion. In response to the deficits, the government of Puerto Rico issued additional debt in the bond market to help work its way out of the deficit position. Fiscal 2006 is starting with another sizable gap ($1.8 billion) that will require the implementation of severe measures to raise revenues and cut expenses. Historically, the island's debt burden has been very high, partly as a function of the government's centralized role and assuming responsibility for services typically handled at the local level in the United States. With the issuance of the deficit financing and its annual borrowings to finance its capital program, the Commonwealth's outstanding debt level stands at nearly 60% of personal income. As a comparison, the State with the highest debt burden in the United States (Hawaii) has a debt to personal income ratio of 11%.

As a result of the deterioration in its credit position, the Commonwealth's general obligation bond ratings were downgraded from Baal and A- to Baa2 and BBB by Moody's and Standard and Poor's, respectively and assigned negative outlooks.





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

                                                                      Appendix C

                             INSURED TAX-EXEMPT FUND

Insurance

The Fund's entire portfolio of municipal obligations will at all times be fully insured as to the scheduled payment of all installments of principal and interest thereon, except as noted below. This insurance feature minimizes the risks to the Fund and its shareholders associated with any defaults in the municipal obligations owned by the Fund.

Each insured municipal obligation in the Fund's portfolio will be covered by either a mutual fund Portfolio Insurance Policy issued by Financial Guaranty Insurance Company (Financial Guaranty), MBIA Insurance Corporation (MBIA) or a comparable insurer or a New Issue Insurance Policy obtained by the issuer of the obligation at the time of its original issuance. If a municipal obligation is already covered by a New Issue Insurance Policy then the obligation is not required to be additionally insured under a Portfolio Insurance Policy. A New Issue Insurance Policy may have been written by Financial Guaranty or other insurers. Premiums are paid from the Fund's assets, and will reduce the current yield on its portfolio by the amount thereof. Currently, there are no issuers insured under a Portfolio Insurance Policy.

Both types of policies discussed above insure the scheduled payment of all principal and interest on the municipal obligations as they fall due. The insurance does not guarantee the market value of the municipal obligations nor the value of the shares of the Fund and, except as described above, has no effect on the net asset value or redemption price of the shares of the Fund. The insurance of principal refers to the face or par value of the municipal obligation, and is not affected by the price paid by the Fund or by the market value.

The Fund may purchase municipal obligations on which the payment of interest and principal is guaranteed by an agency or instrumentality of the U.S. government or which are rated Aaa, MIG-1 or Prime-1 by Moody's or AAA, A-1 or SP-1 by S&P, in either case without being required to insure the municipal obligations under the Portfolio Insurance Policy.

New Issue Insurance. The New Issue Insurance Policies, if any, have been obtained by the respective issuers or underwriters of the municipal obligations and all premiums respecting the securities have been paid in advance by the issuers or underwriters. The policies are noncancelable and will continue in force so long as the municipal obligations are outstanding and the respective insurers remain in business. Since New Issue Insurance remains in effect as long as the insured municipal obligations are outstanding, the insurance may have an effect on the resale value of municipal obligations so insured in the Fund's portfolio.

Therefore, New Issue Insurance may be considered to represent an element of market value in regard to municipal obligations thus insured, but the exact effect, if any, of this insurance on market value cannot be estimated. The Fund will acquire municipal obligations subject to New Issue Insurance Policies only where the insurer is rated Aaa by Moody's or AAA by S&P.

Portfolio Insurance. The Portfolio Insurance Policy to be obtained by the Fund from Financial Guaranty will be effective only so long as the Fund is in existence, the insurer is still in business, and the municipal obligations described in the Portfolio Insurance Policy continue to be held by the Fund. In the event of a sale of any municipal obligation by the Fund or payment prior to maturity, the Portfolio Insurance Policy terminates as to that municipal obligation. Currently, there are no issuers insured under a Portfolio Insurance Policy.

In determining whether to insure any municipal obligation, the insurer applies its own standards, which are not necessarily the same as the criteria used in regard to the selection of municipal obligations by the Fund's investment manager. The insurer's decision is made prior to the Fund's purchase of the municipal



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

obligations. Contracts to purchase municipal obligations are not covered by the Portfolio Insurance Policy although municipal obligations underlying the contracts are covered by this insurance upon their physical delivery to the Fund or its Custodian.

Secondary Market Insurance. The Fund may at any time purchase from MBIA, Financial Guaranty or a comparable insurer a secondary market insurance policy (Secondary Market Policy) on any municipal obligation currently covered by the Portfolio Insurance Policy. The coverage and obligation to pay monthly premiums under the Portfolio Insurance Policy would cease with the purchase by the Fund of a Secondary Market Policy.

By purchasing a Secondary Market Policy, the Fund would, upon payment of a single premium, obtain insurance against nonpayment of scheduled principal and interest for the remaining term of the municipal obligation, regardless of whether the Fund then owned the obligation. This insurance coverage would be noncancelable and would continue in force so long as the municipal obligations so insured are outstanding. The purpose of acquiring such a Policy would be to enable the Fund to sell a municipal obligation to a third party as a Aaa/AAA rated insured obligation at a market price higher than what otherwise might be obtainable if the obligation were sold without the insurance coverage. This rating is not automatic, however, and must specifically be requested for each obligation. Any difference between the excess of an obligation's market value as a Aaa/AAA rated security over its market value without this rating and the single premium payment would inure to the Fund in determining the net capital gain or loss realized by the Fund upon the sale of the obligation.

Since the Fund has the right to purchase a Secondary Market Policy for an eligible municipal obligation even if the obligation is currently in default as to any payments by the issuer, the Fund would have the opportunity to sell the obligation rather than be obligated to hold it in its portfolio in order to continue the Portfolio Insurance Policy in force. Because coverage under the Portfolio Insurance Policy terminates upon sale of a municipal obligation insured thereunder, the insurance does not have an effect on the resale value of the obligation. Therefore, it is the intention of the Fund to retain any insured municipal obligations which are in default or in significant risk of default, and to place a value on the insurance which will be equal to the difference between the market value of similar obligations which are not in default. Because of this policy, the Fund's investment manager may be unable to manage the Fund's portfolio to the extent that it holds defaulted municipal obligations, which may limit its ability in certain circumstances to purchase other municipal obligations. While a defaulted municipal obligation is held in the Fund's portfolio, the Fund continues to pay the insurance premium but also collects interest payments from the insurer and retains the right to collect the full amount of principal from the insurer when the municipal obligation comes due. This would not be applicable if the Fund elected to purchase a Secondary Market Policy discussed above with respect to a municipal obligation.

The following information regarding these insurers has been derived from information furnished by the insurers. The Fund has not independently verified any of the information, but the Fund is not aware of facts which would render such information inaccurate.

Financial Guaranty is a New York stock insurance company regulated by the New York State Department of Insurance and authorized to provide insurance in 50 states and the District of Columbia. Financial Guaranty is a subsidiary of FGIC Corporation, a Delaware holding company, which is a subsidiary of General Electric Capital Corporation. Financial Guaranty, in addition to providing insurance for the payment of interest on and principal of Municipal Bonds held in unit investment trust and mutual fund portfolios, provides New Issue Insurance and insurance for secondary market issues of Municipal Bonds and for portions of new and secondary market issues of Municipal Bonds. The claims-paying ability of Financial Guaranty is rated "AAA" by Standard & Poor's Ratings Services ("S&P) and Fitch Ratings. ("Fitch") and "Aaa" by Moody's Investor Service, Inc. ("Moody's") (collectively, the "Rating Agencies").

MBIA, formerly known as Municipal Bond Investors Assurance Corporation, is the principal operating subsidiary of MBIA Inc., a New York Stock Exchange listed company. MBIA is domiciled in the State of New York and licensed to do business in all 50 states and the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam. The claims-paying ability of MBIA is rated "AAA" by S&P and Fitch and "Aaa" by Moody's.

Government Securities

The Fund may invest in securities guaranteed by an agency or instrumentality of the United States government. These agencies include Federal National Mortgage Association and Federal Housing Administration (FHA). In the case of a default on a FHA security, the outstanding balance is subject to an assignment fee and interest payments may be delayed. This will reduce the return to the Fund.



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

                                                                      Appendix D

                               S&P 500 INDEX FUND

                 ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.




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

PART C.  OTHER INFORMATION

Item 23. Exhibits

(a)(1) Articles of Incorporation, as amended Nov. 14, 1991, filed as Exhibit No. 1 to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-54516, are incorporated by reference.

(a)(2)   Articles of Amendment, dated June 16, 1999, filed as Exhibit
         (a)(2) to Registrant's Post-Effective Amendment No. 53 to Registration Statement No. 2-54516, are incorporated by reference.

(a)(3) Articles of Amendment, dated Nov. 14, 2002, filed electronically as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 55 to Registration Statement No. 2-54516, are incorporated by reference.

(b)      By-laws, as amended January 11, 2001, filed electronically as Exhibit
         (b) to Registrant's Post-Effective Amendment No. 54 to Registration Statement No. 2-54516, are incorporated by reference.

(c) Stock certificate, filed as Exhibit 4 to Registrant's Amendment No. 12 to Registration Statement No. 2-54516 dated September 18, 1982, is incorporated by reference.

(d)(1) Investment Management Services Agreement, dated July 1, 1999, between Registrant and American Express Financial Corporation filed as Exhibit
         (d) to Registrant's Post-Effective Amendment No. 49 to Registration Statement No. 2-54516, is incorporated by reference.

(d)(2) Amendment to Investment Management Services Agreement between AXP Growth Series, Inc. and American Express Financial Corporation, dated June 3, 2002, filed electronically on or about June 12, 2002 as Exhibit (d)(7) to AXP Growth Series, Inc. Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference. Registrant's Amendment to Investment Management Services Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(e) Distribution Agreement, dated July 8, 1999, between AXP Utilities Income Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (e) to AXP Utilities Income Fund, Inc. Post-Effective Amendment No. 22 to Registration Statement No. 33-20872 filed on or about August 27, 1999. Registrant's Distribution Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1)   Custodian  Agreement  between  Registrant and American  Express
         Trust Company, dated March 20, 1995, filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 47 to Registration Statement No. 2-54516 is incorporated by reference.

(g)(2) Custodian Agreement Amendment between Registrant and American Express Trust Company, dated Oct. 9, 1997 is incorporated by reference to Exhibit 8(c) to Registrant's Post-Effective Amendment No. 48 to Registration Statement No. 2-54516 filed on or about Sept. 30, 1998.

(g)(3) Custodian Agreement between American Express Trust Company and The Bank of New York dated May 13, 1999, filed electronically as Exhibit
         (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 28, 1999 is incorporated by reference.

(g)(4) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(5) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(6) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(7) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(1)   Administrative   Services  Agreement  between  Registrant  and
         American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(e) to Registrant's Post-Effective Amendment No. 47 to Registration Statement No. 2-54516 is incorporated by reference.

(h)(2) Amendment to Administrative Services Agreement between AXP Growth Series, Inc. and American Express Financial Corporation, dated June 3, 2002, filed electronically on or about June 12, 2002 as Exhibit (h)(7) to AXP Growth Series, Inc. Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference.
         Registrant's Amendment to Administrative Services Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(3)   Plan and  Agreement of Merger  dated April 10,  1986,  filed as
         Exhibit 9 to Registrant's Post-Effective Amendment No. 19 to Registration Statement No. 2-54516, is incorporated by reference.

(h)(4) Agreement and Plan of Reorganization, dated Sept. 8, 1994, between IDS Cash Management Fund, a series of IDS Money Market Series, Inc. and IDS Planned Investment Account, also a series of IDS Money Market Series, Inc., filed electronically as Exhibit 4 to Registrant's Pre-Effective Amendment No. 1 on Form N-14, is incorporated by reference.

(h)(5) Transfer Agency Agreement, dated May 1, 2003, between Registrant and American Express Client Service Corporation filed electronically as Exhibit (h)(7) to Registrant's Post-Effective Amendment No. 55 to Registration Statement No. 2-54516, is incorporated by reference.

(h)(6) Amended Class I Transfer Agency Agreement between the American Express Funds and American Express Client Service Corporation, dated November 13, 2003 (amended June 1, 2004), filed electronically on or about Sept. 27, 2004 as Exhibit (h)(10) to AXP Dimensions Series, Inc. Post-Effective Amendment No. 70 to Registration Statement No. 2-28529 is incorporated by reference.

(h)(7) License Agreement, dated June 17, 1999, between American Express Funds and American Express Company filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(8) Addendum to Schedule A and Schedule B of the License Agreement between the American Express Funds and American Express Company, dated June 23, 2004, filed electronically on or about June 28, 2004 as Exhibit (h)(2) to AXP Variable Portfolio - Select Series, Inc. Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered to be filed by amendment.

(j) Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(k)      Omitted Financial Statements: Not Applicable.

(l)      Initial Capital Agreements: Not Applicable.

(m)(1) Plan and Agreement of Distribution for Class A and Class B Shares between Registrant and American Express Financial Advisors Inc., dated January 1, 2003, filed electronically as Exhibit (m)(1) to Registrant's Post-Effective Amendment No. 55 to Registration Statement No. 2-54516, is incorporated by reference.

(m)(2) Amendment to Plan and Agreement of Distribution (Class A and B), dated April 14, 2005, between the Registrant and American Express Financial Advisors Inc., filed electronically on or about July 28, 2005 as Exhibit (m)(3) to AXP Government Income Series, Inc.'s Post-Effective Amendment No. 41 to Registration Statement No. 2-96512 is incorporated by reference.

(m)(3)   Plan and  Agreement  of  Distribution  for Class C shares dated
         March 9, 2000 between Registrant and American Express Financial Advisors Inc. filed as Exhibit (m)(2) to Registrant's Post-Effective Amendment No. 53 to Registration Statement No. 2-54516, is incorporated by reference.

(m)(4) Amendment to Plan and Agreement of Distribution (Class C), dated April 14, 2005, between the Registrant and American Express Financial Advisors Inc., filed electronically on or about July 28, 2005 as Exhibit (m)(6) to AXP Government Income Series, Inc.'s Post-Effective Amendment No. 41 to Registration Statement No. 2-96512 is incorporated by reference.

(n) Amended 18f-3 Plan, dated as of May 26, 2004, filed electronically on or about July 29, 2004 as Exhibit (n) to AXP Discovery Series, Inc. Post-Effective Amendment No. 49 to Registration Statement No. 2-72174 is incorporated by reference.

(o)      Reserved.

(p)(1)   Code  of  Ethics  adopted  under  Rule  17j-1  for  Registrant   filed
         electronically on or about March 28, 2005 as Exhibit (p)(1) to AXP Selected Series, Inc.'s Post-Effective Amendment No. 42 to Registration Statement No. 2-93745 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated January 2005, filed electronically on or about January 27, 2005 as Exhibit (p)(2) to AXP Equity Series, Inc. Post-Effective Amendment No. 99 to Registration Statement No. 2-13188 is incorporated by reference.

(q)(1) Directors' Power of Attorney to sign Amendments to this Registration Statement, dated Nov. 11, 2004, is filed electronically herewith as Exhibit (q)(1).

(q)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 9, 2002, filed electronically as Exhibit (q)(2) to Registrant's Post-Effective Amendment No. 54 to Registration Statement No. 2-54516, is incorporated by reference.

(q)(3) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Sept. 17, 2002, filed electronically as Exhibit
         (q)(3) to Registrant's Post-Effective Amendment No. 54 to Registration Statement No. 2-54516, is incorporated by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant:

         None.

Item 25. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 26.          Business and Other Connections of Investment Adviser (Ameriprise Financial, Inc.)

Directors and officers of Ameriprise Financial Inc. who are directors and/or officers of one or more other companies:

Name and Title                      Other company(s)                  Address*                Title within other
                                                                                                   company(s)
-------------------------       -----------------------      -------------------------    -----------------------
Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President - Annuities
Vice President - General        Assurance Company            P.O. Box 5555
Manager Annuities                                            Albany, NY  12205-0555

                                American Enterprise Life                                  President and Director
                                Insurance Company

                                American Enterprise                                       President
                                REO 1, LLC

                                Ameriprise Financial                                      Vice President - General Manager
                                Services, Inc.                                            Annuities

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Partners Life       1751 Ameriprise              Director and President
                                Insurance Company            Financial Center
                                                             Minneapolis MN  55474

                                IDS Life Insurance Company                                Director and Executive Vice
                                                                                          President - Annuities

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President -
                                of New York                  Albany, NY  12205            Annuities

Neysa M. Alecu                  Advisory Capital Partners LLC                             Money Laundering
Money Laundering                                                                          Prevention Officer
Prevention Officer
                                Advisory Capital Strategies                               Money Laundering
                                Group Inc.                                                Prevention Officer

                                Advisory Convertible Arbitrage LLC                        Money Laundering
                                                                                          Prevention Officer

                                Advisory Select LLC                                       Money Laundering
                                                                                          Prevention Officer

                                American Enterprise                                       Money Laundering
                                Investment Services, Inc.                                 Prevention Officer

                                American Enterprise REO 1 LLC                             Money Laundering
                                                                                          Prevention Officer

                                RiverSource Investments, LLC                              Money Laundering
                                                                                          Prevention Officer

                                American Express Asset Management                         Money Laundering
                                International, Inc.                                       Prevention Officer

                                RiverSource Service Corporation                           Money Laundering
                                                                                          Prevention Officer

                                American Express Corporation                              Money Laundering
                                                                                          Prevention Officer

                                Ameriprise Financial Services, Inc.                       Money Laundering
                                                                                          Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Alabama Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Arizona Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Idaho Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Maryland Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Massachusetts Inc.                              Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Nevada Inc.                                     Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of New Mexico Inc.                                 Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Oklahoma Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Texas Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Wyoming Inc.                                    Prevention Officer

                                Ameriprise Auto & Home Insurance                          Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer

                                Boston Equity General                                     Money Laundering
                                Partner LLC                                               Prevention Officer

                                IDS Cable Corporation                                     Money Laundering
                                                                                          Prevention Officer

                                IDS Cable II Corporation                                  Money Laundering
                                                                                          Prevention Officer

                                IDS Capital Holdings Inc.                                 Money Laundering
                                                                                          Prevention Officer

                                IDS Life Insurance Company                                Money Laundering
                                                                                          Prevention Officer

                                IDS Management Corporation                                Money Laundering
                                                                                          Prevention Officer

Ward D. Armstrong               Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Retirement Services and RiverSource
Retirement Services                                                                       Investments
and RiverSource Investments
                                RiverSource                                               Director and Senior Vice President
                                Investments, LLC

                                Ameriprise Trust                                          Director and Chairman of
                                Company                                                   the Board

                                Kenwood Capital Management LLC                            Manager

                                American Express Asset                                    Director
                                Management International Inc.

John M. Baker                   Ameriprise Financial                                      Vice President - Chief Client
Vice President - Plan Sponsor   Services Inc.                                             Service Officer
Services
                                RiverSource                                               Vice President
                                Investments, LLC

                                Ameriprise Trust                                          Director and Senior Vice President
                                Company

Dudley Barksdale                Ameriprise Financial                                      Vice President - Service
Vice President - Service        Services Inc.                                             Development
Development

Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Vice President -                Assurance Company            P.O. Box 5555                Executive Officer
Insurance Products                                           Albany, NY  12205-0555
                                American Enterprise Life                                  Director
                                Insurance Company

                                Ameriprise Financial                                      Vice President - Insurance
                                Services Inc.                                             Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President and Chief
                                Agency of Oklahoma Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Vice President-Insurance
                                Insurance Company                                         Products

                                IDS Life Insurance Company                                Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS REO 1, LLC                                            President

                                IDS REO 2, LLC                                            President

Kent M. Bergene
Vice President -
Pricing and Product
Development

Arthur H. Berman                American Enterprise Life                                  Director
Senior Vice President and       Insurance Company
Treasurer
                                Ameriprise Financial                                      Senior Vice President
                                Services Inc.                                             and Treasurer

                                American Partners Life                                    Director
                                Insurance Company

                                IDS Life Insurance                                        Director
                                Company

Walter S. Berman                Advisory Capital Partners LLC                             Treasurer
Director, Executive Vice
President and                   Advisory Capital Strategies                               Treasurer
Chief Financial Officer         Group Inc.

                                Advisory Convertible Arbitrage LLC                        Treasurer

                                Advisory Select LLC                                       Treasurer

                                American Centurion Life                                   Vice President and Treasurer
                                Assurance Company

                                American Enterprise Life                                  Vice President and Treasurer
                                Insurance Company

                                American Enterprise REO 1, LLC                            Treasurer

                                RiverSource Investments, LLC                              Treasurer


                                American Express Asset Management                         Treasurer
                                International, Inc.

                                Ameriprise Certificate Company                            Treasurer

                                RiverSource Service Corporation                           Treasurer


                                American Express Corporation                              Treasurer

                                Ameriprise Financial                                      Director
                                Services Inc.

                                American Express                                          Vice President and Treasurer
                                Financial Advisors Services Japan Inc.

                                American Express Insurance                                Treasurer
                                Agency of Alabama Inc.

                                American Express Insurance                                Treasurer
                                Agency of Arizona Inc.

                                American Express Insurance                                Treasurer
                                Agency of Idaho Inc.

                                American Express Insurance                                Treasurer
                                Agency of Maryland Inc.

                                American Express Insurance                                Treasurer
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Treasurer
                                Agency of Nevada Inc.

                                American Express Insurance                                Treasurer
                                Agency of New Mexico Inc.

                                American Express Insurance                                Treasurer
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Treasurer
                                Agency of Wyoming Inc.

                                Ameriprise Auto & Home                                    Treasurer
                                Insurance

                                Ameriprise Auto & Home                                    Treasurer
                                Insurance
                                of Kentucky, Inc.

                                Ameriprise Auto & Home                                    Treasurer
                                Insurance
                                of Maryland, Inc.

                                Ameriprise Auto & Home                                    Treasurer
                                Insurance
                                of Pennsylvania, Inc.

                                American Partners Life                                    Vice President and Treasurer
                                Insurance Company

                                AMEX Assurance Company                                    Treasurer

                                Boston Equity General                                     Treasurer
                                Partner LLC

                                IDS Cable Corporation                                     Treasurer

                                IDS Cable II Corporation                                  Treasurer

                                IDS Capital Holdings Inc.                                 Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer
                                of New York

                                IDS Management Corporation                                Treasurer

                                IDS Partnership Services                                  Treasurer
                                Corporation

                                IDS Property Casualty                                     Treasurer
                                Insurance Company

                                IDS Realty Corporation                                    Treasurer

                                IDS REO 1, LLC                                            Treasurer

                                IDS REO 2, LLC                                            Treasurer

                                Investors Syndicate                                       Vice President and Treasurer
                                Development Corp.

                                Kenwood Capital                                           Treasurer
                                Management LLC

                                Threadneedle Asset Management                             Director
                                Holdings LTD

Robert C. Bloomer               Ameriprise Financial                                      Vice President - Technologies III
Vice President -                Services Inc.
Technologies III

Leslie H. Bodell                Ameriprise Financial                                      Vice President - Technologies I
Vice President -                Services Inc.
Technologies I

Randy L. Boser                  Ameriprise Financial                                      Vice President - Mutual Fund
Vice President -                Services Inc.                                             Business Development
Business Development
                                IDS Life Insurance Company                                Assistant Vice President

Kenneth J. Ciak                 AMEX Assurance Company                                    Director, President and Chief
Vice President and General                                                                Executive Officer
Manager - IDS Property
Casualty                        Ameriprise Financial                                      Vice President and General
                                Services Inc.                                             Manager - IDS Property
                                                                                          Casualty

                                Ameriprise Auto & Home                                    Director, President and Chief
                                Insurance                                                 Executive Officer
                                of Kentucky Inc.

                                Ameriprise Auto & Home                                    Director, President and Chief
                                Insurance                                                 Executive Officer
                                of Maryland Inc.

                                Ameriprise Auto & Home                                    Director, President and Chief
                                Insurance                                                 Executive Officer
                                of Pennsylvania Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director, President and Chief
                                Insurance Company            DePere, WI 54115             Executive Officer

Paul A. Connolly                Ameriprise Financial                                      Vice President - RL HR/US Retail
Vice President - Retail         Services Inc.
Distribution Services

James M. Cracchiolo             Ameriprise Financial                                      Director, Chairman of the Board,
Director, Chairman of           Services Inc.                                             President and Chief Executive Officer
the Board, President and
Chief Executive Officer         Threadneedle Asset                                        Director and Chairman of the Board
                                Management Holdings LTD

Colleen Curran                  Ameriprise Financial                                      Vice President and
Vice President and Assistant    Services Inc.                                             Assistant General Counsel
General Counsel

Luz Maria Davis                 Ameriprise Financial                                      Vice President - Employee
Vice President - Employee       Services Inc.                                             Communications
Communications

Paul James Dolan                Ameriprise Financial                                      Vice President - CAO Product Sales
Vice President -                Services Inc.
CAO Product Sales

William V. Elliott              Ameriprise Financial                                      Vice President - Financial
Vice President - Financial      Services Inc.                                             Planning and Advice
Planning and Advice


Benjamin R. Field               Ameriprise Financial                                      Vice President - Finance Education &
Vice President - Finance        Services Inc.                                             Planning Services
Education & Planning
Services

Gordon M. Fines                 RiverSource Investments, LLC                              Vice President - Senior Portfolio
Vice President - Financial                                                                Manager
Education &
Planning
Services                        Ameriprise Financial                                      Vice President - Senior
                                Services Inc.                                             Portfolio Manager I

Giunero Floro                   Ameriprise Financial Services Inc.                        Vice President - Creative
Services
Vice President - Creative
Services

Terrence J. Flynn               Ameriprise Financial Services Inc.                        Vice President - Brokerage
Vice President - Brokerage                                                                Clearing Operations
Clearing
Operations
                                American Enterprise                                       President and Chief Executive Officer
                                Investment Services Inc.

                                RiverSource                                               Director and Senior Vice President -
                                Service Corporation                                       Clearing Operations

Jeffery P. Fox                  Ameriprise Financial                                      Vice President - Investment
Accounting
Vice President -                Services Inc.
Investment
Accounting

Laura C. Gagnon                 Ameriprise Financial Services Inc.                        Vice President - Investor Relations
Vice President - Investor
Relations

Peter A. Gallus                 Advisory Capital Strategies                               Director, President, Chief Operating
Vice President - Investment     Group Inc.                                                Officer and Chief Compliance Officer
Administration
                                Advisory Capital Partners LLC                             President, Chief Operating Officer,
                                                                                          Chief Compliance Officer
                                Advisory Convertible
                                Arbitrage LLC                                             President, Chief Operating Officer,
                                                                                          Chief Compliance Officer

                                Advisory Select LLC                                       Vice President and Chief
                                                                                          Compliance Officer

                                Ameriprise Financial                                      Vice President - CAO - AEFA
                                Services Inc.                                             Investment Management

                                RiverSource Investments, LLC                              Senior Vice President, Chief
                                                                                          Operating Officer and Assistant
                                                                                          Treasurer

                                American Express Asset                                    Assistant Treasurer
                                Management International, Inc.

                                Boston Equity General                                     President, Chief Operating Officer,
                                Partner LLC                                               Chief Compliance Officer

                                Kenwood Capital Management LLC                            Manager

                                IDS Capital Holdings Inc.                                 Vice President and Controller

Michael R. Greene
Vice President -
Compliance/Legal/Regulatory
Project Management Office

Steven Guida                    RiverSource                                               Director
Vice President - New            Service Corporation
Business and Service
                                Ameriprise Financial                                      Vice President - New
                                Services Inc.                                             Business and Service

                                American Express Insurance                                Vice President
                                Agency of Massachusetts Inc.

Teresa A. Hanratty              Ameriprise Financial                                      Senior Vice
Senior Vice President -         Services Inc.                                             President - Field
Management
Field Management

Lorraine R. Hart                AMEX Assurance Company                                    Vice President -
Vice President - Fixed Income                                                             Investments
Investment Administration
Officer                         American Centurion Life      20 Madison Ave. Extension    Vice President -  Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 Ameriprise               Vice President -  Investments
                                Insurance Company            Financial Center
                                                             Minneapolis, MN  55474

                                American Enterprise          829 Ameriprise             Vice President
                                REO 1, LLC                   Financial Center
                                                             Minneapolis, MN  55474

                                Ameriprise                                                Vice President -  Investments
                                Certificate Company

                                American Express                                          Director, President and Chief
                                Corporation                                               Executive Officer

                                American Express International                            Vice President - Investments
                                Deposit Company

                                Ameriprise Financial                                      Vice President - Fixed Income
                                Services Inc.                                             Investment  Administration Officer

                                American Partners Life       1751 Ameriprise              Vice President - Investments
                                Insurance Company            Financial Center
                                                             Minneapolis, MN  55474

                                IDS Life Insurance Company                                Vice President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investments
                                Insurance Company            DePere, WI 54115

                                IDS REO 1, LLC                                            Vice President

                                IDS REO 2, LLC                                            Vice President

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

Janis K. Heaney                 Ameriprise Financial                                      Vice President - Incentive
Vice President - Incentive      Services Inc.                                             Management
Management

Brian M. Heath                  Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Advisor Group
Advisor Group


Nancy R. Hughes                 American Centurion Life                                   Assistant Vice President
Assistant Vice President        Assurance Company

                                American Enterprise Life                                  Assistant Vice President
                                Insurance Company

                                American Enterprise REO 1 LLC                             Assistant Vice President

                                Ameriprise Certificate                                    Assistant Vice President
                                Company

                                American Partners Life                                    Assistant Vice President
                                Insurance Company

                                IDS Life Insurance Company                                Assistant Vice President

                                IDS Life Insurance Company                                Assistant Vice President
                                of New York

                                IDS REO 1 LLC                                             Assistant Vice President

                                IDS REO 2 LLC                                             Assistant Vice President

Debra A. Hutchinson             Ameriprise Financial                                      Vice President - Technologies I
Vice President -                Services Inc.
Technologies I

Andrew A. Jackson               Ameriprise Financial                                      General Auditor
General Auditor                 Services Inc.

James M. Jensen                 Ameriprise Financial                                      Vice President - Compensation
Vice President - Advice and     Services Inc.                                             and Licensing Services
Retail Distribution Group,
Product, Compensation and       American Express Insurance                                Director, Vice President
Field Administration            Agency of Alabama Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Wyoming Inc.

Amy K. Johnson
Vice President -
Operations and
Compliance

Paul R. Johnston                American Centurion Life                                   Secretary
Secretary                       Assurance Company

                                American Enterprise                                       Secretary
                                Investment Services Inc.

                                American Enterprise Life                                  Secretary
                                Insurance Company

                                American Enterprise REO 1, LLC                            Secretary

                                RiverSource                                               Secretary
                                Investments, LLC

                                American Express Asset Management                         Secretary
                                International, Inc.

                                RiverSource                                               Secretary
                                Service Corporation

                                American Express Corporation                              Secretary

                                Ameriprise Financial                                      Secretary
                                Services Inc.

                                American Express                                          Secretary
                                Financial Advisors Japan Inc.

                                Ameriprise Financial                                      Secretary
                                Inc.

                                American Express Insurance                                Secretary
                                Agency of Alabama Inc.

                                American Express Insurance                                Secretary
                                Agency of Arizona Inc.

                                American Express Insurance                                Secretary
                                Agency of Idaho Inc.

                                American Express Insurance                                Secretary
                                Agency of Maryland Inc.

                                American Express Insurance                                Secretary
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Secretary
                                Agency of Nevada Inc.

                                American Express Insurance                                Secretary
                                Agency of New Mexico Inc.

                                American Express Insurance                                Secretary
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Secretary
                                Agency of Wyoming Inc.

                                Ameriprise Auto & Home                                    Vice President, General Counsel
                                Insurance                                                 and Secretary

                                Ameriprise Auto & Home                                    Secretary
                                Insurance
                                of Kentucky, Inc.

                                Ameriprise Auto & Home                                    Secretary
                                Insurance
                                of Maryland, Inc.

                                Ameriprise Auto & Home                                    Secretary
                                Insurance
                                of Pennsylvania, Inc.

                                Ameriprise Trust Company                                  Secretary

                                American Partners Life                                    Assistant General Counsel
                                Insurance Company                                         and Secretary

                                AMEX Assurance Company                                    Director, General Counsel and
                                                                                          Secretary

                                IDS Cable Corporation                                     Vice President and Secretary

                                IDS Cable II Corporation                                  Vice President and Secretary

                                IDS Capital Holdings Inc.                                 Secretary

                                IDS Life Insurance Company                                Assistant General Counsel
                                                                                          and Secretary

                                IDS Life Insurance Company                                Secretary
                                of New York

                                IDS Management Corporation                                Vice President and Secretary

                                IDS Partnership Services                                  Vice President and Secretary
                                Corporation

                                IDS Property Casualty                                     Director, Vice President,
                                Insurance Company                                         General Counsel and Secretary

                                IDS Realty Corporation                                    Vice President and Secretary

                                IDS REO 1, LLC                                            Secretary

                                IDS REO 2, LLC                                            Secretary

                                Investors Syndicate                                       Secretary
                                Development Corp.

Nancy E. Jones                  Ameriprise Financial                                      Vice President - Advisor
Vice President - Advisor        Services Inc.                                             Marketing
Marketing

William A. Jones                Ameriprise Financial                                      Vice President - Technologies III
Vice President -                Services Inc.
Technologies III

John C. Junek                   Ameriprise Financial                                      Senior Vice President and
Senior Vice President           Services Inc.                                             General Counsel
and General Counsel

Ora J. Kaine                    Ameriprise Financial                                      Vice President - Retail
Vice President - Retail         Services Inc.                                             Distribution Services
Distribution Services

Michelle M. Keeley              AMEX Assurance Company                                    Vice President-Investments
Senior Vice President -
Fixed Income                    American Centurion Life                                   Vice President-Investments
                                Assurance Company

                                American Enterprise Life                                  Vice President-Investments
                                Insurance Company

                                RiverSource                                               Director and Senior Vice President -
                                                                                          Fixed Income
                                Investments, LLC

                                American Express                                          Director
                                Asset Management
                                Group International Inc.

                                Ameriprise                                                Vice President-Investments
                                Certificate Company

                                Ameriprise Financial                                      Senior Vice President-Fixed Income
                                Services Inc.

                                American Partners Life                                    Vice President-Investments
                                Insurance Company

                                IDS Life Insurance Company                                Vice President-Investments

                                IDS Life Insurance Company                                Vice President-Investments
                                of New York

                                Kenwood Capital Management LLC                            Manager

Claire Kolmodin                 Ameriprise Financial                                      Vice President - Strategic
Vice President - Strategic      Services Inc.                                             Initiatives
Initiatives

Lori J. Larson                  Ameriprise Financial                                      Vice President - Advisor
Vice President - Advisor        Services Inc.                                             Field Force Growth &
Field Force Growth &                                                                      Retention
Retention

Daniel E. Laufenberg            Ameriprise Financial                                      Vice President - Chief U.S. Economist
Vice President and Chief        Services Inc.
U.S. Economist

Jane W. Lee                     Ameriprise Financial                                      Vice President and General
Vice President and General      Services Inc.                                             Manager Platinum
Manager Platinum Financial                                                                Financial Services
Services

Catherine M. Libbe              Ameriprise Financial                                      Vice President - Marketing & Product
Vice President -                Services Inc.                                             Retirement Services
Marketing  & Product
Retirement Services

Diane D. Lyngstad               Ameriprise Financial                                      Chief Financial Officer and Vice
Vice President - Comp           Services Inc.                                             President - Comp and Licensing
Services
and Licensing Services
                                RiverSource                                               Director, Vice President and Chief
                                Service Corporation                                       Financial Officer

Timothy J. Masek                Ameriprise Financial                                      Vice President - Fixed Income Research
Vice President - Fixed          Services Inc.
Income Research

Mark T. McGannon                Ameriprise Financial                                      Vice President and
Vice President and              Services Inc.                                             General Manager - Products Sales
General Manager -
Products Sales

Brian J. McGrane                Ameriprise Financial                                      Vice President and Lead Financial
Vice President -                Services Inc.                                             Officer Finance
Lead Financial Officer
Finance                         Advisory Capital Partners LLC                             Vice President and Chief Financial
                                                                                          Officer

                                Advisory Capital                                          Vice President and Chief Financial
                                Strategies Group Inc.                                     Officer

                                Advisory Convertible                                      Vice President and Chief Financial
                                Arbitrage LLC                                             Officer

                                Advisory Select LLC                                       Vice President and Chief Financial
                                                                                          Officer

                                RiverSource                                               Vice President and Chief Financial
                                Investments, LLC                                          Officer

                                American Express Asset                                    Vice President and Chief Financial
                                Management International Inc.                             Officer

                                Ameriprise                                                Vice President and Chief Financial
                                Certificate Company                                       Officer

                                Ameriprise Trust Company                                  Director

                                Boston Equity General                                     Vice President and Chief Financial
                                Partner LLC                                               Officer

Sarah M. McKenzie               Ameriprise Financial                                      Vice President -
Vice President -                Services Inc.                                             Managed and Brokerage Products
Managed and Brokerage
Products

Penny J. Meier                  Ameriprise Financial                                      Vice President - Business
Vice President - Business       Services Inc.                                             Transformation/Six Sigma
Transformation/Six Sigma

Paula R. Meyer                  Ameriprise Financial                                      Senior Vice President and General
Senior Vice President           Services Inc.                                             Manager - Mutual Funds
and General
Manager - Mutual Funds          Ameriprise  Certificate                                   Director, President Chairman of the
                                Company                                                   Board and Chief Executive Officer

                                American Express                                          Director and President
                                International Deposit
                                Company

                                Ameriprise Trust Company                                  Director


                                Investors Syndicate                                       Director, President and Chief
                                Development Corp.                                         Executive Officer

                                RiverSource Service Corporation                           Senior Vice President

Holly Morris                    Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Technologies
Technologies

Rebecca A. Nash                 Ameriprise Financial                                      Vice President -
Vice President -                Services Inc.                                             Service Operations
Service Operations
                                AMEX Assurance Company                                    Vice President -
                                                                                          Insurance

                                IDS Property Casualty                                     Vice President -
                                Insurance Company                                         Insurance

B. Roger Natarajan              American Enterprise Life                                  Director, Vice President
Vice President - Finance        Insurance Company                                         and Chief Actuary

                                American Centurion Life                                   Vice President and Chief Actuary
                                Assurance Company

                                Ameriprise Financial                                      Vice President - Finance
                                Services Inc.

                                American Partners Life                                    Director, Vice President and
                                Insurance Company                                         Chief Actuary

                                IDS Life Insurance Company                                Director, Vice President
                                                                                          and Chief Actuary

                                IDS Life Insurance Company                                Vice President and Chief Actuary
                                of New York

Francois B. Odouard             Ameriprise Financial                                      Vice President - Brokerage
Vice President -                Services Inc.
Brokerage

Michael J. O'Keefe              Ameriprise Financial                                      Vice President - Advisory
Vice President - Advisory       Services Inc.                                             Business Systems
Business Systems

Benji Orr                       Advisory Capital Partners LLC                             Deputy Money Laundering
Deputy Money                                                                              Prevention Officer
Laundering
Prevention Officer              Advisory Capital Strategies Group                         Deputy Money Laundering
                                Inc.                                                      Prevention Officer

                                Advisory Convertible Arbitrage LLC                        Deputy Money Laundering
                                                                                          Prevention Officer

                                Advisory Select LLC                                       Deputy Money Laundering
                                                                                          Prevention Officer

                                American Enterprise Investment                            Deputy Money Laundering
                                Services Inc                                              Prevention Officer

                                American Enterprise REO 1 LLC                             Deputy Money Laundering
                                                                                          Prevention Officer

                                American Express Asset Management                         Deputy Money Laundering
                                International Inc.                                        Prevention Officer

                                American Express Corporation                              Deputy Money Laundering
                                                                                          Prevention Officer

                                American Express Financial                                Deputy Money Laundering
                                Corporation                                               Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Arizona Inc.                                           Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Idaho Inc.                                             Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Maryland Inc.                                          Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Massachusetts Inc.                                     Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Nevada Inc.                                            Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of New Mexico Inc.                                        Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Oklahoma Inc.                                          Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Texas Inc.                                             Prevention Officer

                                American Express Insurance Agency                         Deputy Money Laundering
                                of Wyoming Inc.                                           Prevention Officer

                                American Express Trust Company                            Deputy Money Laundering
                                                                                          Prevention Officer

                                Ameriprise Auto & Home Insurance                          Deputy Money Laundering
                                                                                          Prevention Officer

                                Ameriprise Financial Services,                            Deputy Money Laundering
                                Inc.                                                      Prevention Officer

                                Boston Equity General Partner LLC                         Deputy Money Laundering
                                                                                          Prevention Officer

                                IDS Capital Holdings Inc.                                 Deputy Money Laundering
                                                                                          Prevention Officer

                                IDS Management Corporation                                Deputy Money Laundering
                                                                                          Prevention Officer

                                RiverSource Investments, LLC                              Deputy Money Laundering
                                                                                          Prevention Officer

                                RiverSource Service Corporation                           Deputy Money Laundering
                                                                                          Prevention Officer

Paul Pearson
Vice President - SPS
and External Products

Samuel Perruchoud               RiverSource Investments, LLC                              Senior Portfolio Manager
Senior Portfolio Manager
                                American Express Asset Management                         Vice President
                                International Inc.

Scott R. Plummer                American Centurion Life                                   38a-1 Chief Compliance Officer
Vice President -                Assurance Company
Asset Management
Compliance                      American Enterprise Life                                  38a-1 Chief Compliance Officer
                                Insurance Company

                                Ameriprise Certificate                                    Compliance Officer
                                Company

                                American Partners                                         38a-1 Chief Compliance Officer
                                Life Insurance Company

                                IDS Life Insurance Company                                38a-1 Chief Compliance Officer

                                IDS Life Insurance Company                                38a-1 Chief Compliance Officer
                                of New York

Mark A. Riordan                 Ameriprise Financial                                      Vice President - Finance
Vice President - Finance        Services Inc.                                             Emerging Technologies
Emerging Technologies

ReBecca K. Roloff               Ameriprise Financial                                      Senior Vice President - GFS
Senior Vice President -         Services Inc.
GFS

Andrew C. Schell                Ameriprise Financial                                      Vice President - Strategy
Vice President - Strategy       Services Inc.                                             and Planning
and Planning

Mark E. Schwarzmann             American Enterprise Life                                  Director, Chairman of the Board and
Senior Vice President -         Insurance Company                                         Chief Executive Officer
Insurance and Annuities
                                Ameriprise Financial                                      Senior Vice President - Insurance
                                Services Inc.                                             and Annuities

                                American Partners Life                                    Director, Chairman of the Board and
                                Insurance Company                                         Chief Executive Officer

                                IDS Life Insurance Company                                Director, Chairman of the Board and
                                                                                          Chief Executive Officer

Gary A. Scott                   Ameriprise Financial                                      Vice President - Client Acquisition
Vice President -                Services Inc.                                             Marketing and Services
Client Acquisition
Marketing and Services

Kim M. Sharan
Senior Vice President
and Chief Marketing Officer

Jacqueline M. Sinjem            Ameriprise Financial                                      Vice President - Plan Sponsor
Vice President - Plan           Services Inc.                                             Services
Sponsor Services
                                Ameriprise Trust                                          Vice President
                                Company

Peter L. Slattery               Advisory Select LLC                                       President and Chief Operating
Vice President - Marketing                                                                Officer
Officer Development

                                IDS Futures Brokerage                                     General Manager and Director
                                Group

                                IDS Futures Corporation                                   Vice President

Bridget M. Sperl                RiverSource                                               Director, Chairman of the Board;
Senior Vice President -         Service Corporation                                       President and Chief Executive
Officer
Client Service
Organization                    Ameriprise Financial                                      Senior Vice President -
                                Services Inc.                                             Client Service Organization

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company

Lisa A. Steffes                 Ameriprise Financial                                      Vice President - Marketing
Vice President - Marketing      Services Inc.                                             Officer Development
Officer Development
                                AMEX Assurance Company                                    Director

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

David K. Stewart                American Centurion Life                                   Vice President and Controller
Vice President and              Assurance Company
Controller
                                American Enterprise                                       Treasurer
                                Investment Services Inc.

                                American Enterprise Life                                  Vice President and Controller
                                Insurance Company

                                Ameriprise                                                Vice President, Controller and
                                Certificate Company                                       Chief Accounting Officer

                                Ameriprise Financial                                      Vice President and Controller
                                Services Inc.

                                American Partners Life                                    Vice President and Controller
                                Insurance Company

                                IDS Life Insurance                                        Vice President and Controller
                                Company

                                IDS Life Insurance                                        Vice President and Controller
                                Company of New York

Caroline Stockdale-Boon         Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Human Resources
Human Resources

Jeffrey J. Stremcha             Ameriprise Financial                                      Vice President - Technologies I
Vice President -                Services Inc.
Technologies I

John T. Sweeney                 American Enterprise Investment                            Chief Financial Officer
Vice President - Lead           Services, Inc.
Financial Officer -
Products Group                  Ameriprise Financial                                      Vice President, Lead Financial
                                Services Inc.                                             Officer - Banking, Brokerage
                                                                                          and Managed Products

                                AMEX Assurance Company                                    Director

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director

                                IDS Partnership                                           Director
                                Services Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Realty Corporation                                    Director

Joseph E. Sweeney               Ameriprise Financial Services Inc.                        Senior Vice President -
Senior Vice President -                                                                   U.S. Brokerage and Membership
U.S. Brokerage and Membership                                                             Banking
Banking
                               American Express Investment                               Director
                               Investment Services Inc.

William F. "Ted" Truscott       Advisory Capital Strategies                               Director
Senior Vice President and       Group Inc.
Chief Investment Officer
                                RiverSource                                               Director, President and Chairman of
                                Investments, LLC                                          the Board, Chief Investment Officer

                                American Express Asset                                    Director
                                Management International Inc.

                                Ameriprise Financial                                      Senior Vice President and
                                Services Inc.                                             Chief Investment Officer

                                IDS Capital Holdings Inc.                                 Director and President

                                Kenwood Capital Management LLC                            Manager

                                Threadneedle Asset Management                             Director
                                Holdings

George F. Tsafaridis            Ameriprise Financial                                      Vice President - Quality & Service
Vice President -                Services Inc.                                             Support
Quality & Service Support

Ramanathan Venkataramana        Ameriprise Financial                                      Vice President - Technologies III
Vice President -                Services Inc.
Technologies III

Peter S. Velardi                Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Field Management
Field Management

Andrew O. Washburn              Ameriprise Financial                                      Vice President - Mutual Fund
Marketing
Vice President -                Services Inc.
Marketing

Beth E. Weimer                  Ameriprise Financial                                      Vice President and Chief
Vice President and              Services Inc.                                             Compliance Officer -
Chief Compliance Officer                                                                  Asset Management and
                                                                                          Insurance

                                RiverSource                                               Chief Compliance Officer
                                Service Corporation

Jeffery A. Williams             Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Cross-Sell/Strategic
Cross-Sell/Strategic                                                                      Management
Management

William J. Williams             Ameriprise Financial                                      Senior Vice President - Field Management
Senior Vice President -         Services Inc.
Field
Management

Dianne L. Wilson                Ameriprise Financial                                      Vice President - Insurance
Operations
Vice President -                Services Inc.
Insurance
Operations
                                Amex Assurance Company                                    Director and Senior Vice
President

                                Ameriprise Auto & Home                                    Vice President
                                Insurance
                                of Kentucky Inc.

                                Ameriprise Auto & Home                                    Vice President
                                Insurance
                                of Maryland Inc.

                                Ameriprise Auto & Home                                     Vice President
                                Insurance
                                of Pennsylvania Inc.

                                IDS Property Casualty Company                             Director and Senior Vice
President

Michael D. Wolf                 Ameriprise Financial                                      Vice President and Equity
Vice President and Senior       Services Inc.                                             Senior Portfolio Manager
Portfolio
Manager

Michael R. Woodward             Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Field Management
Field Management
                                American Centurion Life      20 Madison Ave. Extension    Director
                                Assurance Company            Albany, NY 12205-0555

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

John Woener                     Ameriprise Financial                                      Senior Vice President -
Senior Vice President -         Services Inc.                                             Strategic Planning and
Strategic Planning and                                                                    Business Development
Business Development

* Unless otherwise noted, address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 27. Principal Underwriters.

(a) Ameriprise Financial Services, Inc. acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  Ameriprise
          Certificate Company; Advisory Hedged Opportunity Fund.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with              Offices with Registrant
         Business Address*                              Underwriter

         Gumer C. Alvero                                Vice President - General               None
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -                None
                                                        Retirement Services and
                                                        Riversource Investments

         John M. Baker                                  Vice President - Chief                 None
                                                        Client Service Officer

         Dudley Barksdale                               Vice President - Service               None
                                                        Development

         Timothy V. Bechtold                            Vice President -                       None
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President and Treasurer    None

         Walter S. Berman                               Director                               None

         Robert C. Bloomer                              Vice President - Technologies III      None

         Leslie H. Bodell                               Vice President - Technologies I        None

         Rob Bohli                                      Group Vice President -                 None
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -                 None
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -                 None
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Randy L. Boser                                 Vice President - Mutual Fund           None
                                                        Business Development

         Kenneth J. Ciak                                Vice President and                     None
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - RL HR/US Retail       None

         James M. Cracchiolo                            Director, President, Chairman of       None
                                                        the Board and Chief Executive
                                                        Officer

         Colleen Curran                                 Vice President and                     None
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - Employee              None
                                                        Communications

         Scott M. DiGiammarino                          Group Vice President -                 None
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Paul James Dolan                               Vice President - CAO Product Sales

         Kenneth Dykman                                 Group Vice President -                 None
         625 Kenmor Ave South East                      Greater Michigan
         Suite 301
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial             None
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace              None
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior                None
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative              None
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage             None
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment            Treasurer
                                                        Accounting

         Peter A. Gallus                                Vice President - CAO - AEFA            None
                                                        Investment Management

        Laura C. Gagnon                                 Vice President - Investor Relations    None

         Gary W. Gassmann                               Group Vice President -                 None
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         John C. Greiber                                Group Vice President -                 None
                                                        Minnesota/Iowa

         Martin T. Griffin                              Vice President and National Sales      None
                                                        Manager External Channel

         Steven Guida                                   Vice President -                       None
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -                None
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Fixed Income          None
                                                        Investments Administration
                                                        Officer

         Janis K. Heaney                                Vice President -                       None
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President -                None
         Suite 150                                      Advisor Group
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -                 None
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -                 None
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

        Kelli A. Hunter                                 Executive Vice President -             None
                                                        Human Resources

         Debra A. Hutchinson                            Vice President - Technologies I        None

         Theodore M. Jenkin                             Group Vice President -                 None
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -                       None
                                                        Compensation and Licensing
                                                        Services

         Gregory C. Johnson                             Group Vice President -                 None
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Jody M. Johnson                                Group Vice President -                 None
                                                        Twin Cities Metro

         Paul R. Johnston                               Secretary

         Nancy E. Jones                                 Vice President - Advisor               None
                                                        Marketing

         William A. Jones                               Vice President - Technologies III      None

         John C. Junek                                  Senior Vice President and              None
                                                        General Counsel

         Ora J. Kaine                                   Vice President -                       None
                                                        Retail Distribution Services

         Michelle M. Keeley                             Senior Vice President -                None
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -                 None
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic             None
                                                        Initiatives

         Neysa A. Alecu                                 Money Laundering Prevention            None
                                                        Officer

         Benji Orr                                      Deputy Money Laundering                None
                                                        Prevention Officer

         Robert Whalen                                  Group Vice President -                 None
         939 West North Ave                             Chicago Metro
         Chicago, IL  60606

         Lori J. Larson                                 Vice President - Advisor               None
                                                        Field Force Growth and
                                                        Retention

         Daniel E. Laufenberg                           Vice President - Chief                 None
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - General               None
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing             None
                                                        & Product Retirement Services

         Diane D. Lyngstad                              Chief Financial Officer and            None
                                                        Vice President - Comp and
                                                        Licensing Services

         Thomas A. Mahowald                             Vice President - Equity Research       None

         Timothy J. Masek                               Vice President -                       None
                                                        Fixed Income Research

         Frank A. McCarthy                              Vice President - External              None
                                                        Products Group and Personal
                                                        Trust Services

         Mark T. McGannon                               Vice President and General             None
                                                        Manager - Products Sales

         Brian J. McGrane                               Vice President and LFO                 None
                                                        Officer - Finance

         Dean O. McGill                                 Group Vice President -                 None
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Jeffrey McGregor                               Vice President and National             None
                                                        Sales Manager for Distribution

         Sarah M. McKenzie                              Vice President - Managed and           None
                                                        Brokerage Products

         Jeryl A. Millner                               Senior Vice President                  None

         Penny J. Meier                                 Vice President - Business              None
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and              President
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -                None
                                                        Technologies

         Rebecca A. Nash                                Vice President - Service               Non
                                                        Operations

         B. Roger Natarajan                             Vice President - Finance               None

         Thomas V. Nicolosi                             Group Vice President -                 None
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -                 None
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage             None

         Michael J. O'Keefe                             Vice President -                       None
                                                        Advisory Business Systems

         Geoffery Oprandy                               Group Vice President - Southwest       None
         11811 N. Tatum Blvd. Suite 1030
         Phoenix, AZ  85028

         Kristi L. Petersen                             Vice President - ONE Account           None
                                                        and Cash

         John G. Poole                                  Group Vice President -                 None
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -                 None
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Michael J. Rearden                             Group Vice President -                 None
         1800 S. Pine Island Road, Suite 510            Southern Florida
         Plantation, FL  33324

         Ralph D. Richardson III                        Group Vice President -                 None
         Suite 100                                      Carolinas
         5511 Capital Center Drive
         Raleigh, NC  27606

         Mark A. Riordan                                Vice President - Finance               None
                                                        Emerging Technologies

         ReBecca K. Roloff                              Senior Vice President -                None
                                                        GFS

         Maximillian G. Roth                            Group Vice President -                 None
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Andrew C. Schell                               Vice President - Strategy              None
                                                        and Planning

         Mark E. Schwarzmann                            Senior Vice President -                None
                                                        Insurance and Annuities

         Gary A. Scott                                  Vice President - Client                None
                                                        Acquisition Marketing  and
                                                        Services

         Jacqueline M. Sinjem                           Vice President - Plan                  None
                                                        Sponsor Services

         Martin S. Solhaug                              Vice President - International         None
                                                        Comp and Benefits

         Albert L. Soule                                Group Vice President -                 None
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget M. Sperl                               Senior Vice President -                None
                                                        Client Service Organization

         Kathy Stalwick                                 Vice President                         None

         Paul J. Stanislaw                              Group Vice President -                 None
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -                       None
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President and Controller       None

         Caroline Stockdale-Boon                        Senior Vice President -                None
                                                        Human Resources

         Jeffrey J. Stremcha                            Vice President - Technologies I        None

         John T. Sweeney                                Vice President, Lead Financial         None
                                                        Officer - Banking, Brokerage
                                                        and Managed Products

         Joseph E. Sweeney                              Senior Vice President,                 None
                                                        General Manager - U.S. Brokerage
                                                        and Membership Banking

         Craig P. Taucher                               Group Vice President -                 None
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -                 None
         601 108th Ave North East                        Pacific Northwest
         Suite 1800
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President and              Board member and
                                                        Chief Investment Officer               Vice President

         George F. Tsafaridis                           Vice President - Quality &             None
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -                 None
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                      Vice President - Technologies III      None

         Peter S. Velardi                               Senior Vice President -                None
                                                        Field Management

         Andrew O. Washburn                             Vice President -                       None
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -                 None
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and                     None
                                                        Chief Compliance Officer - Asset
                                                        Management and Insurance

         Phil Wentzel                                   Vice President - Finance               None

         Jeffrey A. Williams                            Senior Vice President -                None
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -                None
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance             None
                                                        Operations

         Gayle W. Winfree                               Group Vice President -                 None
         1 Galleria Blvd. Suite 1900                    Delta States
         Metairie, LA  70001

         Michael D. Wolf                                Vice President - Equity Senior         None
                                                        Portfolio Manager

         Abraham L. Wons                                Vice President - Investments Risk      None
                                                        Management

         Michael R. Woodward                            Senior Vice President -                None
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020

         John Woerner                                   Senior Vice President - Strategic      None
                                                        Planning and Business Development

* Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 27 (c).   Not Applicable.

Item 28.       Location of Accounts and Records

               Ameriprise Financial, Inc.
               70100 Ameriprise Financial Center
               Minneapolis, MN  55474

Item 29.       Management Services

               Not Applicable.

Item 30.       Undertakings

               Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Money Market Series, Inc., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota on the 2nd day of August, 2005.


AXP MONEY MARKET SERIES, INC.


By /s/   Paula R. Meyer
   ----------------------
         Paula R. Meyer, President



By /s/   Jeffrey P. Fox
   ----------------------
         Jeffrey P. Fox, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 2nd day of August, 2005.


Signature                                            Capacity


/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr.*                         Director
---------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Patricia M. Flynn*                              Director
------------------------
     Patricia M. Flynn

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Catherine James Paglia*                         Director
-----------------------------
     Catherine James Paglia

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott

* Signed pursuant to Directors' Power of Attorney, dated Nov. 11, 2004, filed electronically herewith as Exhibit (q)(1), by:



/s/  Leslie L. Ogg
---------------------
     Leslie L. Ogg

                CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 59
                     TO REGISTRATION STATEMENT NO. 2-54516


This Post-Effective Amendment contains the following papers and documents:

The facing sheet.


Part A

     The prospectus for RiverSource Cash Management Fund (formerly AXP Cash Management Fund)
     Class I prospectus supplement for RiverSource Cash Management Fund (formerly AXP Cash Management Fund)

Part B.

     Statement of Additional Information for RiverSource Cash Management Fund (formerly AXP Cash Management Fund)

Part C.

     Other information.

The signatures.